               PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY/SM/
                                 the "Contract"

 Issued by Principal Life Insurance Company (the "Company"). This prospectus is dated May 1, 2006.


This prospectus provides information about the Contract and the Principal Life Insurance Company Separate Account B ("Separate Account") that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information ("SAI"), dated May 1, 2006, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or telephoning:
Principal Investment Plus Variable Annuity/sm/, Principal Financial Group, P. O. Box 9382, Des Moines, Iowa 50306-9382, Telephone:1-800-852-4450


An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.


The individual deferred annuity contract ("Contract") described in this prospectus is funded with the Separate Account, dollar cost averaging fixed accounts ("DCA Plus Accounts") and a Fixed Account. The DCA Plus Accounts and the Fixed Account are a part of the General Account of the Company. The assets of the Separate Account Divisions ("divisions") are invested in the following underlying mutual funds:

                               Neuberger Berman
 AIM V.I. Basic Value Fund -   Advisers Management      Principal Variable
 Series I Shares               Trust                    Contracts Fund
 AIM V.I. Small Cap Equity      Fasciano Portfolio-S    MidCap Account
 Fund - Series I Shares         Class
 AllianceBernstein Variable     High Income Bond        MidCap Growth Account
 Products Series Fund, Inc.     Portfolio-S Class
 AllianceBernstein Small Cap    Partners Portfolio-I    MidCap Value Account
 Growth Portfolio               Class
 American Century Variable      Socially Responsive     Money Market Account
 Portfolios II, Inc.            Portfolio-I Class
 Inflation Protection Fund -   Principal Variable       Principal LifeTime
 Class II                      Contracts Fund          Strategic Income Account
 American Century Variable      Asset Allocation        Principal LifeTime 2010
 Portfolios, Inc.               Account                 Account
 Ultra Fund - Class II          Bond Account            Principal LifeTime 2020
                                                        Account
 Vista Fund - Class I           Capital Value Account   Principal LifeTime 2030
                                                        Account
 Dreyfus Investment             Diversified             Principal LifeTime 2040
 Portfolios                     International Account   Account
 Technology Growth              Equity Growth Account   Principal LifeTime 2050
 Portfolio-Service Shares                               Account
 Fidelity Variable Insurance    Equity Income Account   Real Estate Securities
 Products                                               Account
 Contrafund Portfolio -         Equity Value Account    Short-Term Bond
 Service Class 2                                        Account/(3)/
 Equity-Income Portfolio -      Government & High       SmallCap Growth Account
 Service Class 2                Quality Bond
                                Account/(2)/
 Growth Portfolio - Service     Growth Account          SmallCap Value Account
 Class 2
 Mid Cap Portfolio - Service    International
 Class 2                        Emerging Markets        T. Rowe Price Blue Chip
                                Account                 Growth Portfolio - II
 Overseas Portfolio - Service   International           T. Rowe Price Health
 Class 2                        SmallCap Account        Sciences Portfolio - II
 Goldman Sachs Variable         LargeCap Blend
 Insurance Trust                Account
 Structured Small Cap Equity    LargeCap Stock Index
 Fund/(1)/                      Account
 Mid Cap Value Fund             LargeCap Value
                                Account




/ //(1)/ On May 1, 2006, Goldman Sachs VIT CORE Small Cap Equity Fund changed its name to Goldman Sachs VIT Structured Small Cap Equity Fund.
/ //(2)/ On November 21, 2005, the Government Securities Account changed its name to Government & High Quality Bond Account.
/ //(3) /On November 21, 2005, the Limited Term Bond Account changed its name to
 Short-Term Bond Account.


The Contract is available with or without the premium payment credit rider. The amount of the credit may be more than offset by the charges associated with it (increased surrender charge and surrender charge period and annual expenses). Expenses for a Contract with the rider are higher than expenses for a Contract without the rider. You should review your own circumstances to determine whether the rider is suitable for you. To assist you in making that determination, we have highlighted in gray boxes those portions of this prospectus pertaining to the rider.


Please note that we recapture the premium payment credit if you request full annuitization of the Contract prior to the third contract anniversary. The credit is recovered from your investment options. Potentially, the amount we would recover could be more than the then current value of the credit if the investment options have experienced negative investment performance and you would be worse off than if you had not purchased the credit option.





Subject to state availability, if you purchase the Contract on or after May 20, 2006 you have the right to partially annuitize a portion of your accumulated value.


These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference.

The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

                               TABLE OF CONTENTS



GLOSSARY................................................................4

SUMMARY OF EXPENSE INFORMATION..........................................6

SUMMARY.................................................................12

 Investment Limitations.................................................12

 Transfers..............................................................13

 Surrenders.............................................................13

 Charges and Deductions.................................................13

 Annuity Benefit Payments...............................................13

 Death Benefit..........................................................13

 Examination Offer Period (Free-Look)...................................13

THE PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY..........................14

THE COMPANY.............................................................14

THE SEPARATE ACCOUNT....................................................14

THE UNDERLYING MUTUAL FUNDS.............................................14

THE CONTRACT............................................................15

 To Buy a Contract......................................................15

 Premium Payments.......................................................15

 Right to Examine the Contract (Free-Look)..............................16

 Premium Payment Credit Rider...........................................18

 The Accumulation Period................................................19

 Automatic Portfolio Rebalancing (APR)..................................21

 Telephone and Internet Services........................................22

 Surrenders.............................................................22

 Investment Protector Plus Rider........................................23

 Death Benefit..........................................................29

 Enhanced Death Benefit Rider...........................................30

 The Annuitization Period...............................................31

CHARGES AND DEDUCTIONS..................................................33

 Annual Fee.............................................................33

 Mortality and Expense Risks Charge.....................................34

 Charges for Optional Riders ............................................34

 Transaction Fee........................................................35

 Transfer Fee...........................................................35

 Premium Taxes..........................................................35

 Surrender Charge.......................................................35

 Free Surrender Privilege...............................................36

 Administration Charge..................................................37

 Special Provisions for Group or Sponsored Arrangements.................37

FIXED ACCOUNT AND DCA PLUS ACCOUNTS.....................................37

 Fixed Account..........................................................38

 Fixed Account Accumulated Value........................................38

 Fixed Account Transfers, Total and Partial Surrenders..................38

 Dollar Cost Averaging Plus Program (DCA Plus Program)..................39

GENERAL PROVISIONS......................................................40

 The Contract...........................................................40

 Delay of Payments......................................................40

 Misstatement of Age or Gender..........................................40

 Assignment.............................................................40

 Change of Owner or Annuitant ...........................................40

 Beneficiary............................................................41

 Contract Termination...................................................41

 Reinstatement..........................................................41

 Reports................................................................41

 Important Information about Customer Identification Procedures .........41

RIGHTS RESERVED BY THE COMPANY..........................................41

 Frequent Trading and Market Timing (Abusive Trading Practices) .........42

DISTRIBUTION OF THE CONTRACT............................................42

PERFORMANCE CALCULATION.................................................43

VOTING RIGHTS...........................................................43

FEDERAL TAX MATTERS.....................................................44

 Non-Qualified Contracts................................................44

 Required Distributions for Non-Qualified Contracts.....................44

 IRA, SEP and SIMPLE-IRA................................................45

 Rollover IRAs..........................................................45

 Withholding............................................................46

MUTUAL FUND DIVERSIFICATION.............................................46

STATE REGULATION........................................................46

GENERAL INFORMATION.....................................................47

FINANCIAL STATEMENTS....................................................47

TABLE OF SEPARATE ACCOUNT DIVISIONS.....................................48

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............57

CONDENSED FINANCIAL INFORMATION.........................................58

APPENDIX A- GMWB EXAMPLES ...............................................64

GLOSSARY


ACCUMULATED VALUE - an amount equal to the DCA Plus Account(s) accumulated value plus the Fixed Account accumulated value plus the Separate Account division accumulated value.


ANNIVERSARY - the same date and month of each year following the contract date.


ANNUITANT - the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.


ANNUITIZATION - application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.


ANNUITIZATION DATE - the date all of the owner's accumulated value is applied to an annuity benefit payment option.


CONTRACT DATE - the date that the Contract is issued and which is used to determine contract years.


CONTRACT YEAR - the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary. (e.g. If the contract date is June 5, 2006, the first contract year ends on June 4, 2007, and the first contract anniversary falls on June 5, 2007.)


DATA PAGE - that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the contract issue date; maximum annuitization date; contract charges and limits; benefits; and a summary of any optional benefits chosen by the contract owner.


DOLLAR COST AVERAGING PLUS (DCA PLUS) ACCOUNT - an account which earns guaranteed interest for a specific amount of time.


DOLLAR COST AVERAGING PLUS (DCA PLUS) ACCUMULATED VALUE - the amount of your accumulated value which is in the DCA Plus Account(s).


DOLLAR COST AVERAGING PLUS (DCA PLUS) PROGRAM - a program through which premium payments are transferred from a DCA Plus Account to the investment options over a specified period of time.


FIXED ACCOUNT - an account which earns guaranteed interest.


FIXED ACCOUNT ACCUMULATED VALUE - the amount of your accumulated value which is in the Fixed Account.


INVESTMENT OPTIONS - the DCA Plus Accounts, Fixed Account and Separate Account divisions.


JOINT ANNUITANT - an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.


JOINT OWNER - an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.


NON-QUALIFIED CONTRACT - a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.


NOTICE - any form of communication received by us, at the annuity service office, either in writing or in another form approved by us in advance.


Your notices may be mailed to us at:
   Principal Life Insurance Company

   P O Box 9382
   Des Moines, Iowa 50306-9382

OWNER - the person, including joint owner, who owns all the rights and privileges of this Contract.


PREMIUM PAYMENTS - the gross amount contributed to the Contract.


QUALIFIED PLANS - retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.


SEPARATE ACCOUNT DIVISION (DIVISION(S)) - a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as "sub-accounts.")


SEPARATE ACCOUNT DIVISION ACCUMULATED VALUE - the amount of your accumulated value in all divisions.


SURRENDER CHARGE - the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.


SURRENDER VALUE - accumulated value less any applicable surrender charge, rider fee, annual fee, transaction fee and any premium or other taxes.


TRANSFER - moving all or a portion of your accumulated value to or among one investment option or another. Simultaneous transfers are considered to be one transfer for purposes of calculating the transfer fee, if any.


UNDERLYING MUTUAL FUND - a registered open-end investment company, or a separate division or portfolio thereof, in which a division invests.


UNIT - the accounting measure used to calculate the value of a division.


UNIT VALUE - a measure used to determine the value of an investment in a division.


VALUATION DATE - each day the New York Stock Exchange ("NYSE") is open for trading and trading is not restricted.


VALUATION PERIOD - the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T., on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.


YOU, YOUR - the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options.The expenses in the shaded box reflect the expenses associated with the premium payment credit rider. These expenses are higher than the expenses for the Contract without the premium payment credit rider.

                     CONTRACT OWNER TRANSACTION EXPENSES
 ------------------------------------------------------------------------------
 Sales charge imposed on premium payments (as a   .none
 percentage of premium payments)
 ------------------------------------------------------------------------------
 Maximum surrender charge (as a percentage of     .6%
 amount surrendered)/(1)/
 ------------------------------------------------------------------------------
 Maximum deferred surrender charge for Contracts
 with the premium payment credit rider (as a      .8%
 percentage of amount surrendered)/(2)/
 ------------------------------------------------------------------------------
 Transaction Fees                                 .$25 for each unscheduled
 . guaranteed maximum                               partial surrender after the
                                                    first in a contract year
                                                  .zero
 .current
 ------------------------------------------------------------------------------
 Transfer Fee/(3)/                                .$30 for each unscheduled
 . guaranteed maximum                               transfer after the first in
                                                    a contract year
 .current                                         .zero
 ------------------------------------------------------------------------------
 State Premium Taxes (vary by state)              . 3.5% of premiums paid
 . guaranteed maximum                             .zero
 .current
 ------------------------------------------------------------------------------


/ //(1)/ Surrender charge without the premium payment credit rider (as a percentage of amounts surrendered):

                    TABLE OF SURRENDER CHARGES WITHOUT THE PREMIUM PAYMENT CREDIT RIDER
                    --------------------------------------------------------------------
                    NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
                        SINCE EACH PREMIUM PAYMENT         PREMIUM PAYMENTS RECEIVED IN
                                 WAS MADE                       THAT CONTRACT YEAR
                    ----------------------------------   -------------------------------
                       0 (year of premium payment)                      6%
                                    1                                   6%
                                    2                                   6%
                                    3                                   5%
                                    4                                   4%
                                    5                                   3%
                                    6                                   2%
                               7 and later                              0%


///(2)/
 SURRENDER CHARGE WITH THE PREMIUM PAYMENT CREDIT RIDER (AS A PERCENTAGE OF AMOUNTS SURRENDERED):



                     TABLE OF SURRENDER CHARGES WITH THE PREMIUM PAYMENT CREDIT RIDER
                    -------------------------------------------------------------------
                    NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
                        SINCE EACH PREMIUM PAYMENT        PREMIUM PAYMENTS RECEIVED IN
                                 WAS MADE                      THAT CONTRACT YEAR
                    ----------------------------------   -------------------------------
                       0 (year of premium payment)                     8%
                                    1                                  8%
                                    2                                  7%
                                    3                                  6%
                                    4                                  5%
                                    5                                  4%
                                    6                                  3%
                                    7                                  2%
                                    8                                  1%
                               9 and later                             0%

/ //(3)/ Please note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transfer fees and/or impose restrictions on transfers.

The next table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.


                               PERIODIC EXPENSES
  -----------------------------------------------------------------------------
   Annual Fee (waived for Contracts       the lesser of $30
   with accumulated value of $30,000    or 2% of the accumulated value
   or more)
  -----------------------------------------------------------------------------
   Separate Account Annual Expenses
   (as a percentage of average
   separate account accumulated value)
   . guaranteed maximum
    Mortality and Expense Risks Charge    1.25%
    Administration Charge                 0.15%
    Total Separate Account Annual         -----
   Expense                                1.40%

   .current                               1.25%
    Mortality and Expense Risks Charge    0.00%
    Administration Charge                 -----
    Total Separate Account Annual         1.25%
  Expense
  -----------------------------------------------------------------------------
    Optional Riders
  -----------------------------------------------------------------------------
    . Enhanced Death Benefit rider
     . guaranteed maximum                 .0.075% of average quarterly
     .current                             accumulated value
                                          .0.0625% of average quarterly
                                          accumulated value
  -----------------------------------------------------------------------------

    . Investment Protector Plus rider     .0.2125% of the average quarterly
     . guaranteed maximum                  Investment Back remaining withdrawal
                                           benefit base*
     .current                             .0.15% of the average quarterly
                                           Investment Back remaining withdrawal
                                           benefit base*
  -----------------------------------------------------------------------------

                                          .an annual charge of 0.60
                                           % of accumulated value in the
    . Premium Payment Credit rider         divisions deducted daily plus a
     . guaranteed maximum                  reduction of up to 0.60% of the
                                           Fixed Account interest rate
                                          . an annual charge of  0.60
     .current                              % of accumulated value in the
                                           divisions deducted daily (with no
                                           reduction of the Fixed Account
                                           interest rate)
  -----------------------------------------------------------------------------



  * The Investment Back remaining withdrawal benefit base is the total amount that is available for future withdrawal benefit payments (see THE CONTRACT - Surrenders - Investment Protector Plus Rider).
                 ---------------------------------

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.
..

     MINIMUM AND MAXIMUM ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES
                           AS OF DECEMBER 31, 2005
 ------------------------------------------------------------------------------
                                                     MINIMUM        MAXIMUM
 ------------------------------------------------------------------------------
 Total annual underlying mutual fund operating
 expenses (expenses that are deducted from         0.
 underlying mutual fund assets, including          38            1.60
 management fees, distribution and/or service      %             %
 (12b-1) fees and other expenses)
 ------------------------------------------------------------------------------


Annual expenses of the underlying mutual funds (as a percentage of average net assets) as of December 31, 2005:

                              ANNUAL UNDERLYING MUTUAL FUND EXPENSES
                                                                                        TOTAL          CONTRACTUAL
                                                MANAGEMENT    12B-1      OTHER          GROSS              NET
           UNDERLYING MUTUAL FUNDS                 FEES     FEES/(1)/   EXPENSES  EXPENSES/(//2//)/      EXPENSES
           -----------------------              ----------  ---------   --------  -----------------  ----------------
                                                                                     1.02%/(3)(4)/
 AIM V.I. Basic Value Fund - Series I             0.72%        N/A%      0.30%
 AIM V.I. SmallCap Equity Fund - Series I         0.85          N/A      0.72        1.57               1.15/(5)(6)/
 AllianceBernstein Small Cap Growth Portfolio     0.75          N/A      0.43        1.18
 American Century VP II Inflation Protection
 Fund - Class II                                  0.49         0.25      0.01        0.75/(7)/
 American Century VP Ultra - Class II             0.90         0.25      0.01        1.16/(7)/
 American Century VP Vista Fund - Class I         1.00          N/A      0.01        1.01
 Dreyfus IP Technology Growth - Service Shares    0.75         0.25      0.06        1.06
 Fidelity VIP Contrafund - Service Class 2        0.57         0.25      0.09        0.91               0.89/(8)/
 Fidelity VIP Equity-Income - Service Class 2     0.47         0.25      0.09        0.81               0.80/(9)/
 Fidelity VIP Growth - Service Class 2            0.57         0.25      0.10        0.92/(8)/
 Fidelity VIP Mid Cap - Service Class 2           0.57         0.25      0.12        0.94               0.89/(8)/
 Fidelity VIP Overseas - Service Class 2          0.72         0.25      0.17        1.14               1.07/(8)/
 Goldman Sachs VIT CORE Small Cap Equity          0.75          N/A      0.15        0.88               0.75/(10)/
 Goldman Sachs VIT Mid Cap Value                  0.80          N/A      0.07        0.87               0.80/(11)/
 Neuberger Berman AMT Fasciano Portfolio - S
 Class                                            1.15         0.25      0.70        2.10               1.40/(12)/
 Neuberger Berman AMT High Income Bond
 Portfolio - S Class                              0.78         0.25      0.60        1.63               1.10/(13)/
 Neuberger Berman AMT Partners Portfolio - I
 Class                                            0.83          N/A      0.08        0.91
 Neuberger Berman AMT Socially Responsive
 Portfolio - I Class                              0.85          N/A      1.45        2.30               1.30/(14)/
 Principal VCF Asset Allocation                   0.80          N/A      0.06        0.86
 Principal VCF Bond                               0.45          N/A      0.02        0.47
 Principal VCF Capital Value                      0.60          N/A      0.01        0.61
 Principal VCF Diversified International          0.85          N/A      0.12        0.97/(//1//5//)/
 Principal VCF Equity Growth                      0.76          N/A      0.01        0.77                  /
 Principal VCF Equity Income                      0.60          N/A      0.06        0.66
 Principal VCF Equity Value                       0.85          N/A      0.29        1.14               1.05/(1//6//)/
 Principal VCF Government & High Quality Bond     0.44          N/A      0.02        0.46
 Principal VCF Growth                             0.60          N/A      0.02        0.62                  /
 Principal VCF International Emerging Markets     1.25          N/A      0.35        1.60/(//1//5//)/      /
 Principal VCF International SmallCap             1.19          N/A      0.14        1.33/(//1//5//)/
 Principal VCF LargeCap Blend                     0.75          N/A      0.03        0.78                  /
 Principal VCF LargeCap Stock Index               0.35          N/A      0.03        0.38/(//1//7//)/      /
 Principal VCF LargeCap Value                     0.75          N/A      0.02        0.77                  /
 Principal VCF Short-Term Bond                    0.50          N/A      0.07        0.57
 Principal VCF MidCap                             0.57          N/A      0.01        0.58
 Principal VCF MidCap Growth                      0.90          N/A      0.02        0.92
 Principal VCF MidCap Value                       1.05          N/A      0.02        1.07                  /
 Principal VCF Money Market                       0.49          N/A      0.12        0.61
 Principal VCF Principal LifeTime 2010            0.12          N/A      0.08        0.20               0.16/(1//8//)/
 Principal VCF Principal LifeTime 2020            0.12          N/A      0.04        0.16               0.13/(1//8//)/
 Principal VCF Principal LifeTime 2030            0.12          N/A      0.26        0.38               0.16/(1//8//)/
 Principal VCF Principal LifeTime 2040            0.12          N/A      0.44        0.56               0.13/(1//8//)/
 Principal VCF Principal LifeTime 2050            0.12          N/A      0.99        1.11               0.12/(1//8//)/
 Principal VCF Principal LifeTime Strategic
 Income                                           0.12          N/A      0.15        0.27               0.14/(1//8//)/
 Principal VCF Real Estate Securities             0.88          N/A      0.01        0.89
 Principal VCF SmallCap Growth                    1.00          N/A      0.05        1.05                  /
 Principal VCF SmallCap Value                     1.09          N/A      0.04        1.13
 T. Rowe Price Blue Chip Growth Portfolio - II    0.85         0.25       N/A        1.10
 T. Rowe Price Health Sciences Portfolio - II     0.95         0.25       N/A        1.20

 /(1)/ Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
/ //(//2//)/ The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for record keeping, marketing and distribution services.

/ //(3)/ Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.
/ //(4)/ The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.
/ //(5) /Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.
/ //(6)/ Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.15% of average daily net assets. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007./ /
/ //(//7//)/ The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase and increases as the fund's assets decrease.
/ //(8)/ A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been VIP Contrafund 0.89%; VIP Equity-Income 0.80%; VIP Growth 0.88%; VIP Mid Cap 0.89%; and VIP Overseas 1.07%. These offsets may be discontinued at any time.
/ //(9)/ A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.80%. These offsets may be discontinued at any time.
/ //(10)/ Effective July 1, 2005, Goldman Sachs, has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. Goldman Sachs has entered into the following fee reduction commitment for the Funds which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of the date of this Prospectus equal to 0.75%. Management fee annual rate on the first $2 billion in average daily net assets and 0.68% Management fee annual over $2 billion in average daily net assets. Prior to July 1, 2005, the Funds' Management fees as an annual percentage of average daily net assets was the rate noted as "Contractual management Fee" in the table above.
/ //(11)/ Goldman Sachs has entered into the following fee reduction commitment for the Funds which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of the date of this Prospectus equal to 0.80%. Management fee annual rate on the first $2 billion in average daily net assets and 0.72% Management fee annual over $2 billion in average daily net assets. Prior to July 1, 2005, the Funds' Management fees as an annual percentage of average daily net assets was the rate noted as "Contractual management Fee" in the table above.
/ //(12) /Neuberger Berman Management, Inc. (NBMI) has contractually agreed to reimburse certain expenses of the Fund through December 31, 2009, so that the total annual operating expenses are limited to 1.40% of the Fund's average daily net asset value. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay NBMI for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed its expense limitation. Any such repayment must be made within three years after the year in which NBMI incurred the expense.
/ //(13) /Neuberger Berman Management, Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through December 31, 2007, so that the total annual operating expenses are limited to 1.10% of the fund's average daily net asset value. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed its expense limitation. Any such repayment must be made within three years after the year in which NBMI incurred the expense. Since the fund had not commenced operations as of December 31, 2003, the operating expenses for the fund are based on a net asset size of $25 million.
/ //(14) /Neuberger Berman Management, Inc. (NBMI) has undertaken through
 December 31, 2007 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Fund. The expense limitation agreement is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the fund to exceed its contractual expense limitation. Moreover, NBMI has voluntarily committed to reimburse certain expenses, as stated above, for an additional 0.20% of the average daily net asset value of the fund to maintain the fund's net operating expense ratio at 1.30%. NBMI may, at it s sole discretion, terminate this voluntary additional reimbursement commitment without notice.
 /(1//5//) /Expense ratio without custodian credits.
/ //(//16//)// /Expense ratio without the Manager's voluntary expense limit.
 Effective May 1, 2006 the Manager contractually agreed to reimburse the operating expenses to the Total Account operating expenses will not be greater than 1.05% through April 30, 2007. The manager may choose not to continue this arrangement after April 30, 2007.
/ //(//1//7//)/ Expense ratio without the Manager's voluntary expense limit. The expense limit ceased on April 29, 2005. Effective January 1, 2006, the Management fee was reduced from 0.35% to 0.25%.
/ //(//1//8//)/ Principal Management Corporation voluntarily agreed to reimburse total Account operating expenses of the Principal LifeTime Accounts from January 1, 2005 through November 20, 2005. Beginning November 21, 2005 Principal Management Corporation has contractually agreed to reimburse the operating expenses so that the total Account operating expenses will not be greater than 0.16% for Principal LifeTime 2010 Account; 0.13% for Principal LifeTime 2020 Account; 0.16% for Principal LifeTime 2030 Account; 0.13% for Principal LifeTime 2040 Account; 0.12% for Principal LifeTime 2050 Account and 0.14% for Principal LifeTime Strategic Income Account through April 30, 2007. The Manager may choose not to continue this arrangement after April 30, 2007.




 The Principal Variable Contracts Fund, Inc. - Principal LifeTime Accounts are designed to provide diversification and asset allocation across several types of investments and asset classes by investing in underlying funds. Therefore, in addition to the expense of the Principal LifeTime Accounts, a shareholder will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund expenses. As of December 31, 2005, the operating expenses of the underlying funds ranged from 0.38% to 1.13%. These expenses are not included in the table above. Based on the assets as of December 31, 2005, the weighted average of the total account operating expenses of the underlying funds are as follows:


       Principal LifeTime
       2010                     0.64%     Principal LifeTime 2040          %
       Principal LifeTime
       2020                               Principal LifeTime 2050
       Principal LifeTime                 Principal LifeTime
       2030                     0.70      Strategic Income




EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses. The shaded areas show charges that apply to Contracts with the premium payment credit rider. The unshaded areas show charges that apply to Contracts without the premium payment credit rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below.

Example 1 reflects the maximum charges imposed if you were to purchase the Contract without any riders. The Example also reflects the minimum and maximum annual underlying mutual fund operating expenses (as of December 31, 2005). The Example assumes:
.. a $10,000 investment in the Contract for the time periods indicated;

.. a 5% return each year;
.. an annual contract fee of $30 (expressed as a percentage of the average accumulated value);
.. an Administration Charge of 0.15% (fees collected may be less than shown in this table as this charge is not currently imposed);
.. that the Contract has been purchased without optional riders; and .. the maximum and minimum fees and expenses (without voluntary fee waivers, if any) of any of the underlying mutual funds.
This Example shows the maximum guaranteed fees of the Contract.

Example 1. Contract without riders.



                           IF YOU SURRENDER YOUR CONTRACT               IF YOU DO NOT
                            AT THE END OF THE APPLICABLE                  SURRENDER
                                    TIME PERIOD                         YOUR CONTRACT
--------------------------------------------------------------------------------------------------
                        1 YR.    3 YRS.    5 YRS.   10 YRS.   1 YR.   3 YRS.   5 YRS.   10 YRS.
--------------------------------------------------------------------------------------------------
 Maximum Total
 Underlying Mutual
 Fund Operating         850       1,487  1,948   3,255   298      911     1,548   3,255
 Expenses (1.60%)
--------------------------------------------------------------------------------------------------
 Minimum total
 Underlying Mutual
 Fund Operating         738       1,151   1,348  2,057    178     551    948       2,057
 Expenses (0.38%)
--------------------------------------------------------------------------------------------------

                         IF YOU FULLY ANNUITIZE YOUR CONTRACT AT
                          THE END OF THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------
                         1 YR.     3 YRS.     5 YRS.      10 YRS.
--------------------------------------------------------------------
 Maximum Total          298     911     1,548           3,255
 Underlying Mutual
 Fund Operating
 Expenses (1.60%)
--------------------------------------------------------------------
 Minimum total          178    551    948      2,057
 Underlying Mutual
 Fund Operating
 Expenses (0.38%)
--------------------------------------------------------------------





Example 2 reflects the maximum charges imposed if you were to purchase the Contract with the premium payment credit and enhanced death benefit riders. The Example also reflects the minimum and maximum annual underlying mutual fund operating expenses (as of December 31, 2005). The Example assumes:
.. a $10,000 investment in the Contract for the time periods indicated;


.. a 5% return each year;
.. an annual contract fee of $30 (expressed as a percentage of the average accumulated value);
.. an Administration Charge of 0.15% (fees collected may be less than shown as this charge is not currently imposed;)
.. that the premium payment credit rider was added to the Contract at issue and the premium payment credit rider surrender charge schedule is applied;
.. that the enhanced death benefit rider was added to the Contract at issue; and

.. the maximum and minimum fees and expenses (without voluntary fee waivers, if any) of any of the underlying mutual funds.

Example 2. Contract with premium payment credit and enhanced death benefit riders.



                           IF YOU SURRENDER YOUR CONTRACT               IF YOU DO NOT
                            AT THE END OF THE APPLICABLE                  SURRENDER
                                    TIME PERIOD                         YOUR CONTRACT
--------------------------------------------------------------------------------------------------
                        1 YR.    3 YRS.    5 YRS.   10 YRS.   1 YR.   3 YRS.   5 YRS.   10 YRS.
--------------------------------------------------------------------------------------------------
 Maximum Total
 Underlying Mutual
 Fund Operating         1,170   1,906   2,548   4,048         401       1,215   2,048   4,078
 Expenses (1.60%)
--------------------------------------------------------------------------------------------------
 Minimum total
 Underlying Mutual
 Fund Operating         1,055   1,545   1,941   2,909         275       845     1,441   2,909
 Expenses (0.38%)
--------------------------------------------------------------------------------------------------

                         IF YOU FULLY ANNUITIZE YOUR CONTRACT AT
                          THE END OF THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------
                         1 YR.     3 YRS.     5 YRS.      10 YRS.
--------------------------------------------------------------------
 Maximum Total          901     1,715         2,048     4,078
 Underlying Mutual
 Fund Operating
 Expenses (1.60%)
--------------------------------------------------------------------
 Minimum total          775     1,345          1,441    2,909
 Underlying Mutual
 Fund Operating
 Expenses (0.38%)
--------------------------------------------------------------------




Example 3 reflects the maximum charges imposed if you were to purchase the Contract with the Investment Protector Plus rider. The Example also reflects the minimum and maximum annual underlying mutual fund operating expenses (as of December 31, 2005) for the limited array of underlying mutual funds available when utilizing the Investment Protector Plus rider (see the rider description for more details). The Example assumes:
.. a $10,000 investment in the Contract for the time periods indicated;

.. a 5% return each year;
.. an annual contract fee of $30 (expressed as a percentage of the average accumulated value);
.. an Administration Charge of 0.15% (fees collected may be less than shown as this charge is not currently imposed);
.. that the Investment Protector Plus rider was added to the Contract at issue; .. that the premium payment credit rider was added to the Contract at issue and the premium payment credit rider surrender charge schedule is applied;
.. that the enhanced death benefit rider was added to the Contract at issue; and

.. the maximum and minimum fees and expenses (without voluntary fee waivers, if any) of the underlying mutual funds available when utilizing the Investment Protector Plus rider.

Example 3. Contract with Investment Protector Plus, premium payment credit and enhanced death benefit riders.

                            IF YOU SURRENDER YOUR CONTRACT                 IF YOU DO NOT
                             AT THE END OF THE APPLICABLE                    SURRENDER
                                     TIME PERIOD                           YOUR CONTRACT
------------------------------------------------------------------------------------------------------
                         1 YR.     3 YRS.    5 YRS.   10 YRS.   1 YR.    3 YRS.    5 YRS.   10 YRS.
------------------------------------------------------------------------------------------------------
 Maximum Total
 Underlying Mutual
 Fund Operating         1,161   1,877        2,495    3,963      391      1,185   1,995   3,963
 Expenses (0.93%)
------------------------------------------------------------------------------------------------------
 Minimum total
 Underlying Mutual
 Fund Operating         1,126    1,770    2,307   3,600          352      1,070  1,807  3,600
 Expenses (0.55%)
------------------------------------------------------------------------------------------------------

                        IF YOU FULLY ANNUITIZE YOUR CONTRACT AT THE
                             END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------
                         1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------
 Maximum Total          891    1,685    1,995    3,963
 Underlying Mutual
 Fund Operating
 Expenses (0.93%)
----------------------------------------------------------------------
 Minimum total          852    1,570    1,807    3,600
 Underlying Mutual
 Fund Operating
 Expenses (0.55%)
----------------------------------------------------------------------




SUMMARY


This prospectus describes a flexible variable annuity offered by the Company.
The Contract is designed to provide individuals with retirement benefits, including:
.. non-qualified retirement programs; and
.. Individual Retirement Annuity plans ("IRA Plans"), Simplified Employee Pension plans ("SEPs") and Savings Incentive Match Plan for Employees ("SIMPLE") IRAs adopted according to Section 408 of the Internal Revenue Code (see Federal Tax Matters - IRA, SEP and SIMPLE-IRA and Rollover IRAs). THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL IF YOU PURCHASE IT TO FUND AN IRA OR OTHER INVESTMENT VEHICLE THAT ALREADY PROVIDES TAX DEFERRAL.

For information on how to purchase the Contract, please see THE CONTRACT - To Buy a Contract.


This is a brief summary of the Contract's features. More detailed information follows later in this prospectus.


INVESTMENT LIMITATIONS
.. Initial premium payment must be $5,000 or more for non-qualified contracts. .. Initial premium payment must be $2,000 for all other contracts.
.. Each subsequent payment must be at least $500.
.. If you are a member of a retirement plan covering three or more persons and payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

You may allocate your net premium payments to the investment options.
.. A complete list of the divisions may be found in the Table of Separate Account
  Divisions later in this prospectus. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.
.. The investment options also include the Fixed Account and the DCA Plus
  Accounts.

TRANSFERS (See Division Transfers and Fixed Account Transfers, Total and Partial Surrenders for additional restrictions.) This section does not apply to transfers under the DCA Plus Program (see Scheduled DCA Plus Transfers and Unscheduled DCA Plus Transfers).
During the accumulation period:
.. a dollar amount or percentage of transfer must be specified;
.. a transfer may occur on a scheduled or unscheduled basis;
.. transfers to the Fixed Account are not permitted if a transfer has been made from the Fixed Account to a division within six months; and .. transfers into DCA Plus Accounts are not permitted.
During the annuity benefit payment period, transfers are not permitted (no transfers once payments have begun).

SURRENDERS (See Surrenders and Fixed Account Transfers, Total and Partial Surrenders and DCA Plus Surrenders)
During the accumulation period:
.. a dollar amount must be specified;
.. surrendered amounts may be subject to surrender charge;

  .for Contracts without the premium payment credit rider, the maximum surrender charge is 6% of the amount(s) surrendered.
  .for Contracts with the premium payment credit rider, the maximum surrender charge is 8% of the amount(s) surrendered.



.. total surrenders may be subject to an annual Contract fee;
.. during a contract year, partial surrenders less than the Contract's earnings or 10% of premium payments are not subject to a surrender charge; and .. surrenders before age 591/2 may involve an income tax penalty (see FEDERAL TAX
  MATTERS).


CHARGES AND DEDUCTIONS (see CHARGES AND DEDUCTIONS)
.. There is no sales charge on premium payments.
.. A contingent deferred surrender charge is imposed on certain total or partial surrenders.
.. An annual mortality and expense risks charge equal to 1.25% of amounts in the
  Separate Account divisions is imposed daily.
.. The daily Separate Account administration charge currently is zero but we reserve the right to assess a charge not to exceed 0.15% of Separate Account division value(s) annually.
.. The optional riders are available at an additional charge (see CHARGES AND
  DEDUCTIONS).
.. Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one Contract, all the Contracts you own or jointly own are aggregated on each Contract's anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged.
.. Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from premium payments or accumulated values.

ANNUITY BENEFIT PAYMENTS

.. You may choose from several fixed annuity benefit payment options which are described in The Annuitization Period - Annuity Benefit Payment Options.
.. Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option (see Annuity Benefit Payment Options and FEDERAL TAX MATTERS).

DEATH BENEFIT
.. If the owner dies before the annuitization date, a death benefit is payable to the beneficiary of the Contract.
.. The death benefit may be paid as either a single sum cash benefit or under an annuity benefit payment option (see Death Benefit).
.. If the annuitant dies on or after the annuitization date, the beneficiary will receive only any continuing payments which may be provided by the annuity benefit payment option in effect.

EXAMINATION OFFER PERIOD (FREE-LOOK) (see Right to Examine the Contract (Free-Look))

..You may return the Contract during the examination offer period which is generally 10 days from the date you receive the Contract. The examination offer period may be longer in certain states.
..We return all premium payments if required by state law. Otherwise we return accumulated value.
.. We keep the full amount of any premium payment credit.




THE PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY

The Principal Investment Plus Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the divisions) rather than the Company. The Separate Account division accumulated value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.

Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.


THE COMPANY


The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392 and is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.


In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.


THE SEPARATE ACCOUNT


Separate Account B was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.


The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Contract, including the promise to make annuity benefit payments, are general corporate obligations of the Company. However, the Contract provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Contract are not charged with any liabilities arising out of any other business of the Company.


The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.


THE UNDERLYING MUTUAL FUNDS


The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information ("SAI"). ADDITIONAL COPIES OF THESE DOCUMENTS ARE AVAILABLE WITHOUT CHARGE FROM A SALES REPRESENTATIVE OR OUR ANNUITY SERVICE OFFICE (CALL 1-800-852-4450).


The Company purchases and sells underlying mutual fund shares for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division's performance has no effect on the investment performance of any other division.


The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.

The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives of, and sub-advisor for, each division.


THE CONTRACT


The following descriptions are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any qualified plan which is to be funded by the Contract. Qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.


TO BUY A CONTRACT
If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in proper order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at the annuity service office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.

The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.


Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity's features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.


PREMIUM PAYMENTS
.. The initial premium payment must be at least $5,000 for non-qualified retirement programs.
.. All other initial premium payments must be at least $2,000.

.. If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.
.. All premium payments are subject to a surrender charge period that begins in the contract year each payment is received.
.. Subsequent payments must be at least $500 and can be made until the annuitization date.
.. If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.
.. The total of all premium payments may not be greater than $2,000,000 without our prior approval.

RIGHT TO EXAMINE THE CONTRACT (FREE-LOOK)
Under state law, you have the right to return the Contract for any reason during the examination offer period. The examination offer period is 10 days after the Contract is delivered to you in all states, unless your Contract is issued in:

.. Arizona and you are age 65 and over (30 day examination offer period), .. California and you are age 60 and over (30 day examination offer period), .. Idaho (20 day examination offer period), or .. North Dakota (20 day examination offer period).

Some states require us to return the initial premium payment while other states require us to return the accumulated value. Though we currently allocate your initial premium to the investment options you have selected, we reserve the right to allocate initial premiums to the Money Market Division during the examination offer period. In addition, we are required to allocate initial premium payments to the Money Market Division if the contract is issued in California and the owner is age 65 or older. After the examination offer period, the current value of the Money Market Division will be reallocated according to your allocation instructions. The states in which purchase payments are returned are:

  Georgia             Louisiana           Nebraska            Rhode Island
  Hawaii              Maine               New Hampshire       South Carolina
  Idaho               Maryland            North Carolina      Utah
  Iowa                Michigan            Oklahoma            Virginia
  Kentucky            Missouri            Pennsylvania        West Virginia



Please note that we recapture the premium payment credit if you decide to return the Contract during the examination offer period. We recover the full amount of the premium payment credit and you could receive less than your initial premium payment.




If the purchase of this Contract is a replacement for another annuity contract or a life insurance policy, different examination offer periods may apply. The Company reserves the right to keep the initial premium payment in the Money Market Division longer than 10 days to correspond to the examination offer periods of a particular state's replacement requirements.

If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the free-look period, we will return the greater of:
.. total premium payments; or
.. accumulated value.

To return a Contract, you must send it and a written request to the annuity service office or to the sales representative who sold it to you before the close of business on the last day of the examination offer period. If you send the request (properly addressed and postage prepaid) to the annuity service office, the date of the postmark is used to determine if the examination offer period has expired.


Specific information is available from your sales representative or the annuity service office (1-800-852-4450).


Exchange Credit
-------------------
If you own a Single Premium Deferred Annuity ("SPDA") or a Single Premium Deferred Annuity Plus ("SPDA+") issued by us and are within at least 8 months of the 8th contract year, then you may transfer the accumulated value, without charge, to the Contract described in this prospectus. Additionally, we will add 1% of the current SPDA/SPDA+ surrender value to the premium payment. We reserve the right to change or terminate this program. Any changes or termination will follow at least one-year notice.

Both SPDA and SPDA+ are annuities which provide a fixed rate of accumulation. The values in the Separate Account divisions in this Contract vary with the investment experience and objectives of the various underlying mutual funds. Thus, the value of your Contract may increase or decrease with the investment holdings of the Separate Account divisions.


When making an exchange decision, the owner should carefully review the SPDA or SPDA+ contract and this prospectus because the charges and provisions of the contracts differ. An existing SPDA or SPDA+ contract may be currently eligible for waiver of surrender charge due to critical need, while similar riders may not be available under this Contract. Electing the exchange credit does not result in additional charges or deductions. The charges and deductions associated with your Contract and any riders still apply.


To complete a transfer to this Contract, send:
.. a Contract application,
.. a SPDA/SPDA+ surrender form,
.. a replacement form (based on state written), and .. an Annuity Exchange Request and Release Form.

The exchange is effective when we receive the completed forms and accept the application. The transaction is valued at the end of the valuation period in which we receive the necessary documents.

(This "exchange credit" may not be available in all states. Specific information is available from your registered representative or the annuity service office (1-800-852-4450)).


The Exchange Credit is allocated among the Separate Account divisions, the DCA Plus Account(s) or the Fixed Account in the same ratio as the allocation of the premium payment. The credit is treated as earnings. We recover the 1% credit if you exercise your right to return the Contract during the examination offer period (see Right to Examine the Contract).

PREMIUM PAYMENT CREDIT RIDER
You may elect a premium payment credit rider at the time the Contract is issued (the rider may not be available in all states; consult your sales representative or the annuity service office for availability). If the premium payment credit rider is elected, the following provisions apply to the
Contract:
..
  A credit of 5% will be applied to premium payments received during your first contract year. For example, if you make premium payments totaling $10,000 in your first contract year, a credit amount of $500 will be added to your Contract (5% x $10,000). If an additional premium payment of $5,000 is made in your second contract year, no credit is added as a result of the $5,000 premium payment.
..The credit is allocated among the investment options according to your then current premium payment allocations.
..If you exercise your right to return the Contract during the examination offer period, the amount returned to you is reduced by any credits. You could receive less than your initial premium payment.
..We recapture the premium payment credit if you request full annuitization of the Contract prior to the third contract anniversary or if you decide to return the Contract during the examination offer period. The credit is recovered from your investment options according to your surrender allocation percentages (if surrender allocation percentages are not specified, we would use your premium allocation percentages). Potentially, the amount we would recover could be more than the current value of the credit. If the investment options have experienced negative investment performance you would bear the loss for the difference between the original value of the credit (the amount recaptured) and the current (lower) value of that credit.
..During each of contract years two and three, the amount of the partial annuitization is limited to no more than 10% of the accumulated value as of the most recent contract anniversary.
.. Credits are considered earnings under the Contract.
..All premium payments are subject to the 9-year surrender charge table (see
  Surrender Charge).
..The premium payment credit rider may not be cancelled and the associated
  9-year surrender charge period cannot be changed.

The current annual charge for the rider is 0.60% of the average daily net assets of the Separate Account divisions. The charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit has been recovered. You should carefully examine the premium payment credit rider to decide if the premium payment credit rider is suitable as there are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:
..the length of time you plan to own the Contract (the rider increases the amount and duration of the surrender charges);
..the frequency, amount and timing of any partial surrenders (the rider increases the amount and duration of the surrender charges);
..the amount and timing of your premium payment(s). If you elect the rider and anticipate making additional premium payments after the first contract year, please note that premium payments after the first contract year will be assessed higher Separate Account charges though no credit is applied to those premium payments; and
..the higher Separate Account charges have a negative impact on investment performance.

The charges used to recoup our expense of payment the premium payment credit include the surrender charge and the premium payment credit rider charge. We expect to make a profit from these charges.


The following tables demonstrate hypothetical values but do not show the impact of partial surrenders or partial annuitizations. The tables are based on:
.. a $25,000 initial premium payment and no additional premium payments;
..the deduction of total Separate Account annual expenses (surrender value may be higher than shown as the 0.15% administration charge is not currently imposed):
  . Contracts with the premium payment credit rider:
    . 2.00% annually for the first eight contract years
    . 1.40% annually after the first eight contract years
  . Contracts without the premium payment credit rider:
    . 1.40% annually for all contract years.
..the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2005;
.. 0%, 5% and 10% annual rates of return before charges; and ..payment of the $30 annual contract fee (while the Contract's value is less than $30,000).

                  0% ANNUAL RETURN                  5% ANNUAL RETURN                 10% ANNUAL RETURN
          --------------------------------  --------------------------------  --------------------------------
          SURRENDER VALUE  SURRENDER VALUE  SURRENDER VALUE  SURRENDER VALUE  SURRENDER VALUE   SURRENDER VALUE
              WITHOUT           WITH            WITHOUT           WITH            WITHOUT            WITH
CONTRACT  PREMIUM PAYMENT  PREMIUM PAYMENT  PREMIUM PAYMENT  PREMIUM PAYMENT  PREMIUM PAYMENT   PREMIUM PAYMENT
  YEAR     CREDIT RIDER     CREDIT RIDER     CREDIT RIDER     CREDIT RIDER     CREDIT RIDER      CREDIT RIDER
--------  ---------------  ---------------  ---------------  ---------------  ---------------   ---------------
   1        $23,079      $23,620       $24,254       $24,828       $ 25,429       $ 26,082
   2         22,522       22,912        24,875        25,316         27,432         28,074
   3         21,978       22,439        25,513        26,091         29,658         30,457
   4         21,648       21,971        26,429        26,894         32,305         32,992
   5         21,319       21,508        27,395        27,709         35,137         35,689
   6         20,992       21,052        28,380        28,535         38,167         38,559
   7         20,666       20,601        29,384        29,403         41,412         41,615
   8         20,521       20,155        30,689        30,285         45,136         44,871
   9         20,018       19,837        31,516        31,364         48,609         48,611
   10        19,526       19,521        32,365        32,466         52,349         52,621
   15        17,233       17,228        36,966        37,080         75,833         76,227
   20        15,192       15,188        42,220        42,351        109,853        110,424




The higher the rate of return, the more advantageous the premium payment credit rider becomes. However, Contracts with the premium payment credit rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without the premium payment credit rider. If you surrender your Contract with the premium payment credit rider while subject to a surrender charge, your surrender value may be less than the surrender value of a Contract without the premium payment credit rider.




THE ACCUMULATION PERIOD
The Value of Your Contract
--------------------------
The accumulated value of your Contract is the total of the Separate Account division accumulated value plus the DCA Plus Account(s) accumulated value plus the Fixed Account accumulated value. The DCA Plus Accounts and Fixed Account are described in the section titled FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

There is no guaranteed minimum Separate Account division accumulated value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.


The Separate Account division accumulated value changes from day to day. To the extent the accumulated value is allocated to the Separate Account, you bear the investment risk. At the end of any valuation period, your Contract's value in a division is:
.. the number of units you have in a division multiplied by .. the value of a unit in the division.


The number of units is the total of units purchased by allocations to the division from:
.. your initial premium payment;
.. subsequent investments;
.. premium payment credits; and
.. transfers from another investment option.
minus units sold:
.. for partial surrenders and/or partial annuitizations from the division; .. as part of a transfer to another division or the Fixed Account; and .. to pay contract charges and fees.





Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.


The net investment factor measures the performance of each division. The net investment factor for a valuation period is (((a) plus (b)) divided by (c)) minus (d) where:

.. (a) is the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
.. (b) is the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
.. (c) is the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and .. (d) are the total Separate Account annual expenses.
  * When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.


The Separate Account charges are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.


Premium Payments
----------------
.. On your application, you direct your premium payments to be allocated to the investment options.
.. Allocations may be in percentages.
.. Percentages must be in whole numbers and total 100%.
.. Subsequent premium payments are allocated according to your then current allocation instructions.
.. Changes to the allocation instructions are made without charge.
  . A change is effective on the next valuation period after we receive your new instructions.
  . You can change the current allocations and future allocation instructions by:
    . mailing your instructions to us;
    . calling us at 1-800-852-4450 (if telephone privileges apply);

    . faxing your instructions to us at 1-866-894-2087; or . visiting www.principal.com.

.. Changes to premium payment allocations do not automatically result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values.
.. Premium payments are credited on the basis of unit value next determined after we receive a premium payment.
.. If no premiums are paid during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract (see GENERAL INFORMATION - Reservation of Rights).

Division Transfers
------------------

.. You may request an unscheduled transfer or set up a scheduled transfer by sending us a written request, by telephoning if you have telephone privileges (1-800-852-4450) or sending us a fax (1-866-894-2087).
.. You must specify the dollar amount or percentage to transfer from each division.
.. The minimum transfer amount is the lesser of $100 or the value of your division.

You may not make a transfer to the Fixed Account if:
.. a transfer has been made from the Fixed Account to a division within six months; or
.. following the transfer, the Fixed Account value would be greater than $1,000,000.

Unscheduled Transfers
---------------------
.. You may make unscheduled division transfers from a division to another division or to the Fixed Account by:
  . mailing your instructions to us;
  . calling us at 1-800-852-4450 (if telephone privileges apply);

  . faxing your instructions to us at 1-866-894-2087; or . visiting www.principal.com.
.. Transfers are not permitted into DCA Plus Accounts.
.. The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
.. We reserve the right to impose a fee of $ 30 on each unscheduled transfer after the first in a contract year.


LIMITATIONS ON UNSCHEDULED TRANSFERS . We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:
.. requiring a minimum time period between each transfer;
.. imposing a transfer fee;
.. limiting the dollar amount that an owner may transfer at any one time; or .. not accepting transfer requests from someone providing requests for multiple
  Contracts for which he or she is not the owner.

Scheduled Transfers (Dollar Cost Averaging)
-------------------------------------------
.. You may elect to have transfers made on a scheduled basis.
.. There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
.. You must specify the dollar amount of the transfer.
.. You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. Transfers are not permitted into DCA Plus Accounts.
.. If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.
.. Transfers continue until your value in the division is zero or we receive notice to stop the transfers.
.. We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.
     Example:


   MONTH       AMOUNT INVESTED      SHARE PRICE      SHARES PURCHASED
   -----       ---------------      -----------      ----------------
 January           $    100           $ 25.00                       4
 February          $    100           $ 20.00                       5
 March             $    100           $ 20.00                       5
 April             $    100           $ 10.00                      10
 May               $    100           $ 25.00                       4
 June              $    100           $ 20.00                       5
                   --------           -------                       -
 Total             $    600           $120.00                      33



In the example above, the average share price is $20.00 (total of share prices ($120.00) divided by number of purchases (6)). The average share cost is $18.18 (amount invested ($600.00) divided by number of shares purchased (33)).

AUTOMATIC PORTFOLIO REBALANCING (APR)
.. APR allows you to maintain a specific percentage of your Separate Account division accumulated value in specified divisions over time.
.. You may elect APR at any time after the examination offer period has expired. .. APR is not available for values in the Fixed Account or the DCA Plus Accounts. .. APR is not available if you have arranged scheduled transfers from the same division.
.. There is no charge for APR transfers and no charge for participating in the
  APR program.
.. APR may be done on the frequency you specify:
  . quarterly (on a calendar year or contract year basis); or . semiannually or annually (on a contract year basis).

.. You may rebalance by completing and submitting a form to us, by telephoning if you have telephone privileges (1-800-852-4450) or faxing your instructions to us (1-866-894-2087). (Divisions are rebalanced at the end of the next valuation period following your request.)
     Example: You elect APR to maintain your Separate Account division accumulated value with 50% in the Capital Value Division and 50% in the Bond Division. At the end of the specified period, 60% of the values are in the Capital Value Division, with the remaining 40% in the Bond Division. By rebalancing, units from the Capital Value Division are sold and applied to the Bond Division so that 50% of the Separate Account division accumulated value is once again in each Division.

TELEPHONE AND INTERNET SERVICES
These services permit you to:
.. make premium payment allocation changes;
.. make redemptions;
.. set up DCA scheduled transfers;
.. make transfers; and
.. make changes to APR.

Instructions received via our telephone services and internet are binding on both owners if the Contract is jointly owned. Neither the Company nor the Separate Account are responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You assume the risk of loss caused by fraudulent telephone service or internet transactions we reasonably believe to be genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (name, address, security phrase, password, daytime telephone number, social security number and/or birth date) and sending written confirmation to your address of record.


If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use these services. Instructions provided by the authorized individual are binding on the owner.


We reserve the right to modify or terminate telephone service or internet transaction procedures at any time.


Telephone Services
------------------
Telephone services are available for both you and your sales representative. Telephone services may be declined on the application or at any later date by providing us with written notice. Telephone services are used by calling us at 1-800-852-4450.

Telephone instructions must be made while we are open for business. They are effective when received in good order by us before the close of normal trading of the NYSE. Requests received when we are not open for business or after the NYSE closes its normal trading will be effective on the next valuation date.


Internet
--------
Internet access is available for both you and your sales representative at www.principal.com. You may elect Internet authorization for your sales representative by providing us written notice.

SURRENDERS

You may surrender your Contract by providing us notice. Surrender requests may be sent to us at:
   Principal Life Insurance Company
   P O Box 9382
   Des Moines, Iowa 50306-9382

Surrenders result in the cancellation of units and your receipt of the value of the canceled unit minus any applicable fee and surrender charge. The values are determined as of the end of the valuation period in which we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see Delay of Payments). Surrenders before age 591/2 may involve an income tax penalty (see FEDERAL TAX MATTERS).


You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see Surrender Charge).

Total Surrender
-------------------
.. You may surrender the Contract at any time before the annuitization date.
.. You receive the cash surrender value at the end of the valuation period during which we receive your surrender request.
.. The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
.. The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
.. We reserve the right to require you to return the Contract to us prior to making any payment though this does not affect the amount of the cash surrender value.

Unscheduled Partial Surrender
-----------------------------

.. Prior to the annuitization date, you may surrender a part of the accumulated value.
.. You must specify the dollar amount of the surrender (which must be at least
  $100).
.. The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
.. The surrender is deducted from your investment options according to your surrender allocation percentages.
.. If surrender allocation percentages are not specified, we use your premium payment allocation percentages.
.. We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.
.. The accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

Scheduled Partial Surrender
---------------------------

.. You may elect partial surrenders from any of the investment options on a scheduled basis.
.. Your accumulated value must be at least $5,000 when the scheduled surrenders begin.
.. You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).
.. If the selected date is not a valuation date, the surrender is completed on the next valuation date.
.. We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge.
.. The surrenders continue until your value in the investment option is zero or we receive written notice to stop the surrenders.

INVESTMENT PROTECTOR PLUS RIDER

You may elect to purchase the optional Investment Protector Plus Rider at an additional charge. The Contract is available with or without the rider. The rider provides protection against market risk by allowing you to make certain annual withdrawals (partial surrenders and partial annuitizations), regardless of your accumulated value. Election of this rider may or may not be to your benefit. If you do not intend to make any partial surrenders or partial annuitizations, the rider is not appropriate for you. Please review the rider terms and consult your sales representative to determine whether the rider is appropriate for you.

We guarantee that you may withdraw certain guaranteed minimum withdrawal benefit
(GMWB) amounts each contract year, regardless of your accumulated value, subject to the terms and conditions of the rider.


The rider:
.. Provides the flexibility of two separate measures of withdrawal benefits without requiring you to elect either measure (as long as the accumulated value is greater than zero);
.. Limits the investment options available under the Contract; and .. Has a charge which is discussed in the section CHARGES AND DEDUCTIONS -Charges for Optional Riders


The rider is available only at the time the Contract is issued and only if the older owner is younger than age 81. You may not terminate the rider during the first five contract years. The rider does not restrict or change your partial surrender or partial annuitization rights under the Contract, including your right to elect scheduled partial surrenders. You must notify us if you want to make a withdrawal.

The rider provides two alternative withdrawal benefit measures - For Life and Investment Back measures.
.. The For Life measure guarantees that, regardless of the accumulated value, you may withdraw 5% of the For Life withdrawal benefit base for the rest of your life or until the For Life withdrawal benefit base is zero. Your right to the 5% annual For Life benefit does not commence until the contract year after the older owner attains age 59 1/2.
.. The Investment Back measure guarantees that, regardless of the accumulated value, you may withdraw 7% annually of the Investment Back withdrawal benefit base until the Investment Back remaining withdrawal benefit base is zero. Your right to the 7% annual Investment Back benefit commences immediately.
You are not required to elect a withdrawal benefit measure (as long as the accumulated value is greater than zero). We tell you each contract year the amount of the For Life withdrawal benefit and the Investment Back withdrawal benefit.

NOTE: The rider is designed to permit you to recover at least your premium payments by allowing periodic withdrawals of specified amounts for the duration of the rider. Withdrawal amounts that exceed the withdrawal benefit under a measure will have a negative effect on the benefits of this rider and may result in termination of the rider for lack of value in the withdrawal benefit base. Please refer to the examples in Appendix A so that you may better understand how withdrawals affect the benefits available under this rider.

Definitions
-----------
Some important terms in understanding this rider are:
.. Excess Withdrawal - the portion of a withdrawal that exceeds the withdrawal benefit under either measure.
.. GMWB Bonus - an amount equal to 5% of total premium payments (see GMWB Bonus).

.. GMWB Step-Up - if the accumulated value of the Contract is greater than the Investment Bank remaining withdrawal benefit base, you may increase ("step-up") the remaining withdrawal benefit base for both measures to the accumulated value in certain years (see GMWB Step-Up).
.. Remaining withdrawal benefit base - the amount that is available for future withdrawal benefits.
.. Withdrawal benefit- the amount that we guarantee you may withdraw each year under the For Life and the Investment Back measures.
.. Withdrawal benefit base - the basis for determining the withdrawal benefit available each year under the For Life and Investment Back measures.

Calculation of the For Life Withdrawal Benefit
----------------------------------------------
We determine the For Life withdrawal benefit on the contract date and each contract anniversary as follows:

.. The For Life withdrawal benefit is not available until the contract year commencing after the older owner attains age 59 1/2. Any withdrawal that you make prior to the contract year after the older owner attains age 59 1/2 and the portion of any withdrawals that exceed the For Life withdrawal benefit in any year thereafter is an Excess Withdrawal that reduces the For Life withdrawal benefit base.
.. Thereafter, the For Life benefit is 5% of the For Life withdrawal benefit base until the earlier to occur of:

 (i) the date the For Life withdrawal benefit base is zero; or
 (ii) the date of your death. At your death, your beneficiary(ies) elects to receive the Investment Back benefit (a series of benefits) or the death benefit under the Contract (as a lump sum).

Calculation of the Investment Back Withdrawal Benefit
-----------------------------------------------------
We determine the Investment Back withdrawal benefit on the contract date and each contract anniversary as follows:
.. The Investment Back withdrawal benefit starts on the contract date.
.. The benefit is 7% of the Investment Back withdrawal benefit base until the Investment Back remaining withdrawal benefit base is zero.

.. The portion of any withdrawals that exceed the Investment Back withdrawal benefit in any year is an Excess Withdrawal that reduces the Investment Back withdrawal benefit base.

At your death, your beneficiary(ies) elects to receive the Investment Back benefit (a series of benefits) or the death benefit under the Contract (as a lump sum).


Calculation of the Withdrawal Benefit Base
------------------------------------------

We calculate the withdrawal benefit base for the Investment Back and the For Life measures separately on the contract date and each contract anniversary. On the contract date, the withdrawal benefit base for both measures equals your total premium payments. On succeeding contract anniversaries, the withdrawal benefit base equals total premium payments minus Excess Withdrawals (as computed for the particular measure).

Excess Withdrawal is the greater of (a) or (b) where:

(a) is the amount of the partial surrender (and surrender charge, if any) or the partial annuitization that exceeds the withdrawal benefit remaining prior to the surrender or annuitization; and
(b) is the result of ((1) divided by (2)) multiplied by (3) where:

 (1) is the amount of the partial surrender (and surrender charge, if any) or partial annuitization that exceeds the withdrawal benefit remaining prior to the partial surrender or partial annuitization; and
 (2) is the accumulated value after the withdrawal benefit is deducted but prior to deducting the amount of the partial surrender (and surrender charge, if any) or the amount of the partial annuitization that exceeds the withdrawal benefit; and
 (3) is the withdrawal benefit base prior to the adjustment for the excess withdrawal amount.

Calculation of the Remaining Withdrawal Benefit Base
----------------------------------------------------

We calculate the remaining withdrawal benefit base for the Investment Back and For Life measures separately. We adjust the remaining withdrawal benefit base whenever a premium payment, partial surrender or partial annuitization occurs. On the contract date, the remaining withdrawal benefit base for both measures equals the withdrawal benefit base; i.e., total premium payments. After the contract date, the remaining withdrawal benefit base is the total of all premium payments minus an amount that is the result of (a) plus (b) where:
(a) is the actual amount surrendered or annuitized that does not exceed the withdrawal benefit remaining prior to the surrender; and
(b) is the greater of (1) and (2) where:

 (1) is the amount of the partial surrender (and surrender charge, if any) or the partial annuitization that exceeds the withdrawal benefit remaining prior to the partial surrender or partial annuitization; and
 (2) is the result of ((i) divided by (ii)) multiplied by (iii) where:

   (i) is the amount of the surrender (and surrender charge, if any) or the partial annuitization greater than the withdrawal benefit remaining prior to the surrender or annuitization;
   (ii) is the accumulated value after the withdrawal benefit amount is deducted but prior to the surrender or annuitization of the excess amount; and
   (iii) is the remaining withdrawal benefit base after the withdrawal benefit amount is deducted but prior to the adjustment for the excess amount.

EFFECT OF ACCUMULATED VALUE
If the accumulated value of your Contract is zero and if you have an Investment Back remaining withdrawal benefit base or a For Life withdrawal benefit base, or both, you must elect either the For Life or the Investment Back withdrawal benefit. We will pay the rider benefits under the measure you have elected.
.. The Investment Back measure will provide a series of withdrawal benefits until the Investment Back remaining withdrawal benefit base is zero.


.. The For Life measure will provide a series of withdrawal benefits until the later to occur of:
 (i) the date the For Life remaining withdrawal benefit base is zero; or
 (ii) the date of your death.

If there is any remaining withdrawal benefit base at the time of your death, we will pay it to your beneficiaries, as described in the Rider Death Provisions section below.

.. The Excess Withdrawal amount deducted from the withdrawal benefit base and remaining withdrawal benefit base may be more than dollar-for-dollar if the accumulated value is less than the benefit bases. The calculation of the proportionate deductions to the withdrawal benefit base and remaining withdrawal benefit base are described above.

GMWB BONUS

If no partial surrenders or partial annuitizations are made in a given contract year, a GMWB bonus of 5% of the premium payments is credited to the withdrawal benefit base and the remaining withdrawal benefit base on the next contract anniversary. The GMWB bonus ends the earlier of:
.. the fifth contract anniversary; or

.. the date you make a partial surrender or partial annuitization.

The amount of the GMWB bonus, if any, is added to the withdrawal benefit base and the remaining withdrawal benefit base.The GMWB bonus is used only to calculate the benefit bases for this rider and is not included in the accumulated value of your Contract.


GMWB STEP-UP

Beginning with the fifth contract anniversary, if the accumulated value is greater than the Investment Back remaining withdrawal benefit base, you may elect the GMWB Step-Up. The GMWB Step-Up increases the remaining withdrawal benefit base for both the For Life and Investment Back measures and will reset the withdrawal benefit base for both the For Life and Investment Back measures to the accumulated value on the most recent contract anniversary.

To elect the GMWB Step-Up, you must notify us within 30 days after your fifth contract anniversary. If you do not elect to step-up at that time, you may make a step-up election within the 30-day period following any subsequent contract anniversary. Once you have elected to step-up, you must wait five contract years to make another step-up election.


If you elect a GMWB Step-Up, you will be subject to any limitations on investment options and to the rider charge then in effect.


A person who owns the contract as a result of spousal continuation (described in THE CONTRACT) may elect a GMWB Step-Up at the time of electing to continue the Contract.


INVESTMENT OPTION RESTRICTIONS
While this rider is in effect, the investment options you may select are restricted. Those investment options are determined at the time the rider is issued. The Company reserves the right to substitute or add new or other investment options at its sole discretion.

You may allocate your Separate Account divisions to .. one of the GMWB models shown below, or .. the Principal LifeTime 2010 Account, or
.. the Principal LifeTime 2020 Account, or
.. the Principal LifeTime Strategic Income Account.

The rider does not impose restrictions on allocations to the Fixed or DCA Accounts. For more information about the Principal LifeTime Accounts, please see the attached prospectus for the Principal Variable Contracts Fund, Inc.


You may transfer among the investment options within a GMWB Model as long as the percentages for each of the five risk categories match the Model. You may transfer from one GMWB Model or Principal LifeTime Account to another by moving 100% of the accumulated value in the separate account divisions to the new GMWB model or to a Principal LifeTime Account available with the rider. You may make a transfer by providing us notice (the change is effective on the next valuation period after we receive your notice). The GMWB models and Principal LifeTime Accounts are designed to support the rider guarantees with balanced investment options. The rider is not suitable if your goal is aggressive growth.


GMWB MODELS

You may use one of the three GMWB select models shown below. Alternatively, you may use one of the three GMWB self-build models, which afford you limited investment option selections. For example, if you choose self-build model A, you must allocate 30% of your division assets into the "stable divisions". You choose how you will allocate that 30% between the Money Market and the Short-Term Bond divisions (for example: 15% in each of Money Market and Short-Term Bond; or 10% in Money Market and 20% in Short-Term Bond).

The select models are rebalanced each calendar quarter to the percentages shown in the Select Models chart below. The self-build models are rebalanced each calendar quarter to the percentages you have selected.

                                 SELECT MODELS

                          INVESTMENT ADVISOR    GMWB MODEL A  GMWB MODEL B   GMWB MODEL C
------------------------------------------------------------------------------------------
STABLE DIVISIONS                                     30%           20%            10%
 Short-Term Bond        Principal Global             30%           20%            10%
                        Investors, LLC
------------------------------------------------------------------------------------------
CONSERVATIVE DIVISIONS                               40%           30%            20%
 American Century VP    American Century
 Inflation Protection   Investment Management,
                        Inc.                         10%            5%            10%
 Bond                   Principal Global
                        Investors, LLC               15%           15%            10%
 Government & High      Principal Global
 Quality Bond           Investors, LLC               15%           10%           N/A
MODERATE DIVISIONS                                   20%           30%            45%
 Large Cap Blend                                     10%           10%            10%
  LargeCap Blend        T. Rowe Price                10%           10%            10%
                        Associates, Inc.
------------------------------------------------------------------------------------------
 Large Cap Value                                      0%            5%            10%
  LargeCap Value        AllianceBernstein L.P.      N/A             5%            10%
------------------------------------------------------------------------------------------
 Balanced                                            10%           15%            20%
  Equity Income         Principal Global             10%           15%            20%
                        Investors, LLC
------------------------------------------------------------------------------------------
 Mid Cap Value                                        0%            0%             5%
  MidCap Value          Neuberger Berman            N/A           N/A              5%
                        Management, Inc.
------------------------------------------------                            --------------
AGGRESSIVE DIVISIONS                                 10%           15%            20%
 Large Cap Growth                                    10%           10%            10%
  American Century VP   American Century
  Ultra                 Investment Management,       10%           10%            10%
                        Inc.
                                                                            --------------
 MidCap Blend                                         0%            5%             5%
  MidCap                Principal Global            N/A             5%             5%
                        Investors, LLC
------------------------------------------------------------------------------------------
 Small Cap Value                                      0%            0%             5%
  SmallCap Value        JP Morgan Investment
                        Management, Inc. and
                        Mellon Equity
                        Associates, LLP             N/A           N/A              5%
DYNAMIC DIVISIONS                                     0%            5%             5%
 Fidelity VIP Overseas  Fidelity Management &       N/A             5%             5%
                        Research Company
------------------------------------------------------------------------------------------


                               SELF-BUILD MODELS

                          INVESTMENT ADVISOR    GMWB MODEL A  GMWB MODEL B  GMWB MODEL C
------------------------------------------------------------------------------------------
STABLE DIVISIONS                                     30%           20%          10%
------------------------------------------------------------------------------------------
 Short-Term Bond        Principal Global
                        Investors, LLC
------------------------------------------------------------------------------------------
 Money Market           Principal Global
                        Investors, LLC
                                                ------------------------------------------
CONSERVATIVE DIVISIONS                               40%           30%          20%
------------------------------------------------------------------------------------------
 Bond                   Principal Global
                        Investors, LLC
 Government & High      Principal Global
 Quality Bond           Investors, LLC
 American Century VP    American Century
 Inflation Protection   Investment Management,
                        Inc.
------------------------------------------------------------------------------------------
MODERATE DIVISIONS                                   20%           30%          45%
------------------------------------------------------------------------------------------
 Large Cap Blend                                     10%           10%          10%
  LargeCap Blend        T. Rowe Price
                        Associates, Inc.
  LargeCap Stock Index  Principal Global
                        Investors, LLC
  Neuberger Berman AMT  Neuberger Berman
  Socially Responsive   Management, Inc.
------------------------------------------------------------------------------------------
 Large Cap Value                                      0%            5%          10%
  Capital Value         Principal Global
                        Investors, LLC              N/A
  Equity Value          American Century
                        Investment Management,
                        Inc.                        N/A
  LargeCap Value        AllianceBernstein L.P.      N/A
------------------------------------------------------------------------------------------
 Balanced                                            10%           15%          20%
  Asset Allocation      Morgan Stanley Asset
                        Management
  Equity Income         Principal Global
                        Investors, LLC
  Principal LifeTime    Principal Global
  2010                  Investors, LLC and
                        Principal Management
                        Corporation
  Principal LifeTime    Principal Global
  2020                  Investors, LLC and
                        Principal Management
                        Corporation
  Principal LifeTime    Principal Global
  Strategic Income      Investors, LLC and
                        Principal Management
                        Corporation
------------------------------------------------------------------------------------------
 Mid Cap Value                                        0%            0%           5%
  MidCap Value          Neuberger Berman
                        Management, Inc.            N/A           N/A            5%
AGGRESSIVE DIVISIONS                                 10%           15%          20%
------------------------------------------------------------------------------------------
 Large Cap Growth                                    10%           10%          10%
  American Century VP   American Century
  Ultra                 Investment Management,
                        Inc.
  Fidelity VIP          Fidelity Management &
  Contrafund            Research Company
  T. Rowe Price Health  T. Rowe Price
  Sciences              Associates, Inc.
------------------------------------------------------------------------------------------
 Mid Cap Blend                                        0%            5%           5%
  MidCap                Principal Global            N/A             5%           5%
                        Investors, LLC
------------------------------------------------------------------------------------------
 Small Cap Value                                    N/A           N/A            5%
  SmallCap Value        JP Morgan Investment
                        Management, Inc. and
                        Mellon Equity               N/A           N/A            5%
                        Associates, LLP
-----------------------------------------------------------------------------------------------
DYNAMIC DIVISIONS                                     0%            5%           5%
------------------------------------------------------------------------------------------
 Diversified            Principal Global
 International          Investors, LLC              N/A
 Fidelity VIP Overseas  Fidelity Management &       N/A
                        Research Company
------------------------------------------------------------------------------------------

TERMINATION OF THE RIDER
You may not terminate the rider prior to the fifth contract anniversary. However, the rider terminates upon the earliest to occur of .. You send us notice to terminate the rider (after the fifth contract anniversary). This will terminate the rider, not the Contract.
.. You terminate the Contract.
.. The Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are zero.
.. The contract owner is changed. (We do not consider it a change of owner if a surviving spouse elects to continue the Contract. The surviving spouse may elect to continue the Contract with or without the rider. Only the Investment Back benefit can be continued because the For Life benefit terminates upon the death of the first owner to die.)
.. Once terminated, the rider may not be reinstated.

EFFECT OF NOT TAKING AVAILABLE BENEFITS
If you choose not to take any or all of a withdrawal benefit in a contract year, that benefit amount is not carried over to the next year. There will be no reduction in the For Life and the Investment Back withdrawal benefit bases and remaining withdrawal benefit bases.


RIDER DEATH PROVISION
.. For Life measure - the For Life measure terminates on the original owner's death.
  If at the time of the owner's death the accumulated value is greater than zero, your beneficiary(ies) must elect to receive either:

  . the Investment Back withdrawal benefit - we will make payments in an amount and frequency acceptable to us. If a beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero; or
  . the death benefit under the Contract (as a lump sum)

 If you elected the For Life measure when the accumulated value was zero, your beneficiary(ies) receives any For Life remaining withdrawal benefit base as a series of payments.

.. Investment Back measure -
 If at the time of the owner's death the accumulated value is greater than zero, your beneficiary(ies) must elect to receive either:
 . the Investment Back withdrawal benefit - we will make payments in an amount and frequency acceptable to us. If a beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero; or
  . the death benefit under the Contract (as a lump sum).

 If you elected the Investment Back measure when the accumulated value was zero, your beneficiary(ies) receives any Investment Back remaining withdrawal benefit base as a series of payments.

 FOR EXAMPLES ON HOW THE RIDER FEATURES OPERATE AND ARE CALCULATED, PLEASE SEE APPENDIX A.

STANDARD DEATH BENEFIT
If you die before the annuitization date, we pay a death benefit as follows:

                                       Upon death of the owner
    if there is one owner              .if the spouse is named beneficiary,
                                         the death benefit is paid or the
                                         surviving spouse may elect to continue
                                         the Contract.
                                       .if someone other than the spouse is
                                         named beneficiary, the death benefit
                                         is paid to the beneficiary. If no
                                         beneficiary survives the owner, the
                                         death benefit is paid to the owner's
                                         estate.
                                       .if there are multiple beneficiaries
                                         named (which may or may not include
                                         the spouse of the owner), death
                                         benefits are paid to the
                                         beneficiaries. If no beneficiary
                                         survives the owner, the death benefit
                                         is paid to the owner's estate.


    if there are joint owners
    .                                  .the death benefit is paid or the
      if the joint owners are spouses    surviving spouse may elect to continue
                                         the Contract.
    .if the joint owners are not       .the death benefit is paid to the
      spouses                            surviving owner.

    if the owner is a corporation,     Upon death of the annuitant the death
    trust or other entity              benefit is paid to the named
                                       beneficiary(ies). If no beneficiary(ies)
                                       survives the annuitant, the death
                                       benefit is paid to the owner.



Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise we pay the death benefit in a single sum, subject to proof of your death.


If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you had provided us with other written instructions. If none of your beneficiaries survive you, we will pay the death benefit to your estate in a lump sum.


No surrender charge applies when a death benefit is paid.


If you die before the annuitization date and your beneficiary is your spouse, we will continue the Contract with your spouse as the new owner unless your spouse elects to receive the death benefit.


Standard Death Benefit
----------------------
The amount of the standard death benefit is the greatest of (1), (2) or (3) where:
.. (1) is the accumulated value on the date we receive proof of death and all required documents;

.. (2) is the total of premium payments minus an adjustment for each partial surrender (and any applicable fees and charges) and each partial annuitization made prior to the date we receive proof of death and all required documents; and
.. (3) is the highest accumulated value (on any prior contract anniversary that is divisible by seven) plus any premium payments and minus an adjustment for each partial surrender (and any applicable fees and charges) and each partial annuitization made after that contract anniversary.

The adjustment for each partial surrender and for each partial annuitization is equal to ((a) divided by (b)) multiplied by the amounts determined in (2) or (3) above immediately prior to the partial surrender or partial annuitization where:

.. (a) is the amount of the partial surrender (and any applicable fees and charges) or the amount of the partial annuitization; and .. (b) is the accumulated value immediately before the partial surrender or partial annuitzation.
     Example: Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of the accumulated value). For purposes of calculating the death benefit, we adjust the amounts determined in (2) or (3) above by 20%.

Enhanced Death Benefit Rider
----------------------------
This rider provides you with the greater of the enhanced death benefit or the standard death benefit (described above). The enhanced death benefit rider can only be purchased at the time the Contract is issued. You may terminate the rider at any time. Once the rider is terminated, it cannot be reinstated. The rider charge is discussed in the section CHARGES AND DEDUCTIONS - Charges for Optional Riders.


Prior to the annuitization date and prior to the lock-in date (the later of the contract anniversary following the oldest owner's 75th birthday or five years after the rider effective date), the enhanced death benefit is the greater of
(a) or (b) where:
.. (a) is (1) minus (2) where:
  . (1) is the total of premium payments made since the rider effective date increased at a 5% effective annual interest rate; and

  . (2) is an adjustment for each partial surrender and each partial annuitization made since the rider effective date increased at a 5% effective annual interest rate.
.. (b) is (1) plus (2) minus (3) where:
  . (1) is the highest accumulated value on any contract anniversary since the rider effective date;
  . (2) are the premium payments received since that contract anniversary; and

  . (3) is an adjustment for each partial surrender and each partial annuitization made since that contract anniversary.

After the lock-in date, (a) and (b) are only:
.. increased by any premium payment since the lock-in date; and

.. decreased by an adjustment for each partial surrender and each partial annuitization since the lock-in date. The adjustment for each partial surrender or partial annuitization is ((1) divided by (2)) multiplied by (3) where:
  . (1) is the amount of the partial surrender (plus surrender charge, if any)
    or the amount of the partial annuitization;
  . (2) is the accumulated value immediately prior to the partial surrender or partial annuitization; and
  . (3) is the amounts determined in (a) or (b) above immediately prior to the partial surrender or partial annuitization.

NOTE: For contracts issued in New York and Washington - under this rider, if the original owner dies before the annuitization date, the death benefit payable to the beneficiary is the greater of the standard death benefit or the death benefit calculated in (b) of the enhanced death benefit description above.

Payment of Death Benefit
------------------------
The death benefit is usually paid within seven days of our receiving all documents (including proof of death) that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than seven days. Under certain circumstances, this payment may be delayed (see Delay of Payments). We pay interest (as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.

NOTE: Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

THE ANNUITIZATION PERIOD

Annuitization Date
----------------------

You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date which is later than the maximum annuitization date found on your data page. If you do not specify an annuitization date, the annuitization date is the later of the older annuitant's 85th birthday or 10 years after issuance.

Full Annuitization
----------------------
You may fully annuitize your Contract at any time after the first contract anniversary by electing to receive payments under an annuity benefit payment option. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instruction).

Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuitization date.


Partial Annuitization
---------------------
If you purchased your Contract prior to May 20, 2006 or your Contract is issued in a state which has not yet approved the partial annuitization endorsement, partial annuitization is not available and all references to "partial annuitization" within this prospectus do not apply to your Contract.

Subject to state availability, if you purchase the Contract on or after May 20, 2006 you have the right to partially annuitize a portion of your accumulated value. A full list of states in which partial annuitization is available may be obtained from your sales representative or our annuity service office.


After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice. If you have elected the premium payment credit rider, the amount of the partial annuitization during each of contract years two and three is limited to no more than 10% of the accumulated value as of the most recent contract anniversary.


The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.


You may select one of the annuity benefit payment options listed below. Once payments begin under the option you select, the option may not be changed. In addition, once payments begin you may not surrender any of the portion of your accumulated value that has been annuitized.


Annuity Benefit Payment Options
-------------------------------

We only offer fixed annuity payments. If the accumulated value on the annuitization date is less than $5,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount. No surrender charge would be imposed. The Contract would then be canceled.

You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to make any total or partial surrender after the annuitization date.


The amount of the fixed annuity benefit payment depends on:
.. amount of accumulated value;
.. annuity benefit payment option selected; and .. age and gender of annuitant (unless fixed income option is selected).

Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because under most such plans, such Contract provisions are prohibited by law.

When you elect annuitization of all or a portion of your accumulated value, we issue a supplementary contract which provides an annuity benefit payment based on the amount annuitized. Generally, the date of the first payment under the supplementary contract is the effective date of that contract. Alternatively, you may select a date for the first payment (later than the supplementary contract effective date) but you must select a date within one year of the supplementary contract effective date.

You may select an annuity benefit payment option by written request. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option of any portion not annuitized may be changed by written request prior to the annuitization date. We must receive the request on or before the annuitization date. If an annuity benefit payment option is not selected, we will automatically apply:
.. for Contracts with one annuitant - Life Income with Payments Guaranteed for a
  Period of 10 Years.
.. for Contracts with joint annuitants - Joint and Full Survivor Life Income with
  Payments Guaranteed for a Period of 10 Years.
Tax laws and regulations may impose further restrictions on annuity benefit payment options.

The available annuity benefit payment options for both full and partial annuitizations include:



FIXED PERIOD INCOME . Level payments are made for a fixed period. You may select a range from 5 to 30 years. If the annuitant dies before the selected period expires, payments continue to the beneficiary(ies) until the end of the period. Payments stop after all guaranteed payments are made.



LIFE INCOME . Level payments continue for the annuitant's lifetime. It is possible that you would only receive one payment under this option if the annuitant dies before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date.



LIFE INCOME WITH PERIOD CERTAIN . Level payments continue during the annuitant's lifetime. You may add a period certain of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to the beneficiary(ies) until the end of the period.



JOINT AND SURVIVOR . Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date.



JOINT AND SURVIVOR WITH PERIOD CERTAIN . Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.


Other annuity benefit payment options may be available with our approval.


If you own one or more qualified annuity contracts, in order to avoid tax penalties, payments from at least one of your qualified contracts must start no later than April 1 following the calendar year in which you turn age 701/2. The required minimum payment is a distribution in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. In addition, payments must be made at least once a year. Tax penalties may also apply at your death on certain excess accumulations. You should consider potential tax penalties with your tax advisor when selecting an annuity benefit payment option or taking other distributions from the Contract.


Additional rules apply to distributions under non-qualified contracts (see Required Distributions for Non-Qualified Contracts). However, the rules do not apply to contracts issued in connection with IRAs, SEPs or SIMPLE-IRAs.

DEATH OF ANNUITANT (DURING THE ANNUITY BENEFIT PAYMENT PERIOD)
--------------------------------------------------------------
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guarantee period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

CHARGES AND DEDUCTIONS


An annual fee, a mortality and expense risks charge and in some circumstances a rider charge are deducted under the Contract. A surrender charge may also be deducted from certain surrenders made before the annuitization date. We reserve the right to assess a transaction fee, a transfer fee, state premium taxes and a daily administration charge. There are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds' prospectuses. Other than the Annual Fee (which we do not expect to generate a profit), we expect a profit from the fees and charges listed below.


ANNUAL FEE
Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one Contract, all the Contracts you own or jointly own are aggregated, on each Contract's anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged.
The fee is deducted from the investment option that has the greatest value. The fee is deducted on each contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs.

The administration costs include costs associated with:
.. issuing Contracts;
.. establishing and maintaining the records which relate to Contracts; .. making regulatory filings and furnishing confirmation notices;
.. preparing, distributing and tabulating voting materials and other communications;
.. providing computer, actuarial and accounting services; and .. processing Contract transactions.

MORTALITY AND EXPENSE RISKS CHARGE
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.

We have a mortality risk in that we guarantee payment of a death benefit in a single sum or under an annuity benefit payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.


The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administration charges.


If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company.

CHARGES FOR OPTIONAL RIDERS
Subject to certain conditions, you may add one or more of the following optional riders to your Contract. Detailed information concerning the optional riders may be obtained from your sales representative or the annuity service office (1-800-852-4450).


   ENHANCED DEATH BENEFIT RIDER . The annual charge for the rider is 0.25% of the accumulated value (0.15% in New York and Washington). The charge is equal to 0.0625% (0.0375% in New York and

   Washington) of the average accumulated value during the calendar quarter. We reserve the right to increase the charge to 0.075% of the average accumulated value during the calendar quarter. The charge is deducted through the redemption of units from the accumulated value in the same proportion as the surrender allocation percentages. If the rider is purchased after the beginning of a quarter, the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days it is in effect during the quarter.

   The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by the rider.


   INVESTMENT PROTECTOR PLUS RIDER . The annual charge for the rider is 0.60% of the average quarterly Investment Back remaining withdrawal benefit base. The current quarterly charge is equal to 0.15% of the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. We reserve the right to increase the charge to 0.2125% of the average quarterly Investment Back remaining withdrawal benefit base. At the end of each calendar quarter, the charge is deducted through the redemption of units from the accumulated value in the same proportion as the surrender allocation percentages. If the rider is purchased after the beginning of a quarter, the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days it is in effect during the quarter.

   The rider charge is intended to reimburse us for the cost of the protection provided by the rider.




   PREMIUM PAYMENT CREDIT RIDER . The current charge for the rider is 0.60% of the average daily net assets of the Separate Account divisions. In addition, we reserve the right to reduce the Fixed Account interest rate by up to 0.60%. The charge is assessed until completion of your 8th contract year and only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.

   The rider charge is intended to cover the cost of the credit.




TRANSACTION FEE
We reserve the right to charge a transaction fee of $25 that applies to each unscheduled partial surrender after the 1st unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.

TRANSFER FEE
We also reserve the right to charge a transfer fee on each unscheduled transfer after the first unscheduled transfer in a contract year. The transfer fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.

PREMIUM TAXES
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a premium payment when we receive it, or the accumulated value when you request a surrender (total or partial) or it is applied under an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.

SURRENDER CHARGE
No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company's General Account assets which includes profit, if any, from the mortality and expense risks charge.

The surrender charge for any total or partial surrender is a percentage of the premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the sum of the premium payments paid during each contract year is determined by the following tables.


Surrender Charge without the premium payment credit rider (as a percentage of amounts surrendered)

 NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
     SINCE EACH PREMIUM PAYMENT        PREMIUM PAYMENTS RECEIVED IN
              WAS MADE                      THAT CONTRACT YEAR
 ------------------------------------ -------------------------------
    0 (year of premium payment)*                    6%
                 1                                  6%
                 2                                  6%
                 3                                  5%
                 4                                  4%
                 5                                  3%
                 6                                  2%
            7 and later                             0%



Surrender Charge with the premium payment credit rider (as a percentage of amounts surrendered)

                    NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
                        SINCE EACH PREMIUM PAYMENT        PREMIUM PAYMENTS RECEIVED IN
                                 WAS MADE                      THAT CONTRACT YEAR
                    ----------------------------------   -------------------------------
                       0 (year of premium payment)*                    8%
                                    1                                  8%
                                    2                                  7%
                                    3                                  6%
                                    4                                  5%
                                    5                                  4%
                                    6                                  3%
                                    7                                  2%
                                    8                                  1%
                               9 and later                             0%


    * Each premium payment begins in year 0 for purposes of calculating the percentage applied to that payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.


For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
.. first from premium payments no longer subject to a surrender charge;
.. then from the free surrender privilege (first from the earnings, then from the oldest premium payments (first-in, first-out)) described below; and .. then from premium payments subject to a surrender charge on a first-in, first-out basis.

NOTE: Partial surrenders may be subject to both the surrender charge and the transaction fee, if any.

FREE SURRENDER PRIVILEGE
The free surrender privilege is an amount normally subject to a surrender charge that may be surrendered without a charge. The free surrender privilege is the greater of:

.. earnings in the Contract (earnings = accumulated value less unsurrendered premium payments as of the date of the surrender or partial annuitization); or .. 10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last contract anniversary.
The free surrender privilege not used in a contract year is not added to the free surrender privilege for any following contract year(s).

Unscheduled partial surrenders of the free surrender privilege may be subject to the transaction fee described above.

Waiver of Surrender Charge
--------------------------
The surrender charge does not apply to:
.. amounts applied under an annuity benefit payment option; or .. payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner's death; or .. amounts distributed to satisfy the minimum distribution requirement of Section
  401(a)9 of the Internal Revenue Code provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
.. an amount transferred from the Contract to a single premium immediate annuity issued by the Company after the surrender charge period has expired; or .. an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant's spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider
--------------------------------
This rider is automatically made a part of the Contract at issue. There is no charge for the rider. This rider waives the surrender charge on surrenders made after the first contract anniversary if the original owner or original annuitant has a critical need. Waiver of the surrender charge is available for critical need if the following conditions are met:
.. original owner or original annuitant has a critical need; and .. the critical need did not exist before the contract date.
.. For the purposes of this section, the following definitions apply:
  . critical need - owner's or annuitant's confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement's end.
  . health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.
  . terminal illness - sickness or injury that results in the owner's or annuitant's life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and Oregon, terminal illness is not included in the criteria for critical need.
  . total and permanent disability - a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. Contact us at 1-800-852-4450 for additional information.

NOTE: The waiver of surrender charge rider is not available in Massachusetts, New Jersey or Pennsylvania. Specific information is available from your sales representative or the annuity service office (1-800-852-4450).

ADMINISTRATION CHARGE
We reserve the right to assess each division with a daily charge at the annual rate of 0.15% of the average daily net value of the divisions. This charge would only be imposed before the annuitization date. This charge would be assessed to help cover administration expenses. Administration expenses include the cost of issuing the Contract, clerical, record keeping and bookkeeping services, keeping the required financial and accounting records, communicating with owners and making regulatory filings.

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
   GROUP ARRANGEMENT - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
   SPONSORED ARRANGEMENT - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.


Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group's members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.


FIXED ACCOUNT AND DCA PLUS ACCOUNTS


This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account and DCA Plus Accounts. Assets in the Fixed Account and DCA Plus Accounts are held in the General Account of the Company.


The General Account is the assets of the Company other than those allocated to any of the Company's Separate Accounts. Subject to applicable law, the Company has sole discretion over the assets in the General Account. Because of exemptive and exclusionary provisions, interests in the Fixed Account and DCA Plus Accounts are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account and DCA Plus Accounts are not subject to these Acts. The staff of the SEC does not review the prospectus disclosures relating to the Fixed Account or DCA Plus Accounts. However, these disclosures are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. Separate Account expenses are not assessed against any Fixed Account or DCA Plus Account values. More information concerning the Fixed Account and DCA Plus Accounts is available from our annuity service office or from a sales representative.


We reserve the right to refuse premium payment allocations and transfers from the other investment options to the Fixed Account and premium payment allocations to the DCA Plus Accounts. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.


FIXED ACCOUNT
The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date it is received or transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.

Each contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account accumulated value from which deductions for fees and charges may be made.


We reserve the right to reduce the Fixed Account interest rate by up to 0.60% if you elect the premium payment credit rider.




FIXED ACCOUNT ACCUMULATED VALUE
Your Fixed Account accumulated value on any valuation date is equal to:
.. premium payments or credits allocated to the Fixed Account;
.. plus any transfers to the Fixed Account from the other investment options; .. plus interest credited to the Fixed Account;
.. minus any surrenders or applicable surrender charges from the Fixed Account;

.. minus any transfers to the Separate Account.

FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a charge (see Surrender Charge).

You may transfer amounts from the Fixed Account to the divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.


Unscheduled Fixed Account Transfers
-----------------------------------
The minimum transfer amount is $100 (or entire Fixed Account accumulated value if less than $100). Once per contract year, within the 30 days following the contract anniversary date, you can:
.. transfer an amount not to exceed 25% of your Fixed Account accumulated value;
  or
.. transfer up to 100% of your Fixed Account accumulated value if:
  . your Fixed Account accumulated value is less than $1,000; or . (a) minus (b) is greater than 1% where:
    . (a) is the weighted average of your Fixed Account interest rates for the preceding contract year; and
    . (b) is the renewal interest rate for the Fixed Account.
   We will inform you if the renewal interest rate falls to that level.

Scheduled Fixed Account Transfers
---------------------------------
Fixed Account Dollar Cost Averaging
You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
.. You may establish scheduled transfers by sending a written request or by telephoning the annuity service office at 1-800-852-4450.
.. Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. Scheduled transfers are only available if the Fixed Account accumulated value is $5,000 or more at the time the scheduled transfers begin.
.. Scheduled monthly transfers of an amount not to exceed 2% of your Fixed
  Account accumulated value at the beginning of the contract year or the current Fixed Account accumulated value will continue until the Fixed Account accumulated value is zero or until you notify us to discontinue the transfers.
.. The minimum transfer amount is $100.
.. If the Fixed Account accumulated value is less than $100 at the time of transfer, the entire Fixed Account accumulated value will be transferred.
.. If you stop the transfers, you may not start transfers again without our prior approval.

DOLLAR COST AVERAGING PLUS PROGRAM (DCA PLUS PROGRAM)
Premium payments allocated to the DCA Plus Accounts earn the interest rate in effect at the time each premium payment is received. A portion of your DCA Plus Account accumulated value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus Account are not permitted. There is no charge for participating in the DCA Plus Program.
If you elect the premium payment credit rider, you may not participate in the DCA Plus Program.




DCA Plus Premium Payments
-------------------------

You may enroll in the DCA Plus Program by allocating a minimum premium payment of $1,000 into a DCA Plus Account and selecting investment options into which transfers will be made. Subsequent premium payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic portfolio rebalancing does not apply to DCA Plus Accounts.

DCA Plus premium payments receive the fixed rate of return in effect on the date each premium payment is received by us. The rate of return remains in effect for the remainder of the 6-month or 12-month DCA Plus Program.


Selecting a DCA Plus Account
----------------------------

DCA Plus Accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus Program. However, you may only participate in one 6-month and one 12-month DCA Plus Program at a time. Under the 6-month transfer program, all payments and accrued interest must be transferred from the DCA Plus Account to the selected investment options in no more than 6 months. Under the 12-month transfer program, all payments and accrued interest must be transferred to the selected investment options in no more than 12 months.

We will transfer an amount each month which is equal to your DCA Plus Account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus Account accumulated value is $4,000, the transfer amount would be $1,000 ($4,000 / 4).


Scheduled DCA Plus Transfers
----------------------------
Transfers are made from DCA Plus Accounts to the investment options according to your allocation instructions. The transfers begin after we receive your premium payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus Account accumulated value is transferred.

Unscheduled DCA Plus Transfers
------------------------------
You may make unscheduled transfers from DCA Plus Accounts to the investment options. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

DCA Plus Surrenders
-------------------
You may make scheduled or unscheduled surrenders from DCA Plus Accounts. Premium payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

GENERAL PROVISIONS


THE CONTRACT
The entire Contract is made up of the Contract, amendments, riders and endorsements and data pages. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

DELAY OF PAYMENTS
Surrenders are generally made within seven days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender or death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
.. trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or .. an emergency exists, as determined by the SEC, as a result of which:
  . disposal by a mutual fund of securities owned by it is not reasonably practicable;
  . it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
  . the SEC permits suspension for the protection of security holders.

If payments are delayed and your surrender, annuitization or transfer is not canceled by your written instruction, the amount to be surrendered, annuitized or transferred will be determined the first valuation date following the expiration of the permitted delay. The surrender, annuitization or transfer will be made within seven days thereafter.


In addition, payments on surrenders attributable to a premium payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.

We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.


MISSTATEMENT OF AGE OR GENDER
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

ASSIGNMENT
You may assign ownership of your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at the annuity service office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single lump sum.


CHANGE OF OWNER OR ANNUITANT
You may change the owner and/or annuitant of your non-qualified Contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the waiver of the surrender charge for surrenders made because of critical need of the owner is not available. We reserve the right to require that you send us the Contract so that we can record the change.

BENEFICIARY
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.

CONTRACT TERMINATION
We reserve the right to terminate the Contract and make a single sum payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contracts will not unfairly discriminate against any owner.

REINSTATEMENT
If you have replaced this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:
.. we reinstate the Contract effective on the original surrender date;
..if you had the premium payment credit rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;
..we apply the amount received from the other company and the amount of the surrender charge you paid when you surrendered the Contract;
..these amounts are priced on the valuation date the money from the other company is received by us;
.. commissions are not paid on the reinstatement amounts; and .. new data pages are sent to your address of record.




REPORTS
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.

Quarterly statements reflect purchases and surrenders occurring during the quarter as well as the balance of units owned and accumulated values.

IMPORTANT INFORMATION ABOUT CUSTOMER IDENTIFICATION PROCEDURES
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures.


RIGHTS RESERVED BY THE COMPANY


We reserve the right to make certain changes if, in our judgment, they best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:
.. transfer assets in any division to another division or to the Fixed Account; .. add, combine or eliminate a division(s);
.. substitute the units of a division for the units of another division;
  . if units of a division are no longer available for investment; or . if in our judgment, investment in a division becomes inappropriate considering the purposes of the Separate Account.

FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the underlying mutual funds by;
  . forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the underlying mutual funds; and .. Increase expenses of the underlying mutual fund and separate account due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
.. Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1/st/ class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of unscheduled transfer during a Contract year to no more than 12;

.. Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
.. Taking such other action as directed by the underlying mutual fund.

The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.


In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.


DISTRIBUTION OF THE CONTRACT


The individuals who sell the Contract are authorized to sell life and other forms of personal insurance and variable annuities. These people will usually be representatives of Princor Financial Services Corporation ("Princor"), Principal Financial Group, Des Moines, Iowa 50392-0200 which is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. As the principal underwriter, Princor is paid 6.5% of premium payments by the Company for the distribution of the Contract. The Company and Princor may receive a portion of the expenses of certain underlying mutual funds for record keeping, marketing and distribution services. The Contract may also be sold through other selected broker-dealers registered under the Securities and Exchange Act of 1933 or firms that are exempt from such registration. Princor is also the principal underwriter for various registered investment companies organized by the Company. Princor is a subsidiary of Principal Financial Services, Inc.


From time to time, Princor may enter into special arrangements with certain broker-dealers and may enter into special arrangements with registered representatives of Princor. These special arrangements may provide for the payment of higher compensation to such broker-dealers and registered representatives for selling the Contract.


PERFORMANCE CALCULATION


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.


The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.


In addition, the Separate Account advertises the "yield" for other divisions for the Contract. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.


The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.


VOTING RIGHTS


The Company votes shares of the underlying mutual funds at meetings of shareholders of those mutual funds. It follows your voting instructions if you have an investment in the corresponding division.


The number of underlying mutual fund shares in which you have a voting interest is determined by your investments in an underlying mutual fund as of a "record date." The record date is set by the underlying mutual fund within the requirements of the laws of the state which govern the various mutual funds. The number of underlying mutual fund shares held in the Separate Account attributable to your interest in each division is determined by dividing the value of your interest in that division by the net asset value of one share of the underlying mutual fund. Shares for which owners are entitled to give voting instructions, but for which none are received, and shares of the underlying mutual fund owned by the Company are voted in the same proportion as the total shares for which voting instructions have been received.


Voting materials are provided to you along with an appropriate form that may be used to give voting instructions to the Company.


If the Company determines pursuant to applicable law, that underlying mutual fund shares held in Separate Account B need not be voted pursuant to instructions received from owners, the Company may vote underlying mutual fund shares held in the Separate Account in its own right.


FEDERAL TAX MATTERS


The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.


NON-QUALIFIED CONTRACTS
Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.
.. Premium payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person's gross income.
.. An increase in the accumulated value of a non-qualified Contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus Accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
.. Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.
.. Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
.. The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
.. Annuity benefit payments:
  . The investment in the Contract is generally the total of the premium payments made.

  . The portion of the annuity benefit payment that represents the amount by which the accumulated value exceeds premium payments is taxed as ordinary income. The remainder of each annuity benefit payment is not taxed.
  . After the premium payment(s) in the Contract is paid out, the full amount of any annuity benefit payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.


Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your Contract.


REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS
In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Internal Revenue Code requires:
.. If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person's death.
.. If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
  . within five years after the date of your death; or . as annuity benefit payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
.. If you take a distribution from the Contract before you are 591/2, you may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single sum, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a lump sum payment.


If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Internal Revenue Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.


IRA, SEP, AND SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
.. IRA - An Individual Retirement Annuity (IRA) is a retirement savings annuity.
  Contributions grow tax deferred.
.. SEP-IRA - A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
.. SIMPLE-IRA - SIMPLE stands for Savings Incentive Match Plan for Employers. A
  SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Internal Revenue Code are excluded from the participant's gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee's option may be subject to limitations.


Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity's features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.

The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.


With respect to IRAs, IRA rollovers and SIMPLE-IRAs there is a 10% penalty under the Internal Revenue Code on the taxable portion of a "premature distribution." The tax is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a "premature distribution" unless the distribution is:
.. made on or after you reach age 591/2;
.. made to a beneficiary on or after your death;
.. made upon your disability;
.. part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;
.. made to pay medical expenses;
.. for certain unemployment expenses;
.. for first home purchases (up to $10,000); or .. for higher education expenses.

ROLLOVER IRAS
If you receive a lump-sum distribution from a pension or profit sharing plan or tax-sheltered annuity, you may maintain the tax-deferred status of the money by rolling it into a "Rollover Individual Retirement Annuity." Generally, distributions from a qualified plan are subject to mandatory income tax withholding at a rate of 20%, unless the participant elects a direct rollover. You have 60 days from receipt of the money to complete this transaction. If you choose not to reinvest or go beyond the 60 day limit and are under age 591/2, you will incur a 10% Internal Revenue Service penalty as well as income tax expenses.

ROTH IRAS
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.

WITHHOLDING
Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required on payments delivered outside the United States. Moreover, special "backup withholding" rules may require us to disregard the recipient's election if the recipient fails to supply us with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.


MUTUAL FUND DIVERSIFICATION


The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.


The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION


The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner's representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.


In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.


GENERAL INFORMATION


RESERVATION OF RIGHTS
The Company reserves the right to:
.. increase the minimum amount for each premium payment to not more than $1,000;
  and
.. terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

LEGAL OPINIONS

Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, General Counsel and Executive Vice President.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT
This prospectus omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by writing or telephoning the annuity service office. You may obtain a copy of Part C of the registration statement from the SEC, Washington, D.C. by paying the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

CUSTOMER INQUIRIES
Your questions should be directed to: Principal Investment Plus Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.

PAYMENT OF COMPENSATION AND OTHER FEES
Principal Life pays compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the Contract according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid or the Contract. Principal Life and/or its affiliates may also pay other amounts ("Additional Payments") that include, but are not limited to, marketing allowances, expense reimbursements and educational payments. These Additional Payments are designed to provide incentives for the sale of Principal Life products and may influence the

Financial intermediary or its Sales Representative to recommend the purchase of this Contract over another contract or over other investment options.

Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the Contract, depending on the agreement between your registered representative and his or her firm.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, for the periods indicated in their reports which also appear in the SAI.

FINANCIAL STATEMENTS


The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AIM V.I. BASIC VALUE DIVISION

              INVESTS IN: AIM V.I. Basic Value Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

AIM V.I. SMALL CAP EQUITY DIVISION

              INVESTS IN: AIM V.I. Small Cap Equity Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

 ALLIANCEBERNSTEIN SMALL CAP GROWTH DIVISION

              INVESTS IN: AllianceBernstein Variable Products Series Fund, Inc.
                - AllianceBernstein Small Cap Growth Portfolio - Class A

              INVESTMENT ADVISOR: AllianceBernstein L.P.
              INVESTMENT OBJECTIVE: seeks growth of capital by pursuing
                aggressive investment policies.

AMERICAN CENTURY VP INFLATION PROTECTION DIVISION

              INVESTS IN: American Century Variable Portfolios II, Inc.
                Inflation Protection Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY VP ULTRA DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Ultra
                Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in stocks of U.S. companies.

AMERICAN CENTURY VP VISTA DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. Vista Fund
                - Class I
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth.

DREYFUS IP TECHNOLOGY GROWTH DIVISION

              INVESTS IN: Dreyfus Investment Portfolios Technology Growth
                Portfolio - Service Class
              INVESTMENT ADVISOR: The Dreyfus Corporation
              INVESTMENT OBJECTIVE: seeks capital appreciation.

FIDELITY VIP CONTRAFUND DIVISION

              INVESTS IN: Fidelity VIP Contrafund Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation.

FIDELITY VIP EQUITY-INCOME DIVISION

              INVESTS IN: Fidelity VIP Equity-Income Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company

              INVESTMENT OBJECTIVE: seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goad is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500/SM/ Index (S&P 500/(R)/).

FIDELITY VIP GROWTH DIVISION

              INVESTS IN: Fidelity VIP Growth Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks to achieve capital appreciation.

FIDELITY VIP MID CAP DIVISION

              INVESTS IN: Fidelity VIP Mid Cap Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term growth of capital.

FIDELITY VIP OVERSEAS DIVISION

              INVESTS IN: Fidelity VIP Overseas Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY DIVISION (previously Goldman Sachs Core/sm/ Small Cap Equity Division)

              INVESTS IN: Goldman Sachs VIT - Goldman Sachs Structured Small Cap
                Equity Fund (previously Goldman Sachs VIT - Goldman Sachs Core/sm/ Small Cap Equity Fund)
              INVESTMENT ADVISOR: Goldman Sachs Asset Management, L.P. INVESTMENT OBJECTIVE: seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE DIVISION

              INVESTS IN: Goldman Sachs VIT Mid Cap Value Fund
              INVESTMENT ADVISOR: Goldman Sachs Asset Management, L.P. INVESTMENT OBJECTIVE: seeks long-term capital appreciation.

NEUBERGER BERMAN AMT FASCIANO DIVISION

              INVESTS IN: Neuberger Berman AMT Fasciano Portfolio - S Class INVESTMENT ADVISOR: Neuberger Berman Management Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth.

NEUBERGER BERMAN AMT HIGH INCOME BOND DIVISION

              INVESTS IN: Neuberger Berman AMT High Income Bond Portfolio - S
                Class
              INVESTMENT ADVISOR: Neuberger Berman Management Inc.
              INVESTMENT OBJECTIVE: The fund seeks high total returns consistent with capital preservation.

NEUBERGER BERMAN AMT PARTNERS DIVISION

              INVESTS IN: Neuberger Berman AMT Partners Portfolio - I Class INVESTMENT ADVISOR: Neuberger Berman Management Inc. INVESTMENT OBJECTIVE: seeks growth of capital.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE DIVISION

              INVESTS IN: Neuberger Berman AMT Socially Responsive Portfolio - I
                Class
              INVESTMENT ADVISOR: Neuberger Berman Management Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

ASSET ALLOCATION DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Asset Allocation
                Account

              INVESTMENT ADVISOR: Morgan Stanley Investment Management, Inc.
                (doing business as Van Kampen) through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and fixed-income securities.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

DIVERSIFIED INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Diversified
                International Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

EQUITY GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Growth
                Account
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

EQUITY INCOME DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Income
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek to provide current income and long-term growth of income and capital. The Account seeks to achieve its objective by investing primarily in equity securities, preferred securities, real estate investment trusts and convertible securities.

EQUITY VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Value
                Account
              INVESTMENT ADVISOR: American Century Investment Management, Inc.
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

GOVERNMENT & HIGH QUALITY BOND DIVISION (PREVIOUSLY GOVERNMENT SECURITIES DIVISION)

              INVESTS IN: Principal Variable Contracts Fund - Government & High
                Quality Bond Account (previously Government Securities Account)

              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account INVESTMENT ADVISOR: Columbus Circle Investors through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Emerging Markets Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                SmallCap Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP BLEND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Blend
                Account
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Stock
                Index Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

LARGECAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Value
                Account

              INVESTMENT ADVISOR: AllianceBernstein, L.P. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account
              INVESTMENT ADVISOR: Mellon Equity Associates, LLP through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

PRINCIPAL LIFETIME 2010 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2010 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2020 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2020 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2030 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2030 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2040 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2040 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2050 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2050 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME STRATEGIC INCOME DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                Strategic Income Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks high current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

REAL ESTATE SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Real Estate
                Securities Account
              INVESTMENT ADVISOR: Principal Real Estate Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SHORT-TERM BOND DIVISION (PREVIOUSLY LIMITED TERM BOND DIVISION)

              INVESTS IN: Principal Variable Contracts Fund - Short-Term Bond
                Account (previously Limited Term Bond Account)
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide current income.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account
              INVESTMENT ADVISOR: Emerald Advisors, Inc. through a sub-advisory agreement and
                UBS Global Asset Management (Americas) Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Value
                Account
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement and Mellon Equity Associates, LLP through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

T. ROWE PRICE BLUE CHIP GROWTH DIVISION

              INVESTS IN: T. Rowe Price Blue Chip Growth Portfolio - II INVESTMENT ADVISOR: T. Rowe Price Associates, Inc.
              INVESTMENT OBJECTIVE: seeks to provide long-term capital growth.

T. ROWE PRICE HEALTH SCIENCES DIVISION

              INVESTS IN: T. Rowe Price Health Sciences Portfolio - II INVESTMENT ADVISOR: T. Rowe Price Associates, Inc.

              INVESTMENT OBJECTIVE: seeks long-term capital appreciation.

REGISTRATION STATEMENT
This prospectus omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by writing or telephoning the home office.

By paying the prescribed fees, you may obtain a copy of Part C of the registration statement from:
   SEC's Public Reference Branch,
   100 F Street, NE, Room 1580
   Washington, D.C. 20549
   Telephone: (202) 551-5850
The filings are also available on the SEC's webiste at www.sec.gov.

The registration number for the Contract is 333-128079.

CUSTOMER INQUIRIES
Your questions should be directed to: Principal Freedom Variable Annuity 2, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.

TABLE OF CONTENTS OF THE SAI


The table of contents for the Statement of Additional Information is provided below.


                               TABLE OF CONTENTS

General Information and History.........................................3

Independent Registered Public Accounting Firm ...........................3

Principal Underwriter ...................................................3

Calculation of Performance Data.........................................3

Taxation Under Certain Retirement Plans.................................9

Principal Life Insurance Company Separate Account B

 Report of Independent Registered Public Accounting Firm................13

 Financial Statements ...................................................16

Principal Life Insurance Company

 Report of Independent Registered Public Accounting Firm................131

 Consolidated Financial Statements ......................................132

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group
                           Des Moines, IA 50392-2080
                           Telephone: 1-800-852-4450

CONDENSED FINANCIAL INFORMATION


Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.


                                                                                                                         NUMBER OF
                                                                                      ACCUMULATION UNIT VALUE           ACCUMULATION
                                                                             -----------------------------------------     UNITS
                                                                             BEGINNING   END OF   PERCENTAGE OF CHANGE  OUTEND OFNG
                                 DIVISION                                    OF PERIOD   PERIOD    FROM PRIOR PERIOD       PERIOD
                                 --------                                    ---------   ------   --------------------      (IN
                                                                                                                         THOUSANDS)
                                                                                                                        ------------
 ABVPSF AllianceBernstein Small Cap Growth
  2005                                                                        $12.131   $12.608           3.93%               18
 Period Ended December 31, 2004/(1) /                                          10.000    12.131          21.31
 AIM V.I. Basic Value
  2005                                                                         11.236    11.733           4.42                 5
 Period Ended December 31, 2004/(1)/                                           10.000    11.236          12.36
 AIM V.I. SmallCap Equity
  2005                                                                         11.476    12.253           6.77                 6
 Period Ended December 31, 2004/(1)/                                           10.000    11.476          14.76
 American Century VP Inflation Protection
  2005                                                                         10.191    10.216           0.25             1,227
 Period Ended December 31, 2004/(1)/                                           10.000    10.191           1.91
 American Century VP Ultra
  2005                                                                         11.217    11.296           0.70               911
 Period Ended December 31, 2004/(1)/                                           10.000    11.217          12.17
 American Century VP Vista
  2005                                                                         11.691    12.485           6.79                17
 Period Ended December 31, 2004/(1)/                                           10.000    11.691          16.91
 Dreyfus Investments Portfolios -Technology Growth
  2005                                                                         11.596    11.850           2.19                10
 Period Ended December 31, 2004/(1)/                                           10.000    11.596          15.96
 Fidelity VIP Contrafund
  2005                                                                         11.370    13.098          15.20               427
 Period Ended December 31, 2004/(1)/                                           10.000    11.370          13.70
 Fidelity VIP Equity-Income
  2005                                                                         11.297    11.778           4.26                94
 Period Ended December 31, 2004/(1)/                                           10.268    11.297          10.02
 Fidelity VIP Growth
  2005                                                                         10.986    11.446           4.19                59
 Period Ended December 31, 2004/(1)/                                           10.000    10.986           9.86
 Fidelity VIP MidCap
  2005                                                                         12.057    14.052          16.55                36
 Period Ended December 31, 2004/(1)/                                           10.000    12.057          20.57
 Fidelity VIP OverSeas
  2005                                                                         11.728    13.758          17.31               581
 Period Ended December 31, 2004/(1)/                                           10.000    11.728          17.28
 Goldman Sachs VIT Structured Small Cap Equity
  2005                                                                         11.607    12.158           4.75                63
 Period Ended December 31, 2004/(1)/                                           10.000    11.607          16.07
 Goldman Sachs VIT Mid Cap Value
  2005                                                                         11.627    12.965          11.42               162
 Period Ended December 31, 2004/(1)/                                           10.000    11.627          16.27
 Neuberger Berman AMT Fasciano
  2005                                                                         10.960    11.137           1.61                 -
 Period Ended December 31, 2004/(1)/                                           10.000    10.960           9.60
 Neuberger Berman AMT High Income Bond
  2005                                                                         10.053    10.047          -0.06                 -
 Period Ended December 31, 2004/(1)/                                           10.000    10.053           0.53
 Neuberger Berman AMT Partners
  2005                                                                         11.722    13.665          16.58                 -
 Period Ended December 31, 2004/(1)/                                           10.000    11.722          17.22
 Neuberger Berman AMT Socially Responsive
  2005                                                                         11.491    12.126           5.53                 -
 Period Ended December 31, 2004/(1)/                                           10.000    11.491          14.91
 T. Rowe Price Blue Chip Growth
  2005                                                                         11.091    11.571           4.33                34
 Period Ended December 31, 2004/(1)/                                           10.000    11.091          10.91
 T. Rowe Price Health Sciences
  2005                                                                         11.385    12.721          11.73                34
 Period Ended December 31, 2004/(1)/                                           10.000    11.385          13.85
 Asset Allocation
  2005                                                                         20.746    21.674           4.47                72
 Period Ended December 31, 2004/(1)/                                           19.143    20.746           8.37
 Bond
  2005                                                                         18.080    18.302           1.23             1,000
 Period Ended December 31, 2004/(1)/                                           17.765    18.080           1.77
 Capital Value
  2005                                                                         23.514    24.803           5.48                84
 Period Ended December 31, 2004/(1)/                                           20.929    23.514          12.35
 Diversified International
  2005                                                                         17.518    21.416          22.25               184
 Period Ended December 31, 2004/(1)/                                           14.564    17.518          20.28
 Equity Growth
  2005                                                                         26.962    28.639           6.22                40
 Period Ended December 31, 2004/(1)/                                           23.545    26.962          14.51
 Equity Income
  2005                                                                         10.965    11.768           7.32             1,954
 Period Ended December 31, 2004/(1)/                                            9.627    10.965          13.90
 Equity Value
  2005                                                                         11.093    11.369           2.49                92
 Period Ended December 31, 2004/(//2//)/                                       10.000    11.093          10.93
 Government & High Quality Bond
  2005                                                                         17.755    17.887           0.74               382
 Period Ended December 31, 2004/(1)/                                           17.591    17.755           0.93
 Growth
  2005                                                                         15.362    17.006          10.70                23
 Period Ended December 31, 2004/(1)/                                           13.752    15.362          11.71
 International Emerging Markets
  2005                                                                         16.368    21.709          32.63               131
 Period Ended December 31, 2004/(1)/                                           12.726    16.368          28.62
 International SmallCap
  2005                                                                         18.778    23.945          27.52               146
 Period Ended December 31, 2004/(1)/                                           15.489    18.778          21.23
 LargeCap Blend
  2005                                                                         10.996    11.373           3.43               664
 Period Ended December 31, 2004/(1)/                                            9.960    10.996          10.40
 LargeCap Stock Index
  2005                                                                          8.978     9.263           3.17               166
 Period Ended December 31, 2004/(1)/                                            8.129     8.978          10.44
 LargeCap Value
  2005                                                                         11.759    12.244           4.12               540
 Period Ended December 31, 2004/(1)/                                           10.640    11.759          10.52
 MidCap
  2005                                                                         31.580    34.060           7.85               147
 Period Ended December 31, 2004/(1)/                                           27.676    31.580          14.11
 MidCap Growth
  2005                                                                         10.289    11.555          12.30                67
 Period Ended December 31, 2004/(1)/                                            8.792    10.289          17.03
 MidCap Value
  2005                                                                         13.903    15.179           9.18               498
 Period Ended December 31, 2004/(1)/                                           11.817    13.903          17.65
 Money Market
  2005                                                                         13.158    13.341           1.39                 -
 Period Ended December 31, 2004/(1)/                                           13.154    13.158           0.03
 Principal LifeTime 2010
  2005                                                                         10.885    11.363           4.39               904
 Period Ended December 31, 2004/(2)/                                           10.000    10.885           8.85
 Principal LifeTime 2020
  2005                                                                         11.016    11.616           5.45             1,657
 Period Ended December 31, 2004/(2)/                                           10.000    11.016          10.16
 Principal LifeTime 2030
  2005                                                                         11.013    11.611           5.43               190
 Period Ended December 31, 2004/(2)/                                           10.000    11.013          10.13
 Principal LifeTime 2040
  2005                                                                         11.131    11.792           5.94                93
 Period Ended December 31, 2004/(2)/                                           10.000    11.131          11.31
 Principal LifeTime 2050
  2005                                                                         11.127    11.820           6.23                27
 Period Ended December 31, 2004/(2)/                                           10.000    11.127          11.27
 Principal LifeTime Strategic Income
  2005                                                                         10.721    11.112           3.65               446
 Period Ended December 31, 2004/(2)/                                           10.000    10.721           7.21
 Real Estate Securities
  2005                                                                         23.567    26.965          14.42                81
 Period Ended December 31, 2004/(1)/                                           19.952    23.567          18.12
 Short-Term Bond
  2005                                                                          9.963    10.017           0.54             1,671
 Period Ended December 31, 2004/(1)/                                            9.976     9.963           0.55
 SmallCap Growth
  2005                                                                          9.488     9.995           5.34                65
 Period Ended December 31, 2004/(1)/                                            7.940     9.488          19.50
 SmallCap Value
  2005                                                                         21.143    22.178           4.90               362
 Period Ended December 31, 2004/(1)/                                           17.898    21.143          18.13

/ //(1)/ Commenced operations on August 20, 2004.
/ //(2)/ Commenced operations on August 30, 2004.



                                                                        NUMBER OF
                                 ACCUMULATION UNIT VALUE            ACCUMULATION UNITS
                        -----------------------------------------      OUTSTANDING
                        BEGINNING   END OF   PERCENTAGE OF CHANGE     END OF PERIOD
       DIVISION         OF PERIOD   PERIOD    FROM PRIOR PERIOD       (IN THOUSANDS)
       --------         ---------   ------   --------------------  --------------------
 ABVPSF
 AllianceBernstein
 Small Cap Growth
  2005                   $12.104   $12.505           3.31%                   4
 Period Ended December
 31, 2004/(1) /           10.000    12.104          21.04
 AIM V.I. Basic Value
  2005                    11.211    11.637           3.80                    8
 Period Ended December
 31, 2004/(1)/            10.000    11.211          12.11
 AIM V.I. SmallCap
 Equity
  2005                    11.451    12.153           6.13                    7
 Period Ended December
 31, 2004/(1)/            10.000    11.451          14.51
 American Century VP
 Inflation Protection
  2005                    10.169    10.133          -0.35                  560
 Period Ended December
 31, 2004/(1)/            10.000    10.169           1.69
 American Century VP
 Ultra
  2005                    11.192    11.204           0.11                  468
 Period Ended December
 31, 2004/(1)/            10.000    11.192          11.92
 American Century VP
 Vista
  2005                    11.665    12.383           6.16                    8
 Period Ended December
 31, 2004/(1)/            10.000    11.665          16.65
 Dreyfus Investments
 Portfolios
 -Technology Growth
  2005                    11.571    11.754           1.58                    3
 Period Ended December
 31, 2004/(1)/            10.000    11.571          15.71
 Fidelity VIP
 Contrafund
  2005                    11.345    12.991          14.51                  101
 Period Ended December
 31, 2004/(1)/            10.000    11.345          13.45
 Fidelity VIP
 Equity-Income
  2005                    11.121    11.525           3.63                   56
 Period Ended December
 31, 2004/(1)/            10.129    11.121           9.79
 Fidelity VIP Growth
  2005                    10.962    11.353           3.57                   56
 Period Ended December
 31, 2004/(1)/            10.000    10.962           9.62
 Fidelity VIP MidCap
  2005                    12.031    13.938          15.85                   35
 Period Ended December
 31, 2004/(1)/            10.000    12.031          20.31
 Fidelity VIP OverSeas
  2005                    11.703    13.646          16.60                  301
 Period Ended December
 31, 2004/(1)/            10.000    11.703          17.03
 Goldman Sachs VIT
 Structured Small Cap
 Equity
  2005                    11.581    12.059           4.13                   31
 Period Ended December
 31, 2004/(1)/            10.000    11.581          15.81
 Goldman Sachs VIT Mid
 Cap Value
  2005                    11.602    12.850          10.76                   91
 Period Ended December
 31, 2004/(1)/            10.000    11.602          16.02
 Neuberger Berman AMT
 Fasciano
  2005                    10.936    11.047           1.01                    -
 Period Ended December
 31, 2004/(1)/            10.000    10.936           9.36
 Neuberger Berman AMT
 High Income Bond
  2005                    10.035     9.970          -0.65                    -
 Period Ended December
 31, 2004/(1)/            10.000    10.035           0.35
 Neuberger Berman AMT
 Partners
  2005                    11.696    13.554          15.89                    -
 Period Ended December
 31, 2004/(1)/            10.000    11.696          16.96
 Neuberger Berman AMT
 Socially Responsive
  2005                    11.465    12.027           4.90                    -
 Period Ended December
 31, 2004/(1)/            10.000    11.465          14.65
 T. Rowe Price Blue
 Chip Growth
  2005                    11.067    11.477           3.70                   22
 Period Ended December
 31, 2004/(1)/            10.000    11.067          10.67
 T. Rowe Price Health
 Sciences
  2005                    11.360    12.618          11.07                    9
 Period Ended December
 31, 2004/(1)/            10.000    11.360          13.60
 Asset Allocation
  2005                    20.241    21.020           3.85                   25
 Period Ended December
 31, 2004/(1)/            18.718    20.241           8.14
 Bond
  2005                    17.640    17.751           0.63                  474
 Period Ended December
 31, 2004/(1)/            17.370    17.640           1.55
 Capital Value
  2005                    22.942    24.055           4.85                   31
 Period Ended December
 31, 2004/(1)/            20.464    22.942          12.11
 Diversified
 International
  2005                    17.091    20.770          21.53                   64
 Period Ended December
 31, 2004/(1)/            14.241    17.091          39.62
 Equity Growth
  2005                    26.306    27.776           5.59                   18
 Period Ended December
 31, 2004/(1)/            23.022    26.306          14.26
 Equity Income
  2005                    10.699    11.413           6.67                  908
 Period Ended December
 31, 2004/(1)/             9.412    10.699          13.67
 Equity Value
  2005                    11.070    11.279           1.89                   41
 Period Ended December
 31, 2004/(1)/            10.000    11.070          10.70
 Government & High
 Quality Bond
  2005                    17.323    17.348           0.14                  133
 Period Ended December
 31, 2004/(1)/            17.201    17.323           0.71
 Growth
  2005                    14.988    16.493          10.04                   11
 Period Ended December
 31, 2004/(1)/            13.447    14.988          11.46
 International
 Emerging Markets
  2005                    15.970    21.055          31.84                   64
 Period Ended December
 31, 2004/(1)/            12.443    15.970          28.35
 International
 SmallCap
  2005                    18.321    23.223          26.76                   68
 Period Ended December
 31, 2004/(1)/            15.145    18.321          20.97
 LargeCap Blend
  2005                    10.824    11.129           2.82                  664
 Period Ended December
 31, 2004/(1)/             9.826    10.824          10.16
 LargeCap Stock Index
  2005                     8.760     8.984           2.56                  166
 Period Ended December
 31, 2004/(1)/             7.949     8.760          10.20
 LargeCap Value
  2005                    11.575    11.981           3.51                  540
 Period Ended December
 31, 2004/(1)/            10.497    11.575          10.27
 MidCap
  2005                    30.812    33.033           7.21                  147
 Period Ended December
 31, 2004/(1)/            27.062    30.812          13.86
 MidCap Growth
  2005                    10.038    11.206          11.64                   18
 Period Ended December
 31, 2004/(1)/             8.596    10.038          16.78
 MidCap Value
  2005                    13.604    14.764           8.53                  229
 Period Ended December
 31, 2004/(1)/            11.588    13.604          17.40
 Money Market
  2005                    12.838    12.939           0.79                    2
 Period Ended December
 31, 2004/(1)/            12.862    12.838          -0.19
 Principal LifeTime
 2010
  2005                    10.863    11.272           3.77                  222
 Period Ended December
 31, 2004/(2)/            10.000    10.863           8.63
 Principal LifeTime
 2020
  2005                    10.994    11.523           4.81                  602
 Period Ended December
 31, 2004/(2)/            10.000    10.994           9.94
 Principal LifeTime
 2030
  2005                    10.991    11.519           4.80                   90
 Period Ended December
 31, 2004/(2)/            10.000    10.991           9.91
 Principal LifeTime
 2040
  2005                    11.109    11.698           5.30                   30
 Period Ended December
 31, 2004/(2)/            10.000    11.109          11.09
 Principal LifeTime
 2050
  2005                    11.105    11.726           5.59                   39
 Period Ended December
 31, 2004/(2)/            10.000    11.105          11.05
 Principal LifeTime
 Strategic Income
  2005                    10.699    11.024           3.04                   45
 Period Ended December
 31, 2004/(2)/            10.000    10.699           6.99
 Real Estate
 Securities
  2005                    22.994    26.152          13.73                   55
 Period Ended December
 31, 2004/(1)/            19.130    22.994          20.20
 Short-Term Bond
  2005                     9.866     9.860          -0.06                  805
 Period Ended December
 31, 2004/(1)/             9.894     9.866          -0.28
 SmallCap Growth
  2005                     9.257     9.694           4.72                   32
 Period Ended December
 31, 2004/(1)/             7.847     9.257          17.97
 SmallCap Value
  2005                    20.629    21.510           4.27                  152
 Period Ended December
 31, 2004/(1)/            17.518    20.629          17.76

/ /

/ //(1)/ Commenced operations on August 20, 2004.
/ //(2)/ Commenced operations on August 30, 2004.

APPENDIX A - GMWB EXAMPLES


These examples are provided to assist you in understanding the various features of the GMWB rider and the guarantees associated with each GMWB option.


Please note that, for the purpose of the following examples, a partial annuitization has the same effect as a partial surrender.


EXAMPLES WITHOUT EXCESS WITHDRAWALS
The examples without excess withdrawals assume the following:
    The client is age 62.
    initial premium payment = $100,000.
    withdrawal benefit base prior to partial surrender = $100,000.
    remaining withdrawal benefit base prior to partial surrender = $100,000. Investment Back (7%) withdrawal benefit payment = $7,000.
    For Life (5%) withdrawal benefit payment = $5,000.


EXAMPLE 1 .


.. In contract year one, no partial surrenders are made. (Partial annuitizations are not permitted in contract year one.)
.. On the first contract anniversary, a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.05% = $5,000
.. The new withdrawal benefit base is $100,000 + $5,000 = $105,000.
.. The new withdrawal benefit payment:
  . Investment Back is $105,000 x 0.07% = $7,350
  . For Life is $105,000 x 0.05% = $5,250


EXAMPLE 2 .

In contract year one:
.. no partial surrenders are made; and
.. the client makes a premium payment of $50,000.

On the first contract anniversary:
.. a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is
  ($100,000 + $50,000) x 0.05% = $7,500;
.. Investment Back:
  . the new withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
    and
  . the new withdrawal benefit payment is $157,500 x 7% = $11,025.
.. For Life:
  . the new withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
    and
  . the new withdrawal benefit payment is $157,500 x 5% = $7,875.


EXAMPLE 3 .

In contract year one, the client makes a partial surrender of $5,000.

On the first contract anniversary,
.. Investment Back:
  . the new remaining withdrawal benefit base is $100,000 - $5,000 = $95,000. . the withdrawal benefit base remains the same ($100,000).
  . the withdrawal benefit payment for the next contract year remains the same
    ($100,000 x 0.07% = $7,000).
.. For Life:
  . the new remaining withdrawal benefit base is $100,000 - $5,000 = $95,000. . the withdrawal benefit base remains the same ($100,000).
  . the withdrawal benefit payment for the next contract year remains the same
    ($100,000 x 0.05% = $5,000).

EXAMPLE 4 .

In contract year one, no partial surrenders are made.

On the first contract anniversary:
.. a 5% GMWB bonus is credited to withdrawal benefit base. The credit is $100,000
  x 0.05% = $5,000; and
.. the new withdrawal benefit base is $100,000 + $5,000 = $105,000.

In contract year two:
.. the client makes a partial surrender of $5,000.
.. no GMWB bonus is credited as the client made a partial surrender.

In contract year three:
.. the client does not make any partial surrenders;
.. no GMWB bonus is credited as the client had taken a partial surrender (in contract year two).


EXAMPLE 5 . In each of the first three contract years, a partial surrender of $5,000 is made. In each of contract years four and five, a partial annuitization of $5,000 is made. On the fifth contract anniversary, you may elect a step-up.


 THE ACCUMULATED VALUE IS:              $90,000                      $110,000
INVESTMENT BACK
 Prior to step-up
          Withdrawal Benefit
          Base                     =   $100,000                 =   $100,000
          Withdrawal Benefit           $100,000                     $100,000
          Payment                  =   x 0.07% = $7,000         =   x 0.07% = $7,000
          Remaining Withdrawal     =   $75,000                  =   $75,000
          Benefit Base
          ----------------------------------------------------------------------------------
 After step-up
          Withdrawal Benefit
          Base                     =   $90,000                  =   $110,000
          Withdrawal Benefit           $90,000                      $110,000
          Payment                  =   x 0.07% = $6,300         =   x 0.07% = $7,700
          Remaining Withdrawal     =   $90,000                  =   $110,000
          Benefit Base
          ----------------------------------------------------------------------------------
FOR LIFE
 Prior to step-up
          Withdrawal Benefit
          Base                     =   $100,000                 =   $100,000
          Withdrawal Benefit           $ 100,000                    $ 100,000
          Payment                  =   x 0.05% = $5,000         =   x 0.05% = $5,000
          Remaining Withdrawal     =   $75,000                  =   $75,000
          Benefit Base
          ----------------------------------------------------------------------------------
 After step-up
          Withdrawal Benefit
          Base                     =   $90,000                  =   $110,000
          Withdrawal Benefit            $90,000                     $110,000
          Payment                  =   x 0.05% = $4,500         =   x 0.05% = $5,500
          Remaining Withdrawal     =   $90,000                  =   $110,000
          Benefit Base
          ----------------------------------------------------------------------------------


EXAMPLES WITH EXCESS WITHDRAWALS
The excess withdrawal examples assume the following:
    the client is age 62.
    the initial premium payment is $100,000.
    withdrawal benefit base prior to partial surrender = $100,000.

    remaining withdrawal benefit base prior to partial surrender = $100,000. Investment Back (7%) withdrawal benefit payment = $7,000.
    For Life (5%) withdrawal benefit payment = $5,000.
    partial surrender amount = $8,000 (excess amount for "Investment Back" is $1,000; excess amount for "For Life" is $3,000).


EXAMPLE 1 .



In the first example, the accumulated value prior to partial surrender is $90,000.

WITHDRAWAL BENEFIT BASE CALCULATION
-----------------------------------
On the contract anniversary following the partial surrender, the withdrawal benefit base is adjusted for any excess withdrawals.


INVESTMENT BACK . The amount of the adjustment* is $1,204.82. The new withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.


* The amount of the adjustment is the greater of (a) or (b) where:
.. (a) is $1,000 (the amount of the excess withdrawal); and .. (b) is $1,204.82 (the result of ((1) divided by (2)) multiplied by (3)) where:
  . (1) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($1,000);
  . (2) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($90,000 - $7,000); and
  . (3) is the withdrawal benefit base prior to the adjustment for the excess amount ($100,000).


FOR LIFE . The amount of the adjustment* is $3,529.41. The new withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

* The amount of the adjustment is the greater of (a) or (b) where:
.. (a) is $3,000 (the amount of the excess withdrawal); and .. (b) is $3,529.41 (the result of ((1) divided by (2)) multiplied by (3)) where:
  . (1) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($3,000);
  . (2) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($90,000 - $5,000); and
  . (3) is the withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

REMAINING WITHDRAWAL BENEFIT BASE CALCULATION
---------------------------------------------
The remaining withdrawal benefit base is adjusted when partial surrenders are made.


INVESTMENT BACK . The amount of the adjustment* is $8,120.48 (the amount of the withdrawal benefit payment plus the excess withdrawal). The new remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

* The amount of the adjustment is (a) plus (b) where:
.. (a) is $7,000 (the actual amount surrendered that does not exceed the withdrawal benefit payment); and
.. (b) is $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of (1) or (2) where:
  . (1) is $1,000 (the amount of the excess withdrawal); and . (2) is $1,120.48 (the result of ((i) divided by (ii)) multiplied by (iii))
    where:
    . (i) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($1,000);
    . (ii) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($90,000 - $7,000); and

    . (iii) is the remaining withdrawal benefit base after the withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).


FOR LIFE . The amount of the adjustment* is $8,352.94 (the amount of the withdrawal benefit payment plus the excess withdrawal). The new remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

* The amount of the adjustment is (a) plus (b) where
.. (a) is $5,000 (the actual amount surrendered that does not exceed the withdrawal benefit payment); and
.. (b) is $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of (1) or (2) where:
  . (1) is $3,000 (the amount of the excess withdrawal); and . (2) is $3,352.94 (the result of ((i) divided by (ii)) multiplied by (iii))
    where:
    . (i) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($3,000);
    . (ii) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($90,000 - $5,000); and
    . (iii) is the remaining withdrawal benefit base after the withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

WITHDRAWAL BENEFIT PAYMENT CALCULATION (FOR THE NEXT CONTRACT YEAR)
-------------------------------------------------------------------
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary) multiplied by the associated percentage.


INVESTMENT BACK . The new withdrawal benefit payment $98,795.18. x 0.07% = $6,915.66.



FOR LIFE . The new withdrawal benefit payment $96,470.59 x 0.05% = $4,823.53.



EXAMPLE 2 .

In this example, the accumulated value prior to partial surrender is $110,000.

WITHDRAWAL BENEFIT BASE CALCULATION
-----------------------------------
On the contract anniversary following the partial surrender, the withdrawal benefit base is adjusted for any excess withdrawals.


INVESTMENT BACK . The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new withdrawal benefit base is $100,000 - $1,000 = $99,000.


* The amount of the adjustment is the greater of (a) or (b) where:

.. (a) is $1,000 (the amount of the excess withdrawal); and .. (b) is $970.87 (the result of ((1) divided by (2)) multiplied by (3)) where:
  . (1) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($1,000);
  . (2) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($110,000 minus $7,000); and
  . (3) is the withdrawal benefit base prior to the adjustment for the excess amount ($100,000)


FOR LIFE . The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new withdrawal benefit base is $100,000 - $3,000 = $97,000.

* The amount of the adjustment is the greater of (a) or (b) where:
.. (a) is $3,000 (the amount of the excess withdrawal); and .. (b) is $2,857.14 (the result of ((1) divided by (2)) multiplied by (3)) where:
  . (1) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($3,000);

  . (2) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($110,000 minus $5,000); and
  . (3) is the withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

REMAINING WITHDRAWAL BENEFIT BASE CALCULATION
---------------------------------------------
The remaining withdrawal benefit base is adjusted when partial surrenders are made.


INVESTMENT BACK . The amount of the adjustment* is $8,000 (the amount of the withdrawal benefit payment plus the excess withdrawal). The new remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

* The amount of the adjustment is (a) plus (b) where:
.. (a) is $7,000 (the actual amount surrendered that does not exceed the withdrawal benefit payment); and
.. (b) is $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of (1) or (2) where:
  . (1) is $1,000 (the amount of the excess withdrawal); and . (2) is $902.91 (the result of ((i) divided by (ii)) multiplied by (iii))
    where:
    . (i) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($1,000);
    . (ii) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($110,000 - $7,000); and
    . (iii) is the remaining withdrawal benefit base after the withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).


FOR LIFE . The amount of the adjustment* is $8,000 (the amount of the withdrawal benefit payment plus the excess withdrawal). The new remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

* The amount of the adjustment is (a) plus (b) where
.. (a) is $5,000 - the actual amount surrendered that does not exceed the withdrawal benefit payment; and
.. (b) is $3,000 - a proportionate reduction for the excess withdrawal. The amount of the proportionate reduction is the greater of (1) or (2) where:
  . (1) is $3,000 (the amount of the excess withdrawal); and . (2) is $2,714.28 (the result of ((i) divided by (ii)) multiplied by (iii))
    where:
    . (i) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($3,000);
    . (ii) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($110,000 - $5,000); and
    . (iii) is the remaining withdrawal benefit base after the withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

WITHDRAWAL BENEFIT PAYMENT CALCULATION (FOR THE NEXT CONTRACT YEAR)
-------------------------------------------------------------------
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary) multiplied by the associated percentage.


INVESTMENT BACK . The new withdrawal benefit payment is $99,000 x 0.07% =
$6,930.



FOR LIFE . The new withdrawal benefit payment $97,000 x 0.05% = $4,850.





            PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


           PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY/SM// /CONTRACT


                      STATEMENT OF ADDITIONAL INFORMATION



                               DATED MAY 1, 2006


This Statement of Additional Information provides information about the Principal Investment Plus Variable Annuity/sm// / (the "Contract") in addition to the information that is contained in the Contract's Prospectus, dated May 1, 2006.





This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:





                   Principal Investment Plus Variable Annuity
                         The Principal Financial Group
                                 P.O. Box 9382
                           Des Moines Iowa 50306-9382
                           Telephone: 1-800-852-4450

                               TABLE OF CONTENTS



                                                                       Page



General Information and History.........................................3

Independent Registered Public Accounting Firm ...........................3

Principal Underwriter...................................................3

Calculation of Performance Data .........................................3

Taxation Under Certain Retirement Plans.................................9

Financial Statements

 Principal Life Insurance Company Separate Account B
  Report of Independent Registered Public Accounting Firm ...............13
   Financial Statements..................................................16

 Principal Life Insurance Company
  Report of Independent Registered Public Accounting Firm...............131
  Conslidated Financial Statements.....................................132

GENERAL INFORMATION AND HISTORY


Principal Life Insurance Company (the "Company") is the issuer of the Principal Investment Plus Variable Annuity (the "Contract") and serves as custodian of its assets. The Company is a stock life insurance company with its home office at:
Principal Financial Group, Des Moines, Iowa 50392 and is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.


In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, 801 Grand, Des Moines, Iowa, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.


PRINCIPAL UNDERWRITER


Princor Financial Services Corporation ("Princor") is the principal underwriter of the Contract. Princor is a subsidiary of Principal Financial Services, Inc. The Contract's offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. In 2005, Princor received $12,169,228.01 in commissions and retained none.


CALCULATION OF PERFORMANCE DATA


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the Contract without the premium payment credit rider and for the Contract with the premium payment credit rider.


The Contract was not offered prior to January 4, 2005. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.


In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares and do not include the effects of the subsequent class' annual fees and expenses. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.


The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield."

                                YIELD FOR THE PERIOD ENDED DECEMBER 31, 2005
-------------------------------------------------------------------------------
 FOR CONTRACTS:                 7-DAY ANNUALIZED YIELD   7-DAY EFFECTIVE YIELD
 --------------                 ----------------------   ---------------------
-------------------------------------------------------------------------------
 without a surrender charge or
 a purchase payment credit      1.17                    1.17
 rider
-------------------------------------------------------------------------------
 with a surrender charge but
 without a purchase payment     -4.83                   -4.83
 credit rider
-------------------------------------------------------------------------------
 without a surrender charge
 but with a purchase payment    1.23                    1.99
 credit rider
-------------------------------------------------------------------------------



In addition, from time to time, the Separate Account will advertise the "yield" for certain other divisions for the Contract. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a surrender charge which, if included, would reduce the "yield."


Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the premium payment credit rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the premium payment credit rider, the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division's unit value over time. See "Charges and Deductions" in the Prospectus for a discussion of surrender charges.

Following are the hypothetical average annual total returns for the period ending December 31, 2005 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:


                 CONTRACT WITHOUT PURCHASE PAYMENT CREDIT RIDER

                                            WITH SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 AIM V.I. Basic Value   September 10, 2001   -1.67                               3.08
 AIM V.I. SmallCap
 Equity                 August 29, 2003       0.67                              10.22
 AllianceBernstein
 Small Cap Growth       August 15, 1996      -2.17       -0.65                   2.39
 American Century VP
 Inflation Protection   December 31, 2002    -5.85                               1.14
 American Century VP
 Ultra                  May 1, 2001          -5.39                      /       -1.31
 American Century VP
 Vista                  October 5, 2001       0.70                      /        7.12
 Dreyfus IP Technology
 Growth                 August 31, 1999      -3.90      -11.11                  -6.52
 Fidelity VIP
 Contrafund             January 3, 1995       9.10        4.45      10.46       12.73
 Fidelity VIP
 Equity-Income          November 3, 1986     -1.84        1.90       7.10        9.21
 Fidelity VIP Growth    October 31, 1986     -1.90       -5.84       5.71        9.20
 Fidelity VIP Mid Cap   December 28, 1998    10.45       10.15                  18.58
 Fidelity VIP Overseas  January 28, 1987     11.21        1.86       5.62        5.77
 Goldman Sachs VIT
 Structured Small Cap
 Equity                 February 13, 1998    -1.35        7.97                   5.81
 Goldman Sachs VIT Mid
 Cap Value              May 1, 1998           5.33       12.38                   9.25
 Neuberger Berman AMT
 Fasciano               July 12, 2002        -4.48                               8.40
 Neuberger Berman AMT
 High Income Bond       September 15, 2004   -6.15                              -4.46
 Neuberger Berman AMT
 Partners               March 22, 1994       10.48        5.01       8.92        9.98
 Neuberger Berman AMT
 Socially Responsive    February 18, 1999    -0.57        4.06                   4.85
 Principal VCF Asset
 Allocation              June 1, 1994        -1.62        1.19       6.12        6.84
 Principal VCF Bond      December 18, 1987   -4.87        3.95       4.11        6.30
 Principal VCF Capital
 Value                   May 13, 1970        -0.62        1.69       6.34       10.32
 Principal VCF
 Diversified
 International           May 2, 1994         16.16        2.77       7.01        6.67
 Principal VCF Equity
 Growth                  June 1, 1994         0.12       -3.88       6.98        9.46
 Principal VCF Equity
 Income                  May 1, 1998          1.22       -3.72          /        2.02
 Principal VCF Equity
 Value                  August 30, 2004      -3.60                               5.55
 Principal VCF
 Government & High
 Quality Bond            April 9, 1987       -5.35        2.80       4.23        5.91
 Principal VCF Growth    May 2, 1994          4.61       -6.00       2.67        4.59
 Principal VCF
 International
 Emerging Markets        October 24, 2000    26.53       16.56                  14.53
 Principal VCF
 International
 SmallCap                May 1, 1998         21.42        9.24          /       11.83
 Principal VCF
 LargeCap Blend          May 1, 2002         -2.66           /                   2.90
 Principal VCF
 LargeCap Stock Index    May 3, 1999         -2.92       -1.82                  -1.47
 Principal VCF
 LargeCap Value          May 1, 2002         -1.97                               5.24
 Principal VCF MidCap    December 18, 1987    1.75        6.55      10.15       12.66
 Principal VCF MidCap
 Growth                  May 1, 1998          6.21       -0.16                   1.73
 Principal VCF MidCap
 Value                   May 3, 1999          3.08        8.28          /       12.16
 Principal VCF Money
 Market                  March 18, 1983      -4.71       -0.04       2.21        1.76
 Principal VCF
 Principal LifeTime
 2010                   August 30, 2004      -1.71                               5.51
 Principal VCF
 Principal LifeTime
 2020                   August 30, 2004      -0.65                               7.36
 Principal VCF
 Principal LifeTime
 2030                   August 30, 2004      -0.66                               7.33
 Principal VCF
 Principal LifeTime
 2040                   August 30, 2004      -0.16                               8.65
 Principal VCF
 Principal LifeTime
 2050                   August 30, 2004       0.13                               8.85
 Principal VCF
 Principal LifeTime
 Strategic Income       August 30, 2004      -2.44                               3.66
 Principal VCF Real
 Estate Securities       May 1, 1998          8.32       18.58                  13.71
 Principal VCF
 Short-Term Bond         May 1, 2003         -5.56                              -1.82
 Principal VCF
 SmallCap Growth         May 1, 1998         -0.75      -10.89                  -0.07
 Principal VCF
 SmallCap Value          May 1, 1998         -1.20       11.89                  10.83
 T. Rowe Price Blue
 Chip Growth            December 29, 2000    -1.77       -2.77                  -2.54
 T. Rowe Price Heath
 Sciences               December 29, 2000     5.64        1.08                   1.27




                 CONTRACT WITHOUT PURCHASE PAYMENT CREDIT RIDER

                                           WITHOUT SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 AIM V.I. Basic Value   September 10, 2001    4.33                               3.70
 AIM V.I. SmallCap
 Equity                 August 29, 2003       6.67                              12.07
 AllianceBernstein
 Small Cap Growth       August 15, 1996       3.83       -0.05                   2.39
 American Century VP
 Inflation Protection   December 31, 2002     0.15                               2.75
 American Century VP
 Ultra                  May 1, 2001           0.61                      /       -0.65
 American Century VP
 Vista                  October 5, 2001       6.70                      /        7.68
 Dreyfus IP Technology
 Growth                 August 31, 1999       2.10      -10.16                  -6.52
 Fidelity VIP
 Contrafund             January 3, 1995      15.10        4.95      10.46       12.73
 Fidelity VIP
 Equity-Income          November 3, 1986      4.16        2.45       7.10        9.21
 Fidelity VIP Growth    October 31, 1986      4.10       -5.09       5.71        9.20
 Fidelity VIP Mid Cap   December 28, 1998    16.45       10.55          /       18.58
 Fidelity VIP Overseas  January 28, 1987     17.21        2.41       5.62        5.77
 Goldman Sachs VIT
 Structured Small Cap
 Equity                 February 13, 1998     4.65        8.41                   5.81
 Goldman Sachs VIT Mid
 Cap Value              May 1, 1998          11.33       12.75                   9.25
 Neuberger Berman AMT
 Fasciano               July 12, 2002         1.52                               9.34
 Neuberger Berman AMT
 High Income Bond       September 15, 2004   -0.15                               0.21
 Neuberger Berman AMT
 Partners               March 22, 1994       16.48        5.50       8.92        9.98
 Neuberger Berman AMT
 Socially Responsive    February 18, 1999     5.43        4.57                   4.85
 Principal VCF Asset
 Allocation              June 1, 1994         4.38        1.76       6.12        6.84
 Principal VCF Bond      December 18, 1987    1.13        4.46       4.11        6.30
 Principal VCF Capital
 Value                   May 13, 1970         5.38        2.24       6.34       10.32
 Principal VCF
 Diversified
 International           May 2, 1994         22.16        3.31       7.01        6.67
 Principal VCF Equity
 Growth                  June 1, 1994         6.12       -3.19       6.98        9.46
 Principal VCF Equity
 Income                  May 1, 1998          7.22       -3.03                   2.02
 Principal VCF Equity
 Value                  August 30, 2004       2.40                               9.93
 Principal VCF
 Government & High
 Quality Bond            April 9, 1987        0.65        3.33       4.23        5.91
 Principal VCF Growth    May 2, 1994         10.61       -5.25       2.67        4.59
 Principal VCF
 International
 Emerging Markets        October 24, 2000    32.53       16.89                  14.74
 Principal VCF
 International
 SmallCap                May 1, 1998         27.42        9.66                  11.83
 Principal VCF
 LargeCap Blend          May 1, 2002          3.34                               3.90
 Principal VCF
 LargeCap Stock Index    May 3, 1999          3.08       -1.19                  -1.47
 Principal VCF
 LargeCap Value          May 1, 2002          4.03                               6.18
 Principal VCF MidCap    December 18, 1987    7.75        7.01      10.15       12.66
 Principal VCF MidCap
 Growth                  May 1, 1998         12.21        0.44                   1.73
 Principal VCF MidCap
 Value                   May 3, 1999          9.08        8.71                  12.16
 Principal VCF Money
 Market                  March 18, 1983       1.29        0.56       2.21        1.76
 Principal VCF
 Principal Lifetime
 2010                   August 30, 2004       4.29                               9.89
 Principal VCF
 Principal Lifetime
 2020                   August 30, 2004       5.35                              11.71
 Principal VCF
 Principal Lifetime
 2030                   August 30, 2004       5.34                              11.68
 Principal VCF
 Principal Lifetime
 2040                   August 30, 2004       5.84                              12.98
 Principal VCF
 Principal Lifetime
 2050                   August 30, 2004       6.13                              13.18
 Principal VCF
 Principal Lifetime
 Strategic Income       August 30, 2004       3.56                               8.07
 Principal VCF Real
 Estate Securities       May 1, 1998         14.32       18.88                  13.71
 Principal VCF
 Short-Term Bond         May 1, 2003          0.44                               0.08
 Principal VCF
 SmallCap Growth         May 1, 1998          5.25       -9.96                  -0.07
 Principal VCF
 SmallCap Value          May 1, 1998          4.80       12.27                  10.83
 T. Rowe Price Blue
 Chip Growth            December 29, 2000     4.23       -2.11                  -2.11
 T. Rowe Price Heath
 Sciences               December 29, 2000    11.64        1.65                   1.65

                  CONTRACT WITH PURCHASE PAYMENT CREDIT RIDER

                                            WITH SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 AIM V.I. Basic Value   September 10, 2001   -4.30                               2.23
 AIM V.I. SmallCap
 Equity                 August 29, 2003      -1.96                               9.15
 AllianceBernstein
 Small Cap Growth       August 15, 1996      -4.79       -1.48                   1.77
 American Century VP
 Inflation Protection   December 31, 2002    -8.45                               0.18
 American Century VP
 Ultra                  May 1, 2001          -7.99                              -2.16
 American Century VP
 Vista                  October 5, 2001      -1.94                               6.27
 Dreyfus IP Technology
 Growth                 August 31, 1999      -6.51      -12.00                  -7.55
 Fidelity VIP
 Contrafund             January 3, 1995       6.42        3.64      9.79        12.06
 Fidelity VIP
 Equity-Income          November 3, 1986     -4.46        1.08      6.46         8.55
 Fidelity VIP Growth    October 31, 1986     -4.53       -6.70      5.07         8.54
 Fidelity VIP Mid Cap   December 28, 1998     7.76        9.34                  17.81
 Fidelity VIP Overseas  January 28, 1987      8.51        1.04      4.99         5.14
 Goldman Sachs VIT
 Structured Small Cap
 Equity                 February 13, 1998    -3.97        7.16                   5.18
 Goldman Sachs VIT Mid
 Cap Value              May 1, 1998           2.66       11.57                   8.52
 Neuberger Berman AMT
 Fasciano               July 12, 2002        -7.08                               7.50
 Neuberger Berman High
 Income Bond            September 15, 2004   -8.75                              -5.85
 Neuberger Berman AMT
 Partners               March 22, 1994        7.79        4.20      8.27         9.32
 Neuberger Berman AMT
 Socially Responsive    February 18, 1999    -3.20        3.24                   3.99
 Principal VCF Asset
 Allocation              June 1, 1994        -4.25        0.37      5.48         6.20
 Principal VCF Bond      December 18, 1987   -7.47        3.13      3.48         5.66
 Principal VCF Capital
 Value                   May 13, 1970        -3.25        0.87      5.70         9.66
 Principal VCF
 Diversified
 International           May 2, 1994         13.43        1.95      6.36         6.03
 Principal VCF Equity
 Growth                  June 1, 1994        -2.51       -4.72      6.34         8.80
 Principal VCF Equity
 Income                  May 1, 1998         -1.42       -4.56                   1.29
 Principal VCF Equity
 Value                  August 30, 2004      -6.22                               4.15
 Principal VCF
 Government & High
 Quality Bond            April 9, 1987       -7.95        1.98      3.60         5.28
 Principal VCF Growth    May 2, 1994          1.95       -6.86      2.06         3.97
 Principal VCF
 International
 Emerging Markets        October 24, 2000    23.74       15.74                  13.72
 Principal VCF
 International
 SmallCap                May 1, 1998         18.66        8.43                  11.10
 Principal VCF
 LargeCap Blend          May 1, 2002         -5.28                               2.00
 Principal VCF
 LargeCap Stock Index    May 3, 1999         -5.54       -2.66                  -2.41
 Principal VCF
 LargeCap Value          May 1, 2002         -4.59                               4.35
 Principal VCF MidCap    December 18, 1987   -0.89        5.73      9.49        11.98
 Principal VCF MidCap
 Growth                  May 1, 1998          3.54       -0.98                   0.99
 Principal VCF MidCap
 Value                   May 3, 1999          0.43        7.47                  11.32
 Principal VCF Money
 Market                  March 18, 1983      -7.31       -0.86      1.60         1.15
 Principal VCF
 Principal Lifetime
 2010                   August 30, 2004      -4.33                               4.11
 Principal VCF
 Principal Lifetime
 2020                   August 30, 2004      -3.28                               5.95
 Principal VCF
 Principal Lifetime
 2030                   August 30, 2004      -3.29                               5.92
 Principal VCF
 Principal Lifetime
 2040                   August 30, 2004      -2.79                               7.23
 Principal VCF
 Principal Lifetime
 2050                   August 30, 2004      -2.50                               7.43
 Principal VCF
 Principal Lifetime
 Strategic Income       August 30, 2004      -5.06                               2.27
 Principal VCF Real
 Estate Securities       May 1, 1998          5.64       17.76                  12.97
 Principal VCF
 Short-Term Bond         May 1, 2003         -8.16                              -2.83
 Principal VCF
 SmallCap Growth         May 1, 1998         -3.38      -11.78                  -0.81
 Principal VCF
 SmallCap Value          May 1, 1998         -3.82       11.08                  10.10
 T. Rowe Price Blue
 Chip Growth            December 29, 2000    -4.39       -3.60                  -3.37
 T. Rowe Price Heath
 Sciences               December 29, 2000     2.98        0.26                   0.46

                   CONTRACT WITH PURCHASE PAYMENT CREDIT RIDER

                                           WITHOUT SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 AIM V.I. Basic Value   September 10, 2001    3.70                               3.08
 AIM V.I. SmallCap
 Equity                 August 29, 2003       6.04                              11.40
 AllianceBernstein
 Small Cap Growth       August 15, 1996       3.21       -0.65                   1.77
 American Century VP
 Inflation Protection   December 31, 2002    -0.45                               2.13
 American Century VP
 Ultra                  May 1, 2001           0.01                              -1.24
 American Century VP
 Vista                  October 5, 2001       6.06                               7.03
 Dreyfus IP Technology
 Growth                 August 31, 1999       1.49      -10.71                  -7.08
 Fidelity VIP
 Contrafund             January 3, 1995      14.42        4.32      9.79        12.06
 Fidelity VIP
 Equity-Income          November 3, 1986      3.54        1.84      6.46         8.55
 Fidelity VIP Growth    October 31, 1986      3.47       -5.66      5.07         8.54
 Fidelity VIP Mid Cap   December 28, 1998    15.76        9.89                  17.87
 Fidelity VIP Overseas  January 28, 1987     16.51        1.80      4.99         5.14
 Goldman Sachs VIT
 Structured Small Cap
 Equity                 February 13, 1998     4.03        7.76                   5.18
 Goldman Sachs VIT Mid
 Cap Value              May 1, 1998          10.66       12.08                   8.60
 Neuberger Berman AMT
 Fasciano               July 12, 2002         0.92                               8.68
 Neuberger Berman High
 Income Bond            September 15, 2004   -0.75                              -0.39
 Neuberger Berman AMT
 Partners               March 22, 1994       15.79        4.87      8.27         9.32
 Neuberger Berman AMT
 Socially Responsive    February 18, 1999     4.80        3.94                   4.22
 Principal VCF Asset
 Allocation              June 1, 1994         3.75        1.14      5.48         6.20
 Principal VCF Bond      December 18, 1987    0.53        3.83      3.48         5.66
 Principal VCF Capital
 Value                   May 13, 1970         4.75        1.63      5.70         9.66
 Principal VCF
 Diversified
 International           May 2, 1994         21.43        2.68      6.36         6.03
 Principal VCF Equity
 Growth                  June 1, 1994         5.49       -3.77      6.34         8.80
 Principal VCF Equity
 Income                  May 1, 1998          6.58       -3.61                   1.41
 Principal VCF Equity
 Value                  August 30, 2004       1.78                               9.27
 Principal VCF
 Government & High
 Quality Bond            April 9, 1987        0.05        2.71      3.60         5.28
 Principal VCF Growth    May 2, 1994          9.95       -5.82      2.06         3.97
 Principal VCF
 International
 Emerging Markets        October 24, 2000    31.74       16.19                  14.06
 Principal VCF
 International
 SmallCap                May 1, 1998         26.66        9.00                  11.16
 Principal VCF
 LargeCap Blend          May 1, 2002          2.72                               3.27
 Principal VCF
 LargeCap Stock Index    May 3, 1999          2.46       -1.78                  -2.06
 Principal VCF
 LargeCap Value          May 1, 2002          3.41                               5.55
 Principal VCF MidCap    December 18, 1987    7.11        6.37      9.49        11.98
 Principal VCF MidCap
 Growth                  May 1, 1998         11.54       -0.16                   1.11
 Principal VCF MidCap
 Value                   May 3, 1999          8.43        8.06                  11.49
 Principal VCF Money
 Market                  March 18, 1983       0.69       -0.05      1.60         1.15
 Principal VCF
 Principal Lifetime
 2010                   August 30, 2004       3.67                               9.23
 Principal VCF
 Principal Lifetime
 2020                   August 30, 2004       4.72                              11.04
 Principal VCF
 Principal Lifetime
 2030                   August 30, 2004       4.71                              11.01
 Principal VCF
 Principal Lifetime
 2040                   August 30, 2004       5.21                              12.31
 Principal VCF
 Principal Lifetime
 2050                   August 30, 2004       5.50                              12.50
 Principal VCF
 Principal Lifetime
 Strategic Income       August 30, 2004       2.94                               7.42
 Principal VCF Real
 Estate Securities       May 1, 1998         13.64       18.17                  13.03
 Principal VCF
 Short-Term Bond         May 1, 2003         -0.16                              -0.52
 Principal VCF
 SmallCap Growth         May 1, 1998          4.62      -10.50                  -0.67
 Principal VCF
 SmallCap Value          May 1, 1998          4.18       11.60                  10.17
 T. Rowe Price Blue
 Chip Growth            December 29, 2000     3.61       -2.69                  -2.69
 T. Rowe Price Heath
 Sciences               December 29, 2000    10.98        1.04                   1.04

TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement
--------------
annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.

Individuals age 50 or over are also permitted to make additional "catch-up" contributions. The additional contribution is $500 for 2004 and 2005 and $1,000 in 2006 and beyond.


Such individuals may establish a traditional IRA for a non-working spouse. The annual contribution for both spouses' contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse's compensation. No more than the individual IRA limit may be contributed to either spouse's IRA for any year.

              IRA - MAXIMUM ANNUAL CONTRIBUTION
  ----------------------------------------------------------
     YEAR      INDIVIDUAL IRA    INDIVIDUAL IRA + SPOUSAL IRA
     ----      --------------    ----------------------------
     2004          $3,000                  $ 6,000
     2005          $4,000                  $ 8,000
     2006          $4,000                  $ 8,000
     2007          $4,000                  $ 8,000
     2008          $5,000                  $10,000



Starting in 2009, limits are indexed for cost-of-living.


Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.


For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Adjusted Gross Income is between $150,000 and $160,000.

                         DEDUCTIBILITY OF TRADITIONAL IRA CONTRIBUTIONS FOR ACTIVE PARTICIPANTS
  -----------------------------------------------------------------------------------------------------------------
                   MARRIED INDIVIDUALS (FILING JOINTLY)                                 SINGLE INDIVIDUAL
  -----------------------------------------------------------------------  ----------------------------------------
                                 LIMITED                    NO                                LIMITED           NO
           YEAR                 DEDUCTION               DEDUCTION               YEAR         DEDUCTION      DEDUCTION
           ----                 ---------               ---------               ----         ---------      ---------
           2004                  $65,000                 $ 75,000               2004          $45,000        $55,000
                                                                                2005
           2005                  $70,000                 $ 80,000            and beyond       $50,000        $60,000
           2006                  $75,000                 $ 85,000
      2007 and beyond            $80,000                 $100,000



An individual may make non-deductible IRA contributions to the extent of the excess of:

1) The lesser of maximum annual contribution or 100% of compensation, over

2) The IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter.


Taxation of Distributions. Distributions from IRA Contracts are taxed as
--------------------------
ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 591/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner's death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner's designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses.


Required Distributions. Generally, distributions from IRA Contracts must
-----------------------
commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 701/2, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.


Tax-Free Rollovers. The Internal Revenue Code (the "Code") permits the taxable
-------------------
portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax-deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.


SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type
--------------
of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the amounts in the chart below.

                    SIMPLIFIED EMPLOYEE PENSION PLAN (SEP)
  ---------------------------------------------------------------------------
        YEAR                       EMPLOYER ANNUAL CONTRIBUTION
        ----                       ----------------------------
   2002              Lesser of 15% of the employee's compensation or $30,000.
   2003 and beyond   Indexed for cost-of-living.



Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.


These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as "catch-up contributions".


No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.


Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

         SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR-SEP)
  --------------------------------------------------------------------------
        YEAR             ELECTIVE DEFERRAL           CATCH-UP CONTRIBUTION
        ----             -----------------           ---------------------
        2004                  $13,000                       $3,000
        2005                  $14,000                       $4,000
        2006                  $15,000                       $5,000

   2007 and beyond  Indexed for cost-of-living.   Indexed for cost-of-living.



Taxation of Distributions. Generally, distribution payments from SEPs and
--------------------------
SAR/SEPs are subject to the same distribution rules described above for IRAs.


Required Distributions. SEPs and SAR/SEPs are subject to the same minimum
-----------------------
required distribution rules described above for IRAs.

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and
-------------------
from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type
--------------
of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as "catch-up contributions".


Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $7,000 limit in 2002) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, an individual under age 50 who defers the maximum of $7,000 to a SIMPLE IRA of one employer and participates in a 401(k) plan of another employer would be limited to an elective deferral of $4,000 in 2002 ($11,000 - $7,000) to the 401(k) plan.


The employer generally must match either 100% of the employee's elective deferral, up to 3% of the employee's compensation or fixed nonelective contributions of 2% of compensation.

                              SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA)
  ---------------------------------------------------------------------------------------------------------------
        YEAR             ELECTIVE DEFERRAL          CATCH-UP CONTRIBUTION      OVERALL LIMIT ON ELECTIVE DEFERRALS
        ----             -----------------          ---------------------      -----------------------------------
        2004                  $9,000                       $1,500                            $13,000
        2005                  $10,000                      $2,000                            $14,000
        2006        Indexed for cost-of-living.            $2,500                            $15,000
   2007 and beyond                               Indexed for cost-of-living.       Indexed for cost-of-living.



Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are
--------------------------
subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee's first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.


Required Distributions. SIMPLE IRAs are subject to the same minimum required
-----------------------
distribution rules described above for IRAs.


Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same
-------------------
manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee's first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a
-------------
Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Individuals age 50 or over are also permitted to make additional "catch-up" contributions. The additional contribution is $500 for 2004 and 2005 and $1,000 in 2006 and beyond.

       ROTH IRA - MAXIMUM ANNUAL CONTRIBUTION
  ------------------------------------------------
  YEAR  INDIVIDUAL ROTH IRA   CATCH-UP CONTRIBUTION
  ----  -------------------   ---------------------
  2004        $3,000                 $  500
  2005        $4,000                 $  500
  2006        $4,000                 $1,000
  2007        $4,000                 $1,000
  2008        $5,000                 $1,000

Starting in 2009, individual Roth IRA limits are indexed for cost-of-living.


The maximum contribution is phased out for single taxpayers with adjusted gross income between $95,000 and $110,000 and for joint filers with adjusted gross income between $150,000 and $160,000 (see chart below).


If taxable income is recognized on the traditional IRA, and IRA owner (with adjusted gross income of less than $100,000) may convert a traditional IRA into a Roth IRA. If the conversion is made in 1999, IRA income recognized may be spread over four years. Otherwise, all IRA income will need to be recognized in the year of conversion. No IRS 10% tax penalty will apply to the conversion.

            MODIFIED ADJUSTED GROSS INCOME
  ------------------------------------------------------------------------------------------------------------------------
          SINGLE             MARRIED FILING JOINT       ROTH IRA CONTRIBUTION
          ------             --------------------       ---------------------
      $95,000 or less          $150,000 or less           Full Contribution
    $95,000 - $110,000       $150,000 - $160,0000       Partial Contribution*
      $110,000 & over           $160,000 & over            No Contribution

  *Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.


A person whose filing status is "married, filing separately" may not make a full Roth IRA contribution, unless the couple are separated and have been living apart for the entire year. Only a partial contribution is allowed if the Modified Adjusted Gross Income is less than $10,000.


Taxation of Distribution. Qualified distributions are received income-tax free
-------------------------
by the Roth IRA owner, or beneficiary in case of the Roth IRA owner's death. A qualified distribution is any distribution made after five years if the IRA owner is over age 591/2, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.


FINANCIAL STATEMENTS






             Report of Independent Registered Public Accounting Firm

Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Separate Account B [comprised of the AIM V.I. Basic Value Series 1, AIM V.I. Core Equity Series I, AIM V.I. Dynamics Series I, AIM V.I. Global Health Care (formerly AIM V.I. Health Sciences Series I), AIM V.I. Growth Series I, AIM V.I. Premier Equity Series I, AIM V.I. Small Cap Equity Series I, AIM V.I. Small Company Growth Series I, AIM V.I. Technology Series I, Alliance Bernstein Small Cap Growth, American Century VP Income & Growth Class I, American Century VP Inflation Protection Class II, American Century VP Ultra Class I, American Century VP Ultra Class II, American Century VP Value Class II, American Century VP Vista Class I, Asset Allocation, Balanced, Bond, Capital Value, Diversified International (formerly
International), Dreyfus IP Founders Discovery Initial Shares, Dreyfus IP Technology Service Class, Equity Growth, Equity Income, Equity Value, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Overseas Service Class 2, Fidelity VIP II Contrafund Service Class, Fidelity VIP II Contrafund Service Class 2, Fidelity VIP III Mid Cap Service Class 2, Goldman Sachs CORE Small Cap Equity Fund Service Class I, Goldman Sachs Mid Cap Value Fund Service Class I, Government & High Quality Bond (formerly Government Securities), Growth, International Emerging Markets, International SmallCap, Janus Aspen Mid Cap Growth Service Shares, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, MidCap, MidCap Growth, MidCap Value, Money Market, Neuberger Berman AMT Fasciano S Class, Neuberger Berman AMT High Income Bond S Class, Neuberger Berman AMT Partners, Neuberger Berman AMT Socially Responsive I Class, Principal LifeTime Strategic Income, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Real Estate Securities, Short-Term Bond (formerly Limited Term
Bond), SmallCap, SmallCap Growth, SmallCap Value, T. Rowe Price Blue Chip Growth II, T. Rowe Price Health Science, and Templeton Growth Securities Class 2 Divisions] as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 2005, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.
                                                      ey
Des Moines, Iowa
March 13, 2006

0508-0671124                                                             0

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Assets and Liabilities

                               December 31, 2005







>

                                                                           AIM V.I.          AIM V.I.
                                                                          Basic Value      Core Equity
                                                                           Series I          Series I
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
 Investments in shares of mutual funds, at market                             $154,174      $33,286,796

 Liabilities                                                                         -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
 Net assets                                                                   $154,174      $33,286,796
                                                                       ====================================
                                                                       ====================================

Net Assets
 Accumulation units:
    Bankers Flexible Annuity                                             $           -  $                -
    Pension Builder Plus                                                             -                -
    Pension Builder Plus - Rollover IRA                                              -                -
    Personal Variable                                                                -                -
    Premier Variable                                                                 -                -
    Principal Freedom Variable Annuity                                               -                -
    The Principal Variable Annuity                                                   -       26,404,776
    The Principal Variable Annuity With Purchase Payment Credit Rider                -        6,882,020
    Principal Investment Plus Variable Annuity                                  57,337                -
    Principal Investment Plus Variable Annuity With Purchase Rider              96,837                -
 Contracts in annuitization period:
    Bankers Flexible Annuity                                                         -                -
    Pension Builder Plus - Rollover IRA                                              -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
 Total net assets                                                             $154,174      $33,286,796
                                                                       ====================================
                                                                       ====================================

 Investments in shares of mutual funds, at cost                               $150,248      $37,159,257
 Shares of mutual fund owned                                                    12,464        1,419,480

 Accumulation units outstanding:
    Bankers Flexible Annuity                                                         -                -
    Pension Builder Plus                                                             -                -
    Pension Builder Plus - Rollover IRA                                              -                -
    Personal Variable                                                                -                -
    Premier Variable                                                                 -                -
    Principal Freedom Variable Annuity                                               -                -
    The Principal Variable Annuity                                                   -        2,959,747
    The Principal Variable Annuity With Purchase Payment Credit Rider                -          795,406
    Principal Investment Plus Variable Annuity                                   4,887                -
    Principal Investment Plus Variable Annuity With Purchase Rider               8,321                -
 Accumulation unit value:
    Bankers Flexible Annuity                                             $           -  $                -
    Pension Builder Plus                                                             -                -
    Pension Builder Plus - Rollover IRA                                              -                -
    Personal Variable                                                                -                -
    Premier Variable                                                                 -                -
    Principal Freedom Variable Annuity                                               -                -
    The Principal Variable Annuity                                                   -             8.92
    The Principal Variable Annuity With Purchase Payment Credit Rider                -             8.65
    Principal Investment Plus Variable Annuity                                   11.73                -
    Principal Investment Plus Variable Annuity With Purchase Rider               11.64                -

 Annuitized units outstanding:
    Bankers Flexible Annuity                                                         -                -
    Pension Builder Plus - Rollover IRA                                              -                -
 Annuitized unit value:
    Bankers Flexible Annuity                                              $          -  $                -
    Pension Builder Plus - Rollover IRA                                              -                -

See accompanying notes.











                                                                                              AIM V.I.
                                                          AIM V.I.          AIM V.I.           Small
     AIM V.I.          AIM V.I.          AIM V.I.          Premier         Small Cap          Company
     Dynamics           Global            Growth           Equity            Equity            Growth
     Series I        Health Care         Series I         Series I          Series I          Series I
     Division          Division          Division         Division          Division          Division
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

     $2,558,055       $14,275,760      $17,386,992        $30,497,113         $159,866        $3,943,379

              -                 -                -                  -                -                 -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     $2,558,055       $14,275,760      $17,386,992        $30,497,113         $159,866        $3,943,379
============================================================================================================
============================================================================================================



                                   -                                                                    -
 $              - $                 $                -$             -    $           -   $
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
      1,464,567         8,839,864       14,989,395         23,752,771                -         2,668,471
      1,093,488         5,435,896        2,397,597          6,744,342                -         1,274,908
              -                 -                -                  -           74,896                 -
              -                 -                -                  -           84,970                 -

              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     $2,558,055       $14,275,760      $17,386,992        $30,497,113         $159,866        $3,943,379
============================================================================================================
============================================================================================================

     $2,014,943       $11,678,572      $26,974,214        $35,774,709         $153,456        $3,221,247
        173,193           698,423        1,007,942          1,366,358           11,877           243,268


              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
        163,682           837,104        2,379,850          3,046,343                -           301,737
        125,649           529,236          392,506            891,874                -           148,216
              -                 -                -                  -            6,113                 -
              -                 -                -                  -            6,992                 -

                                   -                                                                    -
 $              - $                 $                -$             -    $           -   $
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
           8.95             10.56             6.30               7.80                -              8.84
           8.70             10.27             6.11               7.56                -              8.60
              -                 -                -                  -            12.25                 -
              -                 -                -                  -            12.15                 -


              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -

                                   -                                                                    -
$              -  $                 $                -$             -    $           -   $
              -                 -                -                  -                -                 -

                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005



                                                                                             Alliance
                                                                            AIM V.I.         Bernstein
                                                                           Technology        Small Cap
                                                                            Series I          Growth
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $6,245,192          $271,070

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $6,245,192          $271,070
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $              -    $           -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                            3,904,927                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider         2,340,265                 -
   Principal Investment Plus Variable Annuity                                        -           222,864
   Principal Investment Plus Variable Annuity With Purchase Rider                    -            48,206
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $6,245,192          $271,070
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $5,535,467          $254,780
Shares of mutual fund owned                                                    492,135            22,110

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                              703,257                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider           433,332                 -
   Principal Investment Plus Variable Annuity                                        -            17,677
   Principal Investment Plus Variable Annuity With Purchase Rider                    -             3,855
Accumulation unit value:
   Bankers Flexible Annuity                                            $              -    $           -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                 5.55                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider              5.40                 -
   Principal Investment Plus Variable Annuity                                        -             12.61
   Principal Investment Plus Variable Annuity With Purchase Rider                    -             12.50

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
Annuitized unit value:
   Bankers Flexible Annuity                                            $              -    $           -
   Pension Builder Plus - Rollover IRA                                               -                 -
See accompanying notes.






     American           American
    Century VP         Century VP         American          American          American          American
     Income &          Inflation         Century VP        Century VP        Century VP        Century VP
      Growth           Protection          Ultra             Ultra             Value              Vista
      Class I           Class II          Class I           Class II          Class II           Class I
     Division           Division          Division          Division          Division          Division
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

     $35,268,524        $18,214,165       $10,612,172       $15,535,665       $41,721,937          $313,261

               -                  -                 -                 -                 -                 -
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     $35,268,524        $18,214,165       $10,612,172       $15,535,665       $41,721,937          $313,261
===============================================================================================================
===============================================================================================================



$                - $                -$                -$                -$                -   $           -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
       6,049,400                  -                 -                 -                 -                 -
      19,131,884                  -         6,956,223                 -        27,580,849                 -
      10,087,240                  -         3,655,949                 -        14,141,088                 -
               -         12,535,352                 -        10,293,360                 -           213,330
               -          5,678,813                 -         5,242,305                 -            99,931

               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     $35,268,524        $18,214,165       $10,612,172       $15,535,665       $41,721,937          $313,261
===============================================================================================================
===============================================================================================================

     $29,393,469        $18,421,877      $  9,123,091       $15,037,692       $39,033,594          $299,744
       4,696,208          1,775,260         1,022,367         1,503,937         5,094,254            21,619


               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
         567,304                  -                 -                 -                 -                 -
       1,819,486                  -           734,704                 -         2,208,368                 -
         986,300                  -           396,996                 -         1,157,152                 -
               -          1,226,920                 -           911,185                 -            17,087
               -            560,382                 -           467,863                 -             8,070

$                - $                -$                -$                -$                -   $           -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
           10.66                  -                 -                 -                 -                 -
           10.51                  -              9.47                 -             12.49                 -
           10.23                  -              9.21                 -             12.22                 -
               -              10.22                 -             11.30                 -             12.48
               -              10.13                 -             11.20                 -             12.38


               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -

$                - $                -$                -$                -$               -    $           -
               -                  -                 -                 -                 -                 -





0508-0671124                                          0

                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005




                                                                             Asset
                                                                           Allocation        Balanced
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $84,245,177       $98,501,482

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $84,245,177       $98,501,482
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                -$
                                                                                                       -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -           925,091
   Premier Variable                                                            128,956         4,739,863
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                           69,235,794        78,427,267
   The Principal Variable Annuity With Purchase Payment Credit Rider        12,786,437        14,409,261
   Principal Investment Plus Variable Annuity                                1,561,287                 -
   Principal Investment Plus Variable Annuity With Purchase Rider              532,703                 -
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $84,245,177       $98,501,482
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $77,662,556       $95,796,140
Shares of mutual fund owned                                                  6,591,954         6,597,554

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -           472,522
   Premier Variable                                                            108,323         2,361,925
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                            3,194,374         4,194,635
   The Principal Variable Annuity With Purchase Payment Credit Rider           608,273           794,626
   Principal Investment Plus Variable Annuity                                   72,034                 -
   Principal Investment Plus Variable Annuity With Purchase Rider               25,342                 -
Accumulation unit value:
   Bankers Flexible Annuity                                            $                -$               -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -              1.96
   Premier Variable                                                               1.19              2.01
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                21.67             18.70
   The Principal Variable Annuity With Purchase Payment Credit Rider             21.02             18.13
   Principal Investment Plus Variable Annuity                                    21.67                 -
   Principal Investment Plus Variable Annuity With Purchase Rider                21.02                 -

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
Annuitized unit value:
   Bankers Flexible Annuity                                            $               - $              -
   Pension Builder Plus - Rollover IRA                                               -                 -
See accompanying notes.












                                                         Dreyfus IP
                                                          Founders        Dreyfus IP
                       Capital         Diversified       Discovery        Technology          Equity
       Bond             Value         International    Initial Shares    Service Class        Growth
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   $280,484,495      $198,489,944      $228,177,303      $15,815,474          $159,442     $195,218,225

              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $280,484,495      $198,489,944      $228,177,303      $15,815,474          $159,442     $195,218,225
===========================================================================================================
===========================================================================================================



$                  $    2,182,827   $                $                - $            -  $
              -                                   -                                                   -
              -         2,811,973                 -                -                 -                -
              -           325,572                 -                -                 -                -
        387,155         1,346,166           709,783                -                 -                -
      3,800,609        13,518,413         6,207,002                -                 -           65,278
     14,297,498         5,887,556         5,945,830                -                 -                -
    174,176,817       147,559,375       166,120,432       10,046,581                 -      171,265,913
     61,100,753        21,784,151        43,919,294        5,768,893                 -       22,236,772
     18,299,127         2,078,816         3,949,871                -           119,525        1,152,793
      8,422,536           756,012         1,325,091                -            39,917          497,469

              -            10,040                 -                -                 -                -
              -           229,043                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $280,484,495      $198,489,944      $228,177,303      $15,815,474          $159,442     $195,218,225
===========================================================================================================
===========================================================================================================

   $275,298,569      $176,720,373      $167,442,390      $13,711,962          $153,917     $199,192,405
     23,296,054         5,738,362        13,557,771        1,615,472            17,875       11,330,135


              -            61,299                 -                -                 -                -
              -           454,437                 -                -                 -                -
              -            45,846                 -                -                 -                -
        196,347           454,107           309,741                -                 -                -
      1,880,607         4,427,864         2,643,120                -                 -           65,193
      1,077,701           571,723           463,777                -                 -                -
      9,516,400         5,949,193         7,756,625        1,199,257                 -        5,979,989
      3,442,065           905,576         2,114,467          708,005                 -          800,573
        999,804            83,813           184,431                -            10,086           40,252
        474,480            31,428            63,796                -             3,396           17,910

$                 $           35.61 $                $                -  $           -  $
              -                                   -                                                   -
              -              6.19                 -                -                 -                -
              -              7.10                 -                -                 -                -
           1.97              2.96              2.29                -                 -                -
           2.02              3.05              2.35                -                 -             1.00
          13.27             10.30             12.82                -                 -                -
          18.30             24.80             21.42             8.38                 -            28.64
          17.75             24.06             20.77             8.15                 -            27.78
          18.30             24.80             21.42                -             11.85            28.64
          17.75             24.06             20.77                -             11.75            27.78


              -               282                 -                -                 -                -
              -            32,253                 -                -                 -                -

$                 $           35.60 $                $               -    $          -  $
              -                                   -                                                   -
              -              7.10                 -                -                 -                -


                                19 0508-0671124
                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005




                                                                             Equity           Equity
                                                                             Income            Value
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $83,133,071        $1,511,000

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $83,133,071        $1,511,000
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                -$              -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                             78,617                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                           37,552,292                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider        12,142,073                 -
   Principal Investment Plus Variable Annuity                               22,999,655         1,046,975
   Principal Investment Plus Variable Annuity With Purchase Rider           10,360,434           464,025
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $83,133,071        $1,511,000
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $80,276,020        $1,526,158
Shares of mutual fund owned                                                  8,500,314           136,742

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                             78,327                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                            3,191,013                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider         1,063,843                 -
   Principal Investment Plus Variable Annuity                                1,954,410            92,086
   Principal Investment Plus Variable Annuity With Purchase Rider              907,747            41,141
Accumulation unit value:
   Bankers Flexible Annuity                                            $               - $              -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                               1.00                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                11.77                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider             11.41                 -
   Principal Investment Plus Variable Annuity                                    11.77             11.37
   Principal Investment Plus Variable Annuity With Purchase Rider                11.41             11.28

Annualized units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
Annuitized unit value:
   Bankers Flexible Annuity                                            $               - $              -
   Pension Builder Plus - Rollover IRA                                               -                 -
See accompanying notes.













   Fidelity VIP       Fidelity VIP        Fidelity VIP       Fidelity VIP    Fidelity VIP II
   Equity-Income         Growth              Growth            Overseas         Contrafund
      Service            Service             Service            Service          Service
      Class 2             Class              Class 2            Class 2           Class
     Division           Division            Division           Division          Division
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

    $59,907,554        $38,238,295         $1,309,078          $12,096,366     $106,461,676

              -                  -                  -                    -                -
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    $59,907,554        $38,238,295         $1,309,078          $12,096,366     $106,461,676
===============================================================================================
===============================================================================================



$                - $                - $              -     $                $
                                                                         -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
     38,069,136         30,202,085                  -                    -       84,536,937
     20,085,978          8,036,210                  -                    -       21,924,739
      1,111,020                  -            669,707            7,993,754                -
        641,420                  -            639,371            4,102,612                -

              -                  -                  -                    -                -
              -                  -                  -                    -                -
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    $59,907,554        $38,238,295         $1,309,078          $12,096,366     $106,461,676
===============================================================================================
===============================================================================================

    $51,772,490        $48,238,782         $1,263,194          $10,724,433    $  81,359,926
      2,380,117          1,139,401             39,323              591,799        3,442,020


              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
      3,231,972          3,633,410                  -                    -        6,298,805
      1,742,733            996,849                  -                    -        1,684,376
         94,323                  -             58,509              580,998                -
         55,652                  -             56,317              300,628                -

$               -  $               -  $              -     $                $
                                                                         -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
          11.78               8.31                  -                    -            13.42
          11.53               8.06                  -                    -            13.02
          11.78                  -              11.45                13.76                -
          11.53                  -              11.35                13.65                -


              -                  -                  -                    -                -
              -                  -                  -                    -                -

$               -  $               -  $              -     $                $
                                                                         -                -
              -                  -                  -                    -                -


                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005


                                                                        Fidelity VIP II  Fidelity VIP III
                                                                           Contrafund         Mid Cap
                                                                            Service           Service
                                                                            Class 2           Class 2
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $6,902,110          $996,562

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $6,902,110          $996,562
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $              -    $           -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                    -                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider                 -                 -
   Principal Investment Plus Variable Annuity                                5,587,421           504,664
   Principal Investment Plus Variable Annuity With Purchase Rider            1,314,689           491,898
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $6,902,110          $996,562
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $6,450,481          $933,142
Shares of mutual fund owned                                                    224,898            28,744

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                    -                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider                 -                 -
   Principal Investment Plus Variable Annuity                                  426,576            35,913
   Principal Investment Plus Variable Annuity With Purchase Rider              101,194            35,292
Accumulation unit value:
   Bankers Flexible Annuity                                            $             -      $          -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                    -                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider                 -                 -
   Principal Investment Plus Variable Annuity                                    13.10             14.05
   Principal Investment Plus Variable Annuity With Purchase Rider                12.99             13.94

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
Annuitized unit value:
   Bankers Flexible Annuity                                                                 $          -
                                                                       $             -
   Pension Builder Plus - Rollover IRA - - See accompanying notes.












   Goldman Sachs       Goldman Sachs
  CORE Small Cap          Mid Cap           Government
    Equity Fund         Value Fund            & High                           International
      Service             Service             Quality                             Emerging
      Class I             Class I              Bond             Growth            Markets
     Division            Division            Division           Division          Division
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

     $1,145,776         $3,271,587         $286,799,157       $101,200,494      $62,693,903

              -                  -                    -                  -                -
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     $1,145,776         $3,271,587         $286,799,157       $101,200,494      $62,693,903
=================================================================================================
=================================================================================================



  $              - $              -     $                  $                $                -
                                                      -                  -
              -                  -              169,526                  -                -
              -                  -               52,282                  -                -
              -                  -              410,714          1,100,479                -
              -                  -            4,033,545          7,448,783          261,533
              -                  -            7,323,975                  -                -
              -                  -          201,501,910         84,875,611       39,365,091
              -                  -           64,172,186          7,199,870       18,872,400
        766,881          2,101,790            6,824,642            389,364        2,837,057
        378,895          1,169,797            2,310,377            186,387        1,357,822

              -                  -                    -                  -                -
              -                  -                    -                  -                -
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     $1,145,776         $3,271,587         $286,799,157       $101,200,494      $62,693,903
=================================================================================================
=================================================================================================

     $1,212,249         $3,425,685         $286,161,555       $118,331,990      $51,668,291
         82,252            210,662           25,246,404          7,614,785        3,913,477


              -                  -                    -                  -                -
              -                  -               61,869                  -                -
              -                  -               17,382                  -                -
              -                  -              201,748            631,655                -
              -                  -            1,923,613          4,171,500          113,547
              -                  -              709,543                  -                -
              -                  -           11,264,672          4,990,648        1,813,281
              -                  -            3,698,937            436,517          896,339
         63,076            162,231              381,523             22,895          130,685
         31,419             91,033              133,173             11,301           64,490

$              -   $              -     $                - $                $               -
                                                                         -
              -                  -                 2.74                  -                -
              -                  -                 3.01                  -                -
              -                  -                 2.04               1.74                -
              -                  -                 2.10               1.79             2.30
              -                  -                10.32                  -                -
              -                  -                17.89              17.01            21.71
              -                  -                17.35              16.49            21.05
          12.16              12.96                17.89              17.01            21.71
          12.06              12.85                17.35              16.49            21.05


              -                  -                    -                  -                -
              -                  -                    -                  -                -

$              -   $              -     $                - $                $               -
                                                                         -
              -                  -                    -                  -                -






                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005


                                                                                              Janus Aspen
                                                                                                Mid Cap
                                                                          International         Growth
                                                                            SmallCap        Service Shares
                                                                            Division           Division
                                                                       ---------------------------------------
                                                                       ---------------------------------------
Assets
Investments in shares of mutual funds, at market                          $102,213,781        $18,346,189

Liabilities                                                                          -                  -
                                                                       ---------------------------------------
                                                                       ---------------------------------------
Net assets                                                                $102,213,781        $18,346,189
                                                                       =======================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                  $                -
                                                                                     -
   Pension Builder Plus                                                              -                  -
   Pension Builder Plus - Rollover IRA                                               -                  -
   Personal Variable                                                                 -                  -
   Premier Variable                                                            320,114                  -
   Principal Freedom Variable Annuity                                                -                  -
   The Principal Variable Annuity                                           74,567,626         11,702,237
   The Principal Variable Annuity With Purchase Payment Credit Rider        22,259,105          6,643,952
   Principal Investment Plus Variable Annuity                                3,497,158                  -
   Principal Investment Plus Variable Annuity With Purchase Rider            1,569,778                  -
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                  -
   Pension Builder Plus - Rollover IRA                                               -                  -
                                                                       ---------------------------------------
                                                                       ---------------------------------------
Total net assets                                                          $102,213,781        $18,346,189
                                                                       =======================================
                                                                       =======================================

Investments in shares of mutual funds, at cost                           $  63,006,559        $14,949,981
Shares of mutual fund owned                                                  4,542,834            645,765

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                  -
   Pension Builder Plus                                                              -                  -
   Pension Builder Plus - Rollover IRA                                               -                  -
   Personal Variable                                                                 -                  -
   Premier Variable                                                            167,644                  -
   Principal Freedom Variable Annuity                                                -                  -
   The Principal Variable Annuity                                            3,114,123          1,690,799
   The Principal Variable Annuity With Purchase Payment Credit Rider           958,488            989,818
   Principal Investment Plus Variable Annuity                                  146,050                  -
   Principal Investment Plus Variable Annuity With Purchase Rider               67,596                  -
Accumulation unit value:
   Bankers Flexible Annuity                                            $                 -$               -
   Pension Builder Plus                                                              -                  -
   Pension Builder Plus - Rollover IRA                                               -                  -
   Personal Variable                                                                 -                  -
   Premier Variable                                                               1.91                  -
   Principal Freedom Variable Annuity                                                -                  -
   The Principal Variable Annuity                                                23.94               6.92
   The Principal Variable Annuity With Purchase Payment Credit Rider             23.22               6.71
   Principal Investment Plus Variable Annuity                                    23.94                  -
   Principal Investment Plus Variable Annuity With Purchase Rider                23.22                  -

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                  -
   Pension Builder Plus - Rollover IRA                                               -                  -
Annuitized unit value:
   Bankers Flexible Annuity                                            $                 -$                -
   Pension Builder Plus - Rollover IRA                                               -                  -
See accompanying notes.













                        LargeCap         LargeCap
     LargeCap            Growth            Stock           LargeCap
       Blend             Equity            Index            Value            MidCap
     Division           Division         Division          Division         Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

   $128,133,591        $18,820,144      $134,688,532     $109,778,985      $339,324,099

              -                  -                 -                -                 -
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
   $128,133,591        $18,820,144      $134,688,532     $109,778,985      $339,324,099
==========================================================================================
==========================================================================================



$                  $                -$                $                 $
              -                                    -                -                 -
              -                  -                 -                -                 -
              -                  -                 -                -                 -
              -                  -                 -                -         1,584,116
              -             98,432           639,759                -        10,099,218
              -          2,438,055        17,710,812                -         6,155,686
     70,652,249         10,424,553        80,055,265       63,917,299       256,960,848
     33,627,107          5,859,104        31,544,538       25,539,762        48,797,638
     16,464,704                  -         3,245,547       13,855,191        10,865,736
      7,389,531                  -         1,492,611        6,466,733         4,860,857

              -                  -                 -                -                 -
              -                  -                 -                -                 -
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
   $128,133,591        $18,820,144      $134,688,532     $109,778,985      $339,324,099
==========================================================================================
==========================================================================================

   $114,532,260        $17,745,593      $123,991,174    $  93,782,753      $261,363,676
     11,450,723          3,953,812        14,703,989        8,817,589         7,980,589


              -                  -                 -                -                 -
              -                  -                 -                -                 -
              -                  -                 -                -                 -
              -                  -                 -                -           443,410
              -            129,093           602,066                -         2,757,844
              -            203,458         1,861,537                -           344,228
      6,211,812          1,860,074         8,642,034        5,219,917         7,544,320
      3,021,523          1,077,976         3,511,129        2,131,597         1,477,215
      1,447,599                  -           350,361        1,131,514           319,018
        663,981                  -           166,139          539,729           147,150

$                 -$               - $                $                 $
                                                   -                -                 -
              -                  -                 -                -                 -
              -                  -                 -                -                 -
              -                  -                 -                -              3.57
              -               0.76              1.06                -              3.66
              -              11.98              9.51                -             17.88
          11.37               5.60              9.26            12.24             34.06
          11.13               5.44              8.98            11.98             33.03
          11.37                  -              9.26            12.24             34.06
          11.13                  -              8.98            11.98             33.03


              -                  -                 -                -                 -
              -                  -                 -                -                 -

$                - $               - $                $                 $
                                                   -                -                 -
              -                  -                 -                -                 -







                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005



                                                                            MidCap            MidCap
                                                                            Growth            Value
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $53,922,768      $94,904,674

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $53,922,768      $94,904,674
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                $                -
                                                                                     -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                             97,455          522,915
   Principal Freedom Variable Annuity                                        1,907,535        9,225,632
   The Principal Variable Annuity                                           36,413,662       51,269,485
   The Principal Variable Annuity With Purchase Payment Credit Rider        14,529,474       22,948,109
   Principal Investment Plus Variable Annuity                                  772,305        7,558,520
   Principal Investment Plus Variable Annuity With Purchase Rider              202,337        3,380,013
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $53,922,768      $94,904,674
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $42,704,586      $78,616,444

Shares of mutual fund owned                                                  4,818,835        5,727,500

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                             81,216          323,154
   Principal Freedom Variable Annuity                                          150,271          407,459
   The Principal Variable Annuity                                            3,151,230        3,377,568
   The Principal Variable Annuity With Purchase Payment Credit Rider         1,296,484        1,554,295
   Principal Investment Plus Variable Annuity                                   66,838          497,948
   Principal Investment Plus Variable Annuity With Purchase Rider               18,056          228,932
Accumulation unit value:
   Bankers Flexible Annuity                                            $               -$               -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                               1.20             1.62
   Principal Freedom Variable Annuity                                            12.69            22.64
   The Principal Variable Annuity                                                11.56            15.18
   The Principal Variable Annuity With Purchase Payment Credit Rider             11.21            14.76
   Principal Investment Plus Variable Annuity                                    11.55            15.18
   Principal Investment Plus Variable Annuity With Purchase Rider                11.21            14.76

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                            $              - $               -
   Pension Builder Plus - Rollover IRA                                               -                -
See accompanying notes.











                                         Neuberger                          Neuberger
                       Neuberger        Berman AMT                          Berman AMT
                      Berman AMT        High Income       Neuberger          Socially
      Money            Fasciano            Bond           Berman AMT        Responsive
      Market            S Class           S Class          Partners          I Class
     Division          Division          Division          Division          Division
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

    $82,162,453          $640,350           $885,647         $884,337          $773,165

              -                 -                  -                -                 -
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
    $82,162,453          $640,350           $885,647         $884,337          $773,165
===========================================================================================
===========================================================================================



$                -  $           -      $           -    $           -     $           -
        188,670                 -                  -                -                 -
          7,441                 -                  -                -                 -
        415,241                 -                  -                -                 -
      5,703,515                 -                  -                -                 -
      5,703,190                 -                  -                -                 -
     47,929,271                 -                  -                -                 -
     17,555,735                 -                  -                -                 -
      2,216,033           393,692            390,620          546,333           659,451
      2,443,357           246,658            495,027          338,004           113,714

              -                 -                  -                -                 -
              -                 -                  -                -                 -
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
    $82,162,453          $640,350           $885,647         $884,337          $773,165
===========================================================================================
===========================================================================================

    $82,162,453          $624,247           $915,905         $857,762          $741,725
     82,162,453            45,222             91,398           41,305            51,855


              -                 -                  -                -                 -
         87,507                 -                  -                -                 -
          3,186                 -                  -                -                 -
        278,173                 -                  -                -                 -
      3,709,217                 -                  -                -                 -
        501,532                 -                  -                -                 -
      3,595,459                 -                  -                -                 -
      1,357,890                 -                  -                -                 -
        166,236            35,348             38,879           39,980            54,384
        188,986            22,328             49,653           24,938             9,455

$               -    $          -       $          -     $          -     $           -
           2.16                 -                  -                -                 -
           2.34                 -                  -                -                 -
           1.49                 -                  -                -                 -
           1.54                 -                  -                -                 -
          11.37                 -                  -                -                 -
          13.33                 -                  -                -                 -
          12.93                 -                  -                -                 -
          13.33             11.14              10.05            13.67             12.13
          12.93             11.05               9.97            13.55             12.03


              -                 -                  -                -                 -
              -                 -                  -                -                 -

$               -     $         -       $          -     $          -     $           -
              -                 -                  -                -                 -






                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005



                                                                           Principal
                                                                            LifeTime         Principal
                                                                           Strategic         LifeTime
                                                                             Income            2010
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $5,445,930       $12,780,351

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $5,445,930       $12,780,351
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $              -  $
                                                                                                       -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                    -                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider                 -                 -
   Principal Investment Plus Variable Annuity                                4,955,178        10,275,116
   Principal Investment Plus Variable Annuity With Purchase Rider              490,752         2,505,235
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $5,445,930       $12,780,351
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $5,287,794       $12,444,402
Shares of mutual fund owned                                                    492,844         1,124,041

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                    -                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider                 -                 -
   Principal Investment Plus Variable Annuity                                  445,893           904,236
   Principal Investment Plus Variable Annuity With Purchase Rider               44,515           222,238
Accumulation unit value:
   Bankers Flexible Annuity                                            $             -   $               -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                    -                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider                 -                 -
   Principal Investment Plus Variable Annuity                                    11.11             11.36
   Principal Investment Plus Variable Annuity With Purchase Rider                11.02             11.27

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
Annuitized unit value:
   Bankers Flexible Annuity                                            $             -   $               -
   Pension Builder Plus - Rollover IRA                                               -                 -
See accompanying notes.















    Principal         Principal         Principal        Principal
     LifeTime          LifeTime         LifeTime          LifeTime        Real Estate
       2020              2030             2040              2050          Securities
     Division          Division         Division          Division         Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

    $26,189,294        $3,240,720        $1,449,194         $773,615      $133,792,721

              -                 -                 -                -                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    $26,189,294        $3,240,720        $1,449,194         $773,615      $133,792,721
=========================================================================================
=========================================================================================



$                -$             -   $              -   $           -   $
                                                                                     -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -           626,154
              -                 -                 -                -                 -
              -                 -                 -                -        90,593,512
              -                 -                 -                -        38,946,268
     19,253,248         2,201,591         1,099,193          319,247         2,184,647
      6,936,046         1,039,129           350,001          454,368         1,442,140

              -                 -                 -                -                 -
              -                 -                 -                -                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    $26,189,294        $3,240,720        $1,449,194         $773,615      $133,792,721
=========================================================================================
=========================================================================================

    $25,340,729        $3,145,780        $1,392,919         $754,370     $  90,950,341
      2,255,753           278,652           122,605           65,284         6,523,292


              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -           267,769
              -                 -                 -                -                 -
              -                 -                 -                -         3,359,644
              -                 -                 -                -         1,489,183
      1,657,449           189,597            93,214           27,009            81,018
        601,898            90,207            29,919           38,750            55,143

$               - $             -   $             -    $           -   $
                                                                                     -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -              2.34
              -                 -                 -                -                 -
              -                 -                 -                -             26.97
              -                 -                 -                -             26.15
          11.62             11.61             11.79            11.82             26.96
          11.52             11.52             11.70            11.73             26.15


              -                 -                 -                -                 -
              -                 -                 -                -                 -

$               -  $            -    $            -    $           -   $
                                                                                     -
              -                 -                 -                -                 -







                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005





                                                                           Short-Term
                                                                              Bond           SmallCap
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $81,529,141       $70,854,493

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $81,529,141       $70,854,493
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                -$
                                                                                                       -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -           153,146
   Principal Freedom Variable Annuity                                        4,930,748         6,462,298
   The Principal Variable Annuity                                           36,027,662        48,341,834
   The Principal Variable Annuity With Purchase Payment Credit Rider        15,892,361        15,897,215
   Principal Investment Plus Variable Annuity                               16,739,013                 -
   Principal Investment Plus Variable Annuity With Purchase Rider            7,939,357                 -
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $81,529,141       $70,854,493
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $80,886,398       $56,590,796
Shares of mutual fund owned                                                  8,064,208         6,932,925

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -           130,869
   Principal Freedom Variable Annuity                                          487,079           427,200
   The Principal Variable Annuity                                            3,596,537         4,014,900
   The Principal Variable Annuity With Purchase Payment Credit Rider         1,611,698         1,361,353
   Principal Investment Plus Variable Annuity                                1,671,016                 -
   Principal Investment Plus Variable Annuity With Purchase Rider              805,162                 -
Accumulation unit value:
   Bankers Flexible Annuity                                            $               - $              -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -              1.17
   Principal Freedom Variable Annuity                                            10.12             15.13
   The Principal Variable Annuity                                                10.02             12.04
   The Principal Variable Annuity With Purchase Payment Credit Rider              9.86             11.68
   Principal Investment Plus Variable Annuity                                    10.02                 -
   Principal Investment Plus Variable Annuity With Purchase Rider                 9.86                 -

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
Annuitized unit value:
   Bankers Flexible Annuity                                            $               - $              -
   Pension Builder Plus - Rollover IRA                                               -                 -
See accompanying notes.














                                                                                           Templeton
                                                T. Rowe Price T. Rowe Price
Growth
       SmallCap              SmallCap             Blue Chip              Health            Securities
        Growth                 Value              Growth II             Science             Class 2
       Division              Division              Division             Division            Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $46,695,389            $95,377,914             $643,827              $550,628          $2,287,401

              -                      -                    -                     -                   -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $46,695,389            $95,377,914             $643,827              $550,628          $2,287,401
===========================================================================================================
===========================================================================================================



$                -     $                -     $           -         $           -     $              -
              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
        115,370                415,537                    -                     -                   -
      1,436,271                      -                    -                     -           2,287,401
     35,937,228             60,280,964                    -                     -                   -
      8,246,428             23,365,591                    -                     -                   -
        645,978              8,035,732              392,618               438,780                   -
        314,114              3,280,090              251,209               111,848                   -

              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $46,695,389            $95,377,914             $643,827              $550,628          $2,287,401
===========================================================================================================
===========================================================================================================

    $59,488,309            $73,024,917             $619,980              $510,327          $1,932,526
      4,707,196              5,416,123               67,487                47,386             165,634


              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
        157,044                244,211                    -                     -                   -
        160,633                      -                    -                     -             145,674
      3,595,256              2,717,933                    -                     -                   -
        850,666              1,086,236                    -                     -                   -
         64,628                362,315               33,932                34,493                   -
         32,404                152,488               21,889                 8,865                   -

$                -     $                -      $          -         $           -     $              -
              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
           0.73                   1.70                    -                     -                   -
           8.94                      -                    -                     -               15.70
          10.00                  22.18                    -                     -                   -
           9.69                  21.51                    -                     -                   -
          10.00                  22.18                11.57                 12.72                   -
           9.69                  21.51                11.48                 12.62                   -


              -                      -                    -                     -                   -
              -                      -                    -                     -                   -

$               -      $               -       $          -         $           -     $              -
              -                      -                    -                     -                   -






                                  0508-0671124

                        Principal Life Insurance Company
                               Separate Account B

                            Statements of Operations

                      For the Year Ended December 31, 2005



                                                                           AIM V.I.          AIM V.I.
                                                                         Basic Value       Core Equity
                                                                           Series I          Series I
                                                                         Division (1)        Division
                                                                      -------------------------------------
                                                                      -------------------------------------
Investment income (loss)
Income:
   Dividends                                                                   $   100     $   498,843

Expenses:
   Mortality and expense risks                                                   558           429,460
   Separate account rider charges                                                104            40,664
                                                                      -------------------------------------
 Net investment income (loss)                                                   (562)           28,719
                                                                      -------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                    17          (867,129)
Capital gains distributions                                                    1,282                 -
                                                                      -------------------------------------
                                                                      -------------------------------------
Total realized gains (losses) on investments                                   1,299          (867,129)

Change in net unrealized appreciation or depreciation of
   investments                                                                 3,926         2,086,682
                                                                      -------------------------------------
                                                                      -------------------------------------
Net increase (decrease) in net assets resulting from operations               $4,663        $1,248,272
                                                                      =====================================

(1) Commenced operations April 12, 2005.
(2)      Represented the operations of AIM V.I. Health Sciences Series I Division until November 21, 2005 name change.
(3)      Commenced operations March 28, 2005.

See accompanying notes.












                                                                                             AIM V.I.
                                                          AIM V.I.         AIM V.I.           Small
     AIM V.I.          AIM V.I.         AIM V.I.          Premier          Small Cap         Company
     Dynamics           Global           Growth            Equity           Equity            Growth
     Series I        Health Care        Series I          Series I         Series I          Series I
     Division        Division (2)       Division          Division       Division (3)        Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


 $           -    $            -    $              -   $    253,189         $       -     $          -


        29,915           173,612           223,957          387,343               692           45,668
         6,246            31,062            14,387           40,063               206            6,875
-----------------------------------------------------------------------------------------------------------
       (36,161)         (204,674)         (238,344)        (174,217)             (898)         (52,543)
-----------------------------------------------------------------------------------------------------------


       116,490           293,216        (2,432,370)      (1,118,027)               93           88,370
             -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       116,490           293,216        (2,432,370)      (1,118,027)               93           88,370

       130,333           810,312         3,660,391        2,499,456             6,410          100,668
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $210,662          $898,854       $   989,677       $1,207,212            $5,605         $136,495
===========================================================================================================







                                 0508-0671124 0
                                23 0508-0671124

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005


                                                                                            Alliance
                                                                         AIM V.I.           Bernstein
                                                                        Technology          Small Cap
                                                                         Series I            Growth
                                                                         Division         Division (1)
                                                                    ---------------------------------------
                                                                    ---------------------------------------
Investment income (loss)
Income:
   Dividends                                                           $         -        $         -

Expenses:
   Mortality and expense risks                                              74,782              1,442
   Separate account rider charges                                           12,834                152
                                                                    ---------------------------------------
 Net investment income (loss)                                              (87,616)            (1,594)
                                                                    ---------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                              96,061              8,917
Capital gains distributions                                                      -                  -
                                                                    ---------------------------------------
                                                                    ---------------------------------------
Total realized gains (losses) on investments                                96,061              8,917

Change in net unrealized appreciation or depreciation of investments           (47)            16,290
                                                                    ---------------------------------------
                                                                    ---------------------------------------
Net increase (decrease) in net assets resulting from operations           $  8,398            $23,613
                                                                    =======================================

(1) Commenced operations April 15, 2005. (2) Commenced operations March 21,
2005. (3) Commenced operations March 11, 2005.

See accompanying notes.












                       American
     American         Century VP        American          American         American          American
    Century VP        Inflation        Century VP        Century VP       Century VP        Century VP
 Income & Growth      Protection          Ultra            Ultra             Value            Vista
     Class I           Class II          Class I          Class II         Class II          Class I
     Division        Division (2)       Division        Division (3)       Division        Division (3)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


   $   671,989          $316,721     $           -    $           -       $   243,249      $         -


       408,116            70,474           129,372           62,328           462,206            1,527
        57,748            10,997            20,989           10,003            74,277              300
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       206,125           235,250          (150,361)         (72,331)         (293,234)          (1,827)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


       519,344              (834)          155,591            2,157            37,812            9,157
             -                 -                 -                -         3,410,517                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       519,344              (834)          155,591            2,157         3,448,329            9,157

       401,647          (207,712)           79,821          497,973        (1,759,872)          13,517
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $1,127,116        $   26,704         $  85,051         $427,799        $1,395,223          $20,847
===========================================================================================================






                                 0508-0671124 0
                                25 0508-0671124

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005




                                                                             Asset
                                                                          Allocation         Balanced
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Investment income (loss)
Income:
   Dividends                                                               $1,384,683       $2,668,548

Expenses:
   Mortality and expense risks                                              1,042,566        1,215,481
   Separate account rider charges                                              70,632           80,580
                                                                       ------------------------------------
 Net investment income (loss)                                                 271,485        1,372,487
                                                                       ------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                390,088         (201,841)
Capital gains distributions                                                         -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                  390,088         (201,841)

Change in net unrealized appreciation or depreciation of
   investments                                                              2,826,388        4,102,459
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations            $3,487,961       $5,273,105
                                                                       ====================================

(1)      Represented the operations of International Division until May 1, 2005 name change.
(2)      Commenced operations April 20, 2005.

See accompanying notes.













                                                         Dreyfus IP
                                                          Founders        Dreyfus IP
                       Capital         Diversified       Discovery        Technology          Equity
       Bond              Value        International    Initial Shares    Service Class        Growth
     Division          Division       Division (1)        Division       Division (2)        Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


   $11,549,218    $       24,723      $  2,050,711   $             -        $       -   $                -


     3,176,679         2,357,581         2,374,485          177,555               477        2,405,366
       368,940           127,011           224,700           31,576                93          123,692
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     8,003,599        (2,459,869)         (548,474)        (209,131)             (570)      (2,529,058)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


       272,134         3,293,587         2,783,395           67,047               181       (2,880,009)
             -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       272,134         3,293,587         2,783,395           67,047               181       (2,880,009)

    (5,313,482)        9,895,511        39,090,117           29,224             5,525       16,472,887
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $  2,962,251       $10,729,229       $41,325,038        $(112,860)           $5,136      $11,063,820
===========================================================================================================





                                67 0508-0671124
                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005




                                                                             Equity           Equity
                                                                             Income            Value
                                                                            Division       Division (1)
                                                                        -----------------------------------
                                                                        -----------------------------------
Investment income (loss)
Income:
Dividends                                                                 $    45,727      $13,895

Expenses:
   Mortality and expense risks                                                 700,601          6,131
   Separate account rider charges                                               83,568          1,218
                                                                        -----------------------------------
Net investment income (loss)                                                  (738,442)         6,546
                                                                        -----------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                 (10,370)         1,084
Capital gains distributions                                                          -         33,737
                                                                        -----------------------------------
                                                                        -----------------------------------
Total realized gains (losses) on investments                                   (10,370)        34,821

Change in net unrealized appreciation or depreciation of
    investments                                                              4,969,431        (15,158)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations             $4,220,619        $26,209
                                                                        ===================================

(1) Commenced operations April 1, 2005. (2) Commenced operations March 23, 2005.
(3) Commenced operations March 15, 2005.

See accompanying notes.











   Fidelity VIP      Fidelity VIP     Fidelity VIP      Fidelity VIP    Fidelity VIP II
  Equity-Income         Growth           Growth           Overseas        Contrafund
     Service           Service           Service          Service           Service
     Class 2            Class            Class 2          Class 2            Class
     Division          Division       Division (2)      Division (3)       Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


   $    710,681       $   152,442      $          -  $             -     $     175,130


        670,286           477,440             4,744           45,523         1,159,225
        110,983            45,690             1,187            7,858           114,095
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
        (70,588)         (370,688)           (5,931)         (53,381)       (1,098,190)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


        200,170        (2,091,900)              297            3,267           534,020
      1,756,961                 -                 -                -            15,921
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
      1,957,131        (2,091,900)              297            3,267           549,941


        543,923         3,944,207            45,884        1,371,933        14,314,763
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     $2,430,466        $1,481,619           $40,250       $1,321,819       $13,766,514
=========================================================================================





                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005



                                                                       Fidelity VIP II  Fidelity VIP III
                                                                         Contrafund         Mid Cap
                                                                           Service          Service
                                                                           Class 2          Class 2
                                                                        Division (1)      Division (2)
                                                                      ------------------------------------
                                                                      ------------------------------------
Investment income (loss)
Income:
   Dividends                                                           $           -      $         -

Expenses:
   Mortality and expense risks                                                27,020            3,477
   Separate account rider charges                                              3,074              983
                                                                      ------------------------------------
 Net investment income (loss)                                                (30,094)          (4,460)
                                                                      ------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                 4,878              354
Capital gains distributions                                                        -                -
                                                                      ------------------------------------
                                                                      ------------------------------------
Total realized gains (losses) on investments                                   4,878              354

Change in net unrealized appreciation or depreciation of
   investments                                                               451,629           63,420
                                                                      ------------------------------------
                                                                      ------------------------------------
Net increase (decrease) in net assets resulting from operations             $426,413          $59,314
                                                                      ====================================

(1) Commenced operations March 11, 2005. (2) Commenced operations March 14,
2005. (3) Commenced operations April 1, 2005.
(4)      Represented the operations of Government Securities Division until November 21, 2005 name change.

See accompanying notes.










  Goldman Sachs
                    Goldman Sachs
  CORE Small Cap       Mid Cap         Government
   Equity Fund        Value Fund         & High                          International
     Service           Service           Quality                           Emerging
     Class I           Class I            Bond             Growth           Markets
   Division (3)      Division (2)     Division (4)        Division         Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


      $  2,175         $  15,042       $13,136,372     $    776,079      $    599,137


         3,925            12,239         3,618,049        1,219,619           543,989
           578             2,490           404,912           40,731            87,868
-----------------------------------------------------------------------------------------
        (2,328)              313         9,113,411         (484,271)          (32,720)
-----------------------------------------------------------------------------------------


           383                28          (153,789)      (7,021,906)          384,312
        80,544           252,303                 -                -         9,774,337
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
        80,927           252,331          (153,789)      (7,021,906)       10,158,649

       (66,473)         (154,098)       (7,154,995)      18,191,234         3,497,252
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
       $12,126         $  98,546      $  1,804,627      $10,685,057       $13,623,181
=========================================================================================





                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005


                                                                                            Janus Aspen
                                                                                              Mid Cap
                                                                         International         Growth
                                                                            SmallCap       Service Shares
                                                                            Division          Division
                                                                       -------------------------------------
                                                                       -------------------------------------
Investment income (loss)
Income:
   Dividends                                                            $     458,950    $             -

Expenses:
   Mortality and expense risks                                              1,053,007           214,913
   Separate account rider charges                                             114,001            37,245
                                                                       -------------------------------------
 Net investment income (loss)                                                (708,058)         (252,158)
                                                                       -------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                              2,024,975           222,986
Capital gains distributions                                                   821,682                 -
                                                                       -------------------------------------
                                                                       -------------------------------------
Total realized gains (losses) on investments                                2,846,657           222,986

Change in net unrealized appreciation or depreciation of
   investments                                                             19,453,336         1,755,995
                                                                       -------------------------------------
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations           $21,591,935        $1,726,823
                                                                       =====================================

See accompanying notes.













                       LargeCap         LargeCap
     LargeCap           Growth            Stock           LargeCap
      Blend             Equity            Index            Value            MidCap
     Division          Division         Division          Division         Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


  $     11,464         $  28,305      $     32,345     $     10,874      $     301,665


     1,281,692           218,675         1,529,931        1,114,137         3,892,022
       197,936            34,756           186,809          152,448           283,052
-----------------------------------------------------------------------------------------
    (1,468,164)         (225,126)       (1,684,395)      (1,255,711)       (3,873,409)
-----------------------------------------------------------------------------------------


       188,086            43,739         1,070,226          366,131         6,639,293
       358,667                 -                 -          444,563         5,078,447
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
       546,753            43,739         1,070,226          810,694        11,717,740


     4,879,243           583,363         4,661,687        4,306,244        16,931,983
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    $3,957,832          $401,976        $4,047,518       $3,861,227       $24,776,314
=========================================================================================





                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005





                                                                             MidCap            MidCap
                                                                             Growth            Value
                                                                            Division          Division
                                                                        ------------------------------------
                                                                        ------------------------------------
Investment income (loss)
Income:
   Dividends                                                            $              - $              -

Expenses:
   Mortality and expense risks                                                 609,107          946,182
   Separate account rider charges                                               80,308          127,544
                                                                        ------------------------------------
 Net investment income (loss)                                                 (689,415)      (1,073,726)
                                                                        ------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                 643,728          639,494
Capital gains distributions                                                          -        1,739,097
                                                                        ------------------------------------
                                                                        ------------------------------------
Total realized gains (losses) on investments                                   643,728        2,378,591

Change in net unrealized appreciation or depreciation of
   investments                                                               5,870,968        6,041,151
                                                                        ------------------------------------
                                                                        ------------------------------------
Net increase (decrease) in net assets resulting from operations             $5,825,281       $7,346,016
                                                                        ====================================

(1) Commenced operations March 23, 2005. (2) Commenced operations April 18,
2005. (3) Commenced operations April 15, 2005. (4) Commenced operations March
11, 2005.

See accompanying notes.










                                        Neuberger                          Neuberger
                      Neuberger        Berman AMT                         Berman AMT
                      Berman AMT       High Income       Neuberger         Socially
      Money            Fasciano           Bond           Berman AMT       Responsive
      Market           S Class           S Class          Partners          I Class
     Division        Division (1)     Division (2)      Division (3)     Division (4)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


    $2,162,446       $         -           $38,408         $  3,749       $         -


       952,375             2,446             4,075            2,516             3,172
       108,127               532             1,157              500               302
-----------------------------------------------------------------------------------------
     1,101,944            (2,978)           33,176              733            (3,474)
-----------------------------------------------------------------------------------------


             -               157              (721)             248               873
             -             1,880             3,869               87             1,230
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
             -             2,037             3,148              335             2,103


             -            16,103           (30,258)          26,575            31,440
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    $1,101,944           $15,162          $  6,066          $27,643           $30,069
=========================================================================================





                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005


                                                                            Principal
                                                                            LifeTime         Principal
                                                                            Strategic         LifeTime
                                                                             Income             2010
                                                                          Division (1)      Division (2)
                                                                        ------------------------------------
                                                                        ------------------------------------
Investment income (loss)
Income:
   Dividends                                                             $           -    $           -

Expenses:
   Mortality and expense risks                                                  26,701           51,814
   Separate account rider charges                                                1,100            5,545
                                                                        ------------------------------------
 Net investment income (loss)                                                  (27,801)         (57,359)
                                                                        ------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                   1,775            1,876
Capital gains distributions                                                          -                -
                                                                        ------------------------------------
                                                                        ------------------------------------
Total realized gains (losses) on investments                                     1,775            1,876

Change in net unrealized appreciation or depreciation of
    investments                                                                158,136          335,949
                                                                        ------------------------------------
                                                                        ------------------------------------
Net increase (decrease) in net assets resulting from operations               $132,110         $280,466
                                                                        ====================================

(1) Commenced operations March 31, 2005. (2) Commenced operations March 14,
2005. (3) Commenced operations March 11, 2005. (4) Commenced operations March
22, 2005. (5) Commenced operations April 8, 2005. (6) Commenced operations April
18, 2005.

See accompanying notes.













    Principal         Principal         Principal        Principal
     LifeTime          LifeTime         LifeTime          LifeTime        Real Estate
       2020              2030             2040              2050          Securities
   Division (3)      Division (4)     Division (5)      Division (6)       Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

$            -      $          -       $         -      $         -    $       27,820



       106,306            11,337             5,240            1,899         1,507,562
        12,118             2,318               819              507           211,116
-----------------------------------------------------------------------------------------
      (118,424)          (13,655)           (6,059)          (2,406)       (1,690,858)
-----------------------------------------------------------------------------------------


         5,507             3,386             1,090               48         3,496,884
             -                 -                 -                -         1,037,750
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
         5,507             3,386             1,090               48         4,534,634

       848,565            94,940            56,275           19,245        13,908,697
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
      $735,648           $84,671           $51,306          $16,887       $16,752,473
=========================================================================================



                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005




                                                                           Short-Term
                                                                              Bond            SmallCap
                                                                          Division (1)        Division
                                                                       -------------------------------------
                                                                       -------------------------------------
Investment income (loss)
Income:
   Dividends                                                               $1,036,330      $     14,145

Expenses:
   Mortality and expense risks                                                797,570           827,211
   Separate account rider charges                                             115,987            89,768
                                                                       -------------------------------------
 Net investment income (loss)                                                 122,773          (902,834)
                                                                       -------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                (14,016)          944,344
Capital gains distributions                                                         -                 -
                                                                       -------------------------------------
                                                                       -------------------------------------
Total realized gains (losses) on investments                                  (14,016)          944,344

Change in net unrealized appreciation or depreciation of
   investments                                                                206,477         3,803,135
                                                                       -------------------------------------
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations           $   315,234        $3,844,645
                                                                       =====================================

(1)      Represented the operations of Limited Term Bond Division until November 21, 2005 name change.
(2)      Commenced operations April 20, 2005.
(3)      Commenced operations March 14, 2005.

See accompanying notes.














                                                                           Templeton
                                      T. Rowe Price    T. Rowe Price        Growth
     SmallCap          SmallCap         Blue Chip          Health         Securities
      Growth            Value           Growth II         Science           Class 2
     Division          Division       Division (2)      Division (3)       Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

$               -  $      38,340         $     656      $         -         $  22,202



       553,887         1,044,104             2,551            1,976            17,376
        47,656           136,790               426              143                 -
-----------------------------------------------------------------------------------------
      (601,543)       (1,142,554)           (2,321)          (2,119)            4,826
-----------------------------------------------------------------------------------------


    (2,102,024)        1,446,334             2,769            1,933            39,915
             -         1,106,715                 -                -                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    (2,102,024)        2,553,049             2,769            1,933            39,915

     4,985,626         2,740,416            23,847           40,301           118,794
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    $2,282,059        $4,150,911           $24,295          $40,115          $163,535
=========================================================================================






                        Principal Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

         For the Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                              AIM V.I.
                                                                                            Basic Value
                                                                                              Series I
                                                                                            Division (1)
                                                                                          -----------------
                                                                                          -----------------
                                                                                                2005
                                                                                          -----------------
                                                                                          -----------------
Increase (decrease) in net assets from
Operations:
   Net investment income (loss)                                                               $      (562)
   Total realized gains (losses) on investments                                                     1,299
  Change in net unrealized appreciation or depreciation of investments                              3,926
                                                                                          -----------------
                                                                                          -----------------
Net increase (decrease) in net assets resulting from operations                                     4,663

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                                  166,075
  Administration charges                                                                                -
  Contingent sales charges                                                                             (5)
  Contract terminations                                                                              (139)
  Death benefit payments                                                                                -
  Flexible withdrawal option payments                                                                   -
  Transfer payments to other contracts                                                            (16,420)
  Annuity payments                                                                                      -
                                                                                          -----------------
                                                                                          -----------------
Increase (decrease) in net assets from principal transactions                                     149,511
                                                                                          -----------------
                                                                                          -----------------
Total increase (decrease)                                                                         154,174

Net assets at beginning of period                                                                       -
                                                                                          -----------------
                                                                                          -----------------
Net assets at end of period                                                                      $154,174
                                                                                          =================

(1) Commenced operations April 12, 2005.
(2)      Represented the operations of AIM V.I. Health Sciences Series I Division until November 21, 2005 name change.

See accompanying notes.













             AIM V.I.                             AIM V.I.                             AIM V.I.
           Core Equity                            Dynamics                              Global
             Series I                             Series I                           Health Care
             Division                             Division                           Division (2)
-----------------------------------    -------------------------------    -----------------------------------
------------------ ----------------    --------------- ---------------    ----------------- -----------------
      2005              2004                2005            2004                2005              2004
------------------ ----------------    --------------- ---------------    ----------------- -----------------
------------------ ----------------    --------------- ---------------    ----------------- -----------------


 $       28,719      $    (152,202)       $    (36,161)   $    (33,040)     $    (204,674)     $   (194,486)
       (867,129)        (1,312,668)            116,490         101,967            293,216           109,932
      2,086,682          4,098,022             130,333         201,932            810,312           851,849
------------------ ----------------    --------------- ---------------    ----------------- -----------------
------------------ ----------------    --------------- ---------------    ----------------- -----------------
      1,248,272          2,633,152             210,662         270,859            898,854           767,295


      2,255,284          3,933,502             581,922       1,443,645          1,941,412         4,300,765
        (10,169)           (14,243)               (359)           (270)            (3,180)           (3,485)
        (43,836)           (50,403)             (3,375)         (1,569)           (12,501)          (19,571)
     (2,926,767)        (2,758,095)           (171,346)        (73,235)          (674,530)         (756,149)
       (200,784)          (178,927)                  -               -           (168,998)          (18,549)
       (603,415)          (638,043)            (23,921)        (15,551)          (109,315)         (118,464)
     (3,168,007)        (4,011,587)           (571,960)     (1,126,188)        (2,052,427)       (1,941,636)
              -                  -                   -               -                  -                 -
------------------ ----------------    --------------- ---------------    ----------------- -----------------
------------------ ----------------    --------------- ---------------    ----------------- -----------------
     (4,697,694)        (3,717,796)           (189,039)        226,832         (1,079,539)        1,442,911
------------------ ----------------    --------------- ---------------    ----------------- -----------------
------------------ ----------------    --------------- ---------------    ----------------- -----------------
     (3,449,422)        (1,084,644)             21,623         497,691           (180,685)        2,210,206

     36,736,218         37,820,862           2,536,432       2,038,741         14,456,445        12,246,239
------------------ ----------------    --------------- ---------------    ----------------- -----------------
------------------ ----------------    --------------- ---------------    ----------------- -----------------
$33,286,796            $36,736,218          $2,558,055      $2,536,432        $14,275,760       $14,456,445
    $33,286,796
================== ================    =============== ===============    ================= =================






                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                        AIM V.I.
                                                                                         Growth
                                                                                        Series I
                                                                                        Division
                                                                           -----------------------------------
                                                                           ----------------- -----------------
                                                                                 2005              2004
                                                                           ----------------- -----------------
                                                                           ----------------- -----------------
Increase (decrease) in net assets from
Operations:
                                                                              $
   Net investment income (loss)                                                  (238,344)    $    (261,442)
   Total realized gains (losses) on investments                                (2,432,370)       (2,500,096)
  Change in net unrealized appreciation or depreciation of investments          3,660,391         4,006,596
                                                                           ----------------- -----------------
                                                                           ----------------- -----------------
Net increase (decrease) in net assets resulting from operations                   989,677         1,245,058

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                1,014,054         2,076,652
  Administration charges                                                           (4,629)           (5,897)
  Contingent sales charges                                                        (24,411)          (31,161)
  Contract terminations                                                        (1,945,401)       (1,744,526)
  Death benefit payments                                                          (71,112)          (98,999)
  Flexible withdrawal option payments                                            (246,250)         (255,922)
  Transfer payments to other contracts                                         (1,931,561)       (1,969,007)
  Annuity payments                                                                      -                 -
                                                                           ----------------- -----------------
                                                                           ----------------- -----------------
Increase (decrease) in net assets from principal transactions                  (3,209,310)       (2,028,860)
                                                                           ----------------- -----------------
                                                                           ----------------- -----------------
Total increase (decrease)                                                      (2,219,633)         (783,802)

Net assets at beginning of period                                              19,606,625        20,390,427
                                                                           ----------------- -----------------
                                                                           ----------------- -----------------
Net assets at end of period                                                   $17,386,992       $19,606,625
                                                                           ================= =================

(1) Commenced operations March 28, 2005.

See accompanying notes.











                                                                     AIM V.I.
              AIM V.I.                    AIM V.I.                     Small
              Premier                     Small Cap                   Company
               Equity                      Equity                     Growth
              Series I                    Series 1                   Series I
              Division                  Division (1)                 Division
-------------------------------------  ----------------  ----------------------------------
------------------- -----------------  ----------------  ----------------- ----------------
       2005               2004              2005               2005             2004
------------------- -----------------  ----------------  ----------------- ----------------
------------------- -----------------  ----------------  ----------------- ----------------


   $    (174,217)     $    (304,066)      $      (898)      $    (52,543)    $    (43,947)
    (1,118,027)          (1,261,162)               93            88,370            47,357
     2,499,456            2,925,976             6,410           100,668           403,683
------------------- -----------------  ----------------  ----------------- ----------------
------------------- -----------------  ----------------  ----------------- ----------------
     1,207,212            1,360,748             5,605           136,495           407,093


     1,547,814            3,667,420           155,320           827,753         2,030,511
        (5,082)              (6,626)                -              (554)             (537)
       (32,740)             (44,048)              (34)           (2,696)           (2,477)
    (2,267,598)          (2,359,913)           (1,012)         (198,444)         (132,865)
      (131,630)            (109,428)                -            (8,307)                -
      (443,710)            (473,002)                -           (14,678)          (10,141)
    (2,869,922)          (3,021,287)              (13)         (698,764)         (885,792)
             -                    -                 -                 -                 -
------------------- -----------------  ----------------  ----------------- ----------------
------------------- -----------------  ----------------  ----------------- ----------------
    (4,202,868)          (2,346,884)          154,261           (95,690)          998,699
------------------- -----------------  ----------------  ----------------- ----------------
------------------- -----------------  ----------------  ----------------- ----------------
    (2,995,656)            (986,136)          159,866            40,805         1,405,792

    33,492,769           34,478,905                 -         3,902,574         2,496,782
------------------- -----------------  ----------------  ----------------- ----------------
------------------- -----------------  ----------------  ----------------- ----------------
   $30,497,113          $33,492,769          $159,866        $3,943,379        $3,902,574
=================== =================  ================  ================= ================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                       AIM V.I.
                                                                                      Technology
                                                                                       Series I
                                                                                       Division
                                                                            --------------------------------
                                                                            ---------------- ---------------
                                                                                 2005             2004
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                               $    (87,616)    $    (87,226)
  Total realized gains (losses) on investments                                     96,061           69,247
  Change in net unrealized appreciation or depreciation of investments                (47)         211,498
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Net increase (decrease) in net assets resulting from operations                     8,398          193,519

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                1,538,179        3,832,504
  Administration charges                                                             (623)            (893)
  Contingent sales charges                                                         (9,089)          (4,472)
  Contract terminations                                                          (417,850)        (223,279)
  Death benefit payments                                                          (12,726)          (5,546)
  Flexible withdrawal option payments                                             (93,415)        (106,060)
  Transfer payments to other contracts                                         (1,505,905)      (2,525,167)
  Annuity payments                                                                      -                -
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Increase (decrease) in net assets from principal transactions                    (501,429)         967,087
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Total increase (decrease)                                                        (493,031)       1,160,606

Net assets at beginning of period                                               6,738,223        5,577,617
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Net assets at end of period                                                    $6,245,192       $6,738,223
                                                                            ================ ===============

(1) Commenced operations April 15, 2005. (2) Commenced operations March 21,
2005.

See accompanying notes.










                                American American
     Alliance                   Century VP                 Century VP                  American
    Bernstein                    Income &                   Inflation                 Century VP
    Small Cap                     Growth                   Protection                    Ultra
                         Growth Class I Class II Class I
                   Division (1) Division Division (2) Division
-------------------  ----------------------------------  ----------------  ----------------------------------
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
       2005               2005              2004              2005               2005             2004
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------


   $   (1,594)       $     206,125     $      (15,975)   $     235,250     $    (150,361)      $   (133,946)
        8,917              519,344            129,725             (834)          155,591             98,751
       16,290              401,647          3,221,174         (207,712)           79,821            886,645
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
       23,613            1,127,116          3,334,924           26,704            85,051            851,450


      381,090            6,188,005          9,828,665       19,722,757         1,866,477          4,360,237
            -               (4,995)            (5,557)         (11,481)           (1,275)            (2,018)
            -              (35,148)           (28,626)            (697)           (9,065)           (10,253)
            -           (2,587,800)        (1,742,509)         (20,840)         (489,596)          (447,625)
            -             (131,054)           (81,498)         (35,080)          (17,559)           (43,323)
            -             (471,975)          (361,642)         (46,556)         (100,565)           (74,382)
     (133,633)          (2,675,022)        (1,897,927)      (1,420,642)       (1,413,386)        (1,893,775)
            -                    -                  -                -                 -                  -
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
      247,457              282,011          5,710,906       18,187,461          (164,969)         1,888,861
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
      271,070            1,409,127          9,045,830       18,214,165           (79,918)         2,740,311

            -           33,859,397         24,813,567                -        10,692,090          7,951,779
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
     $271,070          $35,268,524        $33,859,397      $18,214,165       $10,612,172        $10,692,090
===================  ================ =================  ================  ================= ================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted


                                                                                             American
                                                                                            Century VP
                                                                                               Ultra
                                                                                             Class II
                                                                                           Division (1)
                                                                                         ------------------
                                                                                         ------------------
                                                                                               2005
                                                                                         ------------------
                                                                                         ------------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                                           $      (72,331)
  Total realized gains (losses) on investments                                                   2,157
  Change in net unrealized appreciation or depreciation of investments                         497,973
                                                                                         ------------------
                                                                                         ------------------
Net increase (decrease) in net assets resulting from operations                                427,799

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                            16,409,114
  Administration charges                                                                       (10,890)
  Contingent sales charges                                                                        (219)
  Contract terminations                                                                         (6,540)
  Death benefit payments                                                                        (6,524)
  Flexible withdrawal option payments                                                          (44,519)
  Transfer payments to other contracts                                                      (1,232,556)
  Annuity payments                                                                                   -
                                                                                         ------------------
                                                                                         ------------------
Increase (decrease) in net assets from principal transactions                               15,107,866
                                                                                         ------------------
                                                                                         ------------------
Total increase (decrease)                                                                   15,535,665

Net assets at beginning of period                                                                    -
                                                                                         ------------------
                                                                                         ------------------
Net assets at end of period                                                                $15,535,665
                                                                                         ==================

(1) Commenced operations March 11, 2005.

See accompanying notes.













              American                      American
             Century VP                    Century VP
                Value                        Vista                       Asset
              Class II                      Class I                    Allocation
              Division                    Division (1)                  Division
--------------------------------------  -----------------  -----------------------------------
-------------------- -----------------  -----------------  ----------------- -----------------
       2005                2004               2005               2005              2004
-------------------- -----------------  -----------------  ----------------- -----------------
-------------------- -----------------  -----------------  ----------------- -----------------


                         $
  $    (293,234)            (173,486)       $    (1,827)     $     271,485     $  1,646,818
      3,448,329              206,242              9,157            390,088         (217,459)
     (1,759,872)           2,831,103             13,517          2,826,388        4,338,407
-------------------- -----------------  -----------------  ----------------- -----------------
-------------------- -----------------  -----------------  ----------------- -----------------
      1,395,223            2,863,859             20,847          3,487,961        5,767,766


     14,104,314           20,605,581            427,004         11,129,277       13,590,714
         (6,094)              (4,573)                 -            (26,759)         (25,327)
        (28,682)             (25,390)                 -           (122,751)        (127,224)
     (1,539,280)          (1,063,428)                 -         (9,250,097)      (7,381,199)
       (149,960)             (12,726)                 -           (497,406)        (719,957)
       (292,018)            (170,355)                 -         (1,777,991)      (1,719,111)
     (3,330,949)          (2,604,365)          (134,590)        (6,201,456)      (6,166,575)
              -                    -                  -                  -                -
-------------------- -----------------  -----------------  ----------------- -----------------
-------------------- -----------------  -----------------  ----------------- -----------------
      8,757,331           16,724,744            292,414         (6,747,183)      (2,548,679)
-------------------- -----------------  -----------------  ----------------- -----------------
-------------------- -----------------  -----------------  ----------------- -----------------
     10,152,554           19,588,603            313,261         (3,259,222)       3,219,087

     31,569,383           11,980,780                  -         87,504,399       84,285,312
-------------------- -----------------  -----------------  ----------------- -----------------
-------------------- -----------------  -----------------  ----------------- -----------------
    $41,721,937          $31,569,383           $313,261        $84,245,177      $87,504,399
==================== =================  =================  ================= =================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted





                                                                                       Balanced
                                                                                       Division
                                                                            --------------------------------
                                                                            ---------------- ---------------
                                                                                 2005             2004
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Increase (decrease) in net assets from
Operations:
                                                                                             $
  Net investment income (loss)                                                 $  1,372,487          977,781
  Total realized gains (losses) on investments                                     (201,841)      (1,311,004)
  Change in net unrealized appreciation or depreciation of investments            4,102,459        9,300,553
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Net increase (decrease) in net assets resulting from operations                   5,273,105        8,967,330

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                  9,726,564       16,450,655
  Administration charges                                                            (45,131)         (48,334)
  Contingent sales charges                                                         (137,291)        (171,042)
  Contract terminations                                                         (18,037,134)     (15,063,060)
  Death benefit payments                                                           (838,994)        (938,339)
  Flexible withdrawal option payments                                            (2,212,371)      (2,485,297)
  Transfer payments to other contracts                                           (4,730,178)      (6,879,751)
  Annuity payments                                                                        -                -
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Increase (decrease) in net assets from principal transactions                   (16,274,535)      (9,135,168)
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Total increase (decrease)                                                       (11,001,430)        (167,838)

Net assets at beginning of period                                               109,502,912      109,670,750
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Net assets at end of period                                                     $98,501,482     $109,502,912
                                                                            ================ ===============

(1)      Represented the operations of International Division until May 1, 2005 name change.

See accompanying notes.













                                                      Capital                            Diversified
                 Bond                                  Value                            International
               Division                              Division                           Division (1)
--------------------------------------- ------------------------------------ ------------------------------------
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
       2005                2004               2005              2004               2005               2004
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------


  $    8,003,599       $    7,867,097      $  (2,459,869) $       487,789      $     (548,474)  $      (515,119)
         272,134              468,307          3,293,587          (83,410)          2,783,395          (224,271)
      (5,313,482)             233,481          9,895,511       21,151,905          39,090,117        30,034,471
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
       2,962,251            8,568,885         10,729,229       21,556,284          41,325,038        29,295,081


      80,647,948           71,582,216         22,371,876       26,916,475          45,089,775        46,654,764
         (91,568)             (93,648)           (80,024)        (100,193)            (81,611)          (54,928)
        (302,013)            (343,497)          (256,948)        (280,562)           (207,692)         (207,667)
     (26,804,906)         (21,765,632)       (33,684,811)     (25,050,845)        (21,403,532)      (16,339,334)
      (1,547,143)          (1,710,729)        (1,190,772)      (1,294,947)           (864,314)         (592,677)
      (5,680,552)          (5,928,221)        (2,974,530)      (2,906,897)         (1,876,646)       (1,537,568)
     (21,188,674)         (31,889,037)       (10,800,882)      (9,851,113)        (17,805,731)      (10,283,280)
               -                    -                  -                -                   -                 -
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
      25,033,092            9,851,452        (26,616,091)     (12,568,082)          2,850,249        17,639,310
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
      27,995,343           18,420,337        (15,886,862)       8,988,202          44,175,287        46,934,391

     252,489,152          234,068,815        214,376,806      205,388,604         184,002,016       137,067,625
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
    $280,484,495         $252,489,152       $198,489,944     $214,376,806        $228,177,303      $184,002,016
==================== ================== ================= ================== ================== =================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted


                                                                                     Dreyfus IP
                                                                                      Founders
                                                                                      Discovery
                                                                                   Initial Shares
                                                                                      Division
                                                                          ----------------------------------
                                                                          ----------------- ----------------
                                                                                2005             2004
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                               $    (209,131)   $    (142,786)
  Total realized gains (losses) on investments                                      67,047           29,736
  Change in net unrealized appreciation or depreciation of investments              29,224        1,096,731
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Net increase (decrease) in net assets resulting from operations                   (112,860)         983,681

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                 4,291,439        7,056,021
  Administration charges                                                            (1,802)          (1,744)
  Contingent sales charges                                                          (9,232)          (7,245)
  Contract terminations                                                           (450,825)        (269,376)
  Death benefit payments                                                           (61,296)          (2,113)
  Flexible withdrawal option payments                                              (80,600)         (53,239)
  Transfer payments to other contracts                                          (1,078,447)        (979,015)
  Annuity payments                                                                       -                -
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Increase (decrease) in net assets from principal transactions                    2,609,237        5,743,289
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Total increase (decrease)                                                        2,496,377        6,726,970

Net assets at beginning of period                                               13,319,097        6,592,127
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Net assets at end of period                                                    $15,815,474      $13,319,097
                                                                          ================= ================

(1) Commenced operations April 20, 2005.

See accompanying notes.













    Dreyfus IP
    Technology                      Equity                               Equity
   Service Class                    Growth                               Income
   Division (1)                    Division                             Division
--------------------  -----------------------------------  ------------------------------------
--------------------  ------------------ ----------------  ------------------ -----------------
       2005                 2005              2004               2005               2004
--------------------  ------------------ ----------------  ------------------ -----------------
--------------------  ------------------ ----------------  ------------------ -----------------


      $     (570)       $   (2,529,058)   $   (1,559,237)    $     (738,442)     $    906,339
             181            (2,880,009)       (4,623,782)           (10,370)         (385,332)
           5,525            16,472,887        21,356,719          4,969,431         4,842,988
--------------------  ------------------ ----------------  ------------------ -----------------
--------------------  ------------------ ----------------  ------------------ -----------------
           5,136            11,063,820        15,173,700          4,220,619         5,363,995


         166,332            16,841,624        24,191,510         50,183,704        13,886,729
               -               (70,129)          (87,195)           (32,928)           (9,048)
               -              (252,379)         (311,593)           (44,272)          (42,930)
               -           (21,069,830)      (19,219,671)        (2,936,671)       (2,128,043)
               -              (762,328)         (992,744)          (310,642)         (315,262)
               -            (2,201,679)       (2,290,878)          (975,769)         (603,463)
         (12,026)          (15,648,411)      (17,732,626)        (7,403,409)       (2,922,493)
               -                     -                 -                  -                 -
--------------------  ------------------ ----------------  ------------------ -----------------
--------------------  ------------------ ----------------  ------------------ -----------------
         154,306           (23,163,132)      (16,443,197)        38,480,013         7,865,490
--------------------  ------------------ ----------------  ------------------ -----------------
--------------------  ------------------ ----------------  ------------------ -----------------
         159,442           (12,099,312)       (1,269,497)        42,700,632        13,229,485

               -           207,317,537       208,587,034         40,432,439        27,202,954
--------------------  ------------------ ----------------  ------------------ -----------------
--------------------  ------------------ ----------------  ------------------ -----------------
        $159,442          $195,218,225      $207,317,537        $83,133,071       $40,432,439
====================  ================== ================  ================== =================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted





                                                                                                 Equity
                                                                                                 Value
                                                                                              Division (1)
                                                                                            -----------------
                                                                                            -----------------
                                                                                                  2005
                                                                                            -----------------
                                                                                            -----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                                                 $       6,546
  Total realized gains (losses) on investments                                                        34,821
  Change in net unrealized appreciation or depreciation of investments                               (15,158)
                                                                                            -----------------
                                                                                            -----------------
Net increase (decrease) in net assets resulting from operations                                       26,209

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                                   1,545,224
  Administration charges                                                                                (573)
  Contingent sales charges                                                                              (108)
  Contract terminations                                                                               (3,225)
  Death benefit payments                                                                                   -
  Flexible withdrawal option payments                                                                 (1,679)
  Transfer payments to other contracts                                                               (54,848)
  Annuity payments                                                                                         -
                                                                                            -----------------
                                                                                            -----------------
Increase (decrease) in net assets from principal transactions                                      1,484,791
                                                                                            -----------------
                                                                                            -----------------
Total increase (decrease)                                                                          1,511,000

Net assets at beginning of period                                                                          -
                                                                                            -----------------
                                                                                            -----------------
Net assets at end of period                                                                       $1,511,000
                                                                                            =================

(1) Commenced operations April 1, 2005. (2) Commenced operations March 23, 2005.
(3) Commenced operations March 15, 2005.

See accompanying notes.













              Fidelity VIP                             Fidelity VIP                 Fidelity VIP        Fidelity VIP
              Equity-Income                               Growth                       Growth             Overseas
                 Service                                 Service                      Service             Service
                 Class 2                                  Class                       Class 2             Class 2
                Division                                 Division                   Division (2)        Division (3)
------------------------------------------  -----------------------------------  ------------------- -------------------
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
         2005                  2004               2005              2004                2005                2005
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------


   $     (70,588)         $     (134,972)      $    (370,688)   $    (490,455)       $     (5,931)      $     (53,381)
       1,957,131                 193,087          (2,091,900)      (1,651,702)                297               3,267
         543,923               3,846,760           3,944,207        2,783,528              45,884           1,371,933
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
       2,430,466               3,904,875           1,481,619          641,371              40,250           1,321,819


      16,009,135              26,067,626           3,849,771        7,098,817           1,286,274          11,768,680
          (7,822)                 (7,061)             (8,311)         (14,041)                (15)             (5,646)
         (52,470)                (33,689)            (45,929)         (56,463)               (143)             (1,119)
      (2,575,966)             (1,317,667)         (3,342,498)      (3,132,531)             (4,283)            (33,477)
        (159,120)                (23,185)            (73,823)        (127,213)                  -              (8,799)
        (487,764)               (320,939)           (455,142)        (506,265)               (150)            (23,776)
      (3,865,193)             (3,779,012)         (4,539,911)      (3,816,969)            (12,855)           (921,316)
               -                       -                   -                -                   -                   -
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
       8,860,800              20,586,073          (4,615,843)        (554,665)          1,268,828          10,774,547
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
      11,291,266              24,490,948          (3,134,224)          86,706           1,309,078          12,096,366

      48,616,288              24,125,340          41,372,519       41,285,813                   -                   -
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
     $59,907,554             $48,616,288         $38,238,295      $41,372,519          $1,309,078         $12,096,366
======================== =================  ================= =================  =================== ===================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                   Fidelity VIP II
                                                                                     Contrafund
                                                                                       Service
                                                                                        Class
                                                                                      Division
                                                                          ----------------------------------
                                                                          ----------------- ----------------
                                                                                2005             2004
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                               $  (1,098,190)   $    (799,771)
  Total realized gains (losses) on investments                                     549,941           73,905
  Change in net unrealized appreciation or depreciation of investments          14,314,763       10,309,229
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Net increase (decrease) in net assets resulting from operations                 13,766,514        9,583,363

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                25,822,964       21,741,998
  Administration charges                                                           (33,552)         (32,784)
  Contingent sales charges                                                         (87,565)         (92,816)
  Contract terminations                                                         (6,000,560)      (4,968,207)
  Death benefit payments                                                          (261,864)        (175,387)
  Flexible withdrawal option payments                                           (1,150,600)        (791,645)
  Transfer payments to other contracts                                          (8,564,511)      (4,307,660)
  Annuity payments                                                                       -                -
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Increase (decrease) in net assets from principal transactions                    9,724,312       11,373,499
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Total increase (decrease)                                                       23,490,826       20,956,862

Net assets at beginning of period                                               82,970,850       62,013,988
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Net assets at end of period                                                   $106,461,676      $82,970,850
                                                                          ================= ================

(1) Commenced operations March 11, 2005. (2) Commenced operations March 14,
2005. (3) Commenced operations April 1, 2005.
(4)      Represented the operations of Government Securities Division until November 21, 2005 name change.

See accompanying notes.













                                         Goldman Sachs      Goldman Sachs
  Fidelity VIP II    Fidelity VIP III    CORE Small Cap        Mid Cap                    Government
    Contrafund            Mid Cap         Equity Fund         Value Fund                    & High
      Service             Service           Service            Service                     Quality
      Class 2             Class 2           Class I            Class I                       Bond
   Division (1)        Division (2)       Division (3)       Division (2)                Division (4)
-------------------- ------------------ -----------------  -----------------  -----------------------------------
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
       2005                2005               2005               2005               2005              2004
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------


    $    (30,094)           $  (4,460)     $      (2,328)    $          313     $    9,113,411    $  10,759,253
           4,878                  354             80,927            252,331           (153,789)         844,420
         451,629               63,420            (66,473)          (154,098)        (7,154,995)      (4,830,862)
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
         426,413               59,314             12,126             98,546          1,804,627        6,772,811


       6,783,954              955,913          1,147,516          3,230,699         57,099,620       67,332,830
          (1,861)                 (59)                (3)               (12)           (86,623)        (103,514)
          (1,291)                (110)               (72)              (249)          (364,422)        (619,775)
         (38,609)              (3,289)            (2,166)            (7,458)       (30,056,065)     (34,368,771)
         (10,839)              (4,562)                 -                  -         (1,882,619)      (2,215,663)
         (13,687)                (929)                 -               (537)        (7,728,677)      (8,423,505)
        (241,970)              (9,716)           (11,625)           (49,402)       (38,498,416)     (63,592,482)
               -                    -                  -                  -                  -                -
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
       6,475,697              937,248          1,133,650          3,173,041        (21,517,202)     (41,990,880)
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
       6,902,110              996,562          1,145,776          3,271,587        (19,712,575)     (35,218,069)

               -                    -                  -                  -        306,511,732      341,729,801
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
      $6,902,110             $996,562         $1,145,776         $3,271,587       $286,799,157     $306,511,732
==================== ================== =================  =================  ================= =================






                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted






                                                                                       Growth
                                                                                      Division
                                                                           --------------------------------
                                                                           ---------------- ---------------
                                                                                2005             2004
                                                                           ---------------- ---------------
                                                                           ---------------- ---------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                               $     (484,271)  $    (988,750)
  Total realized gains (losses) on investments                                   (7,021,906)     (8,599,871)
  Change in net unrealized appreciation or depreciation of investments           18,191,234      18,400,651
                                                                           ---------------- ---------------
                                                                           ---------------- ---------------
Net increase (decrease) in net assets resulting from operations                  10,685,057       8,812,030

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                  7,997,375       9,358,765
  Administration charges                                                            (39,207)        (42,808)
  Contingent sales charges                                                         (150,202)       (178,166)
  Contract terminations                                                         (24,059,436)    (17,062,088)
  Death benefit payments                                                           (596,270)       (935,924)
  Flexible withdrawal option payments                                            (1,576,888)     (1,705,944)
  Transfer payments to other contracts                                           (6,054,382)     (6,610,653)
  Annuity payments                                                                        -               -
                                                                           ---------------- ---------------
                                                                           ---------------- ---------------
Increase (decrease) in net assets from principal transactions                   (24,479,010)    (17,176,818)
                                                                           ---------------- ---------------
                                                                           ---------------- ---------------
Total increase (decrease)                                                       (13,793,953)     (8,364,788)

Net assets at beginning of period                                               114,994,447     123,359,235
                                                                           ---------------- ---------------
                                                                           ---------------- ---------------
Net assets at end of period                                                    $101,200,494    $114,994,447
                                                                           ================ ===============

See accompanying notes












                                                                                       Janus Aspen
            International                                                                Mid Cap
              Emerging                            International                          Growth
               Markets                              SmallCap                         Service Shares
               Division                             Division                            Division
-------------------------------------- ------------------------------------ ----------------------------------
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
       2005                2004              2005               2004              2005              2004
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------


  $      (32,720)      $    (149,605)   $      (708,058)     $   (355,703)      $   (252,158)    $   (232,338)
      10,158,649           2,426,794          2,846,657           395,293            222,986          (67,783)
       3,497,252           3,339,174         19,453,336        15,787,464          1,755,995        3,102,550
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
      13,623,181           5,616,363         21,591,935        15,827,054          1,726,823        2,802,429


      27,318,469          16,470,390         26,030,408        19,984,701          1,786,952        2,750,726
         (11,467)             (7,574)           (33,312)          (31,203)            (6,410)          (7,508)
         (40,411)            (28,958)           (84,485)          (72,398)           (23,031)         (19,730)
      (2,551,229)         (1,068,841)        (5,948,626)       (4,088,483)        (1,078,285)        (877,107)
         (63,062)            (33,976)          (197,758)         (210,845)           (39,107)         (42,234)
        (398,451)           (238,826)          (646,486)         (505,358)          (105,081)         (96,028)
      (7,424,355)         (4,881,119)       (12,975,410)       (7,965,807)        (1,580,278)      (1,759,021)
               -                   -                  -                 -                  -                -
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
      16,829,494          10,211,096          6,144,331         7,110,607         (1,045,240)         (50,902)
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
      30,452,675          15,827,459         27,736,266        22,937,661            681,583        2,751,527

      32,241,228          16,413,769         74,477,515        51,539,854         17,664,606       14,913,079
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
     $62,693,903         $32,241,228       $102,213,781       $74,477,515        $18,346,189      $17,664,606
==================== ================= ================== ================= ================== ===============





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted




                                                                                      LargeCap
                                                                                       Blend
                                                                                      Division
                                                                          ---------------------------------
                                                                          ---------------- ----------------
                                                                               2005             2004
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                               $  (1,468,164) $    (157,300)
  Total realized gains (losses) on investments                                     546,753      4,086,261
  Change in net unrealized appreciation or depreciation of investments           4,879,243      2,619,320
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Net increase (decrease) in net assets resulting from operations                  3,957,832      6,548,281

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                51,631,602     39,667,580
  Administration charges                                                           (26,781)       (12,652)
  Contingent sales charges                                                         (76,909)       (75,066)
  Contract terminations                                                         (3,916,684)    (2,969,358)
  Death benefit payments                                                          (435,063)      (192,750)
  Flexible withdrawal option payments                                           (1,120,809)      (736,243)
  Transfer payments to other contracts                                          (8,212,523)    (6,092,293)
  Annuity payments                                                                       -              -
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Increase (decrease) in net assets from principal transactions                   37,842,833     29,589,218
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Total increase (decrease)                                                       41,800,665     36,137,499

Net assets at beginning of period                                               86,332,926     50,195,427
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Net assets at end of period                                                   $128,133,591    $86,332,926
                                                                          ================ ================

See accompanying notes












              LargeCap                            LargeCap
               Growth                              Stock                              LargeCap
               Equity                              Index                               Value
              Division                            Division                            Division
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
       2005              2004              2005              2004              2005              2004
                                                                        -------------------
-------------------------------------------------------------------------------------------------------------


    $   (225,126) $    (190,516)      $   (1,684,395) $       302,247      $  (1,255,711)   $     121,140
          43,739        (31,099)           1,070,226         (142,145)           810,694        1,195,154
         583,363        547,402            4,661,687        9,890,911          4,306,244        5,706,166
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
         401,976        325,787            4,047,518       10,051,013          3,861,227        7,022,460


       3,093,201      5,377,841           43,107,446       47,786,225         44,774,499       34,234,642
          (3,229)        (3,981)             (27,694)         (30,927)           (22,644)         (10,194)
         (20,926)       (21,320)            (122,170)        (126,703)           (66,907)         (52,089)
      (1,169,893)    (1,068,501)          (8,860,776)      (7,531,492)        (3,762,943)      (2,271,232)
         (35,771)       (65,334)            (367,700)        (509,747)          (345,183)         (78,924)
        (238,139)      (206,346)          (1,577,994)      (1,272,943)          (952,378)        (662,780)
      (1,459,657)    (1,563,489)         (28,699,968)     (15,152,996)        (8,523,366)      (5,487,532)
               -              -                    -                -                  -                -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
         165,586      2,448,870            3,451,144       23,161,417         31,101,078       25,671,891
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
         567,562      2,774,657            7,498,662       33,212,430         34,962,305       32,694,351

      18,252,582     15,477,925          127,189,870       93,977,440         74,816,680       42,122,329
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     $18,820,144    $18,252,582         $134,688,532     $127,189,870       $109,778,985      $74,816,680
=============================================================================================================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted





                                                                                       MidCap
                                                                                      Division
                                                                          ---------------------------------
                                                                          ---------------- ----------------
                                                                               2005             2004
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                              $   (3,873,409)$     (225,932)
  Total realized gains (losses) on investments                                  11,717,740     32,986,253
  Change in net unrealized appreciation or depreciation of investments          16,931,983     12,236,760
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Net increase (decrease) in net assets resulting from operations                 24,776,314     44,997,081

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                59,526,310     54,450,921
  Administration charges                                                          (156,432)      (165,820)
  Contingent sales charges                                                        (376,440)      (437,178)
  Contract terminations                                                        (40,454,130)   (33,333,841)
  Death benefit payments                                                        (1,388,604)    (1,783,765)
  Flexible withdrawal option payments                                           (3,706,703)    (3,038,639)
  Transfer payments to other contracts                                         (21,546,277)   (15,324,662)
  Annuity payments                                                                       -              -
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Increase (decrease) in net assets from principal transactions                   (8,102,276)       367,016
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Total increase (decrease)                                                       16,674,038     45,364,097

Net assets at beginning of period                                              322,650,061    277,285,964
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Net assets at end of period                                                   $339,324,099   $322,650,061
                                                                          ================ ================

See accompanying notes













               MidCap                              MidCap                              Money
               Growth                              Value                               Market
              Division                            Division                            Division
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------
       2005              2004              2005              2004              2005              2004
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------


   $    (689,415)  $    (612,234)       $ (1,073,726)   $    (627,053)   $     1,101,944  $      (383,950)
         643,728          23,555           2,378,591        7,159,221                  -                -
       5,870,968       4,992,053           6,041,151        3,813,251                  -                -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
       5,825,281       4,403,374           7,346,016       10,345,419          1,101,944         (383,950)


       7,814,560      12,147,010          37,541,464       28,231,408        162,414,404      216,491,963
         (11,195)        (12,862)            (20,480)         (10,900)           (41,581)         (47,436)
         (56,883)        (52,187)            (67,390)         (53,434)          (268,805)        (328,286)
      (3,592,508)     (2,458,090)         (4,783,714)      (2,722,454)       (31,469,933)     (29,446,767)
        (148,571)       (314,093)           (263,051)        (245,028)        (1,049,488)        (441,718)
        (521,690)       (492,098)         (1,036,072)        (542,514)        (2,338,433)      (2,657,970)
      (4,067,244)     (5,941,933)        (10,399,192)      (5,821,249)      (135,791,981)    (200,635,810)
               -               -                   -                -                  -                -
-------------------------------------------------------------------------------------------------------------
        (583,531)      2,875,747          20,971,565       18,835,829         (8,545,817)     (17,066,024)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
       5,241,750       7,279,121          28,317,581       29,181,248         (7,443,873)     (17,449,974)

      48,681,018      41,401,897          66,587,093       37,405,845         89,606,326      107,056,300
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     $53,922,768     $48,681,018         $94,904,674      $66,587,093      $  82,162,453    $  89,606,326
=============================================================================================================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted


                                                                                               Neuberger
                                                                                               Berman AMT
                                                                                                Fasciano
                                                                                                S Class
                                                                                              Division (1)
                                                                                            -----------------
                                                                                            -----------------
                                                                                                  2005
                                                                                            -----------------
                                                                                            -----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                                                     $  (2,978)
  Total realized gains (losses) on investments                                                         2,037
  Change in net unrealized appreciation or depreciation of investments                                16,103
                                                                                            -----------------
                                                                                            -----------------
Net increase (decrease) in net assets resulting from operations                                       15,162

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                                     629,670
  Administration charges                                                                                  (3)
  Contingent sales charges                                                                               (81)
  Contract terminations                                                                               (2,425)
  Death benefit payments                                                                                   -
  Flexible withdrawal option payments                                                                    (75)
  Transfer payments to other contracts                                                                (1,898)
  Annuity payments                                                                                         -
                                                                                            -----------------
                                                                                            -----------------
Increase (decrease) in net assets from principal transactions                                        625,188
                                                                                            -----------------
                                                                                            -----------------
Total increase (decrease)                                                                            640,350

Net assets at beginning of period                                                                          -
                                                                                            -----------------
                                                                                            -----------------
Net assets at end of period                                                                         $640,350
                                                                                            =================

(1) Commenced operations March 23, 2005. (2) Commenced operations April 18,
2005. (3) Commenced operations April 15, 2005. (4) Commenced operations March
11, 2005. (5) Commenced operations March 31, 2005.

See accompanying notes











     Neuberger                               Neuberger
    Berman AMT                              Berman AMT          Principal
    High Income          Neuberger           Socially            LifeTime
       Bond              Berman AMT         Responsive          Strategic
      S Class             Partners            I Class             Income
   Division (2)         Division (3)       Division (4)        Division (5)
--------------------  -----------------  ------------------  -----------------
--------------------  -----------------  ------------------  -----------------
       2005                 2005               2005                2005
--------------------  -----------------  ------------------  -----------------
--------------------  -----------------  ------------------  -----------------


    $     33,176           $       733          $  (3,474)       $    (27,801)
           3,148                   335              2,103               1,775
         (30,258)               26,575             31,440             158,136
--------------------  -----------------  ------------------  -----------------
--------------------  -----------------  ------------------  -----------------
           6,066                27,643             30,069             132,110


       1,047,612               870,052            765,889           5,413,476
               -                    (5)              (341)             (2,350)
             (43)                  (19)               (51)             (1,179)
          (1,273)                 (573)            (1,522)            (35,256)
               -                     -                  -                   -
          (3,486)                  (38)            (2,218)            (60,799)
        (163,229)              (12,723)           (18,661)                (72)
               -                     -                  -                   -
--------------------  -----------------  ------------------  -----------------
--------------------  -----------------  ------------------  -----------------
         879,581               856,694            743,096           5,313,820
--------------------  -----------------  ------------------  -----------------
--------------------  -----------------  ------------------  -----------------
         885,647               884,337            773,165           5,445,930

               -                     -                  -                   -
--------------------  -----------------  ------------------  -----------------
--------------------  -----------------  ------------------  -----------------
     $   885,647              $884,337           $773,165          $5,445,930
====================  =================  ==================  =================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                              Principal
                                                                                               LifeTime
                                                                                                 2010
                                                                                             Division (1)
                                                                                           -----------------
                                                                                           -----------------
                                                                                                 2005
                                                                                           -----------------
                                                                                           -----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                                                $     (57,359)
  Total realized gains (losses) on investments                                                        1,876
  Change in net unrealized appreciation or depreciation of investments                              335,949
                                                                                           -----------------
                                                                                           -----------------
Net increase (decrease) in net assets resulting from operations                                     280,466

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                                 12,646,396
  Administration charges                                                                             (8,296)
  Contingent sales charges                                                                             (863)
  Contract terminations                                                                             (25,813)
  Death benefit payments                                                                            (15,817)
  Flexible withdrawal option payments                                                               (58,655)
  Transfer payments to other contracts                                                              (37,067)
  Annuity payments                                                                                        -
                                                                                           -----------------
                                                                                           -----------------
Increase (decrease) in net assets from principal transactions                                    12,499,885
                                                                                           -----------------
                                                                                           -----------------
Total increase (decrease)                                                                        12,780,351

Net assets at beginning of period                                                                         -
                                                                                           -----------------
                                                                                           -----------------
Net assets at end of period                                                                     $12,780,351
                                                                                           =================

(1) Commenced operations March 14, 2005. (2) Commenced operations March 11,
2005. (3) Commenced operations March 22, 2005. (4) Commenced operations April 8,
2005. (5) Commenced operations April 18, 2005.

See accompanying notes















    Principal          Principal         Principal          Principal
     LifeTime           LifeTime          LifeTime          LifeTime
       2020               2030              2040              2050
   Division (2)       Division (3)      Division (4)      Division (5)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
       2005               2005              2005              2005
--------------------------------------------------------------------------
--------------------------------------------------------------------------


   $    (118,424)      $    (13,655)     $     (6,059)        $   (2,406)
           5,507              3,386             1,090                 48
         848,565             94,940            56,275             19,245
--------------------------------------------------------------------------
--------------------------------------------------------------------------
         735,648             84,671            51,306             16,887


      26,175,123          3,233,221         1,444,809            756,727
         (17,487)               (24)              (24)                 -
            (339)               (36)                -                  -
         (10,134)            (1,089)                -                  -
               -                  -                 -                  -
         (86,889)            (6,081)                -                  -
        (606,628)           (69,942)          (46,897)                 1
               -                  -                 -                  -
--------------------------------------------------------------------------
--------------------------------------------------------------------------
      25,453,646          3,156,049         1,397,888            756,728
--------------------------------------------------------------------------
--------------------------------------------------------------------------
      26,189,294          3,240,720         1,449,194            773,615

               -                  -                 -                  -
--------------------------------------------------------------------------
--------------------------------------------------------------------------
     $26,189,294         $3,240,720        $1,449,194           $773,615
==========================================================================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted




                                                                                      Real Estate
                                                                                      Securities
                                                                                       Division
                                                                            --------------------------------
                                                                            ---------------- ---------------
                                                                                 2005             2004
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Increase (decrease) in net assets from
Operations:
                                                                                            )$
  Net investment income (loss)                                                $   (1,690,858         820,856
  Total realized gains (losses) on investments                                     4,534,634      10,863,559
  Change in net unrealized appreciation or depreciation of investments            13,908,697      14,844,756
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Net increase (decrease) in net assets resulting from operations                   16,752,473      26,529,171

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                  36,441,344      42,261,720
  Administration charges                                                             (36,333)        (30,600)
  Contingent sales charges                                                          (137,763)       (128,990)
  Contract terminations                                                           (8,051,131)     (5,695,920)
  Death benefit payments                                                            (232,728)       (280,857)
  Flexible withdrawal option payments                                             (1,490,965)     (1,232,777)
  Transfer payments to other contracts                                           (25,263,440)    (16,813,874)
  Annuity payments                                                                         -               -
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Increase (decrease) in net assets from principal transactions                      1,228,984      18,078,702
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Total increase (decrease)                                                         17,981,457      44,607,873

Net assets at beginning of period                                                115,811,264      71,203,391
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Net assets at end of period                                                     $133,792,721    $115,811,264
                                                                            ================ ===============

(1)      Represented the operations of Limited Term Bond Division until November 21, 2005 name change.

See accompanying notes














             Short-Term                                                                SmallCap
                Bond                               SmallCap                             Growth
            Division (1)                           Division                            Division
-------------------------------------  ----------------------------------  ----------------------------------
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
       2005               2004               2005             2004               2005             2004
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------


   $     122,773      $    (547,318)       $   (902,834)   $   (748,025)       $   (601,543)   $   (568,995)
         (14,016)            13,803             944,344          85,593          (2,102,024)     (3,118,767)
         206,477            458,145           3,803,135      10,633,387           4,985,626       7,691,704
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
         315,234            (75,370)          3,844,645       9,970,955           2,282,059       4,003,942


      49,237,781         51,282,823          12,663,736      16,639,449           7,548,846      11,913,179
         (26,133)            (8,056)            (14,199)        (13,878)             (7,140)         (9,019)
         (86,189)           (45,268)            (63,516)        (61,123)            (51,282)        (61,072)
      (5,277,925)        (1,950,757)         (4,655,966)     (3,773,190)         (3,729,551)     (3,496,333)
        (240,359)          (156,738)           (133,597)        (85,171)           (112,852)       (179,175)
      (1,968,926)        (1,150,373)           (882,813)       (803,529)           (394,403)       (414,945)
     (14,939,228)       (13,827,296)         (6,733,904)     (5,326,721)         (5,384,370)     (6,778,237)
               -                  -                   -               -                   -               -
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
      26,699,021         34,144,335             179,741       6,575,837          (2,130,752)         974,398
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
      27,014,255         34,068,965           4,024,386      16,546,792             151,307        4,978,340

      54,514,886         20,445,921          66,830,107      50,283,315          46,544,082       41,565,742
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
     $81,529,141        $54,514,886         $70,854,493     $66,830,107         $46,695,389      $46,544,082
==================== ================  ================= ================  ================= ================






                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted




                                                                                      SmallCap
                                                                                        Value
                                                                                      Division
                                                                          ----------------------------------
                                                                          ----------------- ----------------
                                                                                2005             2004
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                               $  (1,142,554)    $   (792,627)
  Total realized gains (losses) on investments                                   2,553,049        7,392,858
  Change in net unrealized appreciation or depreciation of investments           2,740,416        6,471,081
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Net increase (decrease) in net assets resulting from operations                  4,150,911       13,071,312

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                31,112,444       22,959,553
  Administration charges                                                           (22,644)         (21,446)
  Contingent sales charges                                                         (80,735)         (88,734)
  Contract terminations                                                         (5,107,789)      (4,549,483)
  Death benefit payments                                                          (324,717)        (262,631)
  Flexible withdrawal option payments                                             (855,206)        (654,846)
  Transfer payments to other contracts                                         (11,791,879)      (8,665,180)
  Annuity payments                                                                       -                -
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Increase (decrease) in net assets from principal transactions                   12,929,474        8,717,233
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Total increase (decrease)                                                       17,080,385       21,788,545

Net assets at beginning of period                                               78,297,529       56,508,984
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Net assets at end of period                                                    $95,377,914      $78,297,529
                                                                          ================= ================

(1) Commenced operations April 20, 2005. (2) Commenced operations March 14,
2005.

See accompanying notes.














                                                     Templeton
   T. Rowe Price       T. Rowe Price                   Growth
     Blue Chip             Health                    Securities
     Growth II            Science                     Class 2
   Division (1)         Division (2)                  Division
--------------------  -----------------  -----------------------------------
--------------------  -----------------  ------------------ ----------------
       2005                 2005               2005              2004
--------------------  -----------------  ------------------ ----------------
--------------------  -----------------  ------------------ ----------------


      $   (2,321)           $   (2,119)     $       4,826    $       4,057
           2,769                 1,933             39,915           10,940
          23,847                40,301            118,794          207,060
--------------------  -----------------  ------------------ ----------------
--------------------  -----------------  ------------------ ----------------
          24,295                40,115            163,535          222,057


         682,192               540,074            616,293          691,101
               -                  (151)                 -                -
            (339)                 (114)              (781)            (349)
         (10,143)               (3,402)          (205,972)         (92,241)
               -                     -             (5,327)          (5,711)
            (141)                 (459)           (23,539)         (14,321)
         (52,037)              (25,435)          (108,350)        (142,394)
               -                     -                  -                -
--------------------  -----------------  ------------------ ----------------
--------------------  -----------------  ------------------ ----------------
         619,532               510,513            272,324          436,085
--------------------  -----------------  ------------------ ----------------
--------------------  -----------------  ------------------ ----------------
         643,827               550,628            435,859          658,142

               -                     -          1,851,542        1,193,400
--------------------  -----------------  ------------------ ----------------
--------------------  -----------------  ------------------ ----------------
        $643,827              $550,628         $2,287,401       $1,851,542
====================  =================  ================== ================





                        Principal Life Insurance Company
                               Separate Account B

                          Notes to Financial Statements

                                December 31, 2005

1. Investment and Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal
Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2005, contractholder investment options include the following open-end management investment companies:

Principal Variable Contracts Fund, Inc. (15)          AIM V.I. Basic Value Fund - Series I (11)
   Asset Allocation Account                           AIM V.I. Core Equity Fund - Series I
   Balanced Account                                   AIM V.I. Dynamics Fund - Series I
   Bond Account                                       AIM V.I. Global Health Care Fund - Series I,
   Capital Value Account                                formerly AIM V.I. Health Sciences Fund until
   Diversified International Account, formerly          November 21, 2005 name change
     International Account until May 1, 2005          AIM V.I. Growth Fund - Series I
     name change                                      AIM V.I. Premier Equity Fund - Series I
   Equity Growth Account                              AIM V.I. Small Cap Equity Fund - Series I (7)
   Equity Income Account                              AIM V.I. Small Company Growth Fund - Series I
   Equity Value Account (9)                           AIM V.I. Technology Fund - Series I
   Government & High Quality Bond Account,            Alliance Bernstein VP Series Fund, Inc:
     formerly Government Securities Account Small Cap Growth Portfolio - Class A
     (12) until November 21, 2005 name change American Century Variable
     Portfolios, Inc:
   Growth Account                                       VP Income  & Growth Fund - I
   International Emerging Markets Account               VP Inflation Protection Fund - II (4)
   International SmallCap Account                       VP Ultra Fund - I
   LargeCap Blend Account                               VP Ultra Fund - II (1)
   LargeCap Growth Equity Account                       VP Value Fund - II
   LargeCap Stock Index Account                         VP Vista Fund - I (1)
   LargeCap Value Account                             Dreyfus Investment Portfolios:
   MidCap Account                                       Founders Discovery Portfolio - Initial Shares
   MidCap Growth Account                                Technology Growth Portfolio - Service Class (14)
   MidCap Value Account                               Fidelity Variable Insurance Products Fund:
   Money Market Account                                 Equity-Income Portfolio - SC2
   Principal LifeTime Strategic Income Account (8)      Growth Portfolio - SC
   Principal LifeTime 2010 Account (2)                  Growth Portfolio - SC2 (6)
   Principal LifeTime 2020 Account (1)                  Overseas Portfolio - SC2 (3)
   Principal LifeTime 2030 Account (5)                Fidelity Variable Insurance Products Fund II:
   Principal LifeTime 2040 Account (10)                 Contrafund Portfolio - SC
   Principal LifeTime 2050 Account (13)                 Contrafund Portfolio - SC2 (1)
   Real Estate Securities Account                     Fidelity Variable Insurance Products Fund III:
   Short-Term Bond Account, formerly Limited            Mid Cap Portfolio - SC2 (2)
     Term Bond Account until                          Franklin Templeton VIP Trust:
     November 21, 2005 name change                      Templeton Growth Securities Fund - Class 2
   SmallCap Account                                   Goldman Sachs Variable Insurance Trust:
   SmallCap Growth Account                              CORE Small Cap Equity Fund - SC I (9)
   SmallCap Value Account                               Mid Cap Value Fund - SC I (2)







                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



1. Investment and Accounting Policies

   Janus Aspen Series Mid Cap Growth Portfolio Neuberger Berman AMT Partners Portfolio - I Class Neuberger Berman AMT Fasciano Portfolio - S (12) Class
   (6) Neuberger Berman AMT Socially Responsive Portfolio Neuberger Berman AMT High Income Bond - I Class (1) Portfolio - S Class (13) T. Rowe Price Blue Chip Growth Portfolio - II (14)
                                                       T. Rowe Price Health
Sciences Portfolio - II (2)


(1)      Commenced operations March 11, 2005
(2)      Commenced operations March 14, 2005
(3)      Commenced operations March 15, 2005
(4)      Commenced operations March 21, 2005
(5)      Commenced operations March 22, 2005
(6)      Commenced operations March 23, 2005
(7)      Commenced operations March 28, 2005
(8)      Commenced operations March 31, 2005
(9)      Commenced operations April 1, 2005
(10)     Commenced operations April 8, 2005
(11)     Commenced operations April 12, 2005
(12)     Commenced operations April 15, 2005
(13)     Commenced operations April 18, 2005
(14)     Commenced operations April 20, 2005
(15)     Organized by Principal Life Insurance Company

Investments are stated at the closing net asset values per share on December 31, 2005.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Separate Account B supports the following variable annuity contracts of Principal Life: Bankers Flexible Annuity; Pension Builder Plus; Pension Builder Plus - Rollover IRA; Personal Variable; Premier Variable; Principal Freedom Variable Annuity; The Principal Variable Annuity; The Principal Variable Annuity with Purchase Payment Credit Rider, Principal Investment Plus Variable Annuity, Principal Investment Plus Variable Annuity, and Principal Investment Plus Variable Annuity with Purchase Rider. Principal Life no longer accepts contributions for Bankers Flexible Annuity Contracts, Pension Builder Plus Contracts and Pension Builder Plus-Rollover IRA Contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses.

Pension Builder Plus and Pension Builder Plus - Rollover IRA Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the number of participants under the retirement plan and their participant investment account value.

Personal Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $34 for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The Contractholder must also pay contract administration charges. The annual charge ranges from a minimum charge of $2,150 to $7,725 plus 0.03% of account values greater than $30,000,000. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Freedom Variable Annuity - Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

The Principal Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. Effective November 27, 2000, Principal Life added a purchase payment credit rider to the contract, at an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value.

The Principal Investment Plus Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. An optional premium payment credit rider can be added to the product at an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value.

In addition, during the year ended December 31, 2005, management fees were paid indirectly to Principal Management Corporation, (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are based on an annual rate of 0.35% of the average daily net assets of the

LargeCap Stock Index Account and 1% of the average daily net assets of the LargeCap Growth Equity Account, and 0.12% of the average daily net assets of the Principal LifeTime Accounts.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million:

                                      Account                                            Fee Range
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Bond, Government & High Quality Bond, Money Market, Short-Term Bond
                                                                                        0.50% - 0.30%
   Balanced, Equity Income                                                               0.60 - 0.40
   MidCap                                                                                0.65 - 0.45
   Asset Allocation, Equity Growth                                                       0.80 - 0.60
   SmallCap                                                                              0.85 - 0.65
   MidCap Growth, Real Estate Securities                                                 0.90 - 0.70
   SmallCap Growth                                                                       1.00 - 0.80
   SmallCap Value                                                                        1.10 - 0.90
   International SmallCap                                                                1.20 - 1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first
$250 million of net asset value to net asset values of over $1 billion:

                                   Account                                             Fee Range
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Capital Value, Growth                                                                0.60% - 0.40%
LargeCap Blend, LargeCap Value                                                        0.75 - 0.55
Diversified International                                                             0.85 - 0.65
MidCap Value                                                                          1.05 - 0.85
International Emerging Markets                                                        1.25 - 1.05





2. Expenses and Related Party Transactions (continued)

The investment advisory and management fees for the LargeCap Growth Equity Account and LargeCap Stock Index Account are based on an annual rate of the average daily net assets, which are fixed at 1% and 0.35%, respectively. Additionally, investment advisory and management fees are computed at the annual rate of .1225% of the average daily net assets of the Principal LifeTime Accounts.

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2005:

Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Basic Value Series I Division:
      Principal Investment Plus Variable Annuity                         $    72,484        $    16,973
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                        94,973                253

   AIM V.I. Core Equity Series I Division:
      The Principal Variable Annuity                                       1,888,153          6,392,902
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         865,974          1,030,200

   AIM V.I. Dynamics Series I Division:
      The Principal Variable Annuity                                         326,320            559,043
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         255,602            248,079

   AIM V.I. Global Health Care Division:
      The Principal Variable Annuity                                       1,231,088          2,281,765
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         710,324            943,860

   AIM V.I. Growth Series I Division:
      The Principal Variable Annuity                                         795,252          3,957,537
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         218,802            504,171
4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Premier Equity Series I Division:
      The Principal Variable Annuity                                     $ 1,393,027         $5,307,127
      The Principal Variable Annuity With Purchase
         Payment Credit Rider                                                407,976            870,961

   AIM V.I. Small Cap Equity Series I Division:
      Principal Investment Plus Variable Annuity                              72,989              1,957
      Principal Investment Plus Variable Annuity With   Purchase
        Rider                                                                 82,331                  -

   AIM V.I. Small Company Growth Series I Division:
      The Principal Variable Annuity                                         550,915            769,843
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         276,838            206,143

   AIM V.I. Technology Series I Division:
      The Principal Variable Annuity                                         659,360          1,351,536
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         878,819            775,688

   Alliance Bernstein Small Cap Growth Division:
      Principal Investment Plus Variable Annuity                             335,225            135,227
      Principal Investment Plus Variable Annuity With
         Purchase Rider                                                       45,865                  -

   American Century VP Income & Growth Class I Division:
      Principal Freedom Variable Annuity                                   1,839,854          1,256,177
      The Principal Variable Annuity                                       3,489,178          4,131,411
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,530,962            984,270

   American Century VP Inflation Protection Class II
      Division:
      Principal Investment Plus Variable Annuity                          13,765,787          1,119,570
      Principal Investment Plus Variable Annuity With
         Purchase Rider                                                    6,273,691            497,197

   American Century VP Ultra Class I Division:
      Principal Variable Annuity                                           1,273,498          1,516,882
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       592,979            664,925





4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   American Century VP Ultra Class II Division:
      Principal Investment Plus Variable Annuity                         $10,989,992        $ 1,060,937
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     5,419,122            312,642

   American Century VP Value Class II Division:
      The Principal Variable Annuity                                      11,675,975          4,483,540
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               6,082,105          1,399,926

   American Century VP Vista Class I Division:
      Principal Investment Plus Variable Annuity                             330,374            136,351
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                        96,630                 66

   Asset Allocation Division:
      Premier Variable                                                        30,913             32,368
      The Principal Variable Annuity                                       7,352,477         17,073,756
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               3,017,191          1,785,694
      Principal Investment Plus Variable Annuity                           1,533,064             39,976
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       580,315             57,864

   Balanced Division:
      Personal Variable                                                      261,259          1,512,009
      Premier Variable                                                     1,317,281          5,670,029
      The Principal Variable Annuity                                       7,058,898         18,267,484
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               3,757,674          1,847,638

   Bond Division:
      Personal Variable                                                      186,303            951,417
      Premier Variable                                                     1,902,576          5,437,663
      Principal Freedom Variable Annuity                                   4,921,192          2,818,760
      The Principal Variable Annuity                                      38,098,211         37,738,247
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              18,349,713          9,973,378
      Principal Investment Plus Variable Annuity                          19,628,141          1,666,271
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     9,111,030            574,739





4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Capital Value Division:
      Bankers Flexible Annuity                                      $            267      $     620,433
      Pension Builder Plus                                                    34,936            455,245
      Pension Builder Plus - Rollover IRA                                      8,846             76,893
      Personal Variable                                                      211,306          2,120,224
      Premier Variable                                                     2,051,482         10,184,314
      Principal Freedom Variable Annuity                                   2,273,674          1,474,332
      The Principal Variable Annuity                                      11,618,627         33,205,208
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               3,346,302          3,262,333
      Principal Investment Plus Variable Annuity                           2,055,578             33,112
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       795,581             40,465

   Diversified International Division:
      Personal Variable                                                      256,643          1,397,229
      Premier Variable                                                     1,824,272          4,448,794
      Principal Freedom Variable Annuity                                   3,416,046          1,853,453
      The Principal Variable Annuity                                      26,107,712         30,247,326
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              10,470,380          6,552,231
      Principal Investment Plus Variable Annuity                           3,747,728            234,955
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     1,317,705            104,723

   Dreyfus IP Founders Discovery Initial Shares Division:
      The Principal Variable Annuity                                       2,819,127          1,297,195
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,472,312            594,138

   Dreyfus IP Technology Service Class Division:
      Principal Investment Plus Variable Annuity                             127,458             12,596
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                        38,874                  -






    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Equity Growth Division:
      Premier Variable                                                $       38,278      $     124,828
      The Principal Variable Annuity                                      11,052,158         39,140,824
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       4,077,717          3,173,659
      Principal Investment Plus Variable Annuity                           1,138,213             44,631
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       535,258             49,872

   Equity Income Division:
      Premier Variable                                                        19,892             22,782
      The Principal Variable Annuity                                       9,922,992          7,140,741
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               4,897,516          2,217,013
      Principal Investment Plus Variable Annuity                          24,325,782          2,287,716
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                    11,063,249            819,608

   Equity Value Division:
      Principal Investment Plus Variable Annuity                           1,058,326              1,452
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       534,530             66,330

   Fidelity VIP Equity - Income Service Class 2 Division:
      The Principal Variable Annuity                                      11,158,392          5,563,430
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               5,586,879          2,313,799
      Principal Investment Plus Variable Annuity                           1,089,854             33,991
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       641,652             18,384

   Fidelity VIP Growth Service Class Division:
      The Principal Variable Annuity                                       3,065,360          8,053,636
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                 936,853            935,108

   Fidelity VIP Growth Service Class 2 Division:
      Principal Investment Plus Variable Annuity                             652,371              7,838
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       633,903             15,539









4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Fidelity VIP Overseas Service Class 2 Division:
      Principal Investment Plus Variable Annuity                        $  7,825,105       $    761,617
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     3,943,575            285,897

   Fidelity VIP II Contrafund Service Class Division:
      The Principal Variable Annuity                                      20,784,154         14,315,462
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               5,229,861          3,056,510

   Fidelity VIP II Contrafund Service Class 2 Division:
      Principal Investment Plus Variable Annuity                           5,399,039            183,016
      Principal Investment Plus Variable Annuity With Purchase
        Rider                                                              1,384,915            155,335

   Fidelity VIP III Mid Cap Service Class 2 Division:
      Principal Investment Plus Variable Annuity                             483,759             13,705
      Principal Investment Plus Variable Annuity With Purchase
        Rider                                                                472,154              9,420

   Goldman Sachs CORE Small Cap Equity Fund Service Class I
      Division:
      Principal Investment Plus Variable Annuity                             812,384              1,426
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       417,851             16,943

   Goldman Sachs Mid Cap Value Fund Service Class I
      Division:
      Principal Investment Plus Variable Annuity                           2,237,744             43,072
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     1,260,300             29,315










4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Government & High Quality Bond Division:
      Pension Builder Plus                                             $      11,033      $      62,780
      Pension Builder Plus - Rollover IRA                                      2,349              3,057
      Personal Variable                                                      172,808          1,173,935
      Premier Variable                                                     1,512,194          5,888,751
      Principal Freedom Variable Annuity                                   3,118,442          1,253,032
      The Principal Variable Annuity                                      36,856,335         54,817,669
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              18,965,329         18,922,165
      Principal Investment Plus Variable Annuity                           7,102,380            371,346
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     2,495,122            147,048

   Growth Division:
      Personal Variable                                                      318,345          2,078,916
      Premier Variable                                                     1,912,635          9,142,198
      The Principal Variable Annuity                                       5,034,142         21,641,495
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                 931,308            861,811
      Principal Investment Plus Variable Annuity                             388,744             11,068
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       188,280              1,247

   International Emerging Markets Division:
      Premier Variable                                                       361,428            316,195
      The Principal Variable Annuity                                      24,516,765          7,989,516
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               8,474,585          2,681,163
      Principal Investment Plus Variable Annuity                           2,873,097             57,915
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     1,466,068             76,043

   International SmallCap Division:
      Premier Variable                                                       201,667            137,952
      The Principal Variable Annuity                                      17,075,261         17,155,729
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               4,998,179          3,136,495
      Principal Investment Plus Variable Annuity                           3,508,665            493,810
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     1,527,268            129,099

4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Janus Aspen Mid Cap Growth Service Shares Division:
      The Principal Variable Annuity                                    $  1,161,368       $  2,012,466
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         625,584          1,071,884

   LargeCap Blend Division:
      The Principal Variable Annuity                                      18,387,376          9,654,077
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       8,245,155          3,456,612
      Principal Investment Plus Variable Annuity                          17,609,741          1,707,438
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     7,759,461            450,270

   LargeCap Growth Equity Division:
      Premier Variable                                                        41,634             17,430
      Principal Freedom Variable Annuity                                     794,020            405,339
      The Principal Variable Annuity                                       1,407,781          1,800,680
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         878,071            957,597

   LargeCap Stock Index Division:
      Premier Variable                                                       343,375            329,919
      Principal Freedom Variable Annuity                                   4,855,090          4,254,807
      The Principal Variable Annuity                                      24,901,443         28,409,996
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               7,357,993          7,315,933
      Principal Investment Plus Variable Annuity                           4,029,134            902,685
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     1,652,756            159,702

   LargeCap Value Division:
      The Principal Variable Annuity                                      17,801,024         10,695,636
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,164,887          2,774,549
      Principal Investment Plus Variable Annuity                          14,470,558          1,072,588
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     6,793,467            397,233



    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   MidCap Division:
      Personal Variable                                                $     332,305       $  2,209,348
      Premier Variable                                                     2,290,981          9,571,490
      Principal Freedom Variable Annuity                                   2,466,665          1,486,326
      The Principal Variable Annuity                                      31,931,341         49,518,611
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      11,465,673          7,618,765
      Principal Investment Plus Variable Annuity                          11,343,294          1,069,091
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     5,076,163            330,029

   MidCap Growth Division:
      Premier Variable                                                       118,277            109,147
      Principal Freedom Variable Annuity                                     424,355            286,223
      The Principal Variable Annuity                                       4,543,740          6,751,946
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,758,375          1,890,330
      Principal Investment Plus Variable Annuity                             748,700             23,572
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       221,113             26,288

   MidCap Value Division:
      Premier Variable                                                       321,410            287,690
      Principal Freedom Variable Annuity                                   3,506,068          1,684,184
      The Principal Variable Annuity                                      17,579,691         11,705,297
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,320,760          2,841,963
      Principal Investment Plus Variable Annuity                           8,066,945            929,281
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     3,485,687            195,210











4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   Money Market Division:
      Pension Builder Plus                                           $         5,729     $       11,525
      Pension Builder Plus - Rollover IRA                                        193                118
      Personal Variable                                                    1,080,931          2,006,273
      Premier Variable                                                     6,362,617          8,341,341
      Principal Freedom Variable Annuity                                  16,326,807         16,637,960
      The Principal Variable Annuity                                      89,512,569         96,359,689
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      37,350,699         39,385,902
      Principal Investment Plus Variable Annuity                           6,294,587          4,114,266
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     7,642,718          5,163,649

   Neuberger Berman AMT Fasciano S Class Division:
      Principal Investment Plus Variable Annuity                             386,816              4,176
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       244,734              3,284

   Neuberger Berman AMT High Income Bond S Class Division:
      Principal Investment Plus Variable Annuity                             475,798             73,316
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       614,091             99,947

   Neuberger Berman AMT Partners Division:
      Principal Investment Plus Variable Annuity                             539,415             11,502
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       334,473              4,872

   Neuberger Berman AMT Socially Responsive I Class Division:
      Principal Investment Plus Variable Annuity                             648,390             16,566
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       118,729              9,701

   Principal LifeTime Strategic Income Division:
      Principal Investment Plus Variable Annuity                           4,926,619            121,730
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       486,857              5,727


4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Principal LifeTime 2010 Division:
      Principal Investment Plus Variable Annuity                         $10,148,064       $    158,938
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     2,498,332             44,932

   Principal LifeTime 2020 Division:
      Principal Investment Plus Variable Annuity                          19,333,603            770,414
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     6,841,520             69,487

   Principal LifeTime 2030 Division:
      Principal Investment Plus Variable Annuity                           2,215,504             90,798
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     1,017,717                 29

   Principal LifeTime 2040 Division:
      Principal Investment Plus Variable Annuity                           1,056,240                  -
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       388,569             52,980

   Principal LifeTime 2050 Division:
      Principal Investment Plus Variable Annuity                             310,811                779
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       445,916              1,626

   Real Estate Securities Division:
      Premier Variable                                                       401,352            458,068
      The Principal Variable Annuity                                      22,799,295         27,673,601
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      10,371,600          8,277,209
      Principal Investment Plus Variable Annuity                           2,453,022            427,564
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     1,481,645             94,596








4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Short-Term Bond Division:
      Principal Freedom Variable Annuity                                $  1,985,187       $  1,099,815
      The Principal Variable Annuity                                      14,200,684         12,777,642
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,786,247          6,755,776
      Principal Investment Plus Variable Annuity                          18,137,415          1,603,278
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     9,164,578          1,215,806

   SmallCap Division:
      Premier Variable                                                       150,817            102,000
      Principal Freedom Variable Annuity                                   2,290,889          1,083,820
      The Principal Variable Annuity                                       6,646,116          9,691,331
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               3,590,059          2,523,823

   SmallCap Growth Division:
      Premier Variable                                                        57,634             35,377
      Principal Freedom Variable Annuity                                     192,552            301,062
      The Principal Variable Annuity                                       5,120,478          8,623,892
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               1,185,402          1,250,780
      Principal Investment Plus Variable Annuity                             630,060             14,702
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       362,720             55,328

   SmallCap Value Division:
      Premier Variable                                                       152,034            177,442
      The Principal Variable Annuity                                      15,041,388         14,915,667
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               5,248,134          3,465,062
      Principal Investment Plus Variable Annuity                           8,338,378            590,220
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     3,477,565            215,473

   T. Rowe Price Blue Chip Growth II Division:
      Principal Investment Plus Variable Annuity                             414,507             39,295
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       268,341             26,342


4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   T. Rowe Price Health Science Division:
      Principal Investment Plus Variable Annuity                            $429,040          $  24,554
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       111,034              7,126

   Templeton Growth Securities Class 2 Division:
      Principal Freedom Variable Annuity                                     638,495            361,345











5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:


                                                       2005                             2004
                                           ------------------------------ ---------------------------------
                                           ------------------------------ ---------------------------------
Division                                      Purchased      Redeemed         Purchased       Redeemed
------------------------------------------------------------------------- ---------------------------------
AIM V.I. Basic Value Series I Division:
   Principal Investment Plus Variable
     Annuity                                        6,367        1,480                -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                    8,343           22                -               -


   The Principal Variable Annuity                 182,189      700,618           354,553          817,932
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                 83,559      112,903           135,592          129,316

AIM V.I. Dynamics Series I Division:
   The Principal Variable Annuity                  39,509       64,943           163,080          134,942
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                 30,947       28,819            31,404           27,649

AIM V.I. Global Health Care Division:
   The Principal Variable Annuity                 125,963      216,628           318,696          220,980
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                 72,679       89,609           137,502           84,784

AIM V.I. Growth Series I Division:
   The Principal Variable Annuity                 136,065      635,097           281,364          652,678
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                 37,436       80,908            92,302           86,792







5. Changes in Units Outstanding (continued)

                                                              2005                              2004
                                                                          ---------------------------------
                                           ------------------------------ ---------------------------------
Division                                        Purchased        Redeemed      Purchased         Redeemed
------------------------------------------------------------------------- ---------------------------------
------------------------------------------------------------------------- ---------------------------------

AIM V.I. Premier Equity Series I
   Division:
   The Principal Variable Annuity                 161,364      666,467           336,593          733,087
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                 47,259      109,375           182,812          117,001

AIM V.I. Small Cap Equity Series I
   Division:
   Principal Investment Plus Variable
     Annuity                                        6,198           85                 -                -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                    6,992            -                 -                -

AIM V.I. Small Company Growth Series I
   Division:
   The Principal Variable Annuity                  67,178       88,661           184,406           95,733
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                 33,757       23,741            83,074           41,738

AIM V.I. Technology Series I Division:
   The Principal Variable Annuity                 127,135      249,894           596,839          487,088
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                169,450      143,422           138,709           67,786

Alliance Bernstein Small Cap Growth
   Division:
   Principal Investment Plus Variable
     Annuity                                       28,175       10,498                 -                -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                    3,855            -                 -                -





5. Changes in Units Outstanding (continued)

                                                              2005                           2004
                                           ------------------------------ ---------------------------------
                                           ------------------------------ ---------------------------------
Division                                        Purchased       Redeemed       Purchased        Redeemed
------------------------------------------------------------------------- ---------------------------------
------------------------------------------------------------------------- ---------------------------------

American Century VP Income & Growth
   Class I Division:
   Principal Freedom Variable Annuity             167,505        117,550         262,575          87,133
   The Principal Variable Annuity                 307,300        372,721         548,052         251,773
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                134,835         88,797         242,451         103,148

American Century VP Inflation
   Protection Class II Division:
   Principal Investment Plus Variable
     Annuity                                    1,331,568        104,648               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  606,856         46,474               -               -

American Century VP Ultra Class I
   Division:
   The Principal Variable Annuity                 141,195        155,232         354,943         222,476
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                 65,745         68,046         149,195          64,741

American Century VP Ultra Class II
   Division:
   Principal Investment Plus Variable
     Annuity                                    1,004,732         93,547               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  495,430         27,567               -               -

American Century VP Value Class II
   Division:
   The Principal Variable Annuity                 776,851        340,667       1,266,575         269,289
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                404,667        106,369         593,240          82,950




                                                              2005                               2004
                                           ------------------------------ ---------------------------------
                                           ------------------------------ ---------------------------------
Division                                        Purchased       Redeemed       Purchased         Redeemed
------------------------------------------------------------------------- ---------------------------------
------------------------------------------------------------------------- ---------------------------------
American Century VP Vista Class I
   Division:
   Principal Investment Plus Variable
     Annuity                                       27,608         10,521               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                    8,075              5               -               -

Asset Allocation Division:
   Premier Variable                                25,009         28,316          76,016          13,831
   The Principal Variable Annuity                 311,479        780,567         475,585         704,990
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                127,820         81,637         219,241         123,064
   Principal Investment Plus Variable
     Annuity                                       73,834          1,800               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   27,948          2,606               -               -

Balanced Division:
    Personal Variable                             113,041        805,381         315,711         649,413
    Premier Variable                              584,600      2,936,302       1,074,591       2,211,407
    The Principal Variable Annuity                308,236        956,929         591,873       1,127,292
    The Principal Variable Annuity With
     Purchase Payment Credit Rider                164,084         96,787         259,161         114,288

Bond Division:
   Personal Variable                               70,149        484,266         247,679         595,968
   Premier Variable                               805,392      2,707,154       1,176,207       1,587,557
   Principal Freedom Variable Annuity             330,448        205,777         479,733         172,706
   The Principal Variable Annuity               1,716,617      1,944,452       2,390,832       2,504,357
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                826,795        513,875       1,184,907         645,641
   Principal Investment Plus Variable
     Annuity                                    1,086,923         87,119               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  504,530         30,050               -               -




                                                               2005                           2004
                                           ------------------------------ ---------------------------------
                                           ------------------------------ ---------------------------------
Division                                        Purchased       Redeemed       Purchased        Redeemed
------------------------------------------------------------------------- ---------------------------------
------------------------------------------------------------------------- ---------------------------------
Capital Value Division:
   Bankers Flexible Annuity                             -         18,260               -          15,850

   Pension Builder Plus                             6,059         70,218             921         164,554
   Pension Builder Plus - Rollover IRA              1,203          9,977             213          10,706
   Personal Variable                               75,619        731,236         303,358         812,061
   Premier Variable                               695,815      3,461,397       1,134,437       1,790,038
   Principal Freedom Variable Annuity             229,404        144,972         299,544          63,711
   The Principal Variable Annuity                 491,072      1,308,505         700,237       1,309,568
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                141,435        128,558         250,207         109,346
   Principal Investment Plus Variable
     Annuity                                       85,022          1,209               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   32,906          1,478               -               -

Diversified International Division:
   Personal Variable                              126,349        720,719               -         311,006
   Premier Variable                               861,323      2,176,234         791,854       1,206,254
   Principal Freedom Variable Annuity             306,312        166,825       1,407,460       1,227,383
   The Principal Variable Annuity               1,355,902      1,527,468       1,837,351       1,354,894
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               543,778        330,883         900,680         243,135
   Principal Investment Plus Variable
      Annuity                                     195,587         11,156               -               -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                  68,768          4,972               -               -

Dreyfus IP Founders Discovery Initial
   Shares Division:
   The Principal Variable Annuity                 351,335        143,259         600,847         120,260
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                183,487         65,615         299,565          46,439

Dreyfus IP Technology Service Class
   Division:
   Principal Investment Plus Variable
     Annuity                                       11,135          1,049               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                    3,396              -               -               -
5. Changes in Units Outstanding (continued)

                                                               2005                            2004
                                           -------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased       Redeemed        Purchased       Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

Equity Growth Division:
   Premier Variable                                40,897        135,796           117,984        41,789
   The Principal Variable Annuity                 421,473      1,386,045           711,412     1,517,077
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                155,503        112,385           257,740       111,441
   Principal Investment Plus Variable
     Annuity                                       41,826          1,574                 -             -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   19,669          1,759                 -             -

Equity Income Division:
   Premier Variable                                20,287         23,560            80,399        16,345
   The Principal Variable Annuity                 895,163        596,865           985,184       473,368
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               441,810        185,311           451,206       152,003
   Principal Investment Plus Variable
      Annuity                                   2,150,107        195,697                 -             -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                 977,858         70,111                 -             -

Equity Value Division:
   Principal Investment Plus Variable
     Annuity                                       92,205            119                 -             -
   Principal Investment Plus Variable
     Annuity with Purchase Rider                   46,570          5,429                 -             -

Fidelity VIP Equity - Income Service
      Class 2 Division:
   The Principal Variable Annuity                 854,692        448,302         1,617,997       362,830
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               427,935        186,446           880,794       162,533
   Principal Investment Plus Variable
      Annuity                                      96,818          2,495                 -             -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                  57,001          1,349                 -             -





5. Changes in units Outstanding (continued)

                                                              2005                                2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased       Redeemed        Purchased       Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

Fidelity VIP Growth Service Class
    Division:
   The Principal Variable Annuity                 376,691        967,849          628,967        860,011
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               115,127        112,377          287,586        139,574

Fidelity VIP Growth Service Class 2
   Division:
   Principal Investment Plus Variable
     Annuity                                       59,039            530                -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   57,368          1,051                -              -

Fidelity VIP Overseas Service Class 2
   Division:
   Principal Investment Plus Variable
     Annuity                                      641,857         60,859                -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  323,473         22,845                -              -

Fidelity VIP II Contrafund Service Class
    Division:
   The Principal Variable Annuity               1,703,115      1,086,838        1,550,389        852,523
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               428,550        232,052          511,946        133,461

Fidelity VIP II Contrafund Service Class
    2 Division:
   Principal Investment Plus Variable
      Annuity                                     440,469         13,893                -              -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                 112,985         11,791                -              -

Fidelity VIP III Mid Cap Service Class 2
    Division:
   Principal Investment Plus Variable
      Annuity                                      36,744            831                -              -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                  35,863            571                -              -

5. Changes in Units Outstanding (continued)

                                                              2005                            2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased       Redeemed        Purchased       Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

Goldman Sachs CORE Small Cap Equity Fund
   Service Class I Division:
   Principal Investment Plus Variable
     Annuity                                       63,166             90                -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   32,490          1,071                -              -

Goldman Sachs Mid Cap Value Fund Service
   Class I Division:
   Principal Investment Plus Variable
     Annuity                                      165,089          2,858                -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   92,978          1,945                -              -

Government & High Quality Bond Division:
   Pension Builder Plus                               304         21,855              435         24,455
   Pension Builder Plus - Rollover IRA                  -            848                -            155
   Personal Variable                               56,258        578,611          198,988        833,126
   Premier Variable                               569,148      2,818,166        1,236,076      2,011,872
   Principal Freedom Variable Annuity             280,194        116,851          420,380         72,342
   The Principal Variable Annuity               1,622,431      2,939,390        2,403,158      4,496,422
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               834,862      1,014,630        1,060,405      1,412,109
   Principal Investment Plus Variable
      Annuity                                     400,753         19,230                -              -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                 140,788          7,615                -              -







5. Changes in Units Outstanding (continued)

                                                              2005                               2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased       Redeemed        Purchased       Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

Growth Division:
   Personal Variable                              194,981      1,279,611          531,550        927,206
   Premier Variable                             1,102,032      5,423,394        1,701,409      3,215,010
   The Principal Variable Annuity                 282,634      1,294,541          326,824      1,348,808
   The Principal Variable Annuity With
      Purchase Payment Credit Rider                52,287         51,551           95,774         69,931
   Principal Investment Plus Variable
      Annuity                                      23,468            573                -              -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                  11,366             65                -              -

International Emerging Markets Division:
   Premier Variable                               159,195        168,123          120,080         30,078
   The Principal Variable Annuity                 961,914        418,371          803,085        338,990
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               332,500        140,399          394,518        126,047
   Principal Investment Plus Variable
      Annuity                                     133,420          2,735                -              -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                  68,081          3,591                -              -

International SmallCap Division:
   Premier Variable                               125,149         89,670          143,634         28,471
   The Principal Variable Annuity                 807,865        802,049          900,715        697,045
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                236,474        146,635          345,076        111,332
   Principal Investment Plus Variable
     Annuity                                      169,187         23,137                -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   73,645          6,049                -              -

Janus Aspen Mid Cap Growth Service Shares
   Division:
   The Principal Variable Annuity                 184,396        295,219          357,183        374,826
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                                         99,327        157,240          147,186        135,670
5. Changes in Units Outstanding (continued)

                                                              2005                            2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased    Redeemed           Purchased    Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

LargeCap Blend Division:
   The Principal Variable Annuity               1,665,882         788,653       2,540,389         652,488
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                                        747,005         282,375       1,353,000         339,607
   Principal Investment Plus Variable
     Annuity                                    1,595,224         147,625               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  702,911          38,930               -               -

LargeCap Growth Equity Division:
   Premier Variable                                55,702          23,063          71,447          20,509
   Principal Freedom Variable Annuity              68,176          33,441          95,597          28,077
   The Principal Variable Annuity                 259,692         307,444         552,671         319,499
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                                        161,977         163,498         255,786         179,128

LargeCap Stock Index Division:
   Premier Variable                               335,254         324,881         629,983         277,433
   Principal Freedom Variable Annuity             530,429         448,641       1,029,219         322,972
   The Principal Variable Annuity               2,809,794       3,061,779       3,245,275       1,947,589
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                830,251         788,447       1,374,624         650,211
   Principal Investment Plus Variable
     Annuity                                      446,472          96,111               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  183,143          17,004               -               -

LargeCap Value Division:
   The Principal Variable Annuity               1,485,373         825,237       2,186,038         573,923
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               514,417         214,074         989,990         221,773
   Principal Investment Plus Variable
      Annuity                                   1,217,470          85,956               -               -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                 571,563          31,834               -               -







5. Changes in Units Outstanding (continued)

                                                               2005                            2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased        Redeemed       Purchased        Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

MidCap Division:
   Personal Variable                               85,399         655,393         286,050        624,615
   Premier Variable                               596,852       2,769,980       1,044,737      1,660,767
   Principal Freedom Variable Annuity             142,979          86,085         193,065         51,424
   The Principal Variable Annuity                 896,681       1,443,913       1,200,718      1,473,290
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                321,974         222,156         474,590        161,083
   Principal Investment Plus Variable
     Annuity                                      350,636          31,618               -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  156,911           9,761               -              -

MidCap Growth Division:
   Premier Variable                               104,943         91,265           43,341         63,935
   Principal Freedom Variable Annuity              36,431         23,914           65,334         18,353
   The Principal Variable Annuity                 434,182        593,647          814,056        758,135
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                168,023        166,202          402,704        209,230
   Principal Investment Plus Variable
     Annuity                                       68,890          2,052                -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   20,345          2,289                -              -

MidCap Value Division:
   Premier Variable                               207,570         188,247         173,675         42,475
   Principal Freedom Variable Annuity             158,020          76,248         189,622         39,809
   The Principal Variable Annuity               1,164,219         766,731       1,401,263        547,529
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                418,594         186,157         615,947        162,317
   Principal Investment Plus Variable
     Annuity                                      559,975          62,027               -              -
   Principal Investment Plus Variable
     Annuity with Purchase Rider                  241,962          13,030               -              -



                                                              2005                            2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased        Redeemed       Purchased        Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

Money Market Division:

   Pension Builder Plus                               384           4,082           3,631         231,297
   Pension Builder Plus - Rollover IRA                  -              19               -              19
   Personal Variable                              718,770       1,356,563       1,864,604       2,489,546
   Premier Variable                             4,073,127       5,471,646       4,837,037       5,631,944
   Principal Freedom Variable Annuity           1,437,054       1,473,792       1,824,499       1,781,993
   The Principal Variable Annuity               6,730,051       7,295,228       9,233,924      10,219,816
   The Principal Variable Annuity With
     Purchase Payment Credit Rider              2,808,233       2,981,840       5,007,682       5,159,069
   Principal Investment Plus Variable
     Annuity                                      480,620         314,384               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  583,556         394,570               -               -

Neuberger Berman AMT Fasciano S Class
   Division:
   Principal Investment Plus Variable
     Annuity                                       35,579             231               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   22,510             182               -               -

Neuberger Berman AMT High Income Bond S
   Class Division:
   Principal Investment Plus Variable
     Annuity                                       46,152           7,273               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   59,567           9,914               -               -

Neuberger Berman AMT Partners Division:
   Principal Investment Plus Variable
     Annuity                                       40,729             749               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   25,255             317               -               -







5. Changes in Units Outstanding (continued)


                                                              2005                            2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                      Purchased       Redeemed         Purchased       Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

Neuberger Berman AMT Socially Responsive I
   Class Division:
   Principal Investment Plus Variable
     Annuity                                     55,633          1,249                 -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                 10,187            732                 -              -

Principal LifeTime Strategic Income
   Division:
   Principal Investment Plus Variable
     Annuity                                    454,594          8,701                 -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                 44,924            409                 -              -

Principal LifeTime 2010 Division:
   Principal Investment Plus Variable
     Annuity                                    914,472         10,236                 -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                225,132          2,894                 -              -

Principal LifeTime 2020 Division:
   Principal Investment Plus Variable
     Annuity                                  1,715,786         58,337                 -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                607,160          5,262                 -              -

Principal LifeTime 2030 Division:
   Principal Investment Plus Variable
     Annuity                                    196,380          6,783                 -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                 90,209              2                 -              -

Principal LifeTime 2040 Division:
   Principal Investment Plus Variable
     Annuity                                     93,214              -                 -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                 34,291          4,372                 -              -



                                                               2005                            2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased        Redeemed       Purchased        Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------
Principal LifeTime 2050 Division:
   Principal Investment Plus Variable
     Annuity                                       27,009               -               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   38,750               -               -               -

Real Estate Securities Division:
   Premier Variable                               186,305         226,555         213,975          89,552
   The Principal Variable Annuity                 927,650       1,094,905       1,501,656         989,852
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                421,996         327,487         674,574         281,393
   Principal Investment Plus Variable
     Annuity                                       97,233          16,215               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   58,730           3,587               -               -

Short-Term Bond Division:
   Principal Freedom Variable Annuity             190,054         105,730         338,720          52,527
   The Principal Variable Annuity               1,366,139       1,238,003       3,087,223         999,261
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                652,853         654,555       1,729,475         673,788
   Principal Investment Plus Variable
     Annuity                                    1,825,846         154,830               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  922,574         117,412               -               -

SmallCap Division:
   Premier Variable                               133,080          88,492          76,879          20,923
   Principal Freedom Variable Annuity             159,787          71,808         218,640          61,416
   The Principal Variable Annuity                 588,849         790,056         935,099         783,864
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                318,081         205,747         455,262         153,207


                                                       2005                             2004
                                           ------------------------------ ---------------------------------
                                           ------------------------------ ---------------------------------
Division                                      Purchased      Redeemed        Purchased       Redeemed
------------------------------------------------------------------------- ---------------------------------

SmallCap Growth Division:
   Premier Variable                                81,215          53,534        106,213         102,231
   Principal Freedom Variable Annuity              23,002          34,958         85,431          28,490
   The Principal Variable Annuity                 549,852         868,199      1,038,988       1,098,851
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                127,292         125,921        265,851         157,625
   Principal Investment Plus Variable
     Annuity                                       66,134           1,506              -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   38,073           5,669              -               -

SmallCap Value Division:
   Premier Variable                                90,199         111,651        176,594          32,043
   The Principal Variable Annuity                 677,136         662,733        860,466         634,445
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                236,261         153,960        369,294         141,796
   Principal Investment Plus Variable
     Annuity                                      388,912          26,597              -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  162,198           9,710              -               -

T. Rowe Price Blue Chip Growth II Division: Principal Investment Plus Variable
     Annuity                                       37,322           3,390              -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   24,161           2,272              -               -

T. Rowe Price Health Science Division: Principal Investment Plus Variable
     Annuity                                       36,469           1,976              -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                    9,438             573              -               -

Templeton Growth Securities Class 2
   Division:
   Principal Freedom Variable Annuity              41,729          23,338         52,365          19,463







6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2005, 2004, 2003, 2002, and 2001 in accordance with AICPA Audit and Accounting Guide for Investment Companies, which was effective January 1, 2001. Information for years prior to 2001 is not required to be presented. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
--------------------------------                              -------------------------------------------------------

AIM V.I. Basic Value
   Series I Division:
                                 $11.73 to $11.64    $
     2005 (17)              13                            154      0.19%    1.25% to 1.85%       4.36% to 3.84%

AIM V.I. Core Equity
   Series I Division:
     2005                3,755     8.92 to 8.65        33,287      1.45      1.25 to 1.85         3.96 to 3.35
     2004                4,303     8.58 to 8.37        36,736      0.95      1.25 to 1.85         7.65 to 7.03
     2003                4,760     7.97 to 7.82        37,821      1.03      1.25 to 1.85        22.88 to 22.14
     2002                5,123     6.49 to 6.41        33,171      0.31      1.25 to 1.85      (16.63) to (17.13)
     2001                5,730     7.78 to 7.73        44,553      0.05      1.25 to 1.85      (23.79) to (24.29)

AIM V.I. Dynamics
   Series I Division:
     2005                  289     8.95 to 8.70         2,558        -       1.25 to 1.85         9.41 to 8.61
     2004                  313     8.18 to 8.01         2,536        -       1.25 to 1.85        11.90 to 11.25
     2003                  281     7.31 to 7.20         2,039        -       1.25 to 1.85        36.11 to 35.30
     2002                   67     5.37 to 5.32           357        -       1.25 to 1.85      (32.75) to (33.15)
     2001 (4)               36     7.99 to 7.96           287        -       1.25 to 1.85      (40.42) to (40.85)




                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------

AIM V.I. Global
   Health Care
   Division:
     2005                1,366   $10.56 to $10.27     $14,276         -%    1.25% to 1.85%       6.77% to 6.20%
     2004                1,474     9.89 to 9.67        14,456        -       1.25 to 1.85         6.23 to 5.57
     2003                1,324     9.31 to 9.16        12,246        -       1.25 to 1.85        26.20 to 25.44
     2002                  867     7.38 to 7.30         6,374      0.21      1.25 to 1.85      (25.14) to (25.59)
     2001 (4)              373     9.85 to 9.82         3,670        -       1.25 to 1.85       (6.01) to (6.55)

AIM V.I. Growth
   Series I Division:
     2005                2,772     6.30 to 6.11        17,387        -       1.25 to 1.85         6.24 to 5.53
     2004                3,315     5.93 to 5.79        19,607        -       1.25 to 1.85         6.85 to 6.24
     2003                3,681     5.55 to 5.45        20,390        -       1.25 to 1.85        29.61 to 28.84
     2002                3,963     4.28 to 4.23        16,956        -       1.25 to 1.85      (31.83) to (32.24)
     2001                4,751     6.28 to 6.24        29,724      0.22      1.25 to 1.85      (34.68) to (35.14)

AIM V.I. Premier
   Equity Series I
   Division:
     2005                3,938     7.80 to 7.56        30,497      0.82      1.25 to 1.85         4.42 to 3.70
     2004                4,505     7.47 to 7.29        33,493      0.46      1.25 to 1.85         4.48 to 3.85
     2003                4,836     7.15 to 7.02        34,479      0.31      1.25 to 1.85        23.53 to 22.79
     2002                4,724     5.79 to 5.72        27,310      0.34      1.25 to 1.85      (31.13) to (31.54)
     2001                4,451     8.41 to 8.35        38,150      0.14      1.25 to 1.85      (13.67) to (14.18)

AIM V.I. Small Cap
   Equity Series I
   Division:
     2005 (13)              13    12.25 to 12.15          160        -       1.25 to 1.85         6.71 to 6.11

AIM V.I. Small
   Company Growth
   Series I Division:
     2005                  450     8.84 to 8.60         3,943        -       1.25 to 1.85         3.88 to 3.24
     2004                  461     8.51 to 8.33         3,903        -       1.25 to 1.85        12.42 to 11.81
     2003                  331     7.57 to 7.45         2,497        -       1.25 to 1.85        31.78 to 30.99
     2002                  214     5.74 to 5.69         1,224        -       1.25 to 1.85      (31.97) to (32.38)
     2001 (4)               65     8.44 to 8.41           547        -       1.25 to 1.85      (31.05) to (31.46)






6. Financial Highlights (continued)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology
   Series I Division:
     2005                1,137    $5.55 to $5.40    $   6,245         -%    1.25% to 1.85%       0.91% to 0.37%
     2004                1,233     5.50 to 5.38         6,738        -       1.25 to 1.85         3.19 to 2.67
     2003                1,053     5.33 to 5.24         5,578        -       1.25 to 1.85        43.49 to 42.63
     2002                  367     3.71 to 3.68         1,357        -       1.25 to 1.85      (47.51) to (47.82)
     2001 (4)              145     7.07 to 7.04         1,022        -       1.25 to 1.85      (58.05) to (55.94)

Alliance Bernstein
   Small Cap Growth
   Division:
     2005 (18)              22    12.61 to 12.50          271        -       1.25 to 1.85         3.96 to 3.31

American Century VP
   Income & Growth
   Class I Division:
     2005                3,373    10.66 to 10.23       35,269      1.94      0.85 to 1.85         3.70 to 2.71
     2004                3,343    10.28 to 9.96        33,859      1.29      0.85 to 1.85        12.10 to 10.91
     2003                2,731     8.98 to 9.12        24,814      1.11      0.85 to 1.85        26.98 to 27.75
     2002                1,905     7.15 to 7.07        13,565      0.72      0.85 to 1.85      (20.05) to (20.85)
     2001                  720     8.95 to 8.93         6,448      0.29      0.85 to 1.85       (9.17) to (20.46)

American Century VP
   Inflation
   Protection Class
   II Division:
     2005 (10)           1,787    10.22 to 10.13       18,214      4.75      1.25 to 1.85        0.29 to (0.39)

American Century VP
   Ultra Class I
   Division:
     2005                1,132     9.47 to 9.21        10,612        -       1.25 to 1.85         0.96 to 0.33
     2004                1,148     9.38 to 9.18        10,692        -       1.25 to 1.85         9.20 to 8.64
     2003                  931     8.59 to 8.45         7,952        -       1.25 to 1.85        23.35 to 22.61
     2002                  698     6.96 to 6.89         4,849      0.24      1.25 to 1.85      (23.67) to (24.13)
     2001 (4)              227     9.12 to 9.08         2,068        -       1.25 to 1.85      (17.57) to (18.22)

American Century VP
   Ultra Class II
   Division:
     2005 (7)            1,379    11.30 to 11.20       15,536        -       1.25 to 1.85         0.71 to 0.09




                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

American Century VP
   Value Class II
   Division:
     2005                3,366   $12.49 to $12.22   $  41,722      0.65%    1.25% to 1.85%       3.57% to 2.95%
     2004                2,631    12.06 to 11.87       31,569      0.60      1.25 to 1.85        12.71 to 12.09
     2003                1,123    10.70 to 10.59       11,981      0.47      1.25 to 1.85        27.21 to 26.45
     2002 (5)              282     8.41 to 8.38         2,364        -       1.25 to 1.85      (14.96) to (15.28)

American Century VP
   Vista Class I
   Division:
     2005 (7)               25    12.48 to 12.38          313        -       1.25 to 1.85         6.76 to 6.08

Asset Allocation
   Division:
     2005                4,008    1.19 to 21.02        84,245      1.65      0.42 to 1.85         5.31 to 3.85
     2004                4,337    1.13 to 20.24        87,504      3.26      0.42 to 1.85         7.62 to 6.47
     2003                4,408    1.05 to 19.01        84,285      1.93      0.42 to 1.85        21.08 to 19.38
     2002                4,620    0.86 to 15.92        74,399        -       0.42 to 1.85      (12.78) to (14.54)
     2001                4,923    0.99 to 18.63        92,273      2.18      0.42 to 1.85       (2.40) to (5.67)

Balanced Division:
     2005                7,824    2.01 to 18.13        98,501      2.59      0.42 to 1.85         6.35 to 4.80
     2004               11,449    1.84 to 17.30       109,503      2.12      0.42 to 1.85         8.88 to 8.06
     2003               13,310    1.72 to 16.01       109,671      2.96      0.42 to 1.85        18.33 to 16.65
     2002               14,617    1.46 to 13.73        98,582      3.17      0.42 to 1.85      (13.55) to (14.78)
     2001               16,832    1.68 to 16.11       131,087      3.40      0.42 to 1.85       (7.69) to (8.67)

Bond Division:
     2005               17,587    2.02 to 17.75       280,484      4.32      0.42 to 1.85         2.02 to 0.62
     2004               18,219    1.92 to 17.64       252,489      4.56      0.42 to 1.85         1.59 to 3.04
     2003               18,246    1.89 to 17.12       234,069      4.19      0.42 to 1.85         4.15 to 2.67
     2002               17,899    1.82 to 16.67       210,777      4.09      0.42 to 1.85         8.80 to 7.26
     2001               14,998    1.67 to 15.55       151,716      6.02      0.42 to 1.85         7.74 to 6.14

Capital Value
   Division:
     2005               13,018    3.05 to 24.06       198,490      0.01      0.42 to 1.85         6.27 to 4.88
     2004               17,135    2.87 to 22.94       214,377      1.43      0.42 to 1.85        11.67 to 10.29
     2003               18,722    2.57 to 20.80       205,389      1.44      0.42 to 1.85        24.97 to 23.20
     2002               21,252    2.05 to 16.88       175,700      0.78      0.42 to 1.85      (14.02) to (15.25)
     2001               24,351    2.39 to 19.92       224,263      1.21      0.42 to 1.85       (8.43) to (9.74)






6. Financial Highlights (continued)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Diversified
   International
   Division:
     2005               13,536   $2.35 to $20.77     $228,177      1.03%    0.42% to 1.85%      23.04% to 21.53%
     2004               15,016    1.91 to 17.09       184,002      0.94      0.42 to 1.85        20.89 to 18.76
     2003               14,422    1.47 to 14.39       137,068      1.04      0.42 to 1.85        31.78 to 29.91
     2002               14,934    1.20 to 11.07       100,045      0.49      0.42 to 1.85      (16.42) to (17.61)
     2001               16,955    1.44 to 13.44       128,099      0.15      0.42 to 1.85      (24.21) to (25.66)

Dreyfus IP Founders
   Discovery Initial
   Shares Division:
     2005                1,907     8.38 to 8.15        15,815        -       1.25 to 1.85       (1.30) to (1.93)
     2004                1,581     8.49 to 8.31        13,319        -       1.25 to 1.85         8.43 to 7.92
     2003                  848     7.83 to 7.70         6,592        -       1.25 to 1.85        34.49 to 33.69
     2002                  235     5.82 to 5.76         1,361        -       1.25 to 1.85      (34.06) to (34.46)
     2001 (4)               34     8.82 to 0.79           297        -       1.25 to 1.85      (23.55) to (24.13)

Dreyfus IP Technology
   Service Class
   Division:
     2005 (20)              13    11.85 to 11.75          159        -       1.25 to 1.85         2.16 to 1.56

Equity Growth
   Division:
     2005                6,904    1.00 to 27.78       195,218        -       0.42 to 1.85         7.53 to 5.59
     2004                7,862    0.93 to 26.31       207,318      0.53      0.42 to 1.85         8.14 to 7.34
     2003                8,445    0.86 to 24.51       208,587      0.41      0.42 to 1.85        25.42 to 23.64
     2002                8,938    0.68 to 19.82       178,521      0.27      0.42 to 1.85      (28.02) to (29.04)
     2001               10,091    0.95 to 27.94       283,731      0.11      0.42 to 1.85      (12.00) to (16.42)

Equity Income
   Division:
     2005                7,195    1.00 to 11.41        83,133      0.08      0.42 to 1.85         7.53 to 6.64
     2004                3,782    0.93 to 10.70        40,432      4.10      1.25 to 1.85        17.72 to 15.44
     2003                2,907     0.79 to 9.27        27,203      4.44      0.42 to 1.85        13.36 to 11.74
     2002                2,743     0.70 to 8.29        22,961      4.42      0.42 to 1.85       (3.82) to (14.21)
     2001                3,040     9.73 to 9.67        29,567      2.52      1.25 to 1.85      (28.60) to (29.00)

Equity Value Division:
     2005 (15)             133    11.37 to 11.28        1,511      2.48      1.25 to 1.85         2.52 to 1.90






6. Financial Highlights (continued)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Fidelity VIP
   Equity-Income
   Service Class 2
   Division:
     2005                5,125   $11.78 to $11.53    $ 59,908      1.31%    1.25% to 1.85%       4.25% to 3.69%
     2004                4,327    11.30 to 11.12       48,616      1.05      1.25 to 1.85         9.92 to 9.23
     2003                2,353    10.28 to 10.18       24,125      0.70      1.25 to 1.85        28.41 to 27.65
     2002 (5)              517     8.01 to 7.98         4,138        -       1.25 to 1.85      (19.14) to (19.44)

Fidelity VIP Growth
   Service Class
   Division:
     2005                4,630     8.31 to 8.06        38,238      0.40      1.25 to 1.85         4.40 to 3.73
     2004                5,219     7.96 to 7.77        41,373      0.16      1.25 to 1.85         1.92 to 1.30
     2003                5,302     7.81 to 7.67        41,286      0.19      1.25 to 1.85        31.13 to 30.35
     2002                5,325     5.96 to 5.88        31,670      0.15      1.25 to 1.85      (31.07) to (31.48)
     2001                5,739     8.64 to 8.58        49,561        -       1.25 to 1.85      (18.72) to (19.29)

Fidelity VIP Growth
   Service Class 2
   Division:
     2005 (12)             115    11.45 to 11.35        1,309        -       1.25 to 1.85         4.19 to 3.56

Fidelity VIP Overseas
   Service Class 2
   Division:
     2005 (9)              882    13.76 to 13.65       12,096        -       1.25 to 1.85        17.31 to 16.67

Fidelity VIP II
   Contrafund Service
   Class Division:
     2005                7,983    13.42 to 13.02      106,462      0.19      1.25 to 1.85        15.39 to 14.71
     2004                7,170    11.63 to 11.35       82,971      0.23      1.25 to 1.85        13.91 to 13.27
     2003                6,094    10.21 to 10.02       62,014      0.33      1.25 to l.85        26.76 to 26.00
     2002                5,347     8.05 to 7.95        42,986      0.68      1.25 to 1.85      (10.55) to (11.09)
     2001                4,691     9.01 to 8.95        42,213      0.67      1.25 to 1.85      (13.50) to (13.94)

Fidelity VIP II
   Contrafund Service
   Class 2 Division:
     2005 (7)              528    13.10 to 12.99        6,902        -       1.25 to 1.85        15.22 to 14.45







6. Financial Highlights (continued)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Mid
   Cap Service Class
   2 Division:

     2005 (8)               71   $14.05 to $13.94  $      997         -%    1.25% to 1.85%      16.50% to 15.88%

Goldman Sachs CORE
   Small Cap Equity
   Fund Service Class
   I Division:
     2005 (15)              94    12.16 to 12.06        1,146      0.60      1.25 to 1.85         4.74 to 4.15

Goldman Sachs
   Mid Cap Value
   Fund Service
     Class I
   Division:
     2005 (8)              253    12.96 to 12.85        3,272      1.31      1.25 to 1.85        11.44 to 10.78

Government & High
   Quality Bond
   Division:
     2005               18,392    2.10 to 17.35       286,799      4.41      0.42 to 1.85         1.45 to 0.17
     2004               22,005    2.07 to 17.32       306,512      4.73      0.42 to 1.85         3.50 to 1.64
     2003               25,536    2.00 to 17.04       341,730      3.41      0.42 to 1.85        1.41 to (0.03)
     2002               26,265    1.97 to 17.05       318,208      3.45      0.42 to 1.85         8.34 to 6.80
     2001               18,304    1.82 to 15.96       182,868      4.93      0.42 to 1.85         7.06 to 5.63

Growth Division:
     2005               10,265    1.79 to 16.49       101,200      0.73      0.42 to 1.85        11.88 to 10.01
     2004               16,647    1.60 to 14.99       114,994      0.33      0.42 to 1.85         8.84 to 7.38
     2003               19,553    1.47 to 13.96       123,359      0.23      0.42 to 1.85        25.93 to 24.15
     2002               22,176    1.17 to 11.24       111,599      0.02      0.42 to 1.85      (29.37) to (30.37)
     2001               27,307    1.65 to 16.15       194,687        -       0.42 to 1.85      (26.01) to (26.89)

International
   Emerging Markets
   Division:
     2005                3,018    2.30 to 21.05        62,694      1.34      0.42 to 1.85        33.72 to 31.81
     2004                2,096    1.72 to 15.97        32,241      0.79      0.42 to 1.85        24.46 to 22.56
     2003                1,274    1.38 to 13.03        16,414      1.11      0.42 to 1.85        56.56 to 54.32
     2002                  768     8.55 to 8.44         6,532      0.14      0.42 to 1.85       (8.78) to (9.32)
     2001                  264     9.37 to 9.31         2,469      0.50      1.25 to 1.85       (5.44) to (5.96)



6. Financial Highlights (continued)

                                 Unit Fair Value                                Expenses        Total Return (3)
                                 Corresponding to               Investment     Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets     Income       Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)     Ratio (1)       Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

International
   SmallCap Division:
     2005                4,454   $1.91 to $23.22     $102,214       0.53%    0.42% to 1.85%     28.19% to 26.75%
     2004                4,109    1.49 to 18.32        74,478       0.76      0.42 to 1.85       29.57 to 27.84
     2003                3,557    1.15 to 14.33        51,540       1.36      0.42 to 1.85       53.55 to 51.33
     2002                3,225     0.88 to 9.47        30,873       0.27      0.42 to 1.85      (2.56) to (17.74)
     2001                3,113    11.59 to 11.52       36,066         -       1.25 to 1.85     (22.83) to (23.25)

Janus Aspen Mid Cap
   Growth Service
   Shares Division:
     2005                2,681     6.92 to 6.71        18,346         -       1.25 to 1.85       10.54 to 10.00
     2004                2,849     6.26 to 6.10        17,665         -       1.25 to 1.85       19.01 to 18.22
     2003                2,855     5.26 to 5.16        14,913         -       1.25 to 1.85       33.09 to 32.30
     2002                2,550     3.95 to 3.90        10,028         -       1.25 to 1.85     (29.01) to (29.44)
     2001                2,055     5.57 to 5.53        11,415         -       1.25 to 1.85     (40.35) to (40.67)

LargeCap Blend
   Division:
     2005               11,345    11.37 to 11.13      128,134       0.01      1.25 to 1.85        3.36 to 2.87
     2004                7,891    11.00 to 10.82       86,333       1.18      1.25 to 1.85        9.02 to 8.31
     2003                4,990    10.09 to 9.99        50,195       0.98      1.25 to 1.85       22.22 to 21.49
     2002 (5)            1,412     8.25 to 8.22        11,648       0.87      1.25 to 1.85     (16.46) to (16.76)

LargeCap Growth
   Equity Division:
     2005                3,271     0.76 to 5.44        18,820       0.15      0.42 to 1.85        2.70 to 1.87
     2004                3,253     0.74 to 5.34        18,253       0.28      0.42 to 1.85        2.78 to 1.14
     2003                2,824     0.72 to 5.28        15,478         -       0.42 to 1.85       22.63 to 20.89
     2002                  855     4.42 to 4.36         3,761         -       1.25 to 1.85     (34.10) to (34.50)
     2001                  367     6.71 to 6.66         2,452         -       1.25 to 1.85     (30.93) to (31.41)

LargeCap Stock Index
   Division:
     2005               15,133     1.06 to 8.98       134,689       0.03      0.42 to 1.85        3.92 to 2.51
     2004               14,735     1.02 to 8.76       127,190       1.60      0.42 to 1.85        9.68 to 8.42
     2003               11,654     0.93 to 8.08        93,977       1.41      0.42 to 1.85       27.78 to 25.97
     2002                8,549     0.73 to 6.42        55,031       1.21      0.42 to 1.85     (22.77) to (23.86)
     2001                6,721     0.94 to 8.43        56,637       1.06      0.42 to 1.85     (14.40) to (13.72)




6. Financial Highlights (continued)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

LargeCap Value
   Division:
     2005                9,023   $12.24 to $11.98    $109,779      0.01%    1.25% to 1.85%       4.08% to 3.45%
     2004                6,391    11.76 to 11.58       74,817      1.59      1.25 to 1.85        11.68 to 11.03
     2003                4,011    10.53 to 10.43       42,122      1.63      1.25 to 1.85        26.46 to 25.71
     2002 (5)            1,317     8.33 to 8.29        10,958      1.89      1.25 to 1.85      (15.99) to (16.30)

MidCap Division:
     2005               13,033    3.66 to 33.03       339,324      0.09      0.42 to 1.85         8.61 to 7.21
     2004               15,701    3.37 to 30.81       322,650      1.18      0.42 to 1.85        17.42 to 15.57
     2003               16,473    2.87 to 26.66       277,286      1.06      0.42 to 1.85        32.25 to 30.38
     2002               17,766    2.17 to 20.44       209,892      0.96      0.42 to 1.85       (9.13) to (10.42)
     2001               19,815    2.39 to 22.82       239,234      0.76      0.42 to 1.85       (4.02) to (5.51)

MidCap Growth
   Division:
     2005                4,764    1.20 to 11.21        53,923        -       0.42 to 1.85        13.21 to 11.65
     2004                4,811    1.06 to 10.04        48,681        -       0.42 to 1.85         11.58 to 9.73
     2003                4,535     0.95 to 9.15        41,402        -       0.42 to 1.85        39.99 to 38.00
     2002                2,226     0.68 to 6.63        14,937        -       0.42 to 1.85      (39.86) to (27.62)
     2001                2,126     9.96 to 9.16        19,630        -       0.85 to 1.85      (17.65) to (18.43)

MidCap Value
   Division:
     2005                6,389    1.62 to 14.76        94,905        -       0.42 to 1.85         10.20 to 8.53
     2004                4,931    1.47 to 13.60        66,587      0.10      0.42 to 1.85        22.50 to 20.35
     2003                3,343    1.20 to 11.30        37,406      0.08      0.42 to 1.85        35.92 to 33.99
     2002                1,878     0.89 to 8.43        16,144      0.73      0.42 to 1.85      (10.34) to (11.61)
     2001                  425     0.99 to 9.54         4,347      0.21      0.42 to 1.85       (2.40) to (10.14)

Money Market Division:
     2005                9,888    1.54 to 12.93        82,162      2.64      0.42 to 1.85         2.67 to 0.70
     2004               12,349     1.50 to 2.13        89,606      0.88      0.42 to 2.16          - to (0.93)
     2003               15,091    1.50 to 12.96       107,056      0.78      0.42 to 1.85        0.31 to (1.11)
     2002               20,955    1.49 to 13.11       157,262      1.40      0.42 to 1.85        0.99 to (0.45)
     2001               21,440    1.48 to 13.16       150,639      3.67      0.42 to 1.85         3.50 to 2.02







6. Financial Highlights (continued)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT
   Fasciano S Class
   Division:
     2005 (12)              58   $11.14 to $11.05   $     640         -%    1.25% to 1.85%       1.64% to 1.01%

Neuberger Berman AMT
   High Income Bond
   S Class Division:
     2005 (19)              89    10.05 to 9.97           886     10.56      1.25 to 1.85             - to (0.70)

Neuberger Berman AMT
   Partners Division:
     2005 (18)              65    13.67 to 13.55          884      1.51      1.25 to 1.85        16.64 to 15.81

Neuberger Berman AMT
   Socially
   Responsive I
   Class Division:
     2005 (7)               64    12.13 to 12.03          773        -       1.25 to 1.85         5.57 to 4.88

Principal LifeTime
   Strategic Income
   Division:
     2005 (14)        490         11.11 to 11.02   5,446      -              1.25 to 1.85         3.64 to 2.99

Principal LifeTime
   2010 Division:
     2005 (8)         1,126       11.36 to 11.27       12,780 -              1.25 to 1.85         4.32 to 3.78

Principal LifeTime
   2020 Division:
     2005 (7)         2,259       11.62 to 11.52   26,189            -       1.25 to 1.85         5.44 to 4.82

Principal LifeTime
   2030 Division:
     2005 (11)             280    11.61 to 11.52        3,241        -       1.25 to 1.85         5.45 to 4.82






6. Financial Highlights (continued)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------

Principal LifeTime
   2040 Division:
     2005 (16)             123   $11.79 to $11.70  $    1,449         -%    1.25% to 1.85%       5.93% to 5.31%

Principal LifeTime
   2050 Division:
     2005 (19)              66    11.82 to 11.73          774        -       1.25 to 1.85         6.20 to 5.68

Real Estate
   Securities
   Division:
     2005                5,253    2.34 to 26.15       133,793      0.02      0.42 to 1.85        15.27 to 13.75
     2004                5,230    2.03 to 22.99       115,811      2.28      0.42 to 1.85        34.44 to 32.05
     2003                4,200    1.51 to 17.41        71,203      3.69      0.42 to 1.85        38.33 to 36.37
     2002                2,762    1.09 to 12.77        34,861      4.15      0.42 to 1.85         7.27 to 5.75
     2001                1,056    1.02 to 12.07        12,775      4.80      0.42 to 1.85         4.80 to 6.72

Short-Term Bond
   Division:
     2005                8,171    10.12 to 9.86        81,529      1.51      0.85 to 1.85        0.90 to (0.10)
     2004                5,485    10.03 to 9.87        54,515        -       0.85 to 1.85        0.50 to (0.50)
     2003 (6)            2,055     9.98 to 9.92        20,446      2.63      0.85 to 1.85       (0.25) to (0.86)

SmallCap Division:
     2005                5,934    1.17 to 11.68        70,854      0.02      0.42 to 1.85         6.36 to 5.13
     2004                5,891    1.10 to 11.11        66,830        -       0.42 to 1.85        19.57 to 17.57
     2003                5,224     0.92 to 9.45        50,283      0.10      0.42 to 1.85        36.29 to 34.32
     2002                3,608     0.68 to 7.03        25,858      0.09      0.42 to 1.85      (27.63) to (28.66)
     2001                2,990     0.93 to 9.86        29,827        -       0.42 to 1.85        (16.80) to 0.61

SmallCap Growth
   Division:
     2005                4,861     0.73 to 9.69        46,695        -       0.42 to 1.85         5.80 to 4.64
     2004                5,065     0.69 to 9.26        46,544        -       0.42 to 1.85         11.29 to 9.20
     2003                4,956     0.62 to 8.48        41,566        -       0.42 to 1.85        45.04 to 42.98
     2002                4,236     0.43 to 5.93        25,168        -       0.42 to 1.85      (44.13) to (46.85)
     2001                4,093    9.88 to 11.15        45,886        -       0.85 to 1.85      (32.57) to (33.27)



                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------

SmallCap Value
   Division:
     2005                4,563   $1.70 to $21.51      $95,378      0.04%    0.42% to 1.85%       5.59% to 4.27%
     2004                3,973    1.61 to 20.63        78,298      0.17      0.42 to 1.85        22.90 to 20.86
     2003                3,375    1.31 to 17.07        56,509      0.44      0.42 to 1.85        49.98 to 47.85
     2002                2,672    0.88 to 11.55        30,766      0.66      0.42 to 1.85       (9.25) to (10.54)
     2001                1,455    0.96 to 12.91        18,725      0.99      0.42 to 1.85        (9.60) to 4.28

T. Rowe Price Blue Chip Growth II Division:
     2005 (20)              56    11.57 to 11.48          644      0.28      1.25 to 1.85         4.33 to 3.70

T. Rowe Price Health Science Division:
     2005 (8)               43    12.72 to 12.62          551        -       1.25 to 1.85        11.78 to 11.09

Templeton Growth
   Securities Class 2
   Division:
     2005                  146        15.70             2,287     1.07            0.85                7.90
     2004                  127        14.55             1,852     1.11            0.85                15.11
     2003                   94        12.64             1,193     1.48            0.85                31.02
     2002                   85          9.65              824     2.44            0.85               (19.18)
     2001                   57        11.94               685     1.88            0.85               (1.31)



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of Separate Account B, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)      Commencement of operations, May 19, 2001.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2001.
(5)      Commencement of operations, May 18, 2002.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2002.
(6)      Commencement of operations, May 17, 2003.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2003.
(7)      Commencement of operations, March 11, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(8)      Commencement of operations, March 14, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(9)      Commencement of operations, March 15, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(10)     Commencement of operations, March 21, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(11)     Commencement of operations, March 22, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(12)     Commencement of operations, March 23, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(13)     Commencement of operations, March 28, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(14)     Commencement of operations, March 31, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(15)     Commencement of operations, April 1, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(16)     Commencement of operations, April 8, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(17)     Commencement of operations, April 12, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(18)     Commencement of operations, April 15, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(19)     Commencement of operations, April 18, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(20)     Commencement of operations, April 20, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.






6. Financial Highlights (continued)

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

Division                                                                         2005 Total Return Range
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Balanced Division                                                                    4.80% to 6.52%
Bond Division                                                                         0.62 to 2.60
Capital Value Division                                                                4.88 to 6.47
Diversified International Division                                                   21.53 to 23.12
Government & High Quality Bond Division                                               0.17 to 1.49
LargeCap Growth Equity Division                                                       1.87 to 2.74
MidCap Division                                                                       7.21 to 8.84

                                                                                       2004 Total
Division                                                                              Return Range
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Balanced Division                                                                    8.06% to 9.88%
Bond Division                                                                         1.59 to 7.03
Capital Value Division                                                               10.29 to 12.12
Money Market Division                                                                  (1.00) to -
Small Cap Division                                                                   17.57 to 39.04

                                                                                       2003 Total
Division                                                                              Return Range
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Class I Division 26.98% to 28.26% Government
Securities Division (0.69) to 1.41 LargeCap Growth Equity Division 17.63 to
22.63



                                                                                       2002 Total
Division                                                                              Return Range
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

LargeCap Growth Equity Division                                                   (31.57)% to (30.46)%
MidCap Growth Division                                                             (39.86) to (26.89)

                                                                                       2001 Total
Division                                                                              Return Range
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Balanced Division                                                                  (8.67)% to (7.26)%
Growth Division                                                                    (26.89) to (25.91)
LargeCap Stock Index Division                                                      (14.40) to (12.85)
Real Estate Securities Division                                                       4.80 to 7.38
SmallCap Division                                                                    (16.80) to 1.67
SmallCap Value Division                                                              (9.60) to 4.95




             Report of Independent Registered Public Accounting Firm


The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company ("the Company") as of December 31, 2005 and 2004, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for variable interest entities effective July 1, 2003, certain fixed and variable contract features effective January 1, 2004, and certain non-monetary exchanges of similar productive assets (primarily real estate) effective July 1, 2005.

                                            /s/ Ernst & Young LLP

Des Moines, Iowa
February 16, 2006, except for Note 22, as to which the date is February 28, 2006.

                        Principal Life Insurance Company
                  Consolidated Statements of Financial Position


                                                                                                        December 31,
                                                                                                    2005            2004
                                                                                                       (in millions)
Assets
Fixed maturities, available-for-sale                                                                $39,949.0       $39,111.1
Fixed maturities, trading                                                                               105.0            93.0
Equity securities, available-for-sale                                                                   702.9           682.6
Equity securities, trading                                                                               60.1            41.2
Mortgage loans                                                                                       10,979.2        11,328.7
Real estate                                                                                             987.7           945.7
Policy loans                                                                                            827.7           814.5
Other investments                                                                                       716.5         1,292.2
  Total investments                                                                                  54,328.1        54,309.0
Cash and cash equivalents                                                                             1,717.1           383.4
Accrued investment income                                                                               669.1           669.6
Premiums due and other receivables                                                                      564.4           605.1
Deferred policy acquisition costs                                                                     2,069.9         1,770.9
Property and equipment                                                                                  406.7           418.4
Goodwill                                                                                                207.8           161.3
Other intangibles                                                                                        94.8            80.4
Separate account assets                                                                              58,670.8        50,722.4
Assets of discontinued operations                                                                         --              78.3
Other assets                                                                                          1,270.2           680.4
  Total assets                                                                                     $119,998.9      $109,879.2
Liabilities
Contractholder funds                                                                                $33,598.6       $32,174.8
Future policy benefits and claims                                                                    14,650.3        14,284.8
Other policyholder funds                                                                                654.1           731.1
Short-term debt                                                                                         719.1           697.6
Long-term debt                                                                                          313.5           347.8
Income taxes currently payable                                                                            --             284.8
Deferred income taxes                                                                                   875.5         1,040.8
Separate account liabilities                                                                         58,670.8        50,722.4
Liabilities of discontinued operations                                                                    --               2.1
Other liabilities                                                                                     3,434.4         2,936.7
  Total liabilities                                                                                 112,916.3       103,222.9
Stockholder's equity
Common stock, par value $1 per share - 5.0 million shares authorized, 2.5 million shares
  issued and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)                     2.5             2.5
Additional paid-in capital                                                                            5,354.8         5,112.7
Retained earnings                                                                                       870.4           238.3
Accumulated other comprehensive income                                                                  854.9         1,302.8
                                                                                               -------------------------------
                                                                                               -------------------------------
  Total stockholder's equity                                                                          7,082.6         6,656.3
  Total liabilities and stockholder's equity                                                       $119,998.9      $109,879.2

=================================================================
   See accompanying notes.


                        Principal Life Insurance Company
                      Consolidated Statements of Operations

                                                                                      For the year ended December 31,
                                                                                     2005             2004           2003
                                                                                               (in millions)
Revenues
Premiums and other considerations                                                  $3,727.4         $3,468.9         $3,439.0
Fees and other revenues                                                             1,452.0          1,260.0          1,031.9
Net investment income                                                               3,133.7          3,027.5          3,067.2
Net realized/unrealized capital losses                                                (17.5)          (109.7)           (90.4)
  Total revenues                                                                    8,295.6          7,646.7          7,447.7
Expenses
Benefits, claims, and settlement expenses                                           4,873.6          4,602.2          4,592.2
Dividends to policyholders                                                            293.0            296.7            307.9
Operating expenses                                                                  2,028.4          1,856.8          1,730.5
  Total expenses                                                                    7,195.0          6,755.7          6,630.6
Income from continuing operations before income taxes                               1,100.6            891.0            817.1
Income taxes                                                                          287.0            225.4            180.5
Income from continuing operations, net of related income taxes                        813.6            665.6            636.6
Income from discontinued operations, net of related income taxes                       18.5            104.6             26.1
Income before cumulative effect of accounting changes                                 832.1            770.2            662.7
Cumulative effect of accounting changes, net of related income taxes                    --               (2.4)            (3.4)
Net income                                                                           $832.1           $767.8           $659.3
                                                                             ===================================================
-----------
  See accompanying notes.






                        Principal Life Insurance Company
                 Consolidated Statements of Stockholder's Equity

                                               Common       Additional      Retained      Accumulated         Total
                                                                                             other
                                                             paid-in        earnings     comprehensive    stockholder's
                                               stock         capital       (deficit)        income           equity
                                                                           (in millions)
Balances at January 1, 2003                        $2.5       $5,015.0         $(64.7)        $785.1        $5,737.9
Capital contribution                                --             15.0            --              --              15.0
Stock-based compensation                            --             22.1            --              --              22.1
Comprehensive income:
  Net income                                        --              --            659.3            --             659.3
  Net unrealized gains                              --              --              --            646.6           646.6
  Provision for deferred income taxes               --              --              --           (221.4)         (221.4)
  Foreign currency translation adjustment           --              --              --             (0.1)           (0.1)
  Minimum pension liability, net of
    related income taxes                            --              --              --             (2.5)           (2.5)
  Cumulative effect of accounting change,
    net of related income taxes                     --              --              --              9.1             9.1
                                                                                                        ------------------
                                                                                                        ------------------
Comprehensive income                                                                                         1,091.0
Balances at December 31, 2003                       2.5        5,052.1          594.6        1,216.8         6,866.0

Capital transactions of equity method                                                                   -----------------
  investee, net of related income taxes             --             20.4            --              --              20.4
Stock-based compensation, and additional
  related tax benefits                              --             40.8            --              --              40.8
Dividends to parent                                 --             (0.6)      (1,124.1)           --          (1,124.7)
Comprehensive income:
  Net income                                        --              --            767.8            --             767.8
  Net unrealized gains                              --              --              --            137.2           137.2
  Provision for deferred income taxes               --              --              --            (47.8)          (47.8)
  Foreign currency translation adjustment           --              --              --             (0.6)           (0.6)
   Minimum pension liability, net of
    related income taxes                            --              --              --             (2.8)           (2.8)
                                                                                                        ------------------
                                                                                                        ------------------
Comprehensive income                                                                                           853.8
Balances at December 31, 2004                      $2.5       $5,112.7         $238.3       $1,302.8        $6,656.3

======================================================





                        Principal Life Insurance Company
           Consolidated Statements of Stockholder's Equity (continued)

                                                                                            Accumulated
                                                           Additional                          other              Total
                                              Common         paid-in        Retained       comprehensive      stockholder's
                                              stock          capital        earnings           income            equity
                                                                             (in millions)
Balances at January 1, 2005                     $2.5       $5,112.7           $238.3        $1,302.8           $6,656.3
Capital contributions                            --             34.0              --               --                 34.0
Capital transactions of equity method
  investee, net of related income taxes          --             (0.1)             --               --                 (0.1)
Stock-based compensation, and additional
  related tax benefits                           --             44.4              --               --                 44.4
Tax benefits related to demutualization          --            163.8              --               --                163.8
Dividends to parent                              --              --             (200.0)            --               (200.0)
Comprehensive income:
  Net income                                     --              --              832.1             --                832.1
  Net unrealized losses                          --              --                --            (670.1)            (670.1)
  Provision for deferred income tax
    benefits                                     --              --                --             227.7              227.7
  Foreign currency translation adjustment        --              --                --               0.7                0.7
  Minimum pension liability, net of
    related income taxes                         --              --                --              (6.2)              (6.2)
                                                                                                            ------------------
                                                                                                            ------------------
Comprehensive income                                                                                              384.2
Balances at December 31, 2005                   $2.5       $5,354.8           $870.4          $854.9           $7,082.6

=================================================================
  See accompanying notes.







                        Principal Life Insurance Company
                      Consolidated Statements of Cash Flows

                                                                                     For the year ended December 31,
                                                                                  2005            2004             2003
                                                                                                               (As Restated
                                                                                            - (As Restated -
                                                                                                                 See - Note
                                                                                            1) See - Note 1)
                                                                                              (in millions)
Operating activities
Net income                                                                          $832.1           $767.8          $659.3
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations, net of related income taxes                   (18.5)          (104.6)          (26.1)
  Cumulative effect of accounting changes, net of related income taxes                 --                2.4             3.4
  Amortization of deferred policy acquisition costs                                  238.8            207.7           144.0
  Additions to deferred policy acquisition costs                                    (440.6)          (457.8)         (337.4)
  Accrued investment income                                                            0.5            (27.0)           (1.1)
  Net cash flows from trading securities                                             (29.4)             6.3             --
  Premiums due and other receivables                                                 (63.3)           (21.4)          (39.4)
  Contractholder and policyholder liabilities and dividends                        1,716.9          1,645.3         1,569.1
  Current and deferred income taxes                                                 (445.2)            34.3            66.9
  Net realized/unrealized capital losses                                              17.5            109.7            90.4
  Depreciation and amortization expense                                               85.3             93.2            89.7
  Mortgage loans held for sale, acquired or originated                            (2,177.5)        (1,045.7)         (876.9)
  Mortgage loans held for sale, sold or repaid, net of gain                        2,238.6            845.1         1,022.5
  Real estate acquired through operating activities                                  (44.6)           (45.8)          (32.5)
  Real estate sold through operating activities                                       41.9             84.7            46.0
  Stock-based compensation                                                            44.4             39.4            20.3
  Other                                                                              252.4           (517.8)           21.6
Net adjustments                                                                    1,417.2            848.0         1,760.5
Net cash provided by operating activities                                          2,249.3          1,615.8         2,419.8
Investing activities Available-for-sale securities:
  Purchases                                                                       (8,243.4)        (9,126.9)      (10,338.7)
  Sales                                                                            2,759.5          1,759.8         2,732.4
  Maturities                                                                       3,734.0          4,082.0         4,634.7
Mortgage loans acquired or originated                                             (2,293.8)        (2,612.3)       (2,597.1)
Mortgage loans sold or repaid                                                      2,563.2          2,380.8         1,918.3
Real estate acquired                                                                (216.5)          (327.5)         (178.8)
Real estate sold                                                                     319.3            345.4            60.8
Net purchases of property and equipment                                              (37.6)           (42.3)          (24.2)
Net proceeds from sales of subsidiaries                                                --              674.6            29.4
Purchases of interest in subsidiaries, net of cash acquired                          (57.9)           (87.2)          (55.8)
Net change in other investments                                                       35.6            154.6           263.5
Net cash used in investing activities                                            $(1,437.6)       $(2,799.0)      $(3,555.5)

----------------------------------------------------------------------





                        Principal Life Insurance Company
                Consolidated Statements of Cash Flows (continued)

                                                                                     For the year ended December 31,
                                                                                  2005            2004             2003
                                                                                                                (As Restated
                                                                                            - (As Restated -
                                                                                                                  See Note
                                                                                             1) See Note 1)
                                                                                              (in millions)
Financing activities
Issuance of common stock                                                              $--               $--             $(0.1)
Proceeds from financing element derivatives                                          168.4            110.6           118.0
Payments for financing element derivatives                                          (123.2)           (84.6)         (107.3)
Dividends to parent                                                                 (200.0)        (1,124.6)            --
Return of capital to parent                                                           34.0              --               --
Issuance of long-term debt                                                            38.3             12.1             6.1
Principal repayments of long-term debt                                               (72.6)          (246.7)          (85.5)
Net proceeds (repayments) of short-term borrowings                                    21.4            220.5          (192.1)
Investment contract deposits                                                       7,026.9          6,995.8         9,722.0
Investment contract withdrawals                                                   (6,413.1)        (5,209.6)       (8,666.2)
Net increase (decrease) in banking operation deposits                                 41.9             (5.0)          372.7
Net cash provided by financing activities                                            522.0            668.5         1,167.6
Discontinued operations
Net cash provided by (used in) operating activities                                   (1.2)          (628.0)        2,594.3
Net cash used in investing activities                                                 (0.7)          (471.7)       (1,059.9)
Net cash provided by (used in) financing activities                                    --              600.0        (1,335.1)
Net cash provided by (used in) discontinued operations                                (1.9)          (499.7)          199.3

Net increase (decrease) in cash and cash equivalents                               1,331.8         (1,014.4)          231.2

Cash and cash equivalents at beginning of year                                       385.3          1,399.7         1,168.5
Cash and cash equivalents at end of year                                          $1,717.1           $385.3        $1,399.7
Cash and cash equivalents of discontinued operations included above
   At beginning of year                                                               $1.9           $501.6          $302.3
   At end of year                                                                     $--               $1.9          $501.6
Schedule of noncash transactions
Tax benefits related to demutualization                                             $163.8             $--              $--

==========================================================================
See accompanying notes.






                        Principal Life Insurance Company
                   Notes to Consolidated Financial Statements
                                December 31, 2005

1.  Nature of Operations and Significant Accounting Policies

Description of Business

         Principal Life Insurance Company along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc.

Basis of Presentation

         The accompanying consolidated financial statements, which include our majority-owned subsidiaries and, subsequent to June 30, 2003, consolidated variable interest entities ("VIEs"), have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"). Less than majority-owned entities in which we had at least a 20% interest and LLCs, partnerships and real estate joint ventures in which we had at least a 5% interest, are reported on the equity basis in the consolidated statements of financial position as other investments. Investments in LLCs, partnerships and real estate joint ventures in which we have an ownership percentage of 3% to 5% will be based on the facts and circumstances to determine if equity or cost method will be applied. All significant intercompany accounts and transactions have been eliminated.

Closed Block

         We operate a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company ("MIHC") formation. See Note 9, Closed Block, for further details.

Use of Estimates in the Preparation of Financial Statements

         The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Recent Accounting Pronouncements

         On September 19, 2005, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. AcSEC defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract and any unamortized deferred policy acquisition costs, unearned revenue liabilities, and deferred sales inducement costs from the replaced contract should be written off and acquisition costs on the new contracts capitalized as appropriate. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We are still evaluating the impact this guidance will have to our consolidated financial statements.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         On May 30, 2005, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"), which changes the requirements for the accounting and reporting of a change in accounting principle. Under SFAS 154, a change in accounting principle should be retrospectively applied to all prior periods, unless it is impracticable to do so. This retrospective application requirement replaces the Accounting Principles Board ("APB") Opinion No. 20, Accounting Changes ("APB 20"), requirement to recognize changes in accounting principle by including the cumulative effect of the change in net income during the current period. SFAS 154 applies to all voluntary changes in accounting principles where we are changing to a more preferable accounting method, as well as to changes required by an accounting pronouncement that does not contain specific transition provisions. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate. SFAS 154 is effective for accounting changes on or after January 1, 2006. SFAS 154 does not change the transition provisions of any existing accounting pronouncements.

         On December 16, 2004, the FASB issued SFAS No. 123 (revised 2004), Share-Based Payment ("SFAS 123R"). SFAS 123R requires all share-based payments to be recognized at fair value in the financial statements. SFAS 123R replaces SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), supersedes APB Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25"), and SFAS No. 148, Accounting for Stock-Based Compensation-Transition and Disclosure
- an Amendment of FASB Statement No. 123 and amends SFAS No. 95, Statement of Cash Flows. On April 14, 2005, the United States Securities and Exchange Commission ("SEC") approved a new rule delaying the effective date of SFAS 123R to annual periods that begin after June 15, 2005. Accordingly, we will be adopting SFAS 123R effective January 1, 2006 using the modified prospective method. This Statement will not have a material impact on our consolidated financial statements as we began expensing all stock options using a fair-value based method effective for the year beginning January 1, 2002. In addition, any stock options granted prior to January 1, 2002 are fully vested. We applied the prospective method of transition as prescribed by SFAS 123 when we elected to begin expensing stock-based compensation in 2002.

         In May 2005, we learned of discussions between several major accounting firms, the FASB and the SEC concluding it is appropriate to recognize compensation cost either immediately for stock awards granted to retirement eligible employees, or over the period from the grant date to the date retirement eligibility is achieved, if retirement eligibility is expected to occur during the nominal vesting period. Our approach has been to follow the widespread practice of recognizing compensation cost over the explicit service period (up to the date of actual retirement). For any awards that are granted after we adopt SFAS 123R on January 1, 2006, we will recognize compensation cost through the period that the employee first becomes eligible to retire and is no longer required to provide service to earn the award. If we had applied the nonsubstantive vesting provisions of SFAS 123R to awards granted prior to January 1, 2006, our consolidated financial statements would not have been materially impacted.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         In December 2004, SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"), was issued. APB Opinion No. 29, Accounting for Nonmonetary Transactions ("APB 29"), provided the basic principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. However, APB 29 provided an exception that allowed certain exchanges of similar productive assets to be recorded at book value. SFAS 153 amends APB 29 to eliminate this exception and requires non-monetary exchanges that meet certain criteria to be accounted for at fair value. We adopted SFAS 153 and are applying its guidelines to nonmonetary exchanges occurring on or after July 1, 2005.

         On March 9, 2004, the SEC Staff issued Staff Accounting Bulletin ("SAB") No.105, Application of Accounting Principles to Loan Commitments ("SAB 105"), in which the SEC Staff expressed their view that the fair value of recorded loan commitments, including interest rate lock commitments ("IRLCs"), that are required to follow derivative accounting under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), should not consider the expected future cash flows related to the associated servicing of the loan. We record IRLCs at zero value at date of issuance with subsequent gains or losses measured by changes in market interest rates. Therefore, this SAB did not have a material impact on our consolidated financial statements.

         On July 7, 2003, the American Institute of Certified Public Accountants issued SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance. We adopted SOP 03-1 effective January 1, 2004, and recorded a cumulative effect of accounting change of $(2.4) million, which is net of income tax benefits of $1.3 million. The accounting change impacted our Life and Health Insurance and U.S. Asset Management and Accumulation segments.

         SOP 03-1 addresses the classification of contracts and calculation of an additional liability for contracts that contain significant insurance features. The adoption of the guidance required the recognition of an additional liability in cases where the insurance benefit feature resulted in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacted the amortization of deferred policy acquisition costs ("DPAC"). As of January 1, 2004, we increased future policyholder benefits due to our no lapse guarantee feature of our universal life and variable universal life products within our Life and Health Insurance segment and for variable annuities with guaranteed minimum death benefits in our U.S. Asset Management and Accumulation segment. This resulted in an after-tax cumulative effect of $(0.9) million in the Life and Health Insurance segment and $(1.5) million in the U.S. Asset Management and Accumulation segment.

         In addition, the guidance clarifies the accounting and classification for sales inducements. Although the valuation impacts were immaterial, we reclassified $30.3 million of sales inducements from DPAC to other assets as of January 1, 2004.

         The FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"), in January 2003. FIN 46 applies to certain entities in which equity investors do not have the characteristics of a controlling financial interest, or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. FIN 46 requires the consolidation of VIEs in which an enterprise, known as the primary beneficiary, absorbs a majority of the entity's expected losses, receives a majority of the entity's expected residual returns, or both, as a result of ownership, contractual or other financial interests in the entity.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         The guidance was effective immediately for all VIEs created after January 31, 2003, and effective July 1, 2003, for all VIEs created before February 1, 2003. We invested in one VIE in April, 2003, and effective July 1, 2003, consolidated VIEs created or acquired prior to February 1, 2003, for which we are the primary beneficiary. At July 1, 2003, our consolidated financial statements were adjusted to record a cumulative effect of adopting FIN 46, as follows:

                                                                                                     Accumulated other
                                                                                    Net loss        comprehensive income
                                                                              --------------------- ---------------------
                                                                                            (in millions)

   Adjustment for intercompany gains and carrying
       value of assets consolidated                                                       $(6.1)                $14.1
   Income tax impact                                                                        2.7                  (5.0)
                                                                              --------------------- ---------------------
                                                                              --------------------- ---------------------
   Total                                                                                  $(3.4)               $  9.1
                                                                              ===================== =====================

         See Note 5, Variable Interest Entities, for the disclosures relating to
VIEs.


Cash and Cash Equivalents

         Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

         We classify our fixed maturity and equity investments into one of two categories: available-for-sale or trading. We determine the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities and redeemable preferred stock. We classify fixed maturity securities as either available-for-sale or trading and, accordingly, carry them at fair value. (See
Note 17, Fair Value of Financial Instruments, for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity, net of related DPAC, sales inducements, unearned revenue reserves, policyholder dividend obligation ("PDO"), and applicable income taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/unrealized capital gains (losses).

         The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated prepayments using a tool which models the prepayment behavior of the underlying collateral based on the current interest rate environment.

         Equity securities include mutual funds, common stock and nonredeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). Equity securities are classified as available-for-sale or trading and, accordingly, are carried at fair value. (See Note 17, Fair Value of Financial Instruments, for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity, net of related DPAC, sales inducements, unearned revenue reserves, PDO, and applicable income taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/unrealized capital gains (losses).

1.  Nature of Operations and Significant Accounting Policies (continued)

         Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported in net income.

         Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances, and direct write-downs for impairment. Any changes in the valuation allowances are reported in net income as net realized/unrealized capital gains (losses). We measure impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We have commercial mortgage loans held-for-sale in the amount of $412.1 million and $478.6 million at December 31, 2005 and 2004, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.

         Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, certain seed money investments, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported in net income as net realized/unrealized capital gains (losses). Investment gains and losses on sales of certain real estate held-for-sale, which do not meet the criteria for classification as a discontinued operation, are reported as net investment income and are excluded from net realized/unrealized capital gains (losses).

         Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

         We, along with other contributors, sell commercial mortgage loans to trusts that, in turn, securitize the assets. We retain primary servicing responsibilities and may retain other immaterial interests. We receive annual servicing fees approximating 0.01% of the assets we are servicing, which approximates cost. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

         As these trusts are classified as qualifying special purpose entities ("QSPE") pursuant to the guidance of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A Replacement of FASB Statement 125 ("SFAS 140"), we recognize the gain on the sale of the loans to the trust and the trusts are not required to be consolidated under the provisions of FIN 46. There is significant judgment used to determine whether a trust is a QSPE. To maintain QSPE status, the trust must continue to meet the QSPE criteria both initially and in subsequent periods. We have analyzed the governing pooling and servicing agreements for each of our securitizations and believe that the terms are industry standard and are consistent with the QSPE criteria. If at any time we determine a trust no longer qualifies as a QSPE, each trust will need to be reviewed to determine if there is a need to recognize the commercial mortgage loan asset in the statement of financial position along with the offsetting liability. In addition, certain industry practices related to the qualifying status of QSPE's are being discussed by regulators and standard setters and could impact the accounting for existing and future transactions.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

Derivatives

         Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, swaptions, futures, currency swaps, currency forwards, credit default swaps, total return swaps, interest rate lock commitments, bond forwards, mortgage-backed forwards and options. Derivatives may be exchange traded or contracted in the over-the-counter market. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

         Accounting and Financial Statement Presentation. We designate derivatives as either:

         a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency ("fair value" hedge);

         (b) a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency ("cash flow" hedge);

         (c)      a hedge of a net investment in a foreign operation; or

         (d)      a derivative not designated as a hedging instrument.

         Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

         Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized/unrealized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

         Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of other comprehensive income. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impact net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

         Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

         In our commercial mortgage backed securitization operation, we enter into commitments to fund commercial mortgage loans at specified interest rates and other applicable terms within specified periods of time. These commitments are legally binding agreements to extend credit to a counterparty. Loan commitments that will be held for sale are recognized as derivatives and are recorded at fair value.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         Hedge Documentation and Effectiveness Testing. We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

         We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques. If we determine a derivative is no longer highly effective as a hedge, we prospectively discontinue hedge accounting.

         Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised; or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

         If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the statement of financial position at its fair value, with changes in fair value recognized currently in net realized/unrealized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the existing basis adjustment is amortized to the statement of operations line associated with the asset or liability. The component of other comprehensive income related to discontinued cash flow hedges that are no longer highly effective is amortized to the statement of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because a hedged forecasted transaction is no longer probable, the deferred gain or loss is immediately reclassified from other comprehensive income into net income.


         Embedded Derivatives. We purchase and issue financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the statement of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

         Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating, traditional and group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies. Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

         For our universal life and annuity products we hold additional reserves pursuant to SOP 03-1. SOP 03-1 requires that reserves be held on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

         Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

         Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

         Participating business represented approximately 24%, 28% and 33% of our life insurance in force and 63%, 67% and 70% of the number of life insurance policies in force at December 31, 2005, 2004 and 2003, respectively. Participating business represented approximately 76%, 77% and 80% of life insurance premiums for the years ended December 31, 2005, 2004 and 2003, respectively. The amount of dividends to policyholders is approved annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

         Some of our policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

         The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

         Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life and annuity products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

         Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Under the guidance for limited payment contracts under SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, which refers back to SFAS No. 60, Accounting and Reporting by Insurance Enterprises ("SFAS 60"), annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as defined in SFAS 60. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

         Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds are recognized over the term of the coverage and adjusted to reflect current experience. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts.

         Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

         Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed or earned.

Deferred Policy Acquisition Costs

         Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

         DPAC for universal life-type insurance contracts, participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. For investment contracts pertaining to individual and group annuities which have separate account investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DPAC. This amortization is adjusted in the current period when estimates of estimated gross profit are revised. The DPAC of nonparticipating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

         DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. If loss recognition is necessary, DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Reinsurance

         We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded, except for the medical reinsurance agreement, which is accounted for using the deposit method of accounting. Our medical reinsurance agreement is no longer in effect after December 31, 2004, as we did not renew. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2005, 2004 and 2003, respectively, we had reinsured $21.2 billion, $20.1 billion and $19.4 billion of life insurance in force, representing 14%, 15% and 15% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk.

                        Principal Life Insurance Company
              Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

         The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

                                                                                            For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                              (in millions)
  Premiums and other considerations:
    Direct                                                                          $3,966.6        $3,693.1       $3,609.1
    Assumed                                                                             56.6            67.0          118.8
    Ceded                                                                             (295.8)         (291.2)        (288.9)
  Net premiums and other considerations                                             $3,727.4        $3,468.9       $3,439.0
  Benefits, claims and settlement expenses:
    Direct                                                                          $5,062.2        $4,740.9       $4,697.8
    Assumed                                                                             77.0            83.2          129.3
    Ceded                                                                             (265.6)         (221.9)        (234.9)
  Net benefits, claims and settlement expenses                                      $4,873.6        $4,602.2       $4,592.2

Separate Accounts
=============================================================================

         The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. We receive fees for mortality, withdrawal, and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.
         At December 31, 2005 and 2004, the separate accounts include a separate account valued at $726.6 million and $782.8 million, respectively, which primarily includes shares of Principal Financial Group, Inc. stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under the Principal Mutual Holding Company's 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statements of financial position. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and does not impact our results of operations.
Income Taxes
         Our ultimate parent, Principal Financial Group, Inc., files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. Principal Financial Group, Inc. allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

Goodwill and Other Intangibles

         Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite-lived intangible assets are not amortized. Rather, goodwill and indefinite-lived intangible assets are tested for impairment at one level below our operating segments on an annual basis during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

         Intangible assets with a finite useful life are amortized on a straight-line basis generally over a period of 5 to 15 years and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

Stock-Based Compensation

         Our ultimate parent, Principal Financial Group, Inc., accounts for their stock-based compensation plans (described more fully in Note 20, Stock-Based Compensation Plans) using the fair value method for all stock-based awards granted subsequent to January 1, 2002. For stock-based awards granted prior to this date, Principal Financial Group, Inc. used the intrinsic value method.

         Awards under these plans vest over periods ranging from one year to three years. Therefore, the cost related to stock-based compensation included in the determination of net income for 2004 and 2003 is less than that which would have been recognized if the fair value based method had been applied to all awards since the inception of the stock-based compensation plans. Had compensation expense for the stock option awards and employees' purchase rights been determined based upon fair values at the grant dates for awards under the plans in accordance with SFAS 123, our net income would have been reduced to the pro forma amounts indicated below. For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period.

                                                                                                  For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                                     (in millions)
Net income, as reported                                                                     $832.1         $767.8          $659.3
Add: Stock-based compensation expense included in reported net income, net of
  related tax effects                                                                         29.8           26.7            18.2
Deduct: Total stock-based compensation expense determined under fair value based
  method for all awards, net of related tax effects                                           29.8           29.3            21.0
Pro forma net income                                                                        $832.1         $765.2          $656.5

=========================================================


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

Restatement

         In 2005, we have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations, which in prior years were excluded from the statement of cash flows. We have restated the statement of cash flows for 2004 and 2003 to include and separately disclose the operating, investing, and financing portions of the cash flows attributable to our discontinued operations.

Reclassifications

         Reclassifications have been made to the 2004 and 2003 consolidated financial statements to conform to the 2005 presentation.

2. Related Party Transactions

         We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2005, 2004 and 2003, we received $114.3 million, $94.8 million and $94.0 million, respectively, of expense reimbursements from affiliated entities.

         We and our direct parent, Principal Financial Services, Inc., are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to Principal Financial Services, Inc. in aggregate principal amounts not to exceed $3.1 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate plus 20 basis points (the "Internal Crediting Rate"); and (ii) Principal Financial Services, Inc. to advance cash to us in aggregate principal amounts not to exceed $1.1 billion , with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse Principal Financial Services, Inc. for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from Principal Financial Services, Inc. of $229.6 million and $67.4 million at December 31, 2005 and 2004, respectively, and earned interest of $12.3 million, $8.5 million and $7.7 million during 2005, 2004 and 2003, respectively.

         Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3.  Goodwill and Other Intangible Assets

         Amortized intangible assets were as follows:

                                                                       December 31,
                                                     2005                                        2004
                               Gross Net Gross Net
           carrying Accumulated carrying carrying Accumulated carrying
                                     amount      amortization      amount        amount      amortization      amount
                                                                       (in millions)
  Intangibles with finite useful
    lives                                 $107.2         $12.4          $94.8          $87.8          $7.4          $80.4

=================================================================


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

3.  Goodwill and Other Intangible Assets (continued)

         The amortization expense for intangible assets with finite useful lives was $6.1 million, $4.2 million and $1.1 million for 2005, 2004 and 2003, respectively. At December 31, 2005, the estimated amortization expense for the next five years is as follows (in millions):

  Year ending December 31:
        2006                                                                                                          $7.1
        2007                                                                                                           7.0
        2008                                                                                                           7.1
        2009                                                                                                           7.1
        2010                                                                                                           7.1

         The changes in the carrying amount of goodwill reported in our operating segments for 2004 and 2005 were as follows:

                                                   U.S. Asset
                               Management Life and
                                                and Accumulation   Health Insurance    Consolidated
                                                                   (in millions)
  Balances at January 1, 2004                          $53.7                $69.2           $122.9
  Goodwill from acquisitions                            38.1                  0.3             38.4
  Balances at December 31, 2004                         91.8                 69.5            161.3
  Goodwill from acquisitions                            46.5                  --               46.5
  Balances at December 31, 2005                       $138.3                $69.5           $207.8

=============================================================================

4.  Discontinued Operations


Real Estate Investments

         In second and third quarter 2005, we sold certain real estate properties previously held for investment purposes. These properties qualify for discontinued operations treatment under SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). Therefore, the results of operations have been removed from our results of continuing operations for all periods presented. The gains on disposal are reported as other after-tax adjustments in our Corporate and Other segment. All assets, including cash, and liabilities of the discontinued operations have been reclassified to separate discontinued asset and liability line items on the consolidated statements of financial position. We have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations in our consolidated statements of cash flows. Additionally, the information included in the notes to the financial statements excludes information applicable to these properties, unless otherwise noted.

         The properties were sold to take advantage of positive real estate market conditions in specific geographic locations and to further diversify our real estate portfolio.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
4.       Discontinued Operations (continued)


Selected financial information for the discontinued operations is as follows:

                                                                                                     December 31,
                                                                                          -----------------------------------
                                                                                                2005              2004
                                                                                          -----------------  ----------------
                                                                                                    (in millions)
Assets
Real estate                                                                                         $--                $75.5
All other assets                                                                                     --                  2.8
                                                                                          -----------------  ----------------
                                                                                          -----------------  ----------------
   Total assets                                                                                     $--                $78.3
                                                                                          =================  ================
Liabilities
All other liabilities                                                                                --                  2.1
                                                                                          -----------------  ----------------
                                                                                          -----------------  ----------------
   Total liabilities                                                                                $--                 $2.1
                                                                                          =================  ================



                                                                                               For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                                  (in millions)
 Total revenues                                                                              $2.2           $2.5          $4.0
 Income from discontinued operations:
   Income before income taxes                                                                $2.2           $2.5          $4.0
   Income taxes                                                                               0.8            0.9           1.4
   Income from discontinued operations, net of related income taxes                           1.4            1.6           2.6
   Income on disposal of discontinued operations, net of related income taxes                22.3            --             --
 Net income                                                                                 $23.7           $1.6          $2.6

===========================================================================


Principal Residential Mortgage, Inc.

         On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. Our total after-tax proceeds from the sale were approximately $620.0 million. Principal Residential Mortgage, Inc., is accounted for as a discontinued operation under SFAS 144, and therefore, the results of operations (excluding corporate overhead) have been removed from our results of continuing operations and segment operating earnings for all periods presented. All assets, including cash, and liabilities of the discontinued operations have been reclassified to separate discontinued asset and liability line items on the consolidated statements of financial position. We have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations in our consolidated statements of cash flows. Corporate overhead allocated to our Mortgage Banking segment does not qualify for discontinued operations treatment under SFAS 144 and is included in our results of continuing operations and segment operating earnings for all periods prior to July 1, 2004. Additionally, the information included in the notes to the financial statements excludes information applicable to Principal Residential Mortgage, Inc., unless otherwise noted.

                      Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

4.  Discontinued Operations (continued)

         The decision to sell Principal Residential Mortgage, Inc. was made with a view toward intensifying our strategic focus on our core retirement and risk protection business as well as achieving our longer-term financial objectives. In addition, the sale was also viewed as a positive move for our stockholders as we go forward from an improved capital position, with better financial flexibility and greater stability of earnings.

         Selected financial information for the discontinued operations of Principal Residential Mortgage, Inc. is as follows:

                                                                                            For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                               (in millions)
 Total revenues                                                                          $--           $446.9        $1,343.8
 Loss from continuing operations, net of related income taxes (represents
   corporate overhead)                                                                   $--           $(10.3)         $(18.1)
 Income (loss) from discontinued operations
   Income before income taxes                                                             --             22.4            19.6
   Income taxes                                                                           --              8.7             7.3
   Income from discontinued operations (1)                                                --             13.7            12.3
   Income (loss) on disposal of discontinued operations, net of related
     income taxes                                                                        (5.2)          92.8             --
 Cumulative effect of accounting change, net of related income taxes                      --              --             (10.0)
 Net income (loss)                                                                      $(5.2)         $96.2          $(15.8)

[GRAPHIC OMITTED]
===============================================================

(1) The 2004 summary results of operations information is for the six months ended prior to the July 1, 2004, sale of Principal Residential Mortgage, Inc. and, accordingly, there is no statement of operations data to present subsequent to the date of the sale.

         Our U.S. Asset Management and Accumulation segment held residential mortgage banking escrow deposits (reported as other liabilities) as of December 31, 2003. The purchaser (or acquirer) closed out the banking escrow deposit accounts as a result of the sale. U.S. Asset Management and Accumulation total revenues from this arrangement reclassified to discontinued operations for the years ended December 31, 2004 and 2003 were $(5.6) million, and $28.6 million, respectively. Income (loss) from discontinued operations net of related income taxes, for the years ended December 31, 2004, and 2003 were $(3.5) million, and $11.2 million, respectively.

5.  Variable Interest Entities

         We have relationships with various types of special purpose entities and other entities where we have a variable interest. The following serves as a discussion of investments in entities that meet the definition of a VIE under FASB Interpretation No. 46 (Revised 2003), Consolidation of Variable Interest Entities ("FIN 46R").

Consolidated Variable Interest Entities

         Synthetic Collateralized Debt Obligation. On May 26, 2005, we invested $130.0 million in a secured limited recourse credit linked note issued by a grantor trust. The trust entered into a credit default swap providing credit protection on the first 45% of loss of seven mezzanine tranches totaling $288.9 million of seven synthetic reference portfolios. Our risk of loss for the seven referenced mezzanine tranches begins at 4.85% and ends at 10.85% of loss on each of the seven synthetic reference portfolios. Therefore, defaults in an underlying reference portfolio will only affect the credit-linked note if cumulative losses exceed 4.85% of a synthetic reference portfolio.

                         Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

5.  Variable Interest Entities (continued)

         We have determined that this grantor trust is a variable interest entity and that we are the primary beneficiary of the trust due to our sole interest in the variable interest entity and management of the synthetic reference portfolios. Upon consolidation of the trust, as of December 31, 2005, our consolidated statements of financial position include $130.0 million of available-for-sale fixed maturity securities, which represent the collateral held by the trust. As of December 31, 2005, the credit default swap entered into by the trust has an outstanding notional amount of $130.0 million and a change in fair value of a $0.4 million pre-tax loss that is recorded in net income and is reflected on the consolidated statements of financial position as an other liability. The creditors of the grantor trusts have no recourse to the assets of our company.

         Grantor Trusts. We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificate and the residual certificates were subsequently sold to a third party.

         We have determined that these grantor trusts are VIEs as, in the event of a default or prepayment on the underlying notes, which is the main risk of loss, our interest-only certificates are exposed to the majority of the risk of loss. The restricted interest periods end between 2016 and 2020 and, at that time, the residual certificate holders' certificates are redeemed by the trust in return for the notes. We have determined that it will be necessary for us to consolidate these entities until the expiration of the interest-only period. As of December 31, 2005 and 2004, our consolidated statements of financial position include $364.1 million and $369.8 million, respectively, of undated subordinated floating rate notes of the grantor trusts, which are classified as available-for-sale fixed maturity securities and represent the collateral held by the trust. The obligation to deliver the underlying securities to the residual certificate holders of $147.4 million and $138.1 million as of December 31, 2005 and 2004, respectively, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. The creditors of the grantor trusts have no recourse to the assets of our company.

         Other. In addition to the entities above, we have a number of relationships with a disparate group of entities, which meet the FIN 46R criteria for VIEs. Due to the nature of our direct investment in the equity and/or debt of these VIEs, we are the primary beneficiary of such entities, which requires us to consolidate them. These entities include two financial services companies, two private investment trusts, a hedge fund and a real estate joint venture. The consolidation of these VIEs did not have a material effect on either our consolidated statement of financial position or results of operations as of December 31, 2005 or 2004 and for any of the three years in the period ended December 31, 2005. For the majority of these entities, the creditors have no recourse to the assets of our company.

                      Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

5.  Variable Interest Entities (continued)

         The carrying amount and classification of consolidated VIE assets that are collateral the VIE has designated for its own obligations are as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
  Fixed maturity securities, available-for-sale                                                      $88.3          $56.9
  Equity securities, available-for-sale                                                               39.6           16.9
  Real estate                                                                                         12.4           62.3
  Cash and other assets                                                                               61.2           55.2
    Total assets pledged as collateral                                                              $201.5         $191.3

  Long-term debt                                                                                     $13.3          $72.1

======================================================================



As of December 31, 2005 and 2004, $201.5 million and $191.3 million, respectively, of assets were pledged as collateral for the VIE entities' other obligations. Additionally, as of December 31, 2005 and 2004, these entities had long-term debt of $120.2 million and $183.1 million, respectively, of which $106.9 million and $111.0 million, respectively, was issued by our affiliates and, therefore, eliminated upon consolidation.

Significant Unconsolidated Variable Interest Entities

         We hold a significant variable interest in a number of VIEs where we are not the primary beneficiary. These entities include private investment trusts and custodial relationships that have issued trust certificates or custodial receipts that are recorded as available-for-sale fixed maturity securities in the consolidated financial statements.

         Between October 3, 1996 and September 21, 2001, we entered into seven separate but similar transactions where various third parties transferred funds to either a custodial account or a trust. The custodians or trusts purchased shares of specific money market funds and then separated the cash flows of the money market shares into share receipts and dividend receipts. The dividend receipts entitle the holder to dividends paid for a specified term while the share receipts, purchased at a discount, entitle the holder to dividend payments subsequent to the term of the dividend receipts and the rights to the underlying shares. We have purchased the share receipts. After the restricted dividend period ends between 2017 and 2021, we, as the share receipt holder, have the right to terminate the custodial account or trust agreement and will receive the underlying money market fund shares. Upon adoption of FIN 46R, we determined the primary beneficiary is the dividend receipt holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $224.5 million and $203.1 million as of December 31, 2005 and 2004, respectively.

         On June 20, 1997, we entered into a transaction in which we purchased a residual trust certificate. The trust separated the cash flows of an underlying security into an interest-only certificate that entitles the third party certificate holder to the stated interest on the underlying security through May 15, 2017, and into a residual certificate entitling the holder to interest payments subsequent to the term of the interest-only certificates and any principal payments. Subsequent to the restricted interest period, we, as the residual certificate holder, have the right to terminate the trust agreement and will receive the underlying security. Upon adoption of FIN 46R, we determined the primary beneficiary is the interest-only certificate holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $77.0 million and $68.9 million as of December 31, 2005 and 2004, respectively.

                              Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments

Fixed Maturities and Equity Securities

         The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2005 and 2004, are summarized as follows:

                                                                                  Gross         Gross
                                                                               unrealized     unrealized
                                                                    Cost          gains         losses       Fair value
                                                                                     (in millions)
December 31, 2005 Fixed maturities, available-for-sale:
  U.S. government and agencies                                         $549.4           $1.7          $4.0         $547.1
  Non-U.S. governments                                                  416.2           47.2           0.3          463.1
  States and political subdivisions                                   1,222.6           45.7           3.8        1,264.5
  Corporate -- public                                                 18,763.0          887.0         104.6       19,545.4
  Corporate -- private                                                 9,463.7          484.3          52.3        9,895.7
  Mortgage-backed and other asset-backed securities                   8,043.5          267.7          78.0        8,233.2
Total fixed maturities, available-for-sale                          $38,458.4       $1,733.6        $243.0      $39,949.0
Total equity securities, available-for-sale                            $683.8          $24.4          $5.3         $702.9
December 31, 2004 Fixed maturities, available-for-sale:
  U.S. government and agencies                                         $260.3           $5.9          $0.6         $265.6
  Non-U.S. governments                                                  428.4           61.9           --            490.3
  States and political subdivisions                                     894.2           53.5           0.7          947.0
  Corporate -- public                                                 18,257.8        1,331.4          28.6       19,560.6
  Corporate -- private                                                 9,934.7          649.4          35.2       10,548.9
  Mortgage-backed and other asset-backed securities                   6,951.4          370.8          23.5        7,298.7
Total fixed maturities, available-for-sale                          $36,726.8       $2,472.9         $88.6      $39,111.1
Total equity securities, available-for-sale                            $669.3          $14.9          $1.6         $682.6

===================================================================

     The cost and fair value of fixed maturities available-for-sale at December 31, 2005, by expected maturity, were as follows:

                                                                                                 Cost        Fair value
                                                                                                    (in millions)
Due in one year or less                                                                           $1,808.8       $1,819.3
Due after one year through five years                                                              8,020.3        8,159.0
Due after five years through ten years                                                            19,823.5       20,960.2
Due after ten years                                                                                  762.3          777.2
                                                                                                  30,414.9       31,715.7
Mortgage-backed and other asset-backed securities                                                  8,043.5        8,233.3
Total                                                                                            $38,458.4      $39,949.0

========================================================================


The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or prepay obligations.

         Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. We monitor the restrictive bond covenants, which are intended to regulate the activities of issuers and control their leveraging capabilities.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

Net Investment Income

         Major categories of net investment income are summarized as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Fixed maturities, available-for-sale                                           $2,291.7        $2,183.6       $2,151.3
  Fixed maturities, trading                                                           7.3             9.4           10.1
  Equity securities, available-for-sale                                              48.5            46.9           45.2
  Equity securities, trading                                                          --               --              0.2
  Mortgage loans                                                                    719.9           731.5          766.3
  Real estate                                                                        68.3            65.8           76.5
  Policy loans                                                                       50.3            51.1           54.5
  Cash and cash equivalents                                                          42.6            20.6           14.7
  Derivatives                                                                        14.2            16.9           12.7
  Other                                                                              43.7            25.3           44.2
  Total                                                                           3,286.5         3,151.1        3,175.7
  Less investment expenses                                                         (152.8)         (123.6)        (108.5)
  Net investment income                                                          $3,133.7        $3,027.5       $3,067.2

=====================================================================
Net Realized/Unrealized Capital Gains and Losses

         The major components of net realized/unrealized capital losses on investments are summarized as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Fixed maturities, available-for-sale:
    Gross gains                                                                    $125.7           $65.5          $69.8
    Gross losses                                                                   (149.1)         (107.3)        (289.2)
  Fixed maturities, trading:
    Gross gains                                                                       0.9             1.5            3.5
    Gross losses                                                                     (2.6)           (2.6)          (0.3)
  Equity securities, available-for-sale:
    Gross gains                                                                       6.8             7.7            3.7
    Gross losses                                                                     (6.4)          (10.4)           5.2
  Equity securities, trading:
    Gross gains                                                                       5.7             4.4            3.3
    Gross losses                                                                      --               --              --
  Mortgage loans                                                                      1.1           (12.1)          (2.1)
  Derivatives                                                                        14.6          (116.9)         110.3
  Other                                                                             (14.2)           60.5            5.4
  Net realized/unrealized capital losses                                           $(17.5)        $(109.7)        $(90.4)

=====================================================================

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

         Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $2.4 billion, $1.7 billion and $2.6 billion in 2005, 2004 and 2003, respectively. The proceeds set forth above include amounts related to sales of mortgage-backed securities of $0.0 billion, $0.5 billion and $0.1 billion in 2005, 2004 and 2003, respectively. Gross gains of $0.1 million, $0.1 million and $0.4 million and gross losses of $0.0 million, $0.0 million and $0.9 million in 2005, 2004 and 2003, respectively, were realized on sales of mortgage-backed securities.

         We recognize impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Gross realized losses related to other than temporary impairments of fixed maturity securities were $28.6 million, $60.6 million and $173.7 million in 2005, 2004, and 2003, respectively. We also recognized gross realized losses as the result of credit triggered sales of $30.8 million, $18.9 million and $42.8 million in 2005, 2004, and 2003 respectively. Gross losses recorded on fixed maturity securities that were part of fair value hedging relationships totaled $64.0 million, $16.8 million and $64.7 million in 2005, 2004, and 2003, respectively.

Gross Unrealized Losses for Fixed Maturities and Equity Securities

         For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2005 and 2004, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

                                                                        December 31, 2005
                         Less than Greater than or equal
                                             twelve months               to twelve months                  Total
                                                        Gross                        Gross                         Gross
                                        Carrying      unrealized     Carrying      unrealized      Carrying     unrealized
                                         value          losses         value         losses         value         losses
                                                                          (in millions)
   Fixed maturities,
     available-for-sale:
     U.S. government and agencies            $406.3           $3.5          $43.5          $0.5         $449.8           $4.0
     Non-U.S. governments                       7.9            0.1           11.7           0.2           19.6            0.3
     States and political
       subdivisions                           374.2            2.9           55.2           0.9          429.4            3.8
     Corporate -- public                     4,617.6           80.4          877.1          24.2        5,494.7          104.6
     Corporate -- private                    2,297.4           36.3          488.9          16.0        2,786.3           52.3
     Mortgage-backed and other
       asset-backed securities              2,847.4           53.8          795.0          24.2        3,642.4           78.0
   Total fixed maturities,
     available-for-sale                   $10,550.8         $177.0       $2,271.4         $66.0      $12,822.2         $243.0
   Total equity securities,
     available-for-sale                      $144.5           $2.6         $287.7          $2.7         $432.2           $5.3

=======================================================================
         As of December 31, 2005, we held $12,822.2 million in
available-for-sale fixed maturity securities with unrealized losses of $243.0 million. Our consolidated portfolio consists of fixed maturity securities where
97% are investment grade (rated AAA through BBB-) with an average price of 98
(carrying value/amortized cost).



                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

         For those securities that have been in a loss position for less than twelve months, our consolidated portfolio holds 1,199 securities with a carrying value of $10,550.8 million and unrealized losses of $177.0 million reflecting an average price of 98. Of this portfolio, 97% was investment grade (rated AAA through BBB-) at December 31, 2005, with associated unrealized losses of $167.1 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

         For those securities that have been in a continuous loss position greater than or equal to twelve months, our consolidated portfolio holds 337 securities with a carrying value of $2,271.4 million and unrealized losses of $66.0 million. The average rating of this portfolio is A+ with an average price of 97 at December 31, 2005. Of the $66.0 million in unrealized losses, the Corporate-public and Corporate-private sectors account for $40.2 million in unrealized losses with an average price of 97 and an average credit rating is BBB+. The remaining unrealized losses consists primarily of $24.2 million in unrealized losses within the mortgage-backed and other asset-backed securities sector. The average price of the mortgage-backed and other asset-backed securities sector is 97 and the average credit rating is AA+.

                                                                        December 31, 2004
                     Less than twelve Greater than or equal
                                                months                   to twelve months                  Total
                                                        Gross                        Gross                         Gross
                                        Carrying      unrealized     Carrying      unrealized      Carrying     unrealized
                                         value          losses         value         losses         value         losses
                                                                          (in millions)
  Fixed maturities,
    available-for-sale:
    U.S. government and agencies              $64.1           $0.6           $--            $--            $64.1           $0.6
    States and political
      subdivisions                             54.2            0.3           21.5           0.4           75.7            0.7
    Corporate -- public                      1,898.5           19.5          181.8           9.1        2,080.3           28.6
    Corporate -- private                     1,426.3           17.6          335.8          17.6        1,762.1           35.2
    Mortgage-backed and other
      asset-backed securities               1,470.7           18.8          102.6           4.7        1,573.3           23.5
  Total fixed maturities,
    available-for-sale                     $4,913.8          $56.8         $641.7         $31.8       $5,555.5          $88.6
  Total equity securities,
    available-for-sale                        $62.0           $0.7         $249.7          $0.9         $311.7           $1.6

========================================================================
         As of December 31, 2004, we held $5,555.5 million in available-for-sale fixed maturity securities with unrealized losses of $88.6 million. Our consolidated portfolio consists of fixed maturity securities where 97% are investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost).

         For those securities that have been in a loss position for less than twelve months, our consolidated portfolio holds 557 securities with a carrying value of $4,913.8 million and unrealized losses of $56.8 million reflecting an average price of 99. Of this portfolio, 98.5% was investment grade (rated AAA through BBB-) at December 31, 2004, with associated unrealized losses of $51.8 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.



                             Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

         For those securities that have been in a continuous loss position greater than or equal to twelve months,our consolidated portfolio holds 80 securities with a carrying value of $641.7 million and unrealized losses of $31.8 million. The average rating of this portfolio is BBB- with an average price of 95 at December 31, 2004. The Corporate-public and Corporate-private sectors account for $26.7 million of the $31.8 million in unrealized losses. The average price of the corporate sectors is 95 and the average credit rating is BBB+.

         We closely monitor our below investment grade holdings and those investment grade names where we have concerns. While we are in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. We consider relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) our ability and intent to hold the security to maturity or until it recovers in value. To the extent we determine that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

Net Unrealized Gains and Losses on Available-for-Sale Securities

         The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of stockholder's equity, reduced by adjustments to DPAC, sales inducements, unearned revenue reserves and PDO that would have been required as a charge or credit to operations had such amounts been realized, and a provision for deferred income taxes.

         The cumulative amount of net unrealized gains and losses on available-for-sale securities was as follows:

                                                                                                    December 31,
                                                                                                2005           2004
                                                                                                   (in millions)
Net unrealized gains on fixed maturities, available-for-sale(1)                                  $1,490.5       $2,392.8
Net unrealized gains on equity securities, available-for-sale                                        19.2           13.4
Adjustments for assumed changes in amortization patterns:
  Deferred policy acquisition costs                                                                (145.7)        (242.9)
  Sales inducements                                                                                   6.3            0.5
  Unearned revenue reserves                                                                           3.2           11.5
Net unrealized gains (losses) on derivative instruments                                              39.6           (2.0)
Net unrealized losses on policyholder dividend obligation                                           (33.7)        (118.5)
Net unrealized losses on equity method subsidiaries and minority interest adjustments               (31.3)         (36.6)
Provision for deferred income taxes                                                                (474.6)        (702.3)
Net unrealized gains on available-for-sale securities                                              $873.5       $1,315.9
[GRAPHIC OMITTED]
==============================================================================
(1) Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

Commercial Mortgage Loans

         Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2005 and 2004, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

                                                                                   December 31,
                                                                       2005                            2004
                        Carrying Percent Carrying Percent
                         amount of total amount of total
                                                                                 ($ in millions)
  Geographic distribution
  New England                                                    $353.0            3.6%          $426.8             4.2%
  Middle Atlantic                                               1,822.3           18.4          1,916.8            18.7
  East North Central                                              775.2            7.8            913.0             8.9
  West North Central                                              458.3            4.6            419.8             4.1
  South Atlantic                                                2,531.2           25.7          2,419.8            23.7
  East South Central                                              348.0            3.5            341.3             3.3
  West South Central                                              674.1            6.8            726.9             7.1
  Mountain                                                        823.7            8.3            819.7             8.0
  Pacific                                                       2,138.1           21.6          2,283.0            22.4
  Valuation allowance                                             (33.2)          (0.3)           (42.4)           (0.4)
  Total                                                        $9,890.7          100.0%       $10,224.7           100.0%
  Property type distribution
  Office                                                       $2,706.5           27.4%        $3,383.5            33.1%
  Retail                                                        3,036.5           30.6          2,984.7            29.1
  Industrial                                                    2,812.3           28.4          2,826.4            27.6
  Apartments                                                    1,078.5           10.9            885.4             8.7
  Hotel                                                            44.8            0.5             48.0             0.5
  Mixed use/other                                                 245.3            2.5            139.1             1.4
  Valuation allowance                                             (33.2)          (0.3)           (42.4)           (0.4)
  Total                                                        $9,890.7          100.0%       $10,224.7           100.0%

=============================================================================
Commercial Mortgage Loan Loss Allowance

         Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The change in the valuation allowance is included in net realized/unrealized capital losses on our consolidated statements of operations.







                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
6.  Investments (continued)

         The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the adequacy of the allowance for losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation of our loan specific reserve component is also subjective, as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans. Impaired mortgage loans, along with the related allowance for losses, were as follows:

                                                                                                      December 31,
                                                                                                2005             2004
                                                                                                     (in millions)
  Impaired loans                                                                                    $23.8         $105.4
  Allowance for losses                                                                               (2.3)          (6.5)
  Net impaired loans                                                                                $21.5          $98.9

=============================================================================
         The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                                                            For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                              (in millions)
  Average recorded investment in impaired loans                                       $51.6         $105.2            $81.6
  Interest income recognized on impaired loans                                          5.1            7.0             12.0

-----------------------------------------------------------------------------
         When it is determined that a loan is impaired, interest accruals are stopped and all interest income is recognized on the cash basis.

         A summary of the changes in the commercial mortgage loan allowance for losses is as follows:

                                                                                            For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                              (in millions)
  Balance at beginning of year                                                        $42.4           $49.6           $83.6
  Provision for losses                                                                  1.4            14.4             1.3
  Releases due to write-downs, sales and foreclosures                                 (10.6)          (21.6)          (35.3)
  Balance at end of year                                                              $33.2           $42.4           $49.6

==============================================================================
Real Estate

         Depreciation expense on invested real estate was $29.7 million, $31.8 million and $27.1 million in 2005, 2004 and 2003, respectively. Accumulated depreciation was $200.9 million and $202.8 million as of December 31, 2005 and 2004, respectively.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
6.  Investments (continued)

Other Investments

         Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder's equity. Total assets of the unconsolidated entities amounted to $4,756.9 million and $3,928.4 million at December 31, 2005 and 2004, respectively. Total revenues of the unconsolidated entities were $1,026.7 million, $700.4 million and $784.7 million in 2005, 2004 and 2003, respectively. During 2005, 2004 and 2003, we included $46.1 million, $30.5 million and $41.6 million, respectively, in net investment income representing our share of current year net income of the unconsolidated entities. At December 31, 2005 and 2004, our net investment in unconsolidated entities was $62.8 million and $71.8 million, respectively, which primarily included our minority interests in domestic and international joint ventures and partnerships.

         In the ordinary course of our business and as part of our investment operations, we have also entered into long term contracts to make and purchase investments aggregating $882.8 million and $1,268.9 million at December 31, 2005 and 2004, respectively.

         Derivative assets are reflected on our consolidated statements of financial position and reported as a component of other investments. Certain seed money investments are carried at fair value with changes in fair value included in net income as net realized/unrealized capital gains or losses.

7.  Securitization Transactions

         We, along with other contributors, sell commercial mortgage loans in securitization transactions to trusts. As these trusts are classified as a qualifying special purpose entity, they are not subject to the VIE consolidation rules . We retain primary servicing responsibilities and may retain other immaterial interests. We receive annual servicing fees approximating 0.01% of the assets we are servicing, which approximates cost. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

         In 2005, 2004, and 2003,we recognized gains of $39.8 million, $14.4 million and $16.4 million, respectively, on the securitization of commercial mortgage loans.

         Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed included a cumulative foreclosure rate between 5% and 18% during 2005, 4% and 10% during 2004, and 5% and 12% during 2003. The assumed range of the loss severity, as a percentage of defaulted loans, was between 3% and 29% during 2005, 13% and 31% during 2004, and 14% and 33% during 2003. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

         At December 31, 2005 and 2004, the fair values of retained interests related to the securitizations of commercial mortgage loans were $321.0 million and $304.3 million, respectively. Only $0.8 million in each year represents equity interest investments. All other interests are classified as available-for-sale securities and are carried at fair value. At December 31, 2005 and 2004, respectively, $181.3 million and $179.4 million of these available-for-sale securities were interest-only investments. Cash flows are continuously monitored for adverse deviations from original expectations and impairments are recorded when necessary. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2005 and 2004, as a result of this sensitivity analysis were not significant.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

7.  Securitization Transactions (continued)

         The table below summarizes cash flows for securitization transactions:

                                                                                    For the year ended December 31,
                                                                                  2005           2004           2003
                                                                                             (in millions)
Proceeds from new securitizations                                                   $2,270.4        $871.1         $998.0
Servicing fees received                                                                  1.1           1.1            0.9
Other cash flows received on retained interests                                        $36.0         $31.1          $30.7

------------------------------------------------------------------------------


8.  Derivative Financial Instruments

         Derivatives are generally used to hedge or reduce exposure to market risks (primarily interest rate and foreign currency risks) associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Additionally, derivatives are also used in asset replication strategies. We do not buy, sell or hold these investments for trading purposes.

Types of Derivative Instruments

         Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit ("GMWB") liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

         In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. In a mortgage-backed securities ("MBS") forward transaction, we agree to purchase or sell a specified MBS on a future date. We use exchange-traded futures and MBS forwards to reduce market risks from changes in interest rates, to alter mismatches between the assets in a portfolio and the liabilities supported by those assets, and to hedge against changes in the value of securities we own or anticipate acquiring or selling. We use exchange-traded futures to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained.

         A swaption is an option to enter into an interest rate swap at a future date. We write these options and receive a premium in order to transform our callable liabilities into fixed term liabilities. In addition, we may sell an investment-type contract with attributes tied to market indices (an embedded derivative as noted below), in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. Equity call spreads are purchased to fund the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity products that credit interest based on changes in an external equity index. Equity put options are used to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity products, as previously explained.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous spread and the current spread on referenced indices based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. These derivatives are used in our commercial mortgage securitization operation to hedge its long spread position.

         Currency forwards are contracts in which we agree with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate as calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency forwards and currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

         We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also occasionally used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. At the same time we enter into these synthetic transactions, we buy a quality cash bond to match against the credit default swap. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in an amount equal to the notional value of the credit default swap. At December 31, 2005, the notional amount of written credit default swaps was $1,297.6 million.

         In our commercial mortgage backed securitization operation, we enter into commitments to fund commercial mortgage loans at specified interest rates and other applicable terms within specified periods of time. These commitments are legally binding agreements to extend credit to a counterparty. Loan commitments that will be held for sale are recognized as interest rate lock commitment derivatives that are recorded at fair value. Fair value is determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each commitment. Loan commitments that are related to the origination of mortgage loans that will be held for investment are not accounted for as derivatives and, accordingly, are not recognized in our financial statements.

Exposure

         Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

         Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         Prior to the application of the aforementioned credit enhancements, the gross exposure to credit risk with respect to these derivative instruments was $461.9 million and $943.8 million at December 31, 2005 and 2004, respectively. Subsequent to the application of such credit enhancements, the net exposure to credit risk was $364.3 million and $609.3 million at December 31, 2005 and 2004, respectively.

         The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
Notional amounts of derivative instruments
Interest rate swaps                                                                               $8,531.3       $7,481.9
Foreign currency swaps                                                                             3,830.4        3,013.4
Credit default swaps                                                                               1,297.6          988.3
Embedded derivative financial instruments                                                            802.5          499.1
Swaptions                                                                                            684.5          429.0
Currency forwards                                                                                    509.2          356.4
Interest rate lock commitments                                                                       392.3          634.3
Call options                                                                                         189.8           73.0
Total return swaps                                                                                   100.0            --
Mortgage-backed forwards and options                                                                  39.3          586.8
Bond options                                                                                          38.5           38.5
Futures                                                                                               32.2            --
Bond forwards                                                                                          --            508.0
Total notional amounts at end of year                                                            $16,447.6      $14,608.7
Gross credit exposure of derivative instruments
Foreign currency swaps                                                                              $338.4         $803.4
Interest rate swaps                                                                                   89.3           41.5
Call options                                                                                          18.0           10.5
Credit default swaps                                                                                  14.0           19.3
Currency forwards                                                                                      1.6            1.6
Bond options                                                                                           0.6            0.7
Bond forwards                                                                                          --             66.8
Total credit exposure at end of year                                                                $461.9         $943.8

===========================================================
         The net interest effect of interest rate swap, currency swap and credit default swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements.

         The fair value of our derivative instruments classified as assets at December 31, 2005 and 2004, was $419.3 million and $856.8 million, respectively, and was reported with other invested assets on the consolidated statements of financial position. The fair value of derivative instruments classified as liabilities at December 31, 2005 and 2004, was $190.1 million and $195.5 million, respectively, and was reported with other liabilities on the consolidated statements of financial position.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

Fair Value Hedges

         We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

         We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

         We use interest rates swaps and total return swaps to hedge interest rate and spread risk in our commercial mortgage securitization operations.

         We also sell callable investment-type agreements and use written interest rate swaptions to transform the callable liability into a fixed term liability.

         We recognized a pre-tax net loss of $(11.8) million, $(28.7) million and $(9.5) million in 2005, 2004 and 2003, respectively, relating to the ineffective portion of our fair value hedges, which was reported with net realized/unrealized capital losses on our consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.


Cash Flow Hedges

         We also utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of financial assets and liabilities.

         We entered into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

         At December 31, 2005, we had no exposure to variable cash flows of an unrecognized firm commitment and at December 31, 2004, we had hedged the exposure to variable cash flows of $46.7 million of unrecognized firm commitments. These 2004 firm commitments funded in the first quarter of 2005.

         In 2005, 2004 and 2003, we recognized a $27.0 million, $57.8 million and $(49.6) million after-tax increase (decrease) in value, respectively, related to cash flow hedges in accumulated other comprehensive income. During this time period, none of our cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. We reclassified $21.3 million, $5.2 million, and $54.6 million in net losses from accumulated comprehensive income into net income during 2005, 2004, and 2003 respectively, and we expect to reclassify $0.7 million net losses in the next 12 months.

         For the years ended December 31, 2005 and 2004, we recognized a pre-tax gain of $1.2 million and $1.9 million in net income due to cash flow ineffectiveness, respectively. For the year ended December 2003, the cash flow ineffectiveness was immaterial. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

         The maximum length of time that we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 13.5 years.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

Derivatives Not Designated as Hedging Instruments

         Our use of futures, MBS forwards, certain swaptions and swaps, equity call options, credit default swaps, bond options, currency forwards, and interest rate lock commitments are effective from an economic standpoint, but they have not been designated as hedges under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. For the years ended December 31, 2005, 2004 and 2003, gains (losses) of $10.5 million, $(64.4) million and $97.0 million, respectively, were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

Embedded Derivatives

         We may purchase or issue financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or products. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value with changes in fair value reported in net income.

         We sell investment-type liability contracts in which the return is tied to an external equity index. The equity return is an embedded option that is bifurcated from the host investment-type contract and accounted for separately. We economically hedge the embedded derivative by writing equity call options with identical features to convert the overall contract into a fixed-rate liability, effectively eliminating the equity component altogether. For the years ended December 31, 2005 and 2004, respectively, we recognized a $1.0 million and $3.2 million pre-tax gain on the purchased equity call options and a $1.0 million and $3.2 million pre-tax loss on the change in fair value of the embedded derivatives.

         We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. We retained the interest-only certificates and the residual certificates were subsequently sold to a third party. We have determined these grantor trusts are variable interest entities and it is necessary for us to consolidate these entities. The obligation to deliver the underlying securities to residual certificate holders of $147.4 million as of December 31, 2005, and $138.1 million as of December 31, 2004 is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. For the years ended December 31, 2005 and 2004, respectively, we recognized a $2.7 million pre-tax gain and a $28.2 million pre-tax loss on the change in fair value of the obligation, which is reflected in accumulated other comprehensive income on the consolidated statements of financial position.

         During 2005, we purchased existing Class A units of a trust that represent interest payments on the underlying security within the trust. The trust also issued Class B units representing the residual interests in the underlying. We have determined that this trust is a variable interest entity and subsequent to this purchase it is necessary for us to consolidate this entity. The obligation to deliver the underlying security to the Class B unit holder of $10.5 million as of December 31, 2005, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying security. For the year ended December 31, 2005, we recognized a $0.4 million pre-tax loss on the change in fair value of the obligation, which is reflected in accumulated other comprehensive income on the consolidated statements of financial position.

         We offer a fixed deferred annuity product that credits interest based on changes in an external equity index. It contains an embedded derivative that has been bifurcated and accounted for separately, with changes in fair value reported in net realized/unrealized gains (losses). We economically hedge the fixed deferred annuity product by purchasing options that match the product's profile. For the years ended December 31, 2005 and 2004, we recognized a $1.5 million and $0.5 million pre-tax gain on the call spread options purchased and a $2.3 million and $0.2 pre-tax loss on the change in fair value of the embedded derivatives.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         We offer certain variable annuity products with a GMWB rider. The GMWB provides that the contractholder will receive at least their principal deposit back through withdrawals of up to a specified annual amount, even if the account value is reduced to zero. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. Declines in the equity market may increase our exposure to benefits under contracts with the GMWB. We economically hedge the GMWB exposure using futures, options and interest rate swaps. For the year ended December 31, 2005, we recognized a $0.5 million pre-tax loss on the hedging instruments and a $0.2 million pre-tax gain on the change in fair value of the embedded derivatives in net income.

9.  Closed Block

         In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

         Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

         A PDO is required to be established for earnings in the Closed Block that are not available to stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income).

         If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2005 and 2004, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $33.7 million, $118.5 million, and $99.0 million as of December 31, 2005, 2004 and 2003, respectively.

                           Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

9.  Closed Block (continued)

         Closed Block liabilities and assets designated to the Closed Block were as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
Closed Block liabilities
Future policy benefits and claims                                                                 $5,387.1       $5,409.0
Other policyholder funds                                                                              27.3           28.8
Policyholder dividends payable                                                                       361.0          364.3
Policyholder dividend obligation                                                                      33.7          118.5
Other liabilities                                                                                     57.0           42.6
  Total Closed Block liabilities                                                                   5,866.1        5,963.2
Assets designated to the Closed Block
Fixed maturities, available-for-sale                                                               2,989.8        3,057.5
Equity securities, available-for-sale                                                                 71.5           74.9
Mortgage loans                                                                                       716.4          754.5
Real estate                                                                                            --              1.7
Policy loans                                                                                         754.6          751.2
Other investments                                                                                     47.7           19.9
  Total investments                                                                                4,580.0        4,659.7
Cash and cash equivalents                                                                             34.3            0.4
Accrued investment income                                                                             71.0           72.9
Deferred income tax asset                                                                             73.6           78.9
Premiums due and other receivables                                                                    20.2           22.8
Other assets                                                                                          35.9           18.8
  Total assets designated to the Closed Block                                                      4,815.0        4,853.5
Excess of Closed Block liabilities over assets designated to the Closed Block                      1,051.1        1,109.7
Amounts included in other comprehensive income                                                        61.5           63.0
Maximum future earnings to be recognized from Closed Block assets and liabilities                 $1,112.6       $1,172.7





                        Principal Life Insurance Company
===========================================================
             Notes to Consolidated Financial Statements (continued)

9.  Closed Block (continued)

         Closed Block revenues and expenses were as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Revenues
  Premiums and other considerations                                                $617.7          $648.7         $684.3
  Net investment income                                                             294.4           301.6          306.6
  Net realized/unrealized capital gains (losses)                                      2.3            (4.1)          (6.6)
    Total revenues                                                                  914.4           946.2          984.3
  Expenses
  Benefits, claims and settlement expenses                                          518.8           515.1          557.4
  Dividends to policyholders                                                        285.3           289.1          298.6
  Operating expenses                                                                  9.1            11.6            8.3
    Total expenses                                                                  813.2           815.8          864.3
  Closed Block revenue, net of Closed Block expenses, before income taxes           101.2           130.4          120.0
  Income taxes                                                                       32.4            42.6           39.5
  Closed Block revenue, net of Closed Block expenses and income taxes                68.8            87.8           80.5
  Funding adjustment charges                                                         (8.7)          (10.1)         (31.9)
  Closed Block revenue, net of Closed Block expenses, income tax and
    funding adjustment charges                                                      $60.1           $77.7          $48.6

==========================================================================
         The change in maximum future earnings of the Closed Block was as follows:

                                                                                   For the year ended December 31,
                                                                                 2005           2004           2003
                                                                                            (in millions)
  Beginning of year                                                               $1,172.7        $1,250.4      $1,299.0
  End of year                                                                      1,112.6         1,172.7       1,250.4
  Change in maximum future earnings                                                 $(60.1)         $(77.7)       $(48.6)

================================================================
         We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.






                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

10.  Deferred Policy Acquisition Costs

         Policy acquisition costs deferred and amortized in 2005, 2004 and 2003 were as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Balance at beginning of year                                                   $1,770.9        $1,519.6       $1,374.4
  Cost deferred during the year                                                     440.6           457.8          337.4
  Amortized to expense during the year                                             (238.8)         (207.7)        (144.0)
  Effect of unrealized gains (losses)                                                97.2            31.5          (48.2)
  Other (1)                                                                           --             (30.3)           --
  Balance at end of year                                                         $2,069.9        $1,770.9       $1,519.6
[GRAPHIC OMITTED]
============================================================================
(1)      Due to the January 1, 2004 adoption of SOP 03-1, we reclassified $30.3 million of sales inducements from DPAC to other assets.
11.  Insurance Liabilities
Contractholder Funds
         Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
  Liabilities for investment-type contracts:
     GICs                                                                                        $12,601.6      $12,803.3
     Funding agreements                                                                           11,832.0       11,266.3
     Other investment-type contracts                                                               1,362.9        1,528.3
  Total liabilities for investment-type contracts                                                 25,796.5       25,597.9
  Liabilities for individual annuities                                                             5,413.7        4,547.2
  Universal life and other reserves                                                                2,388.4        2,029.7
  Total contractholder funds                                                                     $33,598.6      $32,174.8

=========================================================================


Our GICs and funding agreements contain provisions limiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

         Funding agreements include those issued directly to nonqualified institutional investors, as well as to three separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

         We are authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2005 and 2004, $3,203.6 million and $3,867.0 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
11.  Insurance Liabilities (continued)
         In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated qualifying special purpose entity. As of December 31, 2005 and 2004, $4,744.5 million and $5,462.3 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the SEC-registered program described in the next paragraph.
         We were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements are registered with the SEC. As of December 31, 2005 and 2004, $3,667.9 million and $1,831.5 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other two funding agreement-backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by Principal Financial Group, Inc. In recognition of the use of nearly all $4.0 billion of initial issuance authorization, this program was amended in February 2006 to authorize issuance of up to an additional $5.0 billion.

Future Policy Benefits and Claims

         Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Balance at beginning of year                                                     $747.6          $719.5         $710.0
  Incurred:
    Current year                                                                  1,787.0         1,682.9        1,618.1
    Prior years                                                                     (22.0)          (28.8)         (67.5)
  Total incurred                                                                  1,765.0         1,654.1        1,550.6
  Payments:
    Current year                                                                  1,444.0         1,376.2        1,310.2
    Prior years                                                                     253.8           249.8          230.9
  Total payments                                                                  1,697.8         1,626.0        1,541.1
  Balance at end of year:
    Current year                                                                    343.0           306.7          307.9
    Prior years                                                                     471.8           440.9          411.6
  Total balance at end of year                                                     $814.8          $747.6         $719.5

=============================================================================
         The activity summary in the liability for unpaid accident and health claims shows a decrease of $22.0 million, $28.8 million and $67.5 million for the years ended December 31, 2005, 2004 and 2003, respectively, relating to prior years. Such liability adjustments, which affected current operations during 2005, 2004 and 2003, respectively, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. In addition, in
2003, we established a premium deficiency reserve on our medical conversion business that was previously included in our incurred but not reported claim reserve. These trends have been considered in establishing the current year liability for unpaid accident and health claims. We also had claim adjustment expenses of $30.6 million, $28.3 million and $27.7 million, and related reinsurance recoverables of $3.5 million, $3.6 million and $2.5 million in 2005,
2004 and 2003, respectively, which are not included in the rollforward above.






                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


12.  Debt

Short-Term Debt

         The components of short-term debt as of December 31, 2005 and 2004, were as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
  Other recourse short-term debt                                                                      $--             $0.3
  Nonrecourse short-term debt                                                                         71.4          150.3
  Revolving line of credit with parent                                                               647.7          547.0
  Total short-term debt                                                                             $719.1         $697.6

=========================================================================
         As of December 31, 2005, we had credit facilities with various financial institutions in an aggregate amount of $1.2 billion. As of December
31, 2005 and 2004, we had $719.1 million and $697.6 million of outstanding borrowings related to our credit facilities, with $80.7 million and $176.2 million of assets pledged as support, respectively. Assets pledged consisted primarily of commercial mortgages and securities.

         Our short-term debt consists of a payable to Principal Financial
Services, Inc. of $647.7 million and $547.0 million as of December 31, 2005 and 2004, respectively. Interest paid on intercompany debt was $22.0 million and $6.2 million during 2005 and 2004, respectively.

         The weighted-average interest rates on short-term borrowings as of December 31, 2005 and 2004, were 4.5% and 2.9%, respectively.

Long-Term Debt

         The components of long-term debt as of December 31, 2005 and 2004, were as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
        8% surplus notes payable, due 2044                                                           $99.2          $99.2
        Nonrecourse mortgages and notes payable                                                      162.2          213.2
        Other mortgages and notes payable                                                             52.1           35.4
        Total long-term debt                                                                        $313.5         $347.8

=============================================================================
         The amounts included above are net of the discount associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

         On March 10, 1994, we issued $300.0 million of surplus notes, including
$200.0 million due March 1, 2024, at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that we have sufficient surplus earnings to make such payments.
Interest for the years ended December 31, 2005, 2004 and 2003 of $8.0 million, $10.6 million and $23.8 million, respectively, was approved by the Commissioner, and charged to expense.





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

12.  Debt (continued)

         After receiving approval from the Commissioner, the surplus notes due March 1, 2024, were optionally redeemed by us on March 1, 2004, in whole at a redemption price of approximately 103.6% of par. Total cash paid for the surplus note redemption on March 1, 2004, was $207.2 million.

         Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

         The mortgages and other notes payable are financings for real estate developments. We, including certain subsidiaries, had $135.0 million in credit facilities as of December 31, 2005, with various financial institutions, in addition to obtaining loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2005, range from $0.3 million to $97.5 million per development with interest rates generally ranging from 5.5% to 8.6%. Outstanding principal balances as of December 31, 2004, range from $0.4 million to $98.7 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $284.1 million and $298.7 million as of December 31, 2005 and 2004, respectively.

         At December 31, 2005, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
    2006                                                 $30.9
    2007                                                  97.4
    2008                                                  62.9
    2009                                                   0.6
    2010                                                   0.6
    Thereafter                                           121.1
    Total future maturities of the long-term debt       $313.5

==========================================================================
         Cash paid for interest for 2005, 2004 and 2003, $37.4 million and $45.6 million, respectively. These amo paid on taxes during these years.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

13.  Income Taxes

         Our income tax expense from continuing operations was as follows:

                                                                                   For the year ended December 31,
                                                                                 2005           2004           2003
                                                                                            (in millions)
  Current income taxes:
    U.S. federal                                                                    $190.3         $290.9           $0.3
    State and foreign                                                                 43.2           34.6           35.3
                                                                            ----------------------------------------------
                                                                            ----------------------------------------------
  Total current income taxes                                                         233.5          325.5           35.6
  Deferred income taxes (benefits)                                                    53.5         (100.1)         144.9
  Total income taxes                                                                $287.0         $225.4         $180.5

=============================================================================
         Our provision for income taxes does not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and our effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate from continuing operations is as follows:

                                                                                    For the year ended December 31,
                                                                                    2005           2004          2003
  Statutory corporate tax rate                                                           35%             35%           35%
  Dividends received deduction                                                           (7)             (9)           (7)
  Interest exclusion from taxable income                                                 (2)             (2)           (1)
  Federal tax settlement for prior years                                                 (1)              --            (3)
  Other                                                                                   1               1            (2)
  Effective tax rate                                                                     26%             25%           22%

=============================================================================
         Significant components of our net deferred income taxes were as follows:

                                                                                                    December 31,
                                                                                                2005           2004
                                                                                                   (in millions)
  Deferred income tax assets (liabilities):
    Insurance liabilities                                                                          $392.3         $390.9
    Other deferred tax assets                                                                       122.3           88.9
      Total deferred tax assets                                                                     514.6          479.8
    Deferred policy acquisition costs                                                              (615.0)        (555.2)
    Net unrealized gains on available-for-sale securities                                          (474.6)        (702.3)
    Other deferred tax liabilities                                                                 (300.5)        (263.1)
      Total deferred tax liabilities                                                             (1,390.1)      (1,520.6)
  Total net deferred income tax liabilities                                                       $(875.5)     $(1,040.8)

=================================




                                   Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

13.  Income Taxes (continued)

         The Internal Revenue Service (the "Service") has completed examinations of the U.S. consolidated federal income tax returns for 2001 and prior years. The Service is currently examining returns for 2002 and 2003. The Service's completion of the examinations for the years 1999 - 2001 resulted in notices of deficiency dated December 29, 2004, and March 1, 2005. We paid the deficiencies (approximately $444.0 million for 1999 and 2000, and $1.3 million for 2001, including interest) in the first quarter of 2005 and plan to file claims for refund relating to the disputed adjustments. The majority of the deficiencies are attributable to the disallowance of carrybacks of capital losses, net operating losses and foreign tax credits arising in years after 2001. We expect the Service to allow some of the carrybacks within the next year upon completion of the audit of the returns for the years in which the losses and credits arose. The remainder of the deficiencies are attributable to both contested issues and adjustments that we have accepted. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues in tax years 1999 - 2001 to have a material impact on our net income. Similarly, we believe there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2001.

         Net cash paid for income taxes in 2005 was $676.9 million, primarily due to the notices of deficiency noted above, $626.9 million in 2004, of which $444.3 million was attributable to Principal Residential Mortgage, Inc. and $129.7 million in 2003.

14.  Employee and Agent Benefits

         We have defined benefit pension plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, Principal Financial Group, Inc. ("affiliated companies"). Actuarial information regarding the status of the pension plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures. Some of the defined benefit pension plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law.. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act ("ERISA"), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the non-qualified benefit plan is to fund the plan in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made. While we fund this plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as assets under SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), however, they are included in our consolidated statements of financial position.

         We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, will have access to retiree health benefits but will need to pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually; the contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         Covered employees are first eligible for the medical and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made.

         We use a measurement date of October 1 for the pension and other postretirement benefit plans.

Obligations and Funded Status

         The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

                                                                                                       Other
                                                                                                   postretirement
                                                                   Pension benefits                   benefits
                                                                     December 31,                   December 31,
                                                                 2005           2004            2005           2004
                                                                                    (in millions)
Change in benefit obligation
Benefit obligation at beginning of year                          $(1,312.1)     $(1,191.4)        $(287.8)       $(253.3)
Service cost                                                         (49.7)         (49.6)          (10.0)          (8.7)
Interest cost                                                        (77.4)         (73.8)          (16.9)         (15.4)
Actuarial gain (loss)                                               (121.1)         (62.6)           19.8          (22.3)
Participant contributions                                              --              --              (3.6)          (2.9)
Benefits paid                                                         44.7           42.2            11.2           10.9
Curtailment gain                                                       --             25.1             --              3.9
Special termination benefits                                           --             (1.8)            --              --
Other                                                                 73.9           (0.2)            --              --
Benefit obligation at end of year                                $(1,441.7)     $(1,312.1)        $(287.3)       $(287.8)
Change in plan assets
Fair value of plan assets at beginning of year                    $1,156.4       $1,033.5          $408.5         $378.8
Actual return on plan assets                                         165.7          124.8            47.5           36.3
Employer contribution                                                 20.4           40.3             0.5            1.4
Participant contributions                                              --              --               3.6            2.9
Benefits paid                                                        (44.7)         (42.2)          (11.2)         (10.9)
Fair value of plan assets at end of year                          $1,297.8       $1,156.4          $448.9         $408.5
Funded (under funded) status                                       $(143.9)       $(155.7)         $161.6         $120.7
Unrecognized net actuarial (gain) loss                               201.2          165.9           (18.3)          20.2
                                 -
Unrecognized prior service cost (benefit)                            (71.3)           4.0           (17.2)         (19.9)
Unamortized transition asset                                           --              --               --              --
Net prepaid benefit asset (obligation)                              $(14.0)         $14.2          $126.1         $121.0
Amounts recognized in statement of financial position
-----------------------------------------------------------
  consist  of
Prepaid benefit cost                                                $172.3         $185.7          $126.1         $121.3
Accrued benefit liability, including minimum liability              (203.9)        (179.6)            --             (0.3)
Accumulated other comprehensive income                                17.6            8.1             --              --
Net amount recognized                                               $(14.0)         $14.2          $126.1         $121.0
============================================================

-------------------------------------------------------------------------





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in a Rabbi trust for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify as assets under SFAS 87. The market value of assets held in these trusts was $198.3 million as of December 31, 2005, and $181.0 million as of December 31, 2004.

         The Principal Residential Mortgage, Inc. divestiture in 2004 resulted in a curtailment under SFAS No. 88, Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits, for the plans that provided benefits to the Principal Residential Mortgage, Inc. participants. A mid-year re-measurement to reflect the curtailment occurred as of the date of sale, July 1, 2004. Curtailment gains of $25.1 million and $3.9 million occurred under the pension and other postretirement benefit plans, respectively in 2004. This did not affect the pension plans or other postretirement benefit plans covering agents and managers. In addition, this did not affect the long-term care plan because these plans consist of only retired participants.

         Due to the Principal Residential Mortgage, Inc. divestiture, we provided for contractual termination benefits in connection with termination of employment for a select group of Principal Residential Mortgage, Inc. management employees. The pension plan recognized $1.8 million in special termination benefits liability in 2004.

         As of January 1, 2006, changes were made to our retirement program, including the Principal Select Saving Plan ("401(k)"), the Principal Pension Plan ("Pension Plan") and to the corresponding nonqualified plans. The qualified and nonqualified pension plan changes include a reduction to the traditional and cash balance formulas, a change in the early retirement factors, and the removal of the cost of living adjustments for traditional benefits earned after January 1, 2006. The qualified and nonqualified 401(k) plan's company match will increase from 50% of a contribution rate up to a maximum of 3% of the participant's compensation to 75% of a contribution rate up to a maximum of 6% of the participant's compensation. Employees who were at least 47 years old, with a minimum of 10 years of service as of December 31, 2005, were given the choice to remain under the current pension and 401(k) arrangement or move to the new plan design. The vast majority of this group chose to remain under the current pension and 401(k) arrangement. The Pension Plan changes were recognized as a prior service benefit and resulted in a reduction of liabilities of $73.9 million.

         The pension plans' gains and losses are amortized using a straight-line amortization method over the average remaining service period of employees. For the qualified pension plan, there is no corridor recognized in determining the amount to amortize; for the nonqualified pension plans, the corridor allowed under SFAS 87 is used.

         For the years ended December 31, 2005 and 2004, the pension plans had an actuarial loss of $121.1 million and $62.6 million, respectively. These losses were primarily due to the decrease in discount rate each year.

         On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Medicare Modernization Act") was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare ("Medicare Part D") as well as a federal subsidy to sponsors of retiree medical benefit plans. The prescription drug benefits offered by the sponsor must be at least actuarially equivalent to benefits offered under Medicare Part D to qualify for the subsidy. This subsidy is effective in 2006 and would only apply to benefits paid for qualifying retirees who have not enrolled in Medicare Part D.

         On July 26, 2004, the Centers of Medicare and Medicaid Services ("CMS") issued proposed regulations that provided guidance on the definition of actuarially equivalent retiree prescription drug coverage. These regulations aided in our third quarter of 2004 determination that the majority of our retiree prescription drug benefit coverage is actuarially equivalent to Medicare's Part D prescription drug plan and thus makes us eligible for the tax-free subsidy beginning in 2006. Accordingly, we conducted a mid-year re-measurement during third quarter of 2004 of our retiree medical plans to reflect the recognition of the Medicare Modernization Act in accordance with FASB Staff Position No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003". This caused an actuarial gain of approximately $22.5 million for the medical plans. In addition, it also caused the net periodic benefit cost for 2004 to change for the fourth quarter. The 2004 service cost decreased by approximately $0.2 million, interest cost decreased approximately $0.4 billion and the actuarial loss amortization decreased by $0.1 million.

                                Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         An actuarial liability gain of $19.8 million occurred during 2005 for the other postretirement benefit plans. This was due to a less than assumed increase in health care claim costs and trend assumption, as well as a refinement in the recognition of Medicare Part D government subsidy. This liability gain was offset by a liability loss caused by a decrease in the discount rate.
         There was an aggregate actuarial liability loss of $22.3 million during 2004 for the other postretirement benefit plans. Of this, $44.8 million was due to an actuarial liability loss experience primarily due to the 25 basis point drop in the discount rate and an increase in the health care cost trend rate. However, this loss was partially offset by the $22.5 million in actuarial liability gain due to the recognition of the Medicare Modernization Act.

         The accumulated benefit obligation for all defined benefit pension plans was $1,239.2 million and $1,098.6 million at December 31, 2005, and 2004, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

         The obligations below relate only to the nonqualified pension plan liabilities. As noted previously, the nonqualified plans have assets that are housed in trusts that fail to meet the requirements to be included in plan assets under SFAS 87; however, these assets are included in our consolidated statements of financial position.

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
Projected benefit obligation                                                                        $255.7         $233.3
Accumulated benefit obligation                                                                       203.9          179.6

---------------------------------------------------------------------
Information for other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
Accumulated postretirement benefit obligation                                                         $2.3          $92.7
Fair value of plan assets                                                                              1.6           90.3

------------------------------------------------------------





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Components of net periodic benefit cost:

                                                                                        Other postretirement
                                            Pension benefits                                  benefits
                                                                  For the year ended
                                                                     December 31,
                                  2005           2004            2003           2005            2004           2003
                                                                    (in millions)
Service cost                          $49.7          $49.6           $49.0          $10.0            $8.7          $12.3
Interest cost                          77.4           73.8            66.9           16.9            15.4           17.9
Expected return on plan
  assets                              (96.2)         (87.4)          (74.8)         (29.4)          (27.6)         (25.8)
Amortization of prior
  service cost (benefit)                1.3            1.8             1.7           (2.6)           (2.8)          (3.2)
Amortization of transition
  asset                                 --             (0.1)           (0.5)           --               --              --
Recognized net actuarial
  loss                                 16.4           14.1            17.9            0.5             0.5            2.7
Special termination and
  benefits                              --              1.8             --              --               --              --
Curtailment gain                        --            (13.8)            --              --              (5.4)           --
Net periodic benefit cost
  (income)                            $48.6          $39.8           $60.2          $(4.6)         $(11.2)          $3.9

=========================================================================
Additional information:

                                                                                                                 Other
                                                                                        Pension              postretirement
                                                                                       benefits                 benefits
                                                                                     For the year ended December 31,
                                                                                  2005           2004       2005      2004
                                                                                              (in millions)
Increase in minimum liability included in other comprehensive income                   $9.5           $4.2 N/A     N/A

-----------------------------------------------------------------------
Assumptions:

Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

                                                                                                               Other
                                                                                                           postretirement
                                                                                   Pension benefits           benefits
                                                                                                December 31,
                                                                                   2005       2004        2005        2004
Discount rate                                                                        5.75%       6.00%       5.75%      6.00%
Rate of compensation increase                                                        5.00%       5.00%       5.00%      5.00%

----------------------------------------------------------------





                              Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost

                                                             Pension benefits               Other postretirement benefits
                                                                        For the year ended December 31,
                                                       2005           2004        2003       2005          2004        2003
Discount rate                                         6.00%       6.25%/6.50%*     6.50%    6.00%      6.25%/6.50%*     6.50%
Expected long-term return on plan assets              8.50%           8.50%        8.50%    7.30%          7.31%        7.36%
Rate of compensation increase                         5.00%           5.00%        5.00%    5.00%          5.00%        5.00%
[GRAPHIC OMITTED]
------------------------------------------------------------------------
*        The discount rate used to calculate the benefit expense for the first three quarters of 2004 expense related to the home office pension and other postretirement benefit plans and retiree medical plans was 6.25%.
         The discount rate used to calculate the benefit expense for the last quarter of 2004 was 6.50%. The change in rates occurred due to the third quarter 2004 remeasurement for the Principal Residential
         Mortgage, Inc. divestiture and Medicare Modernization Act. A remeasurement did not occur on the agents and managers pension and other non-medical postretirement benefit plans.

         For other postretirement benefits, the 7.30% rate for 2005 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 7.25%, 7.75% and 5.85%, respectively.

         The expected return on plan assets is the long-term rate we expect to be earned based on the plans' investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans. Based on a review in 2005, the long term expected return on plan assets was lowered to 8.25% for the 2006 pension expense calculation.

Assumed health care cost trend rates

                                                                                                  For the year ended
                                                                                                     December 31,
                                                                                                  2005          2004
        Health care cost trend rate assumed for next year under age 65                               13.00%        14.45%
        Health care cost trend rate assumed for next year age 65 and over                            13.00%        12.75%
        Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)             5.00%         5.00%
        Year that the rate reaches the ultimate trend rate                                             2017          2016

-------------------------------------------------------------
         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                                    1-percentage-       1-percentage-
                                                                                   point increase       point decrease
                                                                                              (in millions)
        Effect on total of service and interest cost components                               $5.2               $(4.2)
        Effect on accumulated postretirement benefit obligation                              (51.5)               41.8

----------------------------------------------------






                                     Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Pension Plan Assets

         The pension plan's weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                                                                                          October 1,
                                                                                                      2005         2004
        Asset category
        Domestic equity securities                                                                         54%           57%

        International equity securities                                                                14                10
        Domestic debt securities                                                                           23            25
        Real estate                                                                                         9              8
          Total                                                                                           100%          100%

=========================================================================
         Our investment strategy is to achieve the following:

o Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

o Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.

o Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

         In administering the qualified pension plan's asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

         The overall target asset allocation for the qualified plan assets is:

                                                     Target allocation
        Asset category
        Domestic equity securities 40% - 60% International equity securities 5%
        - 15% Domestic debt securities 20% - 30% International debt securities 0% - 7% Real estate 3% - 10% Other 0% - 7%

-------------------------------------------------------------------
         For 2005 and 2004, respectively, the plan assets include zero and $26.6 million in Principal Financial Group, Inc. stock held under a separate account under an annuity contract. These assets were received in the qualified defined benefit plan as a result of the demutualization. These holdings were liquidated as of April 30, 2005.

                            Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Other Postretirement Benefit Plans' Assets

         The other postretirement benefit plans' weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                                                                                          October 1,
                                                                                                      2005          2004
        Asset category
        Equity securities                                                                                    55%          50%
        Debt securities                                                                                       45          50
          Total                                                                                             100%         100%

========================================================================
         The weighted average target asset allocation for the other postretirement benefit plans is:

                                                                                                      Target allocation
        Asset category
        Equity securities                                                                                  50 - 70%
        Debt securities                                                                                    30 - 50%

---------------------------------------------------------
         The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.

Contributions

         We expect to contribute roughly $0.5 million to our other postretirement benefit plans in 2006. Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We do not anticipate that we will be required to fund a minimum annual contribution under ERISA for the qualified pension plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2006 in the range of $20-$50 million. This includes funding for both our qualified and nonqualified pension plans.


                            Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Estimated Future Benefit Payments

         The following benefit payments, which reflect expected future service, expected to be paid and the amount of tax-free subsidy receipts under Medicare Part D expected to be received are:

                                                                       Other postretirement
                                                                             benefits
                            (gross benefit payments,
                                                                   including prescription drug  Amount of Medicare Part D
                                                 Pension benefits           benefits)               subsidy receipts
                                                                              (in millions)
        Year ending December 31:
           2006                                              $45.9                        $17.8                      $0.9
           2007                                               49.0                         19.9                       1.0
           2008                                               52.7                         22.0                       1.1
           2009                                               56.7                         24.5                       1.3
           2010                                               61.2                         27.2                       1.5
           2011 - 2015                                       389.5                        182.2                      11.4

----------------------------------------------------------
         The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

         The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2005.





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and non-qualified plans.

                                                                      For the year ended December 31,
                                                                2005                                  2004
                                                 Qualified   Nonqualified             Qualified  Nonqualified
                                                    plan        plans       Total       plan        plans         Total
                                                                               (in millions)
        Benefit obligation, end of the year      $(1,186.0)     $(255.7)   $(1,441.7)   $(1,078.8)     $(233.3)  $(1,312.1)
        Fair value of plan assets, end of the
          year                                     1,297.8          --        1,297.8      1,156.4          --       1,156.4
        Funded (underfunded) status                  111.8       (255.7)      (143.9)        77.6       (233.3)     (155.7)
        Unrecognized net actuarial loss              111.5         89.7        201.2         97.6         68.3       165.9
        Unrecognized prior service cost
          (benefit)                                  (51.0)       (20.3)       (71.3)        10.5         (6.5)        4.0
        Unrecognized transition (asset)
          liability                                    --            --            --            --            --           --
        Net amount recognized                       $172.3      $(186.3)      $(14.0)      $185.7      $(171.5)      $14.2
        Amounts recognized in statement of
          financial position
        Prepaid benefit cost                        $172.3         $--         $172.3       $185.7         $--        $185.7
        Accrued benefit liability including
          minimum liability                            --         (203.9)      (203.9)         --         (179.6)     (179.6)
        Accumulated other comprehensive income         --           17.6         17.6          --            8.1         8.1
        Net amount recognized                       $172.3      $(186.3)      $(14.0)      $185.7      $(171.5)      $14.2
        Components of net periodic benefit cost
        Service cost                                 $41.9         $7.8        $49.7        $40.4         $9.2       $49.6
        Interest cost                                 63.7         13.7         77.4         59.9         13.9        73.8
        Expected return on plan assets               (96.2)         --          (96.2)       (87.4)         --         (87.4)
        Amortization of prior service cost
          (benefit)                                    2.8         (1.5)         1.3          3.7         (1.9)        1.8
        Amortization of transition (asset)
          obligation                                   --            --            --           (0.2)         0.1        (0.1)
        Recognized net actuarial loss                 11.2          5.2         16.4          7.8          6.3        14.1
        Special termination benefits                   --            --            --            --            1.8         1.8
        Curtailment gain                               --            --            --          (13.2)        (0.6)      (13.8)
        Net periodic benefit cost                    $23.4        $25.2        $48.6        $11.0        $28.8       $39.8

============================================================






                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         In addition, we have defined contribution plans that are generally available to all employees and agents who are 21 or older. Eligible participants could not contribute more than $14,000 of their compensation to the plans in 2005. In 2005, we matched the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including our common stock. We contributed $19.0 million, $18.6 million and $18.5 million in 2005, 2004, and 2003 respectively, to our qualified defined contribution plans.

         We also have a nonqualified defined contribution plan available to select employees and agents who are age 21 and over which allows them to contribute amounts in excess of limits imposed by federal tax law. In 2005, we matched the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. We contributed $4.8 million, $4.5 million and $3.7 million in 2005, 2004, and 2003, respectively, to our nonqualified defined contribution plans.

15.  Contingencies, Guarantees and Indemnifications

Litigation

         We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance. Some of the lawsuits are class actions, or purport to be, and some include claims for punitive damages. In addition, regulatory bodies, such as state insurance departments, the SEC, the National Association of Securities Dealers, Inc., the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers.

         Several lawsuits have been filed against other insurance companies and insurance brokers alleging improper conduct relating to the payment and non-disclosure of contingent compensation and bid-rigging activity. Several of these suits were filed as purported class actions. Several state attorneys general and insurance regulators have initiated industry-wide inquiries or other actions relating to compensation arrangements between insurance brokers and insurance companies and other industry issues. We received a subpoena on March 3, 2005 from the Office of the Attorney General of the State of New York seeking information on compensation agreements associated with the sale of retirement products. On January 13, 2006, we received a subpoena and a set of interrogatories from the Office of the Attorney General of the State of Connecticut seeking information and documents relating to payment of contingent compensation to brokers and actions in restraint of trade in the sale of group annuities. We are cooperating with these inquiries. We have received requests from regulators and other governmental authorities relating to industry issues and may receive such requests in the future.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

15.  Contingencies, Guarantees and Indemnifications (continued)

         On December 23, 2004, a lawsuit was filed in Iowa state court against us, Principal Financial Group, Inc. and Principal Financial Services, Inc., on behalf of a proposed class comprised of the settlement class in the Principal Life sales practices class action settlement, which was approved in April 2001 by the United States District Court for the Southern District of Iowa. This more recent lawsuit claims that the treatment of the settlement costs of that sales practices litigation in relation to the allocation of demutualization consideration to our policyholders was inappropriate. Demutualization allocation was done pursuant to the terms of a plan of demutualization approved by the policyholders in July 2001 and Insurance Commissioner of the State of Iowa in August 2001. The lawsuit further claims that such allocation was not accurately described to policyholders during the demutualization process and is a breach of the sales practices settlement. On January 27, 2005, we filed a notice to remove the action from state court to the United States District Court for the Southern District of Iowa. On July 22, 2005, the plaintiff's motion to remand the action to state court was denied, and our motion to dismiss the lawsuit was granted. On September 21, 2005, the plaintiff's motion to alter or amend the judgment was denied. On October 4, 2005, the plaintiff filed a notice of appeal to the United State Court of Appeals for the Eighth Circuit. A lawsuit was filed against us, Principal Financial Group, Inc., and Principal Financial Services, Inc. in the United States District Court for the Southern District of Iowa on October 31, 2005. The claims and allegations in the new lawsuit are substantially the same as those in the December 23, 2004 lawsuit, but the proposed class is limited to those members of the settlement class in the Principal Life sales practices class action settlement who did not own annuities and who received demutualization consideration in the form of cash under the plan of demutualization. We have filed a motion to dismiss all claims.

         While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on our business or financial position. The outcome of litigation is always uncertain, and unforeseen results can occur. It is possible that such outcomes could materially affect net income in a particular quarter or annual period.

Guarantees and Indemnifications

         In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire from 2005 through 2019. The maximum exposure under these agreements as of December 31, 2005, was approximately $162.0 million; however, we believe the likelihood is remote that material payments will be required and therefore have not accrued for a liability on our consolidated statements of financial position. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us, therefore, such guarantees would not result in a material adverse effect on our business or financial position. It is possible that such outcomes could materially affect net income in a particular quarter or annual period. The fair value of such guarantees issued after January 1, 2003, was determined to be insignificant.

         We are also subject to various other indemnification obligations issued in conjunction with certain transactions, primarily the sale of Principal Residential Mortgage, Inc., and other divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe the likelihood is remote that material payments would be required under such indemnifications and therefore such indemnifications would not result in a material adverse effect on our business or financial position. It is possible that such outcomes could materially affect net income in a particular quarter or annual period. The fair value of such indemnifications issued after January 1, 2003, was determined to be insignificant.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

15.  Contingencies, Guarantees and Indemnifications (continued)

Operating Leases

     As a lessee, we lease office space, data processing equipment and office furniture and equipment under various operating leases. Rental expense for the years ended December 31, 2005, 2004 and 2003, respectively, was $50.8 million, $44.9 million and $48.0 million.

     At December 31, 2005, the future minimum lease payments are $156.3 million. The following represents payments due by period for operating lease obligations as of December 31, 2005 (in millions).

  Year ending December 31:
        2006                                                                                                         $44.7
        2007                                                                                                          34.6
        2008                                                                                                          21.6
        2009                                                                                                          16.3
        2010                                                                                                          12.2
        2011 and thereafter                                                                                           26.9

Securities Posted as Collateral

     We posted $386.9 million in securities under collateral agreements at December 31, 2005, to satisfy collateral requirements primarily associated with our derivatives credit support agreements and a reinsurance arrangement with our U.S. Asset Management and Accumulation segment.





                                     Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity

Other Comprehensive Income

         Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by stockholders and distributions to stockholders.

         The components of accumulated other comprehensive income were as follows:

                                                              Net           Net
                                                          unrealized    unrealized
                                                             gains         gains
                                                           (losses) (losses)
                                                         Foreign Accumulated on
                                                         available- on currency
                                                         Minimum other
                                                           for-sale     derivative   translation     pension     comprehensive
                                                          securities    instruments   adjustment    liability       income
                                                                                     (in millions)
Balances at January 1, 2003                                    $900.8       $(108.6)        $(7.1)        $--          $785.1
Net change in unrealized gains on fixed maturities,
  available-for-sale                                            677.7           --             --            --           677.7
Net change in unrealized gains on equity securities,
  available-for-sale                                             12.9           --             --            --            12.9
Net change in unrealized losses on equity method
  subsidiaries and minority interest adjustments                 (8.4)          --             --            --            (8.4)
Adjustments for assumed changes in amortization pattern:
  Deferred policy acquisition costs                             (48.2)          --             --            --           (48.2)
  Unearned revenue reserves                                       1.6           --             --            --             1.6
Net change in unrealized gains on derivative instruments          --            76.3           --            --            76.3
Net change in unrealized losses on policyholder
  dividend obligation                                           (65.3)          --             --            --           (65.3)
Change in net foreign currency translation adjustment             --             --            (0.1)         --            (0.1)
Change in minimum pension liability adjustment                    --             --             --           (3.9)         (3.9)
Provision for deferred income tax benefit (expense)            (195.1)        (26.3)          --            1.4        (220.0)
Cumulative effect of accounting change, net of related
  income taxes                                                    9.1           --             --            --             9.1
Balances at December 31, 2003                                $1,285.1        $(58.6)        $(7.2)       $(2.5)     $1,216.8

------------------------------------




                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity (continued)

                                                             Net
                                 unrealized Net
                                                            gains       unrealized
                                                          (losses) gains Foreign
                                                        Accumulated on
                                                        available- (losses)
                                                        currency Minimum other
                                                          for-sale    on derivative  translation     pension     comprehensive
                                                         securities    instruments    adjustment    liability       income
                                                                                     (in millions)
Balances at January 1, 2004                                 $1,285.1        $(58.6)         $(7.2)       $(2.5)     $1,216.8
Net change in unrealized gains on fixed maturities,
  available-for-sale                                            67.6           --              --            --            67.6
Net change in unrealized losses on equity securities,
  available-for-sale                                             0.2           --              --            --             0.2
Net change in unrealized losses on equity method
  subsidiaries and minority interest adjustments               (28.2)          --              --            --           (28.2)
Adjustments for assumed changes in amortization
  pattern:
  Deferred policy acquisition costs                             31.5           --              --            --            31.5
  Sales inducements                                              0.5           --              --            --             0.5
  Unearned revenue reserves                                     (3.8)          --              --            --            (3.8)
Net change in unrealized gains  on derivative
  instruments                                                    --            88.9            --            --            88.9
Net change in unrealized losses on policyholder
  dividend obligation                                          (19.5)          --              --            --           (19.5)
Change in net foreign currency translation adjustment            --             --             (0.6)         --            (0.6)
Change in minimum pension liability adjustment                   --             --              --           (4.3)         (4.3)
Provision for deferred income tax benefit (expense)            (16.7)        (31.1)           --            1.5         (46.3)
Balances at December 31, 2004                               $1,316.7         $(0.8)         $(7.8)       $(5.3)     $1,302.8

----------------------------------------------------------------------------





                                                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity (continued)

                                                              Net           Net
                                                          unrealized    unrealized
                                                             gains         gains
                                                           (losses) (losses)
                                                         Foreign Accumulated on
                                                         available- on currency
                                                         Minimum other
                                                           for-sale     derivative   translation     pension     comprehensive
                                                          securities    instruments   adjustment    liability       income
                                                                                     (in millions)
Balances at January 1, 2005                                  $1,316.7         $(0.8)        $(7.8)       $(5.3)     $1,302.8
Net change in unrealized losses on fixed maturities,
  available-for-sale                                           (902.3)          --             --            --          (902.3)
Net change in unrealized gains on equity securities,
  available-for-sale                                              5.8           --             --            --             5.8
Net change in unrealized gains on equity method
  subsidiaries and minority interest adjustments                  5.3           --             --            --             5.3
Adjustments for assumed changes in amortization pattern:
  Deferred policy acquisition costs                              97.2           --             --            --            97.2
  Sales inducements                                               5.8           --             --            --             5.8
  Unearned revenue reserves                                      (8.3)          --             --            --            (8.3)
Net change in unrealized gains on derivative instruments          --            41.7           --            --            41.7
Net change in unrealized gains on policyholder dividend
  obligation                                                     84.7           --             --            --            84.7
Change in net foreign currency translation adjustment             --             --             0.7          --             0.7
Change in minimum pension liability                               --             --             --           (9.5)         (9.5)
Provision for deferred income tax benefit (expense)             244.2         (16.5)          --            3.3         231.0
Balances at December 31, 2005                                  $849.1         $24.4         $(7.1)      $(11.5)       $854.9

=============================================================================
         The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years:

                                                                                               For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                                  (in millions)
Unrealized gains (losses) on available-for-sale securities arising during the year       $(430.1)       $113.5        $560.6
Adjustment for realized losses on available-for-sale securities included in net
  income                                                                                   (12.3)        (24.1)       (126.3)
Unrealized gains (losses) on available-for-sale securities, as adjusted                  $(442.4)        $89.4        $434.3
                                                                                    ==========================================

------------------------------------------------------------------
         The above table is presented net of income tax, PDO and related changes in the amortization patterns of DPAC, sales inducements and unearned revenue reserves.

Dividend Limitations

         Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2005 statutory results, we could pay approximately $630.7 million in stockholder dividends in 2006 without exceeding the statutory limitation. See
Note 22, Subsequent Event.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

17.  Fair Value of Financial Instruments

         The following discussion describes the methods and assumptions we utilize in estimating our fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

         We define fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

         Fair values of public debt and equity securities have been determined by us from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

         Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan.

         The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

         The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed. We do consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

         Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

17.  Fair Value of Financial Instruments (continued)

The carrying amounts and estimated fair values of our financial instruments were as follows:

                                                                                 December 31,
                                                                   2005                               2004
                                                     Carrying amount     Fair value    Carrying amount     Fair value
                                                                                (in millions)
        Assets (liabilities)
        Fixed maturities, available-for-sale               $39,949.0        $39,949.0        $39,111.1        $39,111.1
        Fixed maturities, trading                              105.0            105.0             93.0             93.0
        Equity securities, available-for-sale                  702.9            702.9            682.6            682.6
        Equity securities, trading                              60.1             60.1             41.2             41.2
        Mortgage loans                                      10,979.2         11,796.6         11,328.7         12,385.4
        Policy loans                                           827.7            827.7            814.5            814.5
        Other investments                                      675.0            675.0          1,259.1          1,259.1
        Cash and cash equivalents                            1,717.1          1,717.1            383.4            383.4
        Investment-type insurance contracts                (31,210.2)       (31,120.4)       (30,145.1)       (30,170.9)
        Short-term debt                                       (719.1)          (719.1)          (697.6)          (697.6)
        Long-term debt                                        (313.5)          (329.4)          (347.8)          (368.9)

-----------------------------------------------------------------

18.  Statutory Insurance Financial Information

         We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

         In 2003, we received written approval from the State of Iowa to recognize as admitted assets those assets pledged by us on behalf of a wholly owned subsidiary instead of nonadmitting such assets. At December 31, 2003, the statutory surplus was $707.0 million greater than it would have been if NAIC Statutory Accounting Principles had been followed for this transaction. This permitted practice has no effect on our net income for the year then ended. As of December 31, 2005 and 2004, there were no pledged assets on behalf of a wholly owned subsidiary.

         Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, we meet the minimum RBC requirements.

         Statutory net income and statutory surplus (excluding amounts attributable to common capital stock) were as follows:

                                                                                        As of or for the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                               (in millions)
        Statutory net income                                                             $666.2       $512.7       $577.1
        Statutory surplus                                                               3,657.8      3,044.3      3,859.4

----------------------------------------------------------------------


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information

         We provide financial products and services through the following segments: U.S. Asset Management and Accumulation and Life and Health Insurance. In addition, there is a Mortgage Banking (discontinued operations) and Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

         The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to our asset accumulation business, the life and health insurance operations, the Corporate and Other segment and third-party clients.

         The Life and Health insurance segment provides individual life insurance, group health insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance and group life insurance, throughout the United States.

         On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. The results of operations (excluding corporate overhead) for our Mortgage Banking segment, which includes Principal Residential Mortgage, Inc., are reported as other after-tax adjustments for all periods presented. See Note 4, Discontinued Operations, for further explanation.

         The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter-segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

         Management uses segment operating earnings for goal setting, determining employee compensation and evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income available to common stockholders for net realized/unrealized capital gains and losses, as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized/unrealized capital gains and losses, as adjusted, are net of income taxes, related changes in the amortization pattern of DPAC and sales inducements, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains and losses distributed, minority interest capital gains and losses and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized/unrealized capital gains and their impact on recognition of front-end fee revenues and certain market value adjustments to fee revenues. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.

         The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate and Other segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate and Other segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         The following tables summarize selected financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

                                                                                                    December 31,
                                                                                                2005           2004
                                                                                                   (in millions)
        Assets:
        U.S. Asset Management and Accumulation                                                 $103,424.9      $94,317.0
        Life and Health Insurance                                                                14,053.2       13,141.3
        Corporate and Other                                                                       2,520.8        2,420.9
          Total consolidated assets                                                            $119,998.9     $109,879.2

========================================================


                                                                                     For the year ended December 31,
                                                                                    2005          2004          2003
                                                                                              (in millions)
        Operating revenues by segment:
        U.S. Asset Management and Accumulation                                      $3,968.6      $3,620.0      $3,516.7
        Life and Health Insurance                                                    4,372.9       4,153.2       4,014.3
        Corporate and Other                                                            (15.1)         (4.2)         24.2
          Total segment operating revenues                                           8,326.4       7,769.0       7,555.2
        Add:
         Net realized/unrealized capital losses, including recognition of
         front-end     fee revenues and certain market value adjustments to
         fee revenues                                                                  (28.6)       (119.8)       (103.5)
        Subtract:
         Operating revenues from discontinued real estate investments                    2.2           2.5           4.0
          Total revenues per consolidated statements of operations                  $8,295.6      $7,646.7      $7,447.7
        Operating earnings (loss) by segment, net of related income taxes:
        U.S. Asset Management and Accumulation                                        $520.0        $498.5        $425.1
        Life and Health Insurance                                                      277.4         257.7         241.2
        Mortgage Banking                                                                 --           (10.3)        (18.1)
        Corporate and Other                                                             10.6          (1.0)         21.3
          Total segment operating earnings, net of related income taxes                808.0         744.9         669.5
        Net realized/unrealized capital losses, as adjusted                            (26.8)        (77.7)        (59.2)
        Other after-tax adjustments (1)                                                 50.9         100.6          49.0
          Net income per consolidated statements of operations                        $832.1        $767.8        $659.3

================================================================
[GRAPHIC OMITTED]
(1)      In 2005, other after-tax adjustments of $50.9 million included (1) the positive effect of: (a) a decrease in income tax reserves established for IRS tax matters ($33.8 million); (b) gains on sales of real estate properties that qualify for discontinued operations treatment under
         SFAS 144 ($22.3 million); and (2) the negative effect from a change in the estimated gain on disposal of Principal Residential Mortgage, Inc.
         ($5.2 million).

         In 2004, other after-tax adjustments of $100.6 million included (1) the positive effect of: (a) the discontinued operations and estimated gain on disposal of Principal Residential Mortgage, Inc. ($103.0 million) and (2) the negative effect from a cumulative change in accounting principle related to the implementation of SOP 03-1 ($2.4 million).


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         In 2003, other after-tax adjustments of $49.0 million included (1) the positive effect of: (a) a decrease in income tax reserves established for contested IRS tax audit matters ($28.9 million); (b) income from discontinued operations related to Principal Residential Mortgage, Inc. ($23.5 million); and (2) the negative affect of a cumulative effect of accounting change related to the implementation of FIN 46 ($3.4 million).

         The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

                                                                                        For the year ended December 31,
                                                                                        2005           2004         2003
                                                                                                 (in millions)
Income tax expense (benefit) by segment:
U.S. Asset Management and Accumulation                                                     $151.6        $147.8       $131.5
Life and Health Insurance                                                                   139.9         130.6        122.6
Mortgage Banking                                                                              --            (6.4)       (11.2)
Corporate and Other                                                                          10.4          (5.1)         2.5
   Total segment income taxes from operating earnings                                       301.9         266.9        245.4
Add:
   Tax benefits related to net realized/unrealized capital losses, as adjusted              (10.6)        (40.6)       (37.4)
   Tax benefits related to other after-tax adjustments                                       (3.5)          --          (26.1)
Subtract:
   Income tax expense from discontinued real estate                                           0.8           0.9          1.4
  Total income tax expense per consolidated statements of operations                       $287.0        $225.4       $180.5

==============================================================================


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         The following table summarizes operating revenues for our products and services:

                                                                                         For the year ended December 31,
                                                                                         2005          2004         2003
                                                                                                  (in millions)
U.S. Asset Management and Accumulation:
  Full-service accumulation                                                              $1,245.9      $1,168.7     $1,099.5
  Full-service payout                                                                       863.5         811.8        862.5
  Investment only                                                                         1,002.3         931.6        905.9
    Total pension                                                                         3,111.7       2,912.1      2,867.9
Individual annuities                                                                        471.6         393.8        354.9
Other and eliminations                                                                       22.3          20.6         24.3
  Total U.S. Asset Accumulation                                                           3,605.6       3,326.5      3,247.1
Principal Global Investors                                                                  414.3         338.5        304.0
Eliminations                                                                                (51.3)        (45.0)       (34.4)
  Total U.S. Asset Management and Accumulation                                            3,968.6       3,620.0      3,516.7
Life and Health Insurance:
  Individual life insurance                                                               1,361.7       1,370.4      1,360.1
  Health insurance                                                                        1,879.7       1,778.8      1,746.7
  Specialty benefits insurance                                                            1,131.5       1,004.0        907.5
    Total Life and Health Insurance                                                       4,372.9       4,153.2      4,014.3

Corporate and Other                                                                         (15.1)         (4.2)        24.2

Total operating revenues                                                                 $8,326.4      $7,769.0     $7,555.2
Total operating revenues                                                                 $8,326.4      $7,769.0     $7,555.2
Net realized/unrealized capital losses, including recognition of front-end fee
  revenues and certain market value adjustments to fee revenues                             (28.6)       (119.8)      (103.5)
Operating revenues from discontinued real estate investments                                 (2.2)         (2.5)        (4.0)
Total U.S. GAAP revenues                                                                 $8,295.6      $7,646.7     $7,447.7

========================================================================


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

20.  Stock-Based Compensation Plans

         As of December 31, 2005, our ultimate parent, Principal Financial Group, Inc. has the 2005 Stock Incentive Plan, the Employee Stock Purchase Plan, the Stock Incentive Plan, and the Long Term Performance Plan, which result in an expense for us. As of May 17, 2005, no new grants will be made under the Stock Incentive Plan or the Long Term Performance Plan.

         Under the terms of the 2005 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units, or other stock-based awards. Options outstanding under the Stock Incentive Plan and the 2005 Stock Incentive Plan were granted at a price equal to the market value of Principal Financial Group, Inc. common stock on the date of grant, and expire ten years after the grant date. Options granted have graded or cliff vesting over a three-year period.

         Restricted stock units were issued to certain employees and agents pursuant to the Stock Incentive Plan and 2005 Stock Incentive Plan and have graded or cliff vesting over a three-year period.

         In 2004 and 2003, stock appreciation rights were issued to agents meeting certain production requirements. The stock appreciation rights vest ratably over a three-year period. For the years ended December 31, 2005, 2004 and 2003, we recorded compensation expense of $0.2 million, $0.3 million and $0.1 million, respectively, related to the stock appreciation rights.

         Principal Financial Group, Inc. also maintains the Long Term Performance Plan, which provides the opportunity for eligible executives to receive additional rewards if specified minimum corporate performance objectives are achieved over a three-year period. This plan was amended in May 2001, to utilize stock as an option for payment starting with payments in 2003. For the years ended December 31, 2005, 2004 and 2003, we recorded compensation expense of $9.2 million, $4.7 million and $6.6 million, respectively, related to the plan. Effective with stockholder approval of the 2005 Stock Incentive Plan, any awards earned under the Long Term Performance Plan will be issued under the 2005 Stock Incentive Plan.

         Under Principal Financial Group, Inc.'s Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of Principal Financial Group, Inc. common stock on a quarterly basis. For 2003, the maximum amount an employee could contribute during any plan year was the lesser of $10,000, or such greater or lesser amount as determined by the plan administrator, and 10% of the employee's salary. Effective January 1, 2004, employees may purchase up to $25,000 worth of Principal Financial Group, Inc. stock each year. Employees may purchase shares of Principal Financial Group, Inc. common stock at a price equal to 85% of the share's fair market value as of the beginning or end of the quarter, whichever is lower.

         The compensation cost that has been charged against income for the Stock Incentive Plan and Employee Stock Purchase Plan was $38.3 million, $38.5 million, and $20.3 million for 2005, 2004 and 2003, respectively. For awards with graded vesting, we use an accelerated expense attribution method.

         The weighted-average estimated fair value of stock options granted during 2005, 2004 and 2003, using the Black-Scholes option valuation model was $9.18, $13.55, and $10.64 per share, respectively. The fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions:

                                                                                              2005      2004      2003
        Dividend yield                                                                          1.41%     1.26%      .91%
        Expected volatility                                                                     19.1%     39.2%     38.6%
        Risk-free interest rate                                                                  4.1%      3.3%      3.1%
        Expected life (in years)                                                                    6         6         6

============================================================================





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

21.  Quarterly Results of Operations (Unaudited)

         The following is a summary of unaudited quarterly results of operations for 2005 and 2004:

                                                                                    For the three months ended
                                                                        March 31       June 30    September 30   December 31
                                                                                           (in millions)
2005
  Total revenues                                                          $1,977.7      $2,025.7      $2,036.3      $2,255.9
  Total expenses                                                           1,703.9       1,740.5       1,769.4       1,981.2
  Income from continuing operations, net of related income taxes             199.4         203.9         192.0         218.3
  Income from discontinued operations, net of related income taxes             0.6          15.3           0.1           2.5
  Net income                                                                 200.0         219.2         192.1         220.8

------------------------------------------------------------------------
2004
  Total revenues                                                         $1,841.2      $1,834.1       $1,926.7      $2,044.7
  Total expenses                                                          1,638.0       1,655.2        1,680.8       1,781.7
  Income from continuing operations, net of related income taxes            151.5         135.4          183.6         195.1
  Income (loss) from discontinued operations, net of related income
    taxes                                                                    31.1         (19.9)          94.0          (0.6)
  Cummulative effect of accounting change                                    (2.4)          --              --             --
  Net income                                                                180.2         115.5          277.6         194.5

22.  Subsequent Event

         On February 28, 2006, we declared a common stock dividend to our parent company of up to $625.0 million, $425.0 million of which was accrued as of February 28, 2006.